As filed with the Securities and Exchange Commission on June 29, 2007

Registration No. 333-89661; 811-09645

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 51	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 52	☒

(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

One Financial Center

Boston, MA 02111

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

James R. Bordewick, Jr.

c/o Columbia Management Group

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to Rule 485(b), or	☒	on July 1, 2007 pursuant to Rule 485(b), or
☐	60 days after filing pursuant to Rule 485(a), or	☐	on (date) pursuant to Rule 485(a).
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph(a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No. 51 under the 1933 Act and Amendment No. 52 under the 1940 Act to the Registration Statement on Form N-1A for Columbia Funds Series Trust (the “Trust”) in order to effect certain material and non-material changes and to provide updated financial information for certain Funds of the Trust.

Columbia Funds Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Large Cap Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

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Prospectus Primer

This prospectus tells you about Columbia Large Cap Value Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

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FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia Large Cap Value Fund

FUNDimensions™
Columbia Large Cap Value Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Cap Value
Benchmark:	Russell 1000® Value Index
Ticker Symbols:	Class A: NVLEX Class B: NVLNX Class C: NVALX Class R: CVURX
Principal Risks:	Investment strategy risk Market risk Value securities risk Foreign securities risk Real estate investment trusts risk

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

   Investment Objective

The Fund seeks long-term capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value® Index at the time of purchase (between $867 million and $468.5 billion as of May 31, 2007), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■	a company’s current operating margins relative to its historic range and future potential.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

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Columbia Large Cap Value Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Columbia Large Cap Value Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 1.08%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1998:	19.39%
Worst:	3rd quarter 2002:	-20.50%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Large Cap Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell 1000 Value® Index, an unmanaged index that measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the index as a whole. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class A shares returns before taxes	10.92%	7.72%	7.59%
Class A shares returns after taxes on distributions	9.78%	7.13%	5.51%
Class A shares returns after taxes on distributions and sale of Fund shares	8.47%	6.48%	5.67%
Class B shares returns before taxes	11.74%	7.84%	7.41%
Class C shares returns before taxes	15.82%	8.16%	7.48%
Class R shares returns before taxes	17.41%	8.94%	8.20%
Russell 1000 Value® Index (reflects no deductions for fees, expenses or taxes)	22.25%	10.86%	11.00%

(a)

The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are December 6, 1989, June 7, 1993, June 17, 1992 and January 23, 2006, respectively. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia Large Cap Value Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Large Cap Value Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(d)	0.64%	0.64%	0.64%	0.64%
Distribution and service fees	0.25%	1.00%	1.00%	0.50%
Other expenses(e)(f)	0.18%	0.18%	0.18%	0.18%
Acquired fund fees and expenses	—	—	—	—
Total annual Fund operating expenses	1.07%	1.82%	1.82%	1.32%
Fee waivers and/or reimbursements(g)	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total net expenses(f)	1.06%	1.81%	1.81%	1.31%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays investment advisory fees of 0.47% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.43% for assets in excess of $1 billion and up to $1.5 billion; 0.43% for assets in excess of $1.5 billion and up to $3 billion; 0.43% for assets in excess of $3 billion and up to $6 billion; and 0.41% in excess of $6 billion.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fee) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.15% for all share classes, and total net expenses would be 1.03%, 1.78%, 1.78% and 1.28% for Class A, Class B, Class C and Class R shares, respectively. Columbia Funds, at its discretion, may revise or discontinue this arrangement at any time.

(g)

Until June 30, 2008, the Administrator has contractually agreed to waive a specified portion (0.04% of net assets) of the administration fees payable to it on assets up to $500 million. Fees will not be waived on assets in excess of $500 million. There is no guarantee that this arrangement will continue after June 30, 2008.

10

Columbia Large Cap Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$677	$895	$1,130	$1,805
Class B Shares
Assuming no redemption	$184	$572	$984	$1,940
Assuming complete redemption of shares at the end of the period	$684	$872	$1,184	$1,940
Class C Shares
Assuming no redemption	$184	$572	$984	$2,136
Assuming complete redemption of shares at the end of the period	$284	$572	$984	$2,136
Class R Shares	$133	$417	$723	$1,589

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Large Cap Value Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the

Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.47% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

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Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Lori Ensinger

Service with the Fund since August 2001

Investment management experience since 1983

Managing Director of the Advisor since 2001; Zurich Scudder Investments – Directed investment strategy for all institutional assets (1999-2001).

David Hoffman

Service with the Fund since April 2004

Investment management experience since 1986

Director of the Advisor since 2001; Zurich Scudder Investments – Vice President (1999-2001).

Noah Petrucci

Service with the Fund since February 2002

Investment management experience since 1993

Vice President of the Advisor since 2002; Zurich Scudder Investments – Associate Product Specialist/Portfolio Manager (2000-2001).

Diane Sobin

Service with the Fund since August 2001

Investment management experience since 1983

Director of the Advisor since 2001; Zurich Scudder Investments – Senior Portfolio Manager (1999-2001).

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Large Cap Value Fund	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

16

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000	none
Conversion Features	none	convert to Class A shares eight years after purchase	none	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

19

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset

20

Choosing a Share Class

value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

21

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

22

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

23

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50%	(b)	—	(b)	0.50%	(b)

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

(b)	The Fund’s Class R shares pay a distribution fee pursuant to the Fund’s distribution plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

24

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

25

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

26

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

27

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

28

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial

29

Buying, Selling and Exchanging Shares

intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

30

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering

31

Buying, Selling and Exchanging Shares

price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

32

Buying, Selling and Exchanging Shares

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia

Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

33

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

34

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 30, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Value Fund – Class A Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$14.60		$13.10		$11.84		$8.46		$11.94	$12.38
Income from Investment Operations
Net Investment Income(c)	0.17		0.19		0.17		0.14		0.11	0.09
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.37		1.64		1.26		3.36		(3.31)	0.58
Total from Investment Operations	1.54		1.83		1.43		3.50		(3.20)	0.67
Less Distributions Declared to Shareholders
From Net Investment Income	(0.12)		(0.16)		(0.17)		(0.12)		(0.10)	(0.08)
From Net realized Gains	(0.86)		(0.17)		—		—		(0.18)	(1.03)
Total Distributions Declared to Shareholders	(0.98)		(0.33)		(0.17)		(0.12)		(0.28)	(1.11)
Net Asset Value, End of Period	$15.16		$14.60		$13.10		$11.84		$8.46	$11.94
Total Return(d)	11.09	%(e) (f)	14.15	%(e)	12.16	%(e)	41.51	%(e)	(27.17%)	5.33%
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(g)	1.01	%(h)	0.96%		1.02%		1.14	%(i)	1.22%	1.20%
Interest Expense	—		—		—		—	%(k)	—	—	%(k)
Total Net Expenses(g)	1.01	%(h)	0.96%		1.02%		1.14	%(i)	1.22%	1.20%
Net Investment Income (Loss)	1.27	%(h)	1.36%		1.41%		1.24%		1.18%	0.77%
Waiver/Reimbursement	0.05	%(h)	0.09	%(j)	0.13	%(j)	0.07	%(j)	—	—
Portfolio Turnover Rate	66	%(f)	59%		52%		69%		75%	135%
Net Assets, End of Period (000’s)	$1,332,311		$1,066,456		$292,037		$211,227		$43,364	$58,144

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	The reimbursement from the Advisor had an impact of less than 0.01%.

(j)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)	Rounds to less than 0.01%.

36

Financial Highlights

Columbia Large Cap Value Fund – Class B Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$14.19		$12.75		$11.53		$8.25		$11.66	$12.13
Income from Investment Operations
Net Investment Income(c)	0.07		0.08		0.08		0.05		0.03	—	(d)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.34		1.59		1.22		3.27		(3.22)	0.59
Total from Investment Operations	1.41		1.67		1.30		3.32		(3.19)	0.59
Less Distributions Declared to Shareholders
From Net Investment Income	(0.05)		(0.06)		(0.08)		(0.04)		(0.04)	(0.03)
From Net Realized Gains	(0.86)		(0.17)		—		—		(0.18)	(1.03)
Total Distributions Declared to Shareholders	(0.91)		(0.23)		(0.08)		(0.04)		(0.22)	(1.06)
Net Asset Value, End of Period	$14.69		$14.19		$12.75		$11.53		$8.25	$11.66
Total Return(e)	10.38	%(f) (g)	13.22	%(f)	11.31	%(f)	40.30	%(f)	(27.72%)	4.66%
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(h)	1.76	%(i)	1.71%		1.77%		1.89	%(j)	1.97%	1.95%
Interest Expense	—		—		—		—	%(l)	—	—	%(l)
Total Net Expenses(h)	1.76	%(i)	1.71%		1.77%		1.89	%(j)	1.97%	1.95%
Net Investment Income (Loss)	0.52	%(i)	0.60%		0.66%		0.49%		0.43%	0.02%
Waiver/Reimbursement	0.05	%(i)	0.09	%(k)	0.13	%(k)	0.07	%(k)	—	—
Portfolio Turnover Rate	66	%(g)	59%		52%		69%		75%	135%
Net Assets, End of Period (000’s)	$557,033		$693,558		$84,756		$87,314		$37,399	$80,162

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

(j)	The reimbursement from the Advisor had an impact of less than 0.01%.

(k)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(l)	Rounds to less than 0.01%.

37

Financial Highlights

Columbia Large Cap Value Fund – Class C Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$14.19		$12.75		$11.52		$8.24		$11.65	$12.13
Income from Investment Operations
Net Investment Income(c)	0.07		0.08		0.08		0.05		0.04	—	(d)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.34		1.59		1.22		3.27		(3.22)	0.58
Total from Investment Operations	1.41		1.67		1.30		3.32		(3.18)	0.58
Less Distributions Declared to Shareholders
From Net Investment Income	(0.05)		(0.06)		(0.07)		(0.04)		(0.05)	(0.03)
From Net Realized Gains	(0.86)		(0.17)		—		—		(0.18)	(1.03)
Total Distributions Declared to Shareholders	(0.91)		(0.23)		(0.07)		(0.04)		(0.23)	(1.06)
Net Asset Value, End of Period	$14.69		$14.19		$12.75		$11.52		$8.24	$11.65
Total Return(e)	10.38	%(f) (g)	13.22	%(f)	11.36	%(f)	40.29	%(f)	(27.72%)	4.58%
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(h)	1.76	%(i)	1.71%		1.77%		1.89	%(j)	1.97%	1.95%
Interest Expense	—		—		—		—	%(l)	—	—	%(l)
Total Net Expenses(h)	1.76	%(i)	1.71%		1.77%		1.89	%(j)	1.97%	1.95%
Net Investment Income (Loss)	0.52	%(i)	0.60%		0.66%		0.49%		0.43%	0.02%
Waiver/Reimbursement	0.05	%(i)	0.09	%(k)	0.13	%(k)	0.07	%(k)	—	—
Portfolio Turnover Rate	66	%(g)	59%		52%		69%		75%	135%
Net Assets, End of Period (000’s)	$94,600		$98,884		$17,210		$28,832		$4,694	$7,496

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

(j)	The reimbursement from the Advisor had an impact of less than 0.01%.

(k)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(l)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia Large Cap Value Fund – Class R Shares

	Period Ended February 28, 2007(a)	Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$14.59	$14.05
Income from Investment Operations
Net Investment Income(c)	0.14	0.04
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.38	0.53
Total from Investment Operations	1.52	0.57
Less Distributions Declared to Shareholders
From Net Investment Income	(0.10)	(0.03)
From Net Realized Gains	(0.86)	—
Total Distributions Declared to Shareholders	(0.96)	(0.03)
Net Asset Value, End of Period	$15.15	$14.59
Total Return(d) (e) (f)	10.90%	4.05%
Ratios to Average Net Assets/Supplemental Data
Total Net Expenses(g) (h)	1.26%	1.25%
Net Investment Income (Loss)(h)	1.02%	1.33%
Waiver/Reimbursement(h)	0.05%	0.16	%(i)
Portfolio Turnover Rate(f)	66%	59%
Net Assets, End of Period (000’s)	$11	$10

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.10% for the period ended March 31, 2006.

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Value Fund – Class A Shares

Maximum Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.06%	-2.04%	(b)	$9,796.35	$676.87
2	10.25%	1.07%	1.81%		$10,181.34	$106.88
3	15.76%	1.07%	5.81%		$10,581.47	$111.08
4	21.55%	1.07%	9.97%		$10,997.32	$115.45
5	27.63%	1.07%	14.30%		$11,429.51	$119.98
6	34.01%	1.07%	18.79%		$11,878.69	$124.70
7	40.71%	1.07%	23.46%		$12,345.53	$129.60
8	47.75%	1.07%	28.31%		$12,830.71	$134.69
9	55.13%	1.07%	33.35%		$13,334.95	$139.99
10	62.89%	1.07%	38.59%		$13,859.02	$145.49
Total Gain After Fees and Expenses					$3,859.02
Total Annual Fees and Expenses Paid						$1,804.73

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deductions of the maximum initial sales charge.

40

Hypothetical Fees and Expenses

Columbia Large Cap Value Fund – Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.81%	3.19%	$10,319.00	$183.89
2	10.25%	1.82%	6.47%	$10,647.14	$190.79
3	15.76%	1.82%	9.86%	$10,985.72	$196.86
4	21.55%	1.82%	13.35%	$11,335.07	$203.12
5	27.63%	1.82%	16.96%	$11,695.52	$209.58
6	34.01%	1.82%	20.67%	$12,067.44	$216.24
7	40.71%	1.82%	24.51%	$12,451.19	$223.12
8	47.75%	1.82%	28.47%	$12,847.13	$230.21
9	55.13%	1.07%	33.52%	$13,352.03	$140.17
10	62.89%	1.07%	38.77%	$13,876.76	$145.67
Total Gain After Fees and Expenses				$3,876.76
Total Annual Fees and Expenses Paid					$1,939.65

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Value Fund – Class C Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.81%	3.19%	$10,319.00	$183.89
2	10.25%	1.82%	6.47%	$10,647.14	$190.79
3	15.76%	1.82%	9.86%	$10,985.72	$196.86
4	21.55%	1.82%	13.35%	$11,335.07	$203.12
5	27.63%	1.82%	16.96%	$11,695.52	$209.58
6	34.01%	1.82%	20.67%	$12,067.44	$216.24
7	40.71%	1.82%	24.51%	$12,451.19	$223.12
8	47.75%	1.82%	28.47%	$12,847.13	$230.12
9	55.13%	1.82%	32.56%	$13,255.67	$237.54
10	62.89%	1.82%	36.77%	$13,677.20	$245.09
Total Gain After Fees and Expenses				$3,677.20
Total Annual Fees and Expenses Paid					$2,136.44

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Hypothetical Fees and Expenses

Columbia Large Cap Value Fund – Class R Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.31%	3.69%	$10,369.00	$133.42
2	10.25%	1.32%	7.51%	$10,750.58	$139.39
3	15.76%	1.32%	11.46%	$11,146.20	$144.52
4	21.55%	1.32%	15.56%	$11,556.38	$149.84
5	27.63%	1.32%	19.82%	$11,981.68	$155.35
6	34.01%	1.32%	24.23%	$12,422.58	$161.07
7	40.71%	1.32%	28.80%	$12,879.73	$167.00
8	47.75%	1.32%	33.54%	$13,353.71	$173.14
9	55.13%	1.32%	38.45%	$13,845.12	$179.51
10	62.89%	1.32%	43.55%	$14,354.62	$186.12
Total Gain After Fees and Expenses				$4,354.62
Total Annual Fees and Expenses Paid					$1,589.36

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia Large Cap Value Fund

For More Information

You’ll find more information about Columbia Large Cap Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Large Cap Value Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132304-0707

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Large Cap Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Large Cap Value Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Value Fund

FUNDimensions™
Columbia Large Cap Value Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Cap Value
Benchmark:	Russell 1000® Value Index
Ticker Symbols:	Class Z: NVLUX
Principal Risks:	Investment strategy risk Market risk Value securities risk Foreign securities risk Real estate investment trusts risk

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■   have longer-term investment goals,

■   maintain a diversified investment portfolio, and

■   are not looking for a regular stream of income.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

   Investment Objective

The Fund seeks long-term capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value® Index at the time of purchase (between $867 million and $468.5 billion as of May 31, 2007), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■	a company’s current operating margins relative to its historic range and future potential.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

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Columbia Large Cap Value Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

6

Columbia Large Cap Value Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 1.14%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1998:	19.69%
Worst:	3rd quarter 2002:	-20.49%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Large Cap Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell 1000 Value® Index, an unmanaged index that measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the index as a whole. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	17.92%	9.24%	8.50%
Class Z shares returns after taxes on distributions	16.67%	8.58%	6.32%
Class Z shares returns after taxes on distributions and sale of Fund shares	13.15%	7.79%	6.42%
Russell 1000 Value® Index (reflects no deductions for fees, expenses or taxes)	22.25%	10.86%	11.00%

(a)	The inception date of the Fund’s Class Z shares is September 19, 1989.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

8

Columbia Large Cap Value Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provideto investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Large Cap Value Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.64%
Other expenses(b) (c)	0.18%
Acquired fund fees and expenses	—
Total annual Fund operating expenses	0.82%
Fee waivers and/or reimbursements(d)	(0.01)%
Total net expenses(c)	0.81%

(a)

The Fund pays investment advisory fees of 0.47% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.43% for assets in excess of $1 billion and up to $1.5 billion; 0.43% for assets in excess of $1.5 billion and up to $3 billion; 0.43% for assets in excess of $3 billion and up to $6 billion; and 0.41% in excess of $6 billion.

(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.15% and total net expenses would be 0.78% for Class Z shares. Columbia Funds, at its discretion, may revise or discontinue this arrangement at any time.

(d)

Until June 30, 2008, the Administrator has contractually agreed to waive a specified portion (0.04% of net assets) of the administration fees payable to it on assets up to $500 million. Fees will not be waived on assets in excess of $500 million. There is no guarantee that this arrangement will continue after June 30, 2008.

10

Columbia Large Cap Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$83	$261	$454	$1,013

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Large Cap Value Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website,

www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.47% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

13

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Lori Ensinger

Service with the Fund since August 2001

Investment management experience since 1983

Managing Director of the Advisor since 2001; Zurich Scudder Investments – Directed investment strategy for all institutional assets (1999-2001).

David Hoffman

Service with the Fund since April 2004

Investment management experience since 1986

Director of the Advisor since 2001; Zurich Scudder Investments – Vice President (1999-2001).

Noah Petrucci

Service with the Fund since February 2002

Investment management experience since 1993

Vice President of the Advisor since 2002; Zurich Scudder Investments – Associate Product Specialist/Portfolio Manager (2000-2001).

Diane Sobin

Service with the Fund since August 2001

Investment management experience since 1983

Director of the Advisor since 2001; Zurich Scudder Investments – Senior Portfolio Manager (1999-2001).

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Large Cap Value Fund	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

16

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading

21

Buying, Selling and Exchanging Shares

restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic

22

Buying, Selling and Exchanging Shares

conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

23

Buying, Selling and Exchanging Shares

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial

25

Buying, Selling and Exchanging Shares

intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the

26

Buying, Selling and Exchanging Shares

Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

27

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

28

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

29

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Value Fund – Class Z Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$14.61		$13.12		$11.85		$8.48		$11.96	$12.39
Income from Investment Operations
Net Investment Income(c)	0.21		0.22		0.20		0.16		0.14	0.12
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.38		1.63		1.27		3.36		(3.31)	0.58
Total from Investment Operations	1.59		1.85		1.47		3.52		(3.17)	0.70
Less Distributions Declared to Shareholders
From Net Investment Income	(0.15)		(0.19)		(0.20)		(0.15)		(0.13)	(0.10)
From Net Realized Gains	(0.86)		(0.17)		—		—		(0.18)	(1.03)
Total Distributions Declared to Shareholders	(1.01)		(0.36)		(0.20)		(0.15)		(0.31)	(1.13)
Net Asset Value, End of Period	$15.19		$14.61		$13.12		$11.85		$8.48	$11.96
Total Return(d)	11.42	%(e)(f)	14.33	%(e)	12.51	%(e)	41.63	%(e)	(26.95)%	5.64%
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(g)	0.76	%(h)	0.71%		0.77%		0.89	%(i)	0.97%	0.95%
Interest Expense	—		—		—		—	%(k)	—	—	%(k)
Total Net Expenses(g)	0.76	%(h)	0.71%		0.77%		0.89	%(i)	0.97%	0.95%
Net Investment Income (Loss)	1.52	%(h)	1.60%		1.66%		1.49%		1.43%	1.02%
Waiver/Reimbursement	0.05	%(h)	0.09	%(j)	0.13	%(j)	0.07	%(j)	—	—
Portfolio Turnover Rate	66	%(f)	59%		52%		69%		75%	135%
Net Assets, End of Period (000’s)	$2,277,652		$2,009,115		$1,376,691		$1,101,872		$451,815	$513,206

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	The reimbursement from the Advisor had an impact of less than 0.01%.

(j)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)	Rounds to less than 0.01%.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Value Fund – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.81%	4.19%	$10,419.00	$82.70
2	10.25%	0.82%	8.55%	$10,854.51	$87.22
3	15.76%	0.82%	13.08%	$11,308.23	$90.87
4	21.55%	0.82%	17.81%	$11,780.92	$94.67
5	27.63%	0.82%	22.73%	$12,273.36	$98.62
6	34.01%	0.82%	27.86%	$12,786.39	$102.74
7	40.71%	0.82%	33.21%	$13,320.86	$107.04
8	47.75%	0.82%	38.78%	$13,877.67	$111.51
9	55.13%	0.82%	44.58%	$14,457.76	$116.18
10	62.89%	0.82%	50.62%	$15,062.09	$121.03
Total Gain After Fees and Expenses				$5,062.09
Total Annual Fees and Expenses Paid					$1,012.58

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Large Cap Value Fund

For More Information

You’ll find more information about Columbia Large Cap Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Large Cap Value Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132305-0707

Columbia Funds Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Mid Cap Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Mid Cap Value Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Mid Cap Value Fund

FUNDimensions™
Columbia Mid Cap Value Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Mid Cap Value
Benchmark:	Russell Midcap Value® Index
Ticker Symbols:	Class A: CMUAX Class B: CMUBX Class C: CMUCX Class R: CMVRX
Principal Risks:	Investment strategy risk Market risk Value securities risk Smaller company securities risk Foreign securities risk Real estate investment trusts risk

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

   Investment Objective

The Fund seeks long-term capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase (between $1.3 billion and $29.9 billion as of May 31, 2007), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■	a company’s current operating margins relative to its historic range and future potential.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Mid Cap Value Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Value Investment Strategy Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

6

Columbia Mid Cap Value Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 5.94%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	17.14%
Worst:	3rd quarter 2002:	-17.90%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Mid Cap Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell Midcap Value® Index, an unmanaged index which measures the performance of those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values relative to the index as a whole. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class A shares returns before taxes	10.04%	12.57%	13.57%
Class A shares returns after taxes on distributions	7.96%	11.11%	12.12%
Class A shares returns after taxes on distributions and sale of Fund shares	8.33%	10.43%	11.34%
Class B shares returns before taxes	10.84%	12.81%	13.90%
Class C shares returns before taxes	14.87%	13.06%	14.03%
Class R shares returns before taxes	16.44%	13.86%	14.83%
Russell Midcap Value® Index (reflects no deductions for fees, expenses or taxes)	20.22%	15.88%	16.51%

(a)

The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are November 20, 2001, November 20, 2001, November 20, 2001 and January 23, 2006, respectively. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

8

Columbia Mid Cap Value Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Mid Cap Value Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(d)	0.72%	0.72%	0.72%	0.72%
Distribution and service fees	0.25%	1.00%	1.00%	0.50%
Other expenses(e)	0.17%	0.17%	0.17%	0.17%
Acquired fund fees and expenses(f)	—	—	—	—
Total annual Fund operating expenses	1.14%	1.89%	1.89%	1.39%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays investment advisory fees of 0.55% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.65% for assets up to $500 million; 0.60% for assets in excess of $500 million and up to $1 billion; 0.55% for assets in excess of $1 billion and up to $1.5 billion; and 0.50% for assets in excess of $1.5 billion.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)	Amount is less than 0.01% and is included in other expenses.

10

Columbia Mid Cap Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$685	$916	$1,167	$1,881
Class B Shares
Assuming no redemption	$192	$594	$1,021	$2,016
Assuming complete redemption of shares at the end of the period	$692	$894	$1,221	$2,016
Class C Shares
Assuming no redemption	$192	$594	$1,021	$2,212
Assuming complete redemption of shares at the end of the period	$292	$594	$1,021	$2,212
Class R Shares	$142	$440	$761	$1,669

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Mid Cap Value Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.55% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

13

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Lori Ensinger

Service with the Fund since November 2001

Investment experience since 1983

Managing Director of the Advisor since 2001; Zurich Scudder Investments – Directed investment strategy for all institutional assets (1999-2001).

David Hoffman

Service with the Fund since April 2004

Investment experience since 1986

Director of the Advisor since 2001; Zurich Scudder Investments – Vice President (1999-2001).

Noah Petrucci

Service with the Fund since February 2002

Investment experience since 1993

Vice President of the Advisor since 2002; Zurich Scudder Investments – Associate Product Specialist/Portfolio Manager (2000-2001).

Diane Sobin

Service with the Fund since November 2001

Investment experience since 1983

Director of the Advisor since 2001; Zurich Scudder Investments – Senior Portfolio Manager (1999-2001).

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Mid Cap Value Fund	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

16

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000	none
Conversion Features	none	convert to Class A shares eight years after purchase	none	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

19

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

20

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

21

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

22

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

23

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50%	(b)	—	(b)	0.50%	(b)

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

(b)	The Fund’s Class R shares pay a distribution fee pursuant to the Fund’s distribution plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

24

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

25

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

26

Buying, Selling and Exchanging Shares

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through

27

Buying, Selling and Exchanging Shares

the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement

28

Buying, Selling and Exchanging Shares

plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A

“material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

29

Buying, Selling and Exchanging Shares

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

30

Buying, Selling and Exchanging Shares

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the

31

Buying, Selling and Exchanging Shares

Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

32

Buying, Selling and Exchanging Shares

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

33

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

34

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities.

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Value Fund – Class A Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)	Year Ended March 31, 2005		Year Ended March 31, 2004	Year Ended March 31, 2003	Period Ended March 31, 2002(c)
Net Asset Value, Beginning of Period	$15.01		$14.02	$12.77		$8.71	$11.30	$10.00
Income from Investment Operations
Net Investment Income(d)	0.10		0.11	0.13		0.09	0.08	0.04
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.67		2.47	2.23	(e)	4.06	(2.60)	1.30
Total from Investment Operations	1.77		2.58	2.36		4.15	(2.52)	1.34
Less Distributions Declared to Shareholders
From Net Investment Income	(0.06)		(0.07)	(0.12)		(0.09)	(0.05)	(0.04)
From Net Realized Gains	(1.51)		(1.52)	(1.00)		—	(0.02)	—
Total Distributions Declared to Shareholders	(1.57)		(1.59)	(1.12)		(0.09)	(0.07)	(0.04)
Increase Due to Capital Contributions	—		—	0.01		—	—	—
Net Asset Value, End of Period	$15.21		$15.01	$14.02		$12.77	$8.71	$11.30
Total Return(f)	13.09	%(g)	20.24%	19.90	%(h)	47.80%	(22.36%)	13.37	%(g)
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(i)	1.12	%(j)	1.08%	1.20%		1.28%	1.41%	1.50	%(j)
Interest Expense	—		—	—	%(k)	—	—	—
Total Net Expenses(i)	1.12	%(j)	1.08%	1.20%		1.28%	1.41%	1.50	%(j)
Net Investment Income (Loss)	0.76	%(j)	0.80%	0.99%		0.79%	0.86%	0.39	%(j)
Waiver/Reimbursement	—		—	—		—	—	0.78	%(j)
Portfolio Turnover Rate	53	%(g)	41%	61%		79%	98%	19	%(g)
Net Assets, End of Period (000’s)	$1,296,803		$874,429	$10,258		$8,121	$3,270	$573

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	The Fund’s Investor A shares commenced operations on November 20, 2001. Per share data and total return reflect activity from that date.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)

The effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(f)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)	Not annualized.

(h)	Without the effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions total return would have been 19.81%.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

36

Financial Highlights

Columbia Mid Cap Value Fund – Class B Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)	Year Ended March 31, 2005		Year Ended March 31, 2004	Year Ended March 31, 2003	Period Ended March 31, 2002(c)
Net Asset Value, Beginning of Period	$14.80		$13.89	$12.70		$8.67	$11.29	$10.00
Income from Investment Operations
Net Investment Income(d)	—	(e)	0.01	0.03		— (e)	0.01	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.65		2.43	2.20	(f)	4.05	(2.59)	1.35
Total from Investment Operations	1.65		2.44	2.23		4.05	(2.58)	1.31
Less Distributions Declared to Shareholders
From Net Investment Income	—	(e)	(0.01)	(0.05)		(0.02)	(0.02)	(0.02)
From Net Realized Gains	(1.51)		(1.52)	(1.00)		—	(0.02)	—
Total Distributions Declared to Shareholders	(1.51)		(1.53)	(1.05)		(0.02)	(0.04)	(0.02)
Increase Due to Capital Contributions	—		—	0.01		—	—	—
Net Asset Value, End of Period	$14.94		$14.80	$13.89		$12.70	$8.67	$11.29
Total Return(g)	12.36	%(h)	19.32%	18.91	%(i)	46.56%	(22.93%)	13.14	%(h)
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(j)	1.87	%(k)	1.84%	1.95%		2.03%	2.16%	2.25	%(k)
Interest Expense	—		—	—	%(l)	—	—	—
Total Net Expenses(j)	1.87	%(k)	1.84%	1.95%		2.03%	2.16%	2.25	%(k)
Net Investment Income (Loss)	(0.02	%)(k)	0.05%	0.24%		0.04%	0.11%	(0.36	%)(k)
Waiver/Reimbursement	—		—	—		—	—	0.78	%(k)
Portfolio Turnover Rate	53	%(h)	41%	61%		79%	98%	19	%(h)
Net Assets, End of Period (000’s)	$255,123		$312,587	$4,447		$3,650	$1,961	$524

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	The Fund’s Investor B shares commenced operations on November 20, 2001. Per share data and total return reflect activity from that date.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)

The effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(g)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)	Not annualized.

(i)	Without the effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions total return would have been 18.82%.

(j)	The benefits derived from custody credits had an impact of less than 0.01%.

(k)	Annualized.

(l)	Rounds to less than 0.01%.

37

Financial Highlights

Columbia Mid Cap Value Fund – Class C Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)	Year Ended March 31, 2005		Year Ended March 31, 2004	Year Ended March 31, 2003	Period Ended March 31, 2002(c)
Net Asset Value, Beginning of Period	$14.84		$13.93	$12.73		$8.69	$11.31	$10.00
Income from Investment Operations
Net Investment Income(d)	—	(e)	0.01	0.05		— (e)	0.01	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.66		2.43	2.19	(f)	4.05	(2.59)	1.36
Total from Investment Operations	1.66		2.44	2.24		4.05	(2.58)	1.31
Less Distributions Declared to Shareholders
From Net Investment Income	—	(e)	(0.01)	(0.05)		(0.01)	(0.02)	—	(e)
From Net Realized Gains	(1.51)		(1.52)	(1.00)		—	(0.02)	—
Total Distributions Declared to Shareholders	(1.51)		(1.53)	(1.05)		(0.01)	(0.04)	—	(e)
Increase Due to Capital Contributions	—		—	0.01		—	—	—
Net Asset Value, End of Period	$14.99		$14.84	$13.93		$12.73	$8.69	$11.31
Total Return(g)	12.40	%(h)	19.25%	18.97	%(i)	46.66%	(22.89%)	13.10	%(h)
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(j)	1.87	%(k)	1.84%	1.95%		2.03%	2.16%	2.25	%(k)
Interest Expense	—		—	—	%(l)	—	—	—
Total Net Expenses(j)	1.87	%(k)	1.84%	1.95%		2.03%	2.16%	2.25	%(k)
Net Investment Income (Loss)	(0.03	%)(k)	0.05%	0.36%		0.04%	0.11%	(0.36	%)(k)
Waiver/Reimbursement	—		—	—		—	—	0.78	%(k)
Portfolio Turnover Rate	53	%(h)	41%	61%		79%	98%	19	%(h)
Net Assets, End of Period (000’s)	$249,067		$123,789	$944		$684	$362	$93

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	The Fund’s Investor C shares commenced operations on November 20, 2001. Per share data and total return reflect activity from that date.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)

The effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(g)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)	Not annualized.

(i)	Without the effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions total return would have been 18.88%.

(j)	The benefits derived from custody credits had an impact of less than 0.01%.

(k)	Annualized.

(l)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia Mid Cap Value Fund – Class R Shares

	Period Ended February 28, 2007(a)	Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$15.01	$14.25
Income from Investment Operations
Net Investment Income(c)	0.08	0.01
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.66	0.75
Total from Investment Operations	1.74	0.76
Less Distributions Declared to Shareholders
From Net Investment Income	(0.03)	— (d)
From Net realized Gains	(1.51)	—
Total Distributions Declared to Shareholders	(1.54)	— (d)
Net Asset Value, End of Period	$15.21	$15.01
Total Return(e)(f)	12.86%	5.36%
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(g)(h)	1.37%	1.44%
Net Investment Income (Loss)(h)	0.61%	0.44%
Portfolio Turnover Rate(f)	53%	41%
Net Assets, End of Period (000’s)	$7,337	$10

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	The Fund’s Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Mid Cap Value Fund – Class A Shares

Maximum Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.14%	-2.11%	(b)	$9,788.81	$684.52
2	10.25%	1.14%	1.67%		$10,166.65	$113.75
3	15.76%	1.14%	5.59%		$10,559.09	$118.14
4	21.55%	1.14%	9.67%		$10,966.67	$122.70
5	27.63%	1.14%	13.90%		$11,389.98	$127.43
6	34.01%	1.14%	18.30%		$11,829.63	$132.35
7	40.71%	1.14%	22.86%		$12,286.26	$137.46
8	47.75%	1.14%	27.61%		$12,760.51	$142.77
9	55.13%	1.14%	32.53%		$13,253.06	$148.28
10	62.89%	1.14%	37.65%		$13,764.63	$154.00
Total Gain After Fees and Expenses					$3,764.63
Total Annual Fees and Expenses Paid						$1,881.40

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

40

Hypothetical Fees and Expenses

Columbia Mid Cap Value Fund – Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.89%	3.11%	$10,311.00	$191.94
2	10.25%	1.89%	6.32%	$10,631.67	$197.91
3	15.76%	1.89%	9.62%	$10,962.32	$204.06
4	21.55%	1.89%	13.03%	$11,303.25	$210.41
5	27.63%	1.89%	16.55%	$11,654.78	$216.95
6	34.01%	1.89%	20.17%	$12,017.24	$223.70
7	40.71%	1.89%	23.91%	$12,390.98	$230.66
8	47.75%	1.89%	27.76%	$12,776.34	$237.83
9	55.13%	1.14%	32.70%	$13,269.50	$148.46
10	62.89%	1.14%	37.82%	$13,781.70	$154.19
Total Gain After Fees and Expenses				$3,781.70
Total Annual Fees and Expenses Paid					$2,016.11

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Mid Cap Value Fund – Class C Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.89%	3.11%	$10,311.00	$191.94
2	10.25%	1.89%	6.32%	$10,631.67	$197.91
3	15.76%	1.89%	9.62%	$10,962.32	$204.06
4	21.55%	1.89%	13.03%	$11,303.25	$210.41
5	27.63%	1.89%	16.55%	$11,654.78	$216.95
6	34.01%	1.89%	20.17%	$12,017.24	$223.70
7	40.71%	1.89%	23.91%	$12,390.98	$230.66
8	47.75%	1.89%	27.76%	$12,776.34	$237.83
9	55.13%	1.89%	31.74%	$13,173.68	$245.23
10	62.89%	1.89%	35.83%	$13,583.38	$252.85
Total Gain After Fees and Expenses				$3,583.38
Total Annual Fees and Expenses Paid					$2,211.54

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Hypothetical Fees and Expenses

Columbia Mid Cap Value Fund – Class R Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.39%	3.61%	$10,361.00	$141.51
2	10.25%	1.39%	7.35%	$10,735.03	$146.62
3	15.76%	1.39%	11.23%	$11,122.57	$151.91
4	21.55%	1.39%	15.24%	$11,524.09	$157.39
5	27.63%	1.39%	19.40%	$11,940.11	$163.08
6	34.01%	1.39%	23.71%	$12,371.15	$168.96
7	40.71%	1.39%	28.18%	$12,817.75	$175.06
8	47.75%	1.39%	32.80%	$13,280.47	$181.38
9	55.13%	1.39%	37.60%	$13,759.89	$187.93
10	62.89%	1.39%	42.57%	$14,256.63	$194.71
Total Gain After Fees and Expenses				$4,256.63
Total Annual Fees and Expenses Paid					$1,668.55

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia Mid Cap Value Fund

For More Information

You’ll find more information about Columbia Mid Cap Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Mid Cap Value Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132202-0707

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Mid Cap Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Mid Cap Value Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Mid Cap Value Fu nd

FUNDimensions™
Columbia Mid Cap Value Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Mid Cap Value
Benchmark:	Russell Midcap Value® Index
Ticker Symbols:	Class Z: NAMAX
Principal Risks:	Investment strategy risk Market risk Value investment strategy risk Smaller company securities risk Foreign securities risk Real estate investment trusts risk

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

   Investment Objective

The Fund seeks long-term capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap Value® Index at the time of purchase (between $1.3 billion and $29.9 billion as of May 31, 2007), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■	a company’s current operating margins relative to its historic range and future potential.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Mid Cap Value Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

6

Columbia Mid Cap Value Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 6.00%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	17.18%
Worst:	3rd quarter 2002:	-17.89%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Mid Cap Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell Midcap Value® Index, an unmanaged index which measures the performance of those Russell Midcap Value® Index companies with lower price-to-book ratios and lower forecasted growth values relative to the index as a whole. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class Z shares returns before taxes	17.09%	14.18%	15.18%
Class Z shares returns after taxes on distributions	14.78%	12.63%	13.64%
Class Z shares returns after taxes on distributions and sale of Fund shares	13.05%	11.83%	12.73%
Russell Midcap Value® Index (reflects no deductions for fees, expenses or taxes)	20.22%	15.88%	16.51%

(a)	The inception date of the Fund’s Class Z shares is March 31, 2000.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

8

Columbia Mid Cap Value Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Mid Cap Value Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.72%
Other expenses(b)	0.17%
Acquired fund fees and expenses(c)	—
Total annual Fund operating expenses	0.89%

(a)

The Fund pays investment advisory fees of 0.55% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.65% for assets up to $500 million; 0.60% for assets in excess of $500 million and up to $1 billion; 0.55% for assets in excess of $1 billion and up to $1.5 billion; and 0.50% for assets in excess of $1.5 billion.

(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c)	Amount is less than 0.01% and is included in other expenses.

10

Columbia Mid Cap Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$91	$284	$493	$1,096

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Mid Cap Value Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.55% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

13

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Lori Ensinger

Service with the Fund since November 2001

Investment experience since 1983

Managing Director of the Advisor since 2001;

Zurich Scudder Investments – Directed investment strategy for all institutional assets (1999-2001).

David Hoffman

Service with the Fund since April 2004

Investment experience since 1986

Director of the Advisor since 2001; Zurich Scudder Investments – Vice President (1999-2001).

Noah Petrucci

Service with the Fund since February 2002

Investment experience since 1993

Vice President of the Advisor since 2002; Zurich Scudder Investments – Associate Product Specialist/Portfolio Manager (2000-2001).

Diane Sobin

Service with the Fund since November 2001

Investment experience since 1983

Director of the Advisor since 2001; Zurich Scudder Investments – Senior Portfolio Manager (1999-2001).

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Mid Cap Value Fund	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

16

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include,	for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

21

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

22

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

23

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial

25

Buying, Selling and Exchanging Shares

intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

26

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

27

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

28

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

29

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Value Fund – Class Z Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)	Year Ended March 31, 2005		Year Ended March 31, 2004	Year Ended March 31, 2003	Period Ended March 31, 2002(c)
Net Asset Value, Beginning of Period	$15.03		$14.04	$12.79		$8.72	$11.32	$10.00
Income from Investment Operations
Net Investment Income(d)	0.13		0.13	0.16		0.12	0.10	0.06
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.68		2.49	2.23	(e)	4.07	(2.61)	1.30
Total from Investment Operations	1.81		2.62	2.39		4.19	(2.51)	1.36
Less Distributions Declared to Shareholders
From Net Investment Income	(0.10)		(0.11)	(0.15)		(0.12)	(0.07)	(0.04)
From Net Realized Gains	(1.51)		(1.52)	(1.00)		—	(0.02)	—
Total Distributions Declared to Shareholders	(1.61)		(1.63)	(1.15)		(0.12)	(0.09)	(0.04)
Increase Due to Capital Contributions	—		—	0.01		—	—	—
Net Asset Value, End of Period	$15.23		$15.03	$14.04		$12.79	$8.72	$11.32
Total Return(f)	13.36	%(g)	20.49%	20.16	%(h)	48.18%	(22.27)%	13.63	%(g)
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(i)	0.87	%(j)	0.84%	0.95%		1.03%	1.16%	1.25	%(j)
Interest Expense	—		—	—	%(k)	—	—	—
Total Net Expenses(i)	0.87	%(j)	0.84%	0.95%		1.03%	1.16%	1.25	%(j)
Net Investment Income (Loss)	1.00	%(j)	0.94%	1.24%		1.04%	1.11%	0.64	%(j)
Waiver/Reimbursement	—		—	—		—	—	0.78	%(j)
Portfolio Turnover Rate	53	%(g)	41%	61%		79%	98%	19	%(g)
Net Assets, End of Period (000’s)	$1,758,133		$1,415,664	$591,318		$492,327	$294,087	$98,888

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	The Fund’s Primary A shares commenced operations on November 20, 2001. Per share data and total return reflect activity from that date.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)

The effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	Without the effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions total return would have been 20.07%.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Mid Cap Value Fund – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.89%	4.11%	$10,411.00	$90.83
2	10.25%	0.89%	8.39%	$10.838.89	$94.56
3	15.76%	0.89%	12.84%	$11,284.37	$98.45
4	21.55%	0.89%	17.48%	$11,748.16	$102.49
5	27.63%	0.89%	22.31%	$12,231.01	$106.71
6	34.01%	0.89%	27.34%	$12,733.70	$111.09
7	40.71%	0.89%	32.57%	$13,257.06	$115.66
8	47.75%	0.89%	38.02%	$13,801.92	$120.41
9	55.13%	0.89%	43.69%	$14,369.18	$125.36
10	62.89%	0.89%	49.60%	$14,959.75	$130.51
Total Gain After Fees and Expenses				$4,959.75
Total Annual Fees and Expenses Paid					$1,096.07

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Mid Cap Value Fund

For More Information

You’ll find more information about Columbia Mid Cap Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Mid Cap Value Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132306-0707

Columbia Funds Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Small Cap Value Fund II

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Small Cap Value Fund II (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Small Cap Value Fund II

FUNDimensions™
Columbia Small Cap Value Fund II
Investment Objective:	Long-term capital appreciation
Investment Style:	Small Cap Value
Benchmark:	Russell 2000 Value® Index
Ticker Symbols:	Class A: COVAX Class B: COVBX Class C: COVCX Class R: CCTRX
Principal Risks:	Investment strategy risk Market risk Value securities risk Smaller company securities risk Foreign securities risk Real estate investment trusts risk

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

   Investment Objective

The Fund seeks long-term capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell 2000 Value® Index at the time of purchase (between $15 million and $4.9 billion as of May 31, 2007), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■	a company’s current operating margins relative to its historic range and future potential.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

pg

Columbia Small Cap Value Fund II

FUNDamentals™

Smaller Company Funds

Smaller company funds invest in smaller companies with potentially promising products or that are operating in potentially dynamic fields. These companies may experience relatively more rapid earnings growth than larger companies but may have a relatively greater difficulty securing financing and may be relatively more prone to setbacks than larger, more established companies.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business or industry developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment

6

Columbia Small Cap Value Fund II

of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

7

Columbia Small Cap Value Fund II

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 3.53%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	19.20%
Worst:	1st quarter 2003:	-6.32%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Small Cap Value Fund II

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell 2000 Value® Index, an unmanaged index which measures the performance of those securities in the Russell 2000® Index with lower price-to-book ratios and forecasted growth rates relative to the index as a whole. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	10.07%	12.44%
Class A shares returns after taxes on distributions	8.74%	10.92%
Class A shares returns after taxes on distributions and sale of Fund shares	7.78%	10.19%
Class B shares returns before taxes	10.84%	12.75%
Class C shares returns before taxes	14.85%	13.02%
Class R shares returns before taxes	16.36%	13.79%
Russell 2000 Value® Index (reflects no deductions for fees, expenses or taxes)	23.48%	13.44%

(a)

The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are May 1, 2002, May 1, 2002, May 1, 2002 and January 23, 2006, respectively. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Small Cap Value Fund II

   Fees and Expenses

                                    [GRAPHIC]

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Small Cap Value Fund II

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(d)	0.87%	0.87%	0.87%	0.87%
Distribution and service fees	0.25%	1.00%	1.00%	0.50%
Other expenses(e)	0.18%	0.18%	0.18%	0.18%
Acquired fund fees and expenses(f)	—	—	—	—
Total annual Fund operating expenses	1.30%	2.05%	2.05%	1.55%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays investment advisory fees of 0.70% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)	Amount is less than 0.01% and is included in other expenses.

11

Columbia Small Cap Value Fund II

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$700	$963	$1,247	$2,053
Class B Shares
Assuming no redemption	$208	$643	$1,103	$2,187
Assuming complete redemption of shares at the end of the period	$708	$943	$1,303	$2,187
Class C Shares
Assuming no redemption	$208	$643	$1,103	$2,379
Assuming complete redemption of shares at the end of the period	$308	$643	$1,103	$2,379
Class R Shares	$158	$490	$845	$1,845

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Small Cap Value Fund II

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website,

www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.70% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Jarl Ginsberg

Service with the Fund since February 2003

Investment experience since 1987

Vice President of the Advisor since 2003; BlackRock Inc. – Co-Manager and Analyst (1998-2002).

Christian Stadlinger

Service with the Fund since April 2002

Investment experience since 1989

Director of the Advisor since 2002; BlackRock Inc. – Portfolio Manager (1996-2002).

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Small Cap Value Fund II	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

17

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000	none
Conversion Features	none	convert to Class A shares eight years after purchase	none	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor

21

Choosing a Share Class

seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50%	(b)	—	(b)	0.50%	(b)

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

(b)	The Fund’s Class R shares pay a distribution fee pursuant to the Fund’s distribution plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

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Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

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Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account

30

Buying, Selling and Exchanging Shares

arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your

32

Buying, Selling and Exchanging Shares

purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■	If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within

33

Buying, Selling and Exchanging Shares

three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Value Fund II – Class A Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)	Year Ended March 31, 2005		Year Ended March 31, 2004		Period Ended March 31, 2003(c)
Net Asset Value, Beginning of Period	$14.12		$12.52	$12.26		$7.71		$10.00
Income from Investment Operations
Net Investment Income (Loss)(d)	0.03		0.04	(0.04)		(0.01)		0.01
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.65		2.98	1.47		4.67		(2.28)
Total from Investment Operations	0.68		3.02	1.43		4.66		(2.27)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.01)		(0.03)	—		(0.02)		(0.02)
From Net Realized Gains	(0.93)		(1.39)	(1.17)		(0.09)		—
Total Distributions Declared to Shareholders	(0.94)		(1.42)	(1.17)		(0.11)		(0.02)
Net Asset Value, End of Period	$13.86		$14.12	$12.52		$12.26		$7.71
Total Return(e)	5.49	%(g)	26.14%	13.42	%(f)	60.64	%(f)	(22.75	%)(f)(g)
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(h)	1.27	%(i)	1.23%	1.47%		1.55%		1.55	%(i)
Interest Expense	—		—	—	%(j)	—		—
Total Net Expenses(h)	1.27	%(i)	1.23%	1.47%		1.55%		1.55	%(i)
Net Investment Income (Loss)	0.25	%(i)	0.33%	(0.30%)		(0.10%)		0.20	%(i)
Waiver/Reimbursement	—		—	0.02%		0.05%		0.27	%(i)
Portfolio Turnover Rate	61	%(g)	80%	61%		111%		89	%(g)
Net Assets, End of Period (000’s)	$118,549		$8,646	$4,868		$3,840		$1,122

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Class A shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

37

Financial Highlights

Columbia Small Cap Value Fund II – Class B Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)	Year Ended March 31, 2005		Year Ended March 31, 2004		Period Ended March 31, 2003(c)
Net Asset Value, Beginning of Period	$13.76		$12.28	$12.13		$7.68		$10.00
Income from Investment Operations
Net Investment Income (Loss)(d)	(0.06)		(0.05)	(0.12)		(0.09)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.64		2.90	1.44		4.63		(2.28)
Total from Investment Operations	0.58		2.85	1.32		4.54		(2.32)
Less Distributions Declared to Shareholders
From Net Investment Income	—		—	—		—		—	(e)
From Net Realized Gains	(0.93)		(1.37)	(1.17)		(0.09)		—
Total Distributions Declared to Shareholders	(0.93)		(1.37)	(1.17)		(0.09)		—	(e)
Net Asset Value, End of Period	$13.41		$13.76	$12.28		$12.13		$7.68
Total Return(f)	4.82	%(h)	25.12%	12.59	%(g)	59.34	%(g)	(23.20	%)(g)(h)
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(i)	2.02	%(j)	1.98%	2.22%		2.30%		2.30	%(j)
Interest Expense	—		—	—	%(k)	—		—
Total Net Expenses(i)	2.02	%(j)	1.98%	2.22%		2.30%		2.30	%(j)
Net Investment Income (Loss)	(0.53	%)(j)	(0.43%)	(1.05%)		(0.85%)		(0.55	%)(j)
Waiver/Reimbursement	—		—	0.02%		0.05%		0.27	%(j)
Portfolio Turnover Rate	61	%(h)	80%	61%		111%		89	%(h)
Net Assets, End of Period (000’s)	$3,746		$2,158	$1,569		$1,395		$341

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	Class B shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Amount represents less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia Small Cap Value Fund II – Class C Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)	Year Ended March 31, 2005		Year Ended March 31, 2004		Period Ended March 31, 2003(c)
Net Asset Value, Beginning of Period	$13.75		$12.27	$12.13		$7.67		$10.00
Income from Investment Operations
Net Investment Income (Loss)(d)	(0.06)		(0.04)	(0.12)		(0.09)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.64		2.89	1.43		4.64		(2.29)
Total from Investment Operations	0.58		2.85	1.31		4.55		(2.33)
Less Distributions Declared to Shareholders
From Net Investment Income	—		—	—		—		—	(e)
From Net Realized Gains	(0.93)		(1.37)	(1.17)		(0.09)		—
Total Distributions Declared to Shareholders	(0.93)		(1.37)	(1.17)		(0.09)		—	(e)
Net Asset Value, End of Period	$13.40		$13.75	$12.27		$12.13		$7.67
Total Return(f)	4.83	%(h)	25.14%	12.51	%(g)	59.54	%(g)	(23.29	%)(g)(h)
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(i)	2.02	%(j)	1.98%	2.22%		2.30%		2.30	%(j)
Interest Expense	—		—	—	%(k)	—		—
Total Net Expenses(i)	2.02	%(j)	1.98%	2.22%		2.30%		2.30	%(j)
Net Investment Income (Loss)	(0.49	%)(j)	(0.32%)	(1.05%)		(0.85%)		(0.55	%)(j)
Waiver/Reimbursement	—		—	0.02%		0.05%		0.27	%(j)
Portfolio Turnover Rate	61	%(h)	80%	61%		111%		89	%(h)
Net Assets, End of Period (000’s)	$17,032		$1,671	$370		$278		$56

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	Class C shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Amount represents less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

39

Financial Highlights

Columbia Small Cap Value Fund II – Class R Shares

	Period Ended February 28, 2007(a)	Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$14.11	$12.93
Income from Investment Operations
Net Investment Income(c)	— (d)	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.65	1.18
Total from Investment Operations	0.65	1.18
Less Distributions Declared to Shareholders
From Net Realized Gains	(0.93)	—
Net Asset Value, End of Period	$13.83	$14.11
Total Return(e) (f)	5.22%	9.13%
Ratios to Average Net Assets/Supplemental Data
Expenses(g) (h)	1.52%	1.36%
Net Investment Income (Loss)(h)	(0.02%)	0.03%
Portfolio Turnover Rate(f)	61%	80%
Net Assets, End of Period (000’s)	$1,727	$11

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Value Fund II – Class A Shares

Maximum Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.30%	-2.26%	(b)	$9,773.73	$699.79
2	10.25%	1.30%	1.35%		$10,135.35	$129.41
3	15.76%	1.30%	5.10%		$10,510.36	$134.20
4	21.55%	1.30%	8.99%		$10,899.24	$139.16
5	27.63%	1.30%	13.03%		$11,302.52	$144.31
6	34.01%	1.30%	17.21%		$11,720.71	$149.65
7	40.71%	1.30%	21.54%		$12,154.38	$155.19
8	47.75%	1.30%	26.04%		$12,604.09	$160.93
9	55.13%	1.30%	30.70%		$13,070.44	$166.88
10	62.89%	1.30%	35.54%		$13,554.04	$173.06
Total Gain After Fees and Expenses					$3,554.04
Total Annual Fees and Expenses Paid						$2,052.58

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

41

Hypothetical Fees and Expenses

Columbia Small Cap Value Fund II – Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.05%	2.95%	$10,295.00	$208.02
2	10.25%	2.05%	5.99%	$10,598.70	$214.16
3	15.76%	2.05%	9.11%	$10,911.36	$220.48
4	21.55%	2.05%	12.33%	$11,233.25	$226.98
5	27.63%	2.05%	15.65%	$11,564.63	$233.68
6	34.01%	2.05%	19.06%	$11,905.79	$240.57
7	40.71%	2.05%	22.57%	$12,257.01	$247.67
8	47.75%	2.05%	26.19%	$12,618.59	$254.97
9	55.13%	1.30%	30.85%	$13,085.48	$167.08
10	62.89%	1.30%	35.70%	$13,569.64	$173.26
Total Gain After Fees and Expenses				$3,569.64
Total Annual Fees and Expenses Paid					$2,186.87

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Small Cap Value Fund II – Class C Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.05%	2.95%	$10,295.00	$208.02
2	10.25%	2.05%	5.99%	$10,598.70	$214.16
3	15.76%	2.05%	9.11%	$10,911.36	$220.48
4	21.55%	2.05%	12.33%	$11,233.25	$226.98
5	27.63%	2.05%	15.65%	$11,564.63	$233.68
6	34.01%	2.05%	19.06%	$11,905.79	$240.57
7	40.71%	2.05%	22.57%	$12,257.01	$247.67
8	47.75%	2.05%	26.19%	$12,618.59	$254.97
9	55.13%	2.05%	29.91%	$12,990.84	$262.50
10	62.89%	2.05%	33.74%	$13,374.07	$270.24
Total Gain After Fees and Expenses				$3,374.07
Total Annual Fees and Expenses Paid					$2,379.27

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Hypothetical Fees and Expenses

Columbia Small Cap Value Fund II – Class R Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.55%	3.45%	$10,345.00	$157.67
2	10.25%	1.55%	7.02%	$10,701.90	$163.11
3	15.76%	1.55%	10.71%	$11,071.12	$168.74
4	21.55%	1.55%	14.53%	$11,453.07	$174.56
5	27.63%	1.55%	18.48%	$11,848.20	$180.58
6	34.01%	1.55%	22.57%	$12,256.97	$186.82
7	40.71%	1.55%	26.80%	$12,679.83	$193.26
8	47.75%	1.55%	31.17%	$13,117.29	$199.93
9	55.13%	1.55%	35.70%	$13,569.83	$206.83
10	62.89%	1.55%	40.38%	$14,037.99	$213.96
Total Gain After Fees and Expenses				$4,037.99
Total Annual Fees and Expenses Paid					$1,845.46

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Notes

44

Notes

45

Notes

46

Columbia Small Cap Value Fund II

For More Information

You’ll find more information about Columbia Small Cap Value Fund II and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Small Cap Value Fund II

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132203-0707

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Small Cap Value Fund II

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Small Cap Value Fund II (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

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FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia Small Cap Value Fund II

FUNDimensions™
Columbia Small Cap Value Fund II
Investment Objective:	Long-term capital appreciation
Investment Style:	Small Cap Value
Benchmark:	Russell 2000 Value® Index
Ticker Symbols:	Class Z: NSVAX
Principal Risks:	Investment strategy risk
Market risk
Value investment strategy risk
Smaller company securities risk
Foreign securities risk
Real estate investment trusts risk

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

   Investment Objective

The Fund seeks long-term capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell 2000 Value® Index at the time of purchase (between $15 million and $4.9 billion as of May 31, 2007), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■	a company’s current operating margins relative to its historic range and future potential.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

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Columbia Small Cap Value Fund II

FUNDamentals™

Smaller Company Funds

Smaller company funds invest in smaller companies with potentially promising products or that are operating in potentially dynamic fields. These companies may experience relatively more rapid earnings growth than larger companies but may have a relatively greater difficulty securing financing and may be relatively more prone to setbacks than larger, more established companies.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or

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Columbia Small Cap Value Fund II

diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Columbia Small Cap Value Fund II

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 3.59%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	19.15%
Worst:	1st quarter 2003:	-6.32%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Small Cap Value Fund II

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell 2000 Value® Index, an unmanaged index which measures the performance of those securities in the Russell 2000® Index with lower price-to-book ratios and forecasted growth rates relative to the index as a whole. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	16.99%	14.17%
Class Z shares returns after taxes on distributions	15.49%	12.58%
Class Z shares returns after taxes on distributions and sale of Fund shares	12.37%	11.70%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	23.48%	13.44%

(a)	The inception date of the Fund’s Class Z shares is May 1, 2002.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia Small Cap Value Fund II

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Small Cap Value Fund II

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.87%
Other expenses(b)	0.18%
Acquired fund fees and expenses(c)	—
Total annual Fund operating expenses	1.05%

(a)

The Fund pays investment advisory fees of 0.70% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion.

(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c)	Amount is less than 0.01% and is included in other expenses.

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Columbia Small Cap Value Fund II

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$107	$334	$579	$1,283

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Small Cap Value Fund II

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Columbia Small Cap Value Fund II

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.70% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Jarl Ginsberg

Service with the Fund since February 2003

Investment experience since 1987

Vice President of the Advisor since 2003; BlackRock Inc. – Co-Manager and Analyst (1998-2002).

Christian Stadlinger

Service with the Fund since April 2002

Investment experience since 1989

Director of the Advisor since 2002; BlackRock Inc. – Portfolio Manager (1996-2002).

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Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Small Cap Value Fund II	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500.

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading

23

Buying, Selling and Exchanging Shares

restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to

24

Buying, Selling and Exchanging Shares

Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A

“material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some

25

Buying, Selling and Exchanging Shares

selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

27

Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the

28

Buying, Selling and Exchanging Shares

Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

29

Buying, Selling and Exchanging Shares

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities.

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long- term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Value Fund II – Class Z Shares

	Period Ended February 28 2007(a)		Year Ended March 31, 2006(b)	Year Ended March 31, 2005		Year Ended March 31, 2004		Period Ended March 31, 2003(c)
Net Asset Value, Beginning of Period	$14.21		$12.60	$12.30		$7.73		$10.00
Income from Investment Operations
Net Investment Income (Loss)(d)	0.06		0.07	(0.01)		0.02		0.03
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.67		3.00	1.48		4.67		(2.28)
Total from Investment Operations	0.73		3.07	1.47		4.69		(2.25)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.06)		(0.06)	—	(e)	(0.03)		(0.02)
From Net Realized Gains	(0.93)		(1.40)	(1.17)		(0.09)		—
Total Distributions Declared to Shareholders	(0.99)		(1.46)	(1.17)		(0.12)		(0.02)
Net Asset Value, End of Period	$13.95		$14.21	$12.60		$12.30		$7.73
Total Return(f)	5.77	%(h)	26.43%	13.72	%(g)	60.96	%(g)	(22.50	%)(g)(h)
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(i)	1.02	%(j)	0.98%	1.22%		1.30%		1.30	%(j)
Interest Expense	—		—	—	%(k)	—		—
Total Net Expenses(i)	1.02	%(j)	0.98%	1.22%		1.30%		1.30	%(j)
Net Investment Income (Loss)	0.47	%(j)	0.56%	(0.05)%		0.15%		0.45	%(j)
Waiver/Reimbursement	—		—	0.02%		0.05%		0.27	%(j)
Portfolio Turnover Rate	61	%(h)	80%	61%		111%		89	%(h)
Net Assets, End of Period (000’s)	$393,160		$238,856	$197,829		$151,556		$70,168

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Class Z shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Amount represents less than $0.01 per share

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Value Fund II – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.05%	3.95%	$10,395.00	$107.07
2	10.25%	1.05%	8.06%	$10,805.60	$111.30
3	15.76%	1.05%	12.32%	$11,232.42	$115.70
4	21.55%	1.05%	16.76%	$11,676.10	$120.27
5	27.63%	1.05%	21.37%	$12,137.31	$125.02
6	34.01%	1.05%	26.17%	$12,616.73	$129.96
7	40.71%	1.05%	31.15%	$13,115.10	$135.09
8	47.75%	1.05%	36.33%	$13,633.14	$140.43
9	55.13%	1.05%	41.72%	$14,171.65	$145.98
10	62.89%	1.05%	47.31%	$14,731.43	$151.74
Total Gain After Fees and Expenses				$4,731.43
Total Annual Fees and Expenses Paid					$1,282.56

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Small Cap Value Fund II

For More Information

You’ll find more information about Columbia Small Cap Value Fund II and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Small Cap Value Fund II

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132405-0707

Columbia Funds Class A and Class B Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Large Cap Index Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Large Cap Index Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Index Fund

FUNDimensions™
Columbia Large Cap Index Fund
Investment Objective:	Total return before fees and expenses that corresponds to the total return of the S&P 500 Index
Investment Style:	Large Cap Blend
Benchmark:	S&P 500® Index(a)
Ticker Symbols:	Class A: NEIAX Class B: CLIBX
Principal Risks:	Investment strategy risk Market risk Index risk Derivatives risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Index Funds

Index funds use a “passive” or “indexing” investment approach, which attempts to closely approximate the performance of a specific index, before fees and expenses. Index funds typically seek to match the industry and risk characteristics of a specific index by investing primarily in the securities that comprise that index.

  Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500® Index.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in common stocks that comprise the S&P 500® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500® Index.

Different common stocks have different weightings in the S&P 500® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P 500® Index, the Advisor attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P 500® Index. The Fund may buy shares of Bank of America Corporation, an affiliate of the Advisor, which is currently included in the S&P 500® Index, subject to certain restrictions.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P 500® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500® Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Large Cap Index Fund

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. Because the Fund is designed to track an index before fees and expenses, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500 Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

6

Columbia Large Cap Index Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 0.55%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1998:	21.12%
Worst:	3rd quarter 2002:	-17.41%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Large Cap Index Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B shares, but it does not show that class’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class A shares returns before taxes	15.39%	5.71%	7.83%
Class A shares returns after taxes on distributions	15.09%	5.34%	7.22%
Class A shares returns after taxes on distributions and sale of Fund shares	10.33%	4.73%	6.56%
Class B shares returns before taxes	9.49%	5.18%	7.73%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	8.42%

(a)

The inception dates of the Fund’s Class A and Class B shares are October 10, 1995 and September 23, 2005, respectively. Class B shares have no performance prior to their inception date. The performance shown for Class B shares prior to their inception date is that of Class A shares. If Class B shares fees and expenses were included, performance would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

8

Columbia Large Cap Index Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A and Class B shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Large Cap Index Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	5.00	%(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares
Management fees(b)	0.20%	0.20%
Distribution and service fees	0.25%	1.00%
Other expenses	0.00%	0.00%
Acquired fund fees and expenses	—	—
Total annual Fund operating expenses	0.45%	1.20%
Fee waivers and/or reimbursements(c)	(0.06)%	(0.06)%
Total net expenses	0.39%	1.14%

(a)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	The Fund pays investment advisory fees of 0.10% and an administration fee of 0.10%.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.14% until June 30, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

10

Columbia Large Cap Index Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A or Class B shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$40	$138	$246	$561
Class B Shares
Assuming no redemption	$116	$375	$654	$1,240
Assuming complete redemption of shares at the end of the period	$616	$675	$854	$1,240

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Large Cap Index Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.10% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Portfolio Manager

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram J. Kuriyan, PhD

Service with the Fund since January 2000

Investment experience since 1986

Managing Director of the Advisor since 2000.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Large Cap Index Fund	0.10%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

16

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this prospectus: Class A and Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A and Class B shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares(a)
Eligible Investors and Minimum Initial Investments(b)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(c)
Conversion Features	none	convert to Class A shares eight years after purchase
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	5.00% maximum, gradually declining to 0.00% after six years
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee

(a)	Class B shares of the Fund are only available for purchase by current shareholders of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(c)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares of other Columbia Funds.

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example,

brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class B Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

The CDSC on Class B shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

Class B Shares – Commissions

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

19

Choosing a Share Class

Reductions/Waivers of Sales Charges

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class B shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

20

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

21

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

22

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

23

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

24

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

25

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

26

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

27

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

The Fund is no longer accepting investments from new investors in Class B shares. Class B shares of the Fund are available for purchase by current shareholders of the Fund.

Buying Shares

Eligible Investors

Subject to the share class closing described above, Class A and Class B shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class B shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A and Class B shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class B shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A or Class B shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class B shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class B shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You buy Class A and Class B shares at net asset value per share because no front-end sales charge applies to purchases of these share classes of the Fund.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

28

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A or Class B shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class B shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class B shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

29

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A and/or Class B shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a Class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process and also should talk to their tax advisors about potential tax consequences.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.
■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Index Fund – Class A Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003		Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$24.97		$22.67		$21.65		$16.27		$21.98		$22.24
Income from Investment Operations
Net Investment Income(c)	0.39		0.36		0.37	(d)	0.24		0.20		0.18
Net Realized and Unrealized Gain (Loss) on Investments	2.14		2.19		1.01		5.37		(5.75)		(0.26)
Total from Investment Operations	2.53		2.55		1.38		5.61		(5.55)		(0.08)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.42)		(0.25)		(0.36)		(0.23)		(0.16)		(0.18)
Net Asset Value, End of Period	$27.08		$24.97		$22.67		$21.65		$16.27		$21.98
Total Return(e)	10.20	%(f)	11.27%		6.33%		34.50%		(25.28)%		(0.30)%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses	0.39	%(g)	0.39	%(h)	0.39	%(h)	0.51	%(h)(i)	0.60	%(h)	0.60	%(h)
Interest Expense	—%		—	%(j)	—%		—%		—	%(j)	—	%(j)
Net Expenses	0.39	%(g)	0.39	%(h)	0.39	%(h)	0.51	%(h)(i)	0.60	%(h)	0.60	%(h)
Waiver/Reimbursement	0.06	%(g)	0.14	%(k)	0.14	%(k)	0.24	%(k)	0.34%		0.33%
Net Investment Income (Loss)	1.63	%(g)	1.53%		1.67%		1.23%		1.14%		0.80%
Portfolio Turnover Rate	7	%(f)	12%		4%		1%		6%		7%
Net Assets, End of Period (000’s)	$87,528		$70,808		$37,088		$33,188		$23,660		$33,238

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.07 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	The reimbursement from the Advisor has an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

(k)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08%, 0.11% and 0.21% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

33

Financial Highlights

Columbia Large Cap Index Fund – Class B Shares

	Period Ended February 28, 2007(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$25.06		$23.49
Income from Investment Operations
Net Investment Income(c)	0.20		0.10
Net Realized and Unrealized Gain (Loss) on Investments	2.16		1.55
Total from Investment Operations	2.36		1.65
Less Distributions Declared to Shareholders
From Net Investment Income	(0.28)		(0.08)
Net Asset Value, End of Period	$27.14		$25.06
Total Return(d)(e)	9.47%		7.01%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(f)	1.14%		1.14	%(g)
Interest Expense	—%		—	%(h)
Net Expenses(f)	1.14%		1.14	%(g)
Waiver/Reimbursement(i)	0.06%		0.12%
Net Investment Income (Loss)	0.87%		0.85%
Portfolio Turnover Rate	7	%(e)	12%
Net Assets, End of Period (000’s)	$10,302		$12,071

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class B shares commenced operations on September 23, 2005. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Not annualized.

(f)	Annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

(i)	Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.06% for the period ended March 31, 2006.

34

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Index Fund – Class A Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.39%	4.61%	$10,461.00	$39.90
2	10.25%	0.45%	9.37%	$10,936.98	$48.15
3	15.76%	0.45%	14.35%	$11,434.61	$50.34
4	21.55%	0.45%	19.55%	$11,954.88	$52.63
5	27.63%	0.45%	24.99%	$12,498.83	$55.02
6	34.01%	0.45%	30.68%	$13,067.53	$57.52
7	40.71%	0.45%	36.62%	$13,662.10	$60.14
8	47.75%	0.45%	42.84%	$14,283.72	$62.88
9	55.13%	0.45%	49.34%	$14,933.63	$65.74
10	62.89%	0.45%	56.13%	$15,613.11	$68.73
Total Gain After Fees and Expenses				$5,613.11
Total Annual Fees and Expenses Paid					$561.05

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

35

Hypothetical Fees and Expenses

Columbia Large Cap Index Fund – Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.14%	3.86%	$10,386.00	$116.20
2	10.25%	1.20%	7.81%	$10,780.67	$127.00
3	15.76%	1.20%	11.90%	$11,190.33	$131.83
4	21.55%	1.20%	16.16%	$11,615.57	$136.84
5	27.63%	1.20%	20.57%	$12,056.96	$142.04
6	34.01%	1.20%	25.15%	$12,515.12	$147.43
7	40.71%	1.20%	29.91%	$12,990.70	$153.03
8	47.75%	1.20%	34.84%	$13,484.34	$158.85
9	55.13%	0.45%	40.98%	$14,097.88	$62.06
10	62.89%	0.45%	47.39%	$14,739.33	$64.88
Total Gain After Fees and Expenses				$4,739.33
Total Annual Fees and Expenses Paid					$1,240.16

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Notes

37

Notes

38

Columbia Large Cap Index Fund

For More Information

You’ll find more information about Columbia Large Cap Index Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Large Cap Index Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132311-0707

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Large Cap Index Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Large Cap Index Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Index Fund

FUNDimensions™
Columbia Large Cap Index Fund
Investment Objective:	Total return before fees and expenses that corresponds to the total return of the S&P 500® Index
Investment Style:	Large Cap Blend
Benchmark:	S&P 500® Index(a)
Ticker Symbols:	Class Z: NINDX
Principal Risks:	Investment strategy risk Market risk Index risk Derivatives risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Index Funds

Index funds use a “passive” or “indexing” investment approach, which attempts to closely approximate the performance of a specific index, before fees and expenses. Index funds typically seek to match the industry and risk characteristics of a specific index by investing primarily in the securities that comprise that index.

   Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500® Index.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in common stocks that comprise the S&P 500® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500® Index.

Different common stocks have different weightings in the S&P 500® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P 500® Index, the Advisor attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P 500® Index. The Fund may buy shares of Bank of America Corporation, an affiliate of the Advisor, which is currently included in the S&P 500® Index, subject to certain restrictions.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P 500® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500® Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Large Cap Index Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. Because the Fund is designed to track an index before fees and expenses, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

6

Columbia Large Cap Index Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 0.58%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1998:	21.13%
Worst:	3rd quarter 2002:	-17.37%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Large Cap Index Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P 500® Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	15.65%	5.97%	8.14%
Class Z shares returns after taxes on distributions	15.32%	5.54%	7.44%
Class Z shares returns after taxes on distributions and sale of Fund shares	10.53%	4.92%	6.78%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	8.42%

(a)	The inception date of the Fund’s Class Z shares is December 15, 1993.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

8

Columbia Large Cap Index Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Large Cap Index Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.20%
Other expenses	0.00%
Acquired fund fees and expenses	—
Total annual Fund operating expenses	0.20%
Fee waivers and/or reimbursements(b)	(0.06)%
Total net expenses	0.14%

(a)	The Fund pays investment advisory fees of 0.10% and an administration fee of 0.10%.

(b)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses to 0.14% until June 30, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

10

Columbia Large Cap Index Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$14	$58	$107	$249

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Large Cap Index Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.10% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Portfolio Manager

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram J. Kuriyan, PhD

Service with the Fund since January 2000

Investment experience since 1986

Managing Director of the Advisor since 2000.

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Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Large Cap Index Fund	0.10%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

16

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

21

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

22

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

23

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

25

Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a

26

Buying, Selling and Exchanging Shares

monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

27

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

28

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

29

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities.

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Index Fund – Class Z Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003		Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$25.15		$22.82		$21.79		$16.37		$22.09		$22.35
Income from Investment Operations
Net Investment Income(c)	0.45		0.42		0.43	(d)	0.30		0.25		0.24
Net Realized and Unrealized Gain (Loss) on Investments	2.16		2.22		1.01		5.39		(5.77)		(0.27)
Total from Investment Operations	2.61		2.64		1.44		5.69		(5.52)		(0.03)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.47)		(0.31)		(0.41)		(0.27)		(0.20)		(0.23)
Net Asset Value, End of Period	$27.29		$25.15		$22.82		$21.79		$16.37		$22.09
Total Return(e)	10.44	(f)	11.59%		6.57%		34.82%		(25.05)%		(0.09)%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses	0.14	%(g)	0.14	%(h)	0.14	%(h)	0.26	%(h)(i)	0.35	%(h)	0.35	%(h)
Interest Expense	—		—	%(j)	—		—		—	%(j)	—	%(j)
Net Expenses	0.14	%(g)	0.14	%(h)	0.14	%(h)	0.26	%(h)(i)	0.35	%(h)	0.35	%(h)
Waiver/Reimbursement	0.06	%(g)	0.14	%(k)	0.14	%(k)	0.24	%(k)	0.34%		0.33%
Net Investment Income (loss)	1.87	%(g)	1.78%		1.92%		1.48%		1.39%		1.05%
Portfolio Turnover Rate	7	%(f)	12%		4%		1%		6%		7%
Net Assets, End of Period (000’s)	$2,571,196		$2,367,063		$1,486,203		$1,245,378		$918,184		$1,283,450

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.07 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	The reimbursement from the Advisor has an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

(k)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08%, 0.11% and 0.21% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Index Fund – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.14%	4.86%	$10,486.00	$14.34
2	10.25%	0.20%	9.89%	$10,989.33	$21.48
3	15.76%	0.20%	15.17%	$11,516.82	$22.51
4	21.55%	0.20%	20.70%	$12,069.62	$23.59
5	27.63%	0.20%	26.49%	$12,648.96	$24.72
6	34.01%	0.20%	32.56%	$13,256.12	$25.91
7	40.71%	0.20%	38.92%	$13,892.41	$27.15
8	47.75%	0.20%	45.59%	$14,559.24	$28.45
9	55.13%	0.20%	52.58%	$15,258.09	$29.82
10	62.89%	0.20%	59.90%	$15,990.48	$31.25
Total Gain After Fees and Expenses				$5,990.48
Total Annual Fees and Expenses Paid					$249.22

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Large Cap Index Fund

For More Information

You’ll find more information about Columbia Large Cap Index Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Large Cap Index Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132312-0707

Columbia Funds Class A Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Mid Cap Index Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Mid Cap Index Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s Class A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Mid Cap Index Fund

FUNDimensions™
Columbia Mid Cap Index Fund
Investment Objective:	Total return before fees and expenses that corresponds to the total return of the S&P MidCap 400® Index
Investment Style:	Mid Cap Blend
Benchmark:	S&P MidCap 400® Index(a)
Ticker Symbols:	Class A: NTIAX
Principal Risks:	Investment strategy risk Market risk Index risk Smaller company securities risk Derivatives risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Index Funds

Index funds use a “passive” or “indexing” investment approach, which attempts to closely approximate the performance of a specific index, before fees and expenses. Index funds typically seek to match the industry and risk characteristics of a specific index by investing primarily in the securities that comprise that index.

   Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index.

Different common stocks have different weightings in the S&P MidCap 400® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P MidCap 400® Index, the Advisor attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P MidCap 400® Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400® Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P MidCap 400® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P MidCap 400® Index, changes in the number of shares issued by the companies represented in the S&P MidCap 400® Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Mid Cap Index Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. Because the Fund is designed to track an index before fees and expenses, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

6

Columbia Mid Cap Index Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 5.71%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2001:	17.83%
Worst:	3rd quarter 2002:	-16.73%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Mid Cap Index Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P MidCap 400® Index, an unmanaged index of 400 common stocks, weighted by market value. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class A shares returns before taxes	9.96%	10.36%	9.00%
Class A shares returns after taxes on distributions	8.93%	9.62%	7.80%
Class A shares returns after taxes on distributions and sale of Fund shares	7.42%	8.78%	7.31%
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)	10.32%	10.89%	9.55%

(a)	The inception date of the Fund’s Class A shares is May 31, 2000.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

8

Columbia Mid Cap Index Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See About Class A Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Mid Cap Index Fund

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares
Management fees(a)	0.20%
Distribution and service fees	0.25%
Other expenses	0.03%
Acquired fund fees and expenses	—
Total annual Fund operating expenses	0.48%
Fee waivers and/or reimbursements(b)	(0.09%	)
Total net expenses	0.39%

(a)	The Fund pays investment advisory fees of 0.10% and an administration fee of 0.10%.

(b)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.14% until June 30, 2008.

10

Columbia Mid Cap Index Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$40	$145	$260	$595

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Mid Cap Index Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.10% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Portfolio Manager

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram J. Kuriyan, PhD

Service with the Fund since January 2000

Investment experience since 1986

Managing Director of the Advisor since 2000.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Mid Cap Index Fund	0.10%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

                                    [GRAPHIC]

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

16

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500, and the share class is available to the general public for investment.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.25% combined distribution and service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor.	Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Class A Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

19

About Class A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

23

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

24

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A shares are available to the general public for investment. Once you have opened an account, you can buy Class A shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You buy Class A shares at net asset value per share because no front-end sales charge applies to purchases of this share class of the Fund.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

26

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

27

Buying, Selling and Exchanging Shares

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process and also should talk to their tax advisors about potential tax consequences.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

28

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

29

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable year beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges)

and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Index Fund – Class A Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$12.49		$10.92		$10.26		$6.96		$9.33	$8.41
Income from Investment Operations
Net Investment Income(c)	0.12		0.12		0.10		0.06		0.05	0.05
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	0.64		2.15		0.91		3.30		(2.26)	1.46
Total from Investment Operations	0.76		2.27		1.01		3.36		(2.21)	1.51
Less Distributions Declared to Shareholders
From Net Investment Income	(0.10)		(0.12)		(0.08)		(0.06)		(0.04)	(0.04)
From Net Realized Gains	(0.54)		(0.58)		(0.27)		—	(d)	(0.12)	(0.55)
Total Distributions Declared to Shareholders	(0.64)		(0.70)		(0.35)		(0.06)		(0.16)	(0.59)
Net Asset Value, End of Period	$12.61		$12.49		$10.92		$10.26		$6.96	$9.33
Total Return(e)	6.61	%(f)(g)	21.37%		10.03%		48.31%		(23.98%)	17.99%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses(h)	0.39	%(i)	0.39%		0.39%		0.50	%(j)	0.60%	0.60%
Interest Expense	—%		—	%(k)	—	%(k)	—	%(k)	—%	—%
Net Expenses(h)	0.39	%(i)	0.39%		0.39%		0.50	%(j)	0.60%	0.60%
Waiver/Reimbursement	0.09	%(i)	0.15	%(l)	0.14	%(l)	0.25	%(l)	0.35%	0.37%
Net Investment Income (Loss)	1.08	%(i)	1.00%		0.96%		0.70%		0.59%	0.57%
Portfolio Turnover Rate	18	%(g)	24%		18%		9%		15%	16%
Net Assets, End of Period (000’s)	$49,555		$18,115		$9,606		$7,385		$2,189	$1,123

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Total return includes a voluntary reimbursement by the Advisor for realized investment losses due to a trading error. The reimbursement had an impact of less than 0.01% of the Fund’s total return.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

(j)	The reimbursement from the Advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.11% and 0.22% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Mid Cap Index Fund – Class A Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.39%	4.61%	$10,461.00	$39.90
2	10.25%	0.48%	9.34%	$10,933.84	$51.35
3	15.76%	0.48%	14.28%	$11,428.05	$53.67
4	21.55%	0.48%	19.45%	$11,944.59	$56.09
5	27.63%	0.48%	24.84%	$12,484.49	$58.63
6	34.01%	0.48%	30.49%	$13,048.79	$61.28
7	40.71%	0.48%	36.39%	$13,638.59	$64.05
8	47.75%	0.48%	42.55%	$14,255.06	$66.94
9	55.13%	0.48%	48.99%	$14,899.39	$69.97
10	62.89%	0.48%	55.73%	$15,572.84	$73.13
Total Gain After Fees and Expenses				$5,572.84
Total Annual Fees and Expenses Paid					$595.01

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Mid Cap Index Fund

For More Information

You’ll find more information about Columbia Mid Cap Index Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Mid Cap Index Fund

Prospectus, July 1, 2007
©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132313-0707

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Mid Cap Index Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Mid Cap Index Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Mid Cap Index Fund

FUNDimensions™
Columbia Mid Cap Index Fund
Investment Objective:	Total return before fees and expenses that corresponds to the total return of the S&P MidCap 400® Index
Investment Style:	Mid Cap Blend
Benchmark:	S&P MidCap 400® Index(a)
Ticker Symbols:	Class Z: NMPAX
Principal Risks:	Investment strategy risk Market risk Index risk Smaller company securities risk Derivatives risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

Index Funds

Index funds use a “passive” or “indexing” investment approach, which attempts to closely approximate the performance of a specific index, before fees and expenses. Index funds typically seek to match the industry and risk characteristics of a specific index by investing primarily in the securities that comprise that index.

   Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index.

Different common stocks have different weightings in the S&P MidCap 400® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P MidCap 400® Index, the Advisor attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P MidCap 400® Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400® Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P MidCap 400® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P MidCap 400® Index, changes in the number of shares issued by the companies represented in the S&P MidCap 400® Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Mid Cap Index Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. Because the Fund is designed to track an index before fees and expenses, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

6

Columbia Mid Cap Index Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 5.79%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2001:	17.96%
Worst:	3rd quarter 2001:	-16.69%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund. The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Mid Cap Index Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P MidCap 400® Index, an unmanaged index of 400 common stocks, weighted by market value. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class Z shares returns before taxes	10.25%	10.63%	8.25%
Class Z shares returns after taxes on distributions	9.10%	9.82%	7.01%
Class Z shares returns after taxes on distributions and sale of Fund shares	7.65%	8.98%	6.61%
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)	10.32%	10.89%	8.53%

(a)	The inception date of the Fund’s Class Z shares is March 31, 2000.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

8

Columbia Mid Cap Index Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Mid Cap Index Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.20%
Other expenses	0.03%
Acquired fund fees and expenses	—
Total annual Fund operating expenses	0.23%
Fee waivers and/or reimbursements(b)	(0.09)%
Total net expenses	0.14%

(a)	The Fund pays investment advisory fees of 0.10% and an administration fee of 0.10%.

(b)	The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses to 0.14% until June 30, 2008.

10

Columbia Mid Cap Index Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$14	$65	$120	$284

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Mid Cap Index Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.10% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Portfolio Manager

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram J. Kuriyan, PhD

Service with the Fund since January 2000

Investment experience since 1986

Managing Director of the Advisor since 2000.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Mid Cap Index Fund	0.10%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

16

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include,	for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling. You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading

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Buying, Selling and Exchanging Shares

restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic

22

Buying, Selling and Exchanging Shares

conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

23

Buying, Selling and Exchanging Shares

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial

25

Buying, Selling and Exchanging Shares

intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the

26

Buying, Selling and Exchanging Shares

Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

27

Buying, Selling and Exchanging Shares

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

28

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

29

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Index Fund – Class Z Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$12.52		$10.94		$10.27		$6.96		$9.31	$8.39
Income from Investment Operations
Net Investment Income(c)	0.14		0.14		0.13		0.09		0.06	0.07
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	0.64		2.17		0.91		3.29		(2.25)	1.46
Total from Investment Operations	0.78		2.31		1.04		3.38		(2.19)	1.53
Less Distributions Declared to Shareholders
From Net Investment Income	(0.15)		(0.15)		(0.10)		(0.07)		(0.04)	(0.06)
From Net Realized Gains	(0.54)		(0.58)		(0.27)		—	(d)	(0.12)	(0.55)
Total Distributions Declared to Shareholders	(0.69)		(0.73)		(0.37)		(0.07)		(0.16)	(0.61)
Net Asset Value, End of Period	$12.61		$12.52		$10.94		$10.27		$6.96	$9.31
Total Return(e)	6.82	%(f) (g)	21.71%		10.32%		48.67%		(23.77)%	18.29%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(h)	0.14	%(i)	0.14%		0.14%		0.25	%(j)	0.35%	0.35%
Interest Expense	—		—	%(k)	—	%(k)	—	%(k)	—	—
Net Expenses(h)	0.14	%(i)	0.14%		0.14%		0.25	%(j)	0.35%	0.35%
Waiver/Reimbursement	0.09	%(i)	0.15	%(l)	0.14	%(l)	0.25	%(l)	0.35%	0.37%
Net Investment Income (Loss)	1.30	%(i)	1.25%		1.21%		0.95%		0.84%	0.82%
Portfolio Turnover Rate	18	%(g)	24%		18%		9%		15%	16%
Net Assets, End of Period (000’s)	$2,033,709		$1,996,247		$1,601,005		$1,461,843		$860,997	$679,205

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Total return includes a voluntary reimbursement by the Advisor for realized investment losses due to a trading error. The reimbursement had an impact of less than 0.01% of the Fund’s total return.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

(j)	The reimbursement from the Advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.11% and 0.22% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Mid Cap Index Fund – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.14%	4.86%	$10,486.00	$14.34
2	10.25%	0.23%	9.86%	$10,986.18	$24.69
3	15.76%	0.23%	15.10%	$11,510.22	$25.87
4	21.55%	0.23%	20.59%	$12,059.26	$27.10
5	27.63%	0.23%	26.34%	$12,634.49	$28.40
6	34.01%	0.23%	32.37%	$13,237.15	$29.75
7	40.71%	0.23%	38.69%	$13,868.56	$31.17
8	47.75%	0.23%	45.30%	$14,530.10	$32.66
9	55.13%	0.23%	52.23%	$15,223.18	$34.22
10	62.89%	0.23%	59.49%	$15,949.33	$35.85
Total Gain After Fees and Expenses				$5,949.33
Total Annual Fees and Expenses Paid					$284.05

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Mid Cap Index Fund

For More Information

You’ll find more information about Columbia Mid Cap Index Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Mid Cap Index Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132204-0707

Columbia Funds Class A Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Small Cap Index Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Small Cap Index Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s Class A shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and
■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Small Cap Index Fund

FUNDimensions™
Columbia Small Cap Index Fund
Investment Objective:	Total return before fees and expenses that corresponds to the total return of the S&P SmallCap 600® Index
Investment Style:	Small Cap Blend
Benchmark:	S&P SmallCap 600® Index(a)
Ticker Symbols:	Class A: NMSAX
Principal Risks:	Investment strategy risk Market risk Index risk Smaller company securities risk Derivatives risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Index Funds

Index funds use a “passive” or “indexing” investment approach, which attempts to closely approximate the performance of a specific index, before fees and expenses. Index funds typically seek to match the industry and risk characteristics of a specific index by investing primarily in the securities that comprise that index.

  Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600® Index.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in common stocks that comprise the S&P SmallCap 600® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600® Index.

Different common stocks have different weightings in the S&P SmallCap 600® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P SmallCap 600® Index, the Advisor attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P SmallCap 600® Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P SmallCap 600® Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P SmallCap 600® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P SmallCap 600® Index, changes in the number of shares issued by the companies represented in the S&P SmallCap 600® Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Small Cap Index Fund

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. Because the Fund is designed to track an index before fees and expenses, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

6

Columbia Small Cap Index Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 3.11%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2001:	20.49%
Worst:	3rd quarter 1998:	-20.89%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Small Cap Index Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P SmallCap 600® Index, an unmanaged index of 600 common stocks, weighted by market value. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class A shares returns before taxes	14.62%	11.84%	10.28%
Class A shares returns after taxes on distributions	13.28%	11.24%	9.74%
Class A shares returns after taxes on distributions and sale of Fund shares	11.01%	10.19%	8.93%
S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes)	15.12%	12.49%	11.57%

(a)	The inception date of the Fund’s Class A shares is October 15, 1996.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

8

Columbia Small Cap Index Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See About Class A Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Small Cap Index Fund

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class A Shares
Management fees(a)	0.20%
Distribution and service fees	0.25%
Other expenses	0.00%
Acquired fund fees and expenses(b)	—
Total annual Fund operating expenses	0.45%
Fee waivers and/or expense reimbursements(c)	0.00%
Total net expenses	0.45%

(a)	The Fund pays investment advisory fees of 0.10% and an administration fee of 0.10%.

(b)	Amount is less than 0.01% and is included in other expenses.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.21% until June 30, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

10

Columbia Small Cap Index Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$46	$144	$252	$567

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Small Cap Index Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.10% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Portfolio Manager

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram J. Kuriyan, PhD

Service with the Fund since January 2000

Investment experience since 1986

Managing Director of the Advisor since 2000.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Small Cap Index Fund	0.10%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

16

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500, and the share class is available to the general public for investment.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	0.25% combined distribution and service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Class A Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25	%(a)

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

19

About Class A Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

24

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A shares are available to the general public for investment. Once you have opened an account, you can buy Class A shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You buy Class A shares at net asset value per share because no front-end sales charge applies to purchases of this share class of the Fund.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

26

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

27

Buying, Selling and Exchanging Shares

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

28

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

29

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Index Fund – Class A Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$23.24		$19.16		$17.88		$11.57		$15.60	$13.22
Income from Investment Operations
Net Investment Income(c)	0.10		0.13		0.12		0.05		0.03	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.48		4.32		2.03		6.39		(3.99)	2.72
Total from Investment Operations	0.58		4.45		2.15		6.44		(3.96)	2.75
Less Distributions Declared to Shareholders
From Net Investment Income	(0.09)		(0.09)		(0.10)		(0.08)		(0.01)	(0.04)
From Net Realized Gains	(1.54)		(0.28)		(0.77)		(0.05)		(0.06)	(0.33)
Total Distributions Declared to Shareholders	(1.63)		(0.37)		(0.87)		(0.13)		(0.07)	(0.37)
Net Asset Value, End of Period	$22.19		$23.24		$19.16		$17.88		$11.57	$15.60
Total Return(d)	3.09	%(e)(f)	23.46%		12.58%		55.73%		(25.46)%	20.97%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses(g)	0.45	%(h)	0.46%		0.46%		0.56	%(i)	0.65%	0.65%
Interest Expense	—	%(h)(j)	—	%(j)	—%		—%		—%	—%
Net Expenses(g)	0.45	%(h)	0.46%		0.46%		0.56	%(i)	0.65%	0.65%
Waiver/Reimbursement	—	%(h)(j)	0.07	%(k)	0.11	%(k)	0.22	%(k)	0.36%	0.36%
Net Investment Income (Loss)	0.51	%(h)	0.62%		0.64%		0.32%		0.26%	0.21%
Portfolio Turnover Rate	15	%(e)	20%		16%		16%		26%	18%
Net Assets, End of Period (000’s)	$51,681		$45,365		$14,337		$12,534		$7,814	$8,724

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the Advisor for realized investment losses due to trading errors. These reimbursements had an impact of less than 0.01% of the Fund’s total return.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	The reimbursement from the Advisor had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

(k)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.08% and 0.19% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Index Fund – Class A Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.45%	9.31%	$10,930.70	$48.12
3	15.76%	0.45%	14.28%	$11,428.05	$50.31
4	21.55%	0.45%	19.48%	$11,948.03	$52.60
5	27.63%	0.45%	24.92%	$12,491.66	$54.99
6	34.01%	0.45%	30.60%	$13,060.03	$57.49
7	40.71%	0.45%	36.54%	$13,654.26	$60.11
8	47.75%	0.45%	42.76%	$14,275.53	$62.84
9	55.13%	0.45%	49.25%	$14,925.07	$65.70
10	62.89%	0.45%	56.04%	$15,604.16	$68.69
Total Gain After Fees and Expenses				$5,604.16
Total Annual Fees and Expenses Paid					$566.87

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Small Cap Index Fund

For More Information

You’ll find more information about Columbia Small Cap Index Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Small Cap Index Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132413-0707

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Small Cap Index Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Small Cap Index Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Small Cap Index Fund

FUNDimensions™
Columbia Small Cap Index Fund
Investment Objective:	Total return before fees and expenses that corresponds to the total return of the S&P SmallCap 600® Index
Investment Style:	Small Cap Blend
Benchmark:	S&P SmallCap 600® Index(a)
Ticker Symbols:	Class Z: NMSCX
Principal Risks:	Investment strategy risk
Market risk
Index risk
Smaller company securities risk
Derivatives risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Index Funds

Index funds use a “passive” or “indexing” investment approach, which attempts to closely approximate the performance of a specific index, before fees and expenses. Index funds typically seek to match the industry and risk characteristics of a specific index by investing primarily in the securities that comprise that index.

   Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600® Index.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in common stocks that comprise the S&P SmallCap 600® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600® Index.

Different common stocks have different weightings in the S&P SmallCap 600® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P SmallCap 600® Index, the Advisor attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P SmallCap 600® Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P SmallCap 600® Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P SmallCap 600® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P SmallCap 600® Index, changes in the number of shares issued by the companies represented in the S&P SmallCap 600® Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Small Cap Index Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. Because the Fund is designed to track an index before fees and expenses, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

6

Columbia Small Cap Index Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 3.14%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2001:	20.60%
Worst:	3rd quarter 1998:	-20.83%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Small Cap Index Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P SmallCap 600® Index, an unmanaged index of 600 common stocks, weighted by market value. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	14.90%	12.13%	10.57%
Class Z shares returns after taxes on distributions	13.47%	11.44%	9.94%
Class Z shares returns after taxes on distributions and sale of Fund shares	11.23%	10.39%	9.13%
S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes)	15.12%	12.49%	11.57%

(a)	The inception date of the Fund’s Class Z shares is October 15, 1996.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

8

Columbia Small Cap Index Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Small Cap Index Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.20%
Other expenses	0.00%
Acquired fund fees and expenses(b)	—
Total annual Fund operating expenses	0.20%
Fee waivers and/or expense reimbursements(c)	(0.00)%
Total net expenses	0.20%

(a)	The Fund pays investment advisory fees of 0.10% and an administration fee of 0.10%.

(b)	Amount is less than 0.01% and is included in other expenses.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses to 0.21% until June 30, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment them in effect.

10

Columbia Small Cap Index Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$20	$64	$113	$255

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Small Cap Index Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.10% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Portfolio Manager

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram J. Kuriyan, PhD

Service with the Fund since January 2000

Investment experience since 1986

Managing Director of the Advisor since 2000.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Small Cap Index Fund	0.10%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

16

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

21

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

22

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

23

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

25

Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a

26

Buying, Selling and Exchanging Shares

monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

27

Buying, Selling and Exchanging Shares

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

28

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

29

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Index Fund – Class Z Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$23.35		$19.24		$17.95		$11.59		$15.63	$13.24
Income from Investment Operations
Net Investment Income(c)	0.15		0.18		0.16		0.09		0.07	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.48		4.35		2.04		6.40		(4.00)	2.73
Total from Investment Operations	0.63		4.53		2.20		6.49		(3.93)	2.79
Less Distributions Declared to Shareholders
From Net Investment Income	(0.17)		(0.14)		(0.14)		(0.08)		(0.05)	(0.07)
From Net Realized Gains	(1.54)		(0.28)		(0.77)		(0.05)		(0.06)	(0.33)
Total Distributions Declared to Shareholders	(1.71)		(0.42)		(0.91)		(0.13)		(0.11)	(0.40)
Net Asset Value, End of Period	$22.27		$23.35		$19.24		$17.95		$11.59	$15.63
Total Return(d)	3.34	%(e)(f)	23.80%		12.84%		56.11%		(25.26%)	21.30%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(g)	0.20	%(h)	0.21%		0.21	%(i)	0.31	%(j)	0.40%	0.40%
Interest Expense	—	%(h)(i)	—	%(i)	—%		—%		—%	—%
Net Expenses(g)	0.20	%(h)	0.21%		0.21	%(i)	0.31	%(j)	0.40%	0.40%
Waiver/Reimbursement	—	%(h)(i)	0.07	%(k)	0.11	%(k)	0.22	%(k)	0.36%	0.36%
Net Investment Income (Loss)	0.76	%(h)	0.87%		0.89%		0.57%		0.51%	0.46%
Portfolio Turnover Rate	15	%(e)	20%		16%		16%		26%	18%
Net Assets, End of Period (000’s)	$1,521,291		$1,606,958		$1,072,113		$914,267		$517,680	$499,084

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the Advisor for realized investment losses due to trading errors. These reimbursements had an impact of less than 0.01% of the Fund’s total return.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.
(i)	Rounds to less than 0.01%.

(j)	The reimbursement from the Advisor had an impact of less than 0.01%.

(k)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.08% and 0.19% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Index Fund – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.20%	9.83%	$10,983.04	$21.46
3	15.76%	0.20%	15.10%	$11,510.23	$22.49
4	21.55%	0.20%	20.63%	$12,062.72	$23.57
5	27.63%	0.20%	26.42%	$12,641.73	$24.70
6	34.01%	0.20%	32.49%	$13,248.53	$25.89
7	40.71%	0.20%	38.84%	$13,884.46	$27.13
8	47.75%	0.20%	45.51%	$14,550.91	$28.44
9	55.13%	0.20%	52.49%	$15,249.36	$29.80
10	62.89%	0.20%	59.81%	$15,981.33	$31.23
Total Gain After Fees and Expenses				$5,981.33
Total Annual Fees and Expenses Paid					$255.19

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Small Cap Index Fund

For More Information

You’ll find more information about Columbia Small Cap Index Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Small Cap Index Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132314-0707

Columbia Funds Class A and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Large Cap Enhanced Core Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Large Cap Enhanced Core Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Enhanced Core Fund

FUNDimensions™
Columbia Large Cap Enhanced Core Fund
Investment Objective:	Total return before fees and expenses that exceeds the total return of the S&P 500 Index
Investment Style:	Large Cap Blend
Benchmark:	S&P 500® Index(a)
Ticker Symbols:	Class A: NMIAX Class R: CCERX
Principal Risks:	Investment strategy risk Market risk Index risk Derivatives risk Frequent trading risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Enhanced Core Funds

Enhanced core funds seek to deliver the sector and risk characteristics of their benchmarks with the benefits of relatively low costs and active investment management.

With enhanced core funds, portfolio managers may take advantage of individual asset selection from a variety of instruments that are expected to generate returns in excess of their benchmarks.

There is no assurance that active management will generate returns in excess of their benchmarks.

  Investment Objectiv e

The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.

  Principal Investment Strategie s

Under normal circumstances, the Fund invests at least 80% of net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

The Advisor attempts to maintain a portfolio that generally matches the risk characteristics of the S&P 500® Index. The Advisor will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the S&P 500® Index and to reduce the potential of underperforming such index over time.

The Advisor uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a wide variety of factors which may include, among others, value measures (e.g., price-to-cash flows, price-to-earnings, price-to-book value), growth measures (e.g., earnings growth, revenue growth), price momentum and earnings momentum. Investments are selected with the intention of increasing return relative to the S&P 500® Index and/or reducing portfolio volatility relative to the S&P 500® Index.

The Advisor may sell a stock when it believes other stocks in the index or other investments are more attractive, when the stock is removed from the index, or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Large Cap Enhanced Core Fund

  Principal Risks

                                    [GRAPHIC]

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. Because the Fund is designed to track an index before fees and expenses, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation, and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes, which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

6

Columbia Large Cap Enhanced Core Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 0.41%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1998:	20.91%
Worst:	3rd quarter 2002:	–17.77%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Large Cap Enhanced Core Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class R shares, but it does not show that class’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the S&P 500® Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class A shares returns before taxes	16.42%	6.68%	8.17%
Class A shares returns after taxes on distributions	14.32%	5.08%	6.66%
Class A shares returns after taxes on distributions and sale of Fund shares	11.14%	4.86%	6.44%
Class R shares returns before taxes	16.14%	6.63%	8.15%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	8.42%

(a)

The inception dates of the Fund’s Class A and Class R shares are July 31, 1996 and January 23, 2006, respectively. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

8

Columbia Large Cap Enhanced Core Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Large Cap Enhanced Core Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares		Class R Shares
Management fees(a)	0.52%		0.52%
Distribution and service fees	0.25%		0.50%
Other expenses	0.06%		0.06%
Acquired fund fees and expenses	—		—
Total annual Fund operating expenses	0.83%		1.08%
Fee waivers and/or reimbursements(b)	(0.08%	)	(0.08%	)
Total net expenses	0.75%		1.00%

(a)

The Fund pays investment advisory fees of 0.35% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.35% for assets up to $500 million; 0.30% for assets in excess of $500 million and up to $1 billion; 0.25% for assets in excess of $1 billion and up to $1.5 billion; 0.20% for assets in excess of $1.5 billion and up to $3 billion; 0.18% for assets in excess of $3 billion and up to $6 billion; and 0.16% for assets in excess of $6 billion.

(b)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.50% until June 30, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

10

Columbia Large Cap Enhanced Core Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A or Class R shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$77	$257	$453	$1,108
Class R Shares	$102	$336	$588	$1,310

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Large Cap Enhanced Core Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website,

www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

12

Management of the Fun d

Primary Service Provi ders

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.35% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Portfolio Manager

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram J. Kuriyan, PhD

Service with the Fund since January 2000

Investment experience since 1986

Managing Director of the Advisor since 2000.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Large Cap Enhanced Core Fund	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Ce rtain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

16

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

Choosing a Share Cla ss

Comp arison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this prospectus: Class A and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class R Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500, and the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Distribution and Service Fees	0.25% combined distribution and service fee	0.50% distribution fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

Choosing a Share Class

S ales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class R Shares

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

19

Choosing a Share Class

D istribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class R	0.50%	(b)	—	(b)	0.50%	(b)

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

(b)	The Fund’s Class R shares pay a distribution fee pursuant to the Fund’s distribution plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

20

Choosing a Share Class

Fi nancial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Shar e Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

T ransaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

23

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

24

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are

25

Buying, Selling and Exchanging Shares

common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Op ening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A shares are available to the general public for investment. Once you have opened an account, you can buy Class A shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering

27

Buying, Selling and Exchanging Shares

price per share, which is the net asset value per share plus any sales charge that applies.

■	You buy Class A and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes of the Fund.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the

Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

28

Buying, Selling and Exchanging Shares

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxe s

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable year beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable year beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Enhanced Core Fund – Class A Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003		Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$14.13		$13.41		$13.56		$9.98		$13.99		$14.89
Income from Investment Operations
Net Investment Income(c)	0.16		0.17		0.17	(d)	0.11		0.10		0.09
Net Realized and Unrealized Gain (Loss) on Investments	1.24		1.42		0.66		3.59		(3.51)		0.39
Total from Investment Operations	1.40		1.59		0.83		3.70		(3.41)		0.48
Less Distributions Declared to Shareholders
From Net Investment Income	(0.14)		(0.15)		(0.21)		(0.12)		(0.06)		(0.09)
From Net Realized Gains	(0.81)		(0.72)		(0.77)		—		(0.54)		(1.29)
Total Distributions Declared to Shareholders	(0.95)		(0.87)		(0.98)		(0.12)		(0.60)		(1.38)
Net Asset Value, End of Period	$14.58		$14.13		$13.41		$13.56		$9.98		$13.99
Total Return(e)	10.56	(f)	12.35%		6.59%		37.08%		(25.24)%		2.55%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses(g)	0.75	%(h)	0.75%		0.75%		0.75	%(i)	0.75%		0.75%
Interest Expense	—		—		—		—	%(j)	—	%(j)	—	%(j)
Net Expenses(g)	0.75	%(h)	0.75%		0.75%		0.75	%(i)	0.75%		0.75%
Waiver/Reimbursement	0.08	%(h)(k)	0.15	%(k)	0.25	%(k)	0.26	%(k)	0.30%		0.25%
Net Investment Income (Loss)	1.26	%(h)	1.23%		1.27%		0.98%		1.01%		0.64%
Portfolio Turnover Rate	230	%(f)	269%		218%		307%		366%		345%
Net Assets, End of Period (000’s)	$17,399		$18,508		$17,653		$18,734		$15,663		$25,420

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	The reimbursement from the Advisor had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

(k)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.22% and 0.23% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

32

Financial Highlights

Columbia Large Cap Enhanced Core Fund – Class R Shares

	Period Ended February 28, 2007(a)	Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$14.13	$13.68
Income from Investment Operations
Net Investment Income(c)	0.13	0.03
Net Realized and Unrealized Gain on Investments	1.23	0.42
Total from Investment Operations	1.36	0.45
Less Distributions Declared to Shareholders
From Net Investment Income	(0.10)	—
From Net Realized Gains	(0.81)	—
Total Distributions Declared to Shareholders	(0.91)	—
Net Asset Value, End of Period	$14.58	$14.13
Total Return(d)(e)	10.30%	3.29%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(f)(g)	1.00%	1.00%
Interest Expense	—	—
Net Expenses(g)	1.00%	1.00%
Waiver/Reimbursement(g)	0.08%	0.09	%(h)
Net Investment Income (Loss)(g)	1.02%	0.91%
Portfolio Turnover Rate(e)	230%	269%
Net Assets, End of Period (000’s)	$11	$10

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

(h)	Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03% for the period ended March 31, 2006.

33

Hy pothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Enhanced Core Fund – Class A Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.75%	4.25%	$10,425.00	$76.59
2	10.25%	0.83%	8.60%	$10,859.72	$88.33
3	15.76%	0.83%	13.13%	$11,312.57	$92.02
4	21.55%	0.83%	17.84%	$11,784.31	$95.85
5	27.63%	0.83%	22.76%	$12,275.71	$99.85
6	34.01%	0.83%	27.88%	$12,787.61	$104.01
7	40.71%	0.83%	33.21%	$13,320.85	$108.35
8	47.75%	0.83%	38.76%	$13,876.33	$112.87
9	55.13%	0.83%	44.55%	$14,454.98	$117.57
10	62.89%	0.83%	50.58%	$15,057.75	$122.48
Total Gain After Fees and Expenses				$5,057.75
Total Annual Fees and Expenses Paid					$1,017.92

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Hypothetical Fees and Expenses

Columbia Large Cap Enhanced Core Fund – Class R Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.00%	4.00%	$10,400.00	$102.00
2	10.25%	1.08%	8.08%	$10,807.68	$114.52
3	15.76%	1.08%	12.31%	$11,231.34	$119.01
4	21.55%	1.08%	16.72%	$11,671.61	$123.68
5	27.63%	1.08%	21.29%	$12,129.14	$128.52
6	34.01%	1.08%	26.05%	$12,604.60	$133.56
7	40.71%	1.08%	30.99%	$13,098.70	$138.80
8	47.75%	1.08%	36.12%	$13,612.17	$144.24
9	55.13%	1.08%	41.46%	$14,145.77	$149.89
10	62.89%	1.08%	47.00%	$14,700.28	$155.77
Total Gain After Fees and Expenses				$4,700.28
Total Annual Fees and Expenses Paid					$1,309.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

35

Notes

36

Notes

37

Notes

38

Columbia Large Cap Enhanced Core Fund

For More Information

You’ll find more information about Columbia Large Cap Enhanced Core Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Large Cap Enhanced Core Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132414-0707

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Large Cap Enhanced Core Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Large Cap Enhanced Core Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Enhanced Core Fund

FUNDimensions™
Columbia Large Cap Enhanced Core Fund
Investment Objective:	Total return before fees and expenses that exceeds the total return of the S&P 500® Index
Investment Style:	Large Cap Blend
Benchmark:	S&P 500® Index(a)
Ticker Symbols:	Class Z: NMIMX
Principal Risks:	Investment strategy risk Market risk Index risk Derivatives risk Frequent trading risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Enhanced Core Funds

Enhanced core funds seek to deliver the sector and risk characteristics of their benchmarks with the benefits of relatively low costs and active investment management.

With enhanced core funds, portfolio managers may take advantage of individual asset selection from a variety of instruments that are expected to generate returns in excess of their benchmarks.

There is no assurance that active management will generate returns in excess of their benchmarks.

   Investment Objective

The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

The Advisor attempts to maintain a portfolio that generally matches the risk characteristics of the S&P 500® Index. The Advisor will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the S&P 500® Index and to reduce the potential of underperforming such index over time.

The Advisor uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a wide variety of factors which may include, among others, value measures (e.g., price-to-cash flows, price-to-earnings, price-to-book value), growth measures (e.g., earnings growth, revenue growth), price momentum and earnings momentum. Investments are selected with the intention of increasing return relative to the S&P 500® Index and/or reducing portfolio volatility relative to the S&P 500® Index.

The Advisor may sell a stock when it believes other stocks in the index or other investments are more attractive, when the stock is removed from the index, or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Large Cap Enhanced Core Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. Because the Fund is designed to track an index before fees and expenses, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold) reference rates (such as LIBOR), or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes, which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

6

Columbia Large Cap Enhanced Core Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 0.41%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1998:	20.98%
Worst:	3rd quarter 2002:	-17.65%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Large Cap Enhanced Core Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	16.81%	6.97%	8.46%
Class Z shares returns after taxes on distributions	14.57%	5.29%	6.85%
Class Z shares returns after taxes on distributions and sale of Fund shares	11.40%	5.06%	6.63%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	8.42%

(a)	The inception date of the Fund’s Class Z shares is July 31, 1996.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

8

Columbia Large Cap Enhanced Core Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund –Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

9

Columbia Large Cap Enhanced Core Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.52%
Other expenses	0.06%
Acquired fund fees and expenses	—
Total annual Fund operating expenses	0.58%
Fee waivers and/or reimbursements(b)	(0.08)%
Total net expenses	0.50%

(a)

The Fund pays investment advisory fees of 0.35% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.35% for assets up to $500 million; 0.30% for assets in excess of $500 million and up to $1 billion; 0.25% for assets in excess of $1 billion and up to $1.5 billion; 0.20% for assets in excess of $1.5 billion and up to $3 billion; 0.18% for assets in excess of $3 billion and up to $6 billion; and 0.16% for assets in excess of $6 billion.

(b)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses to 0.50% until June 30, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

10

Columbia Large Cap Enhanced Core Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$51	$178	$316	$718

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Large Cap Enhanced Core Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website,

www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

12

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.35% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Portfolio Manager

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram J. Kuriyan, PhD

Service with the Fund since January 2000

Investment experience since 1986

Managing Director of the Advisor since 2000.

13

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Large Cap Enhanced Core Fund	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

16

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

17

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

21

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

22

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

23

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial

25

Buying, Selling and Exchanging Shares

intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the

26

Buying, Selling and Exchanging Shares

Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

27

Buying, Selling and Exchanging Shares

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

28

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

29

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Enhanced Core Fund – Class Z Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003		Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$14.18		$13.45		$13.59		$10.00		$14.00		$14.90
Income from Investment Operations
Net Investment Income(c)	0.20		0.20		0.20	(d)	0.15		0.14		0.13
Net Realized and Unrealized Gain (Loss) on Investments	1.23		1.44		0.67		3.59		(3.53)		0.38
Total from Investment Operations	1.43		1.64		0.87		3.74		(3.39)		0.51
Less Distributions Declared to Shareholders
From Net Investment Income	(0.20)		(0.19)		(0.24)		(0.15)		(0.07)		(0.12)
From Net Realized Gains	(0.81)		(0.72)		(0.77)		—		(0.54)		(1.29)
Total Distributions Declared to Shareholders	(1.01)		(0.91)		(1.01)		(0.15)		(0.61)		(1.41)
Net Asset Value, End of Period	$14.60		$14.18		$13.45		$13.59		$10.00		$14.00
Total Return(e)	10.79	(f)	12.66%		6.90%		37.41%		(25.03%)		2.80%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(g)	0.50	%(h)	0.50%		0.50%		0.50	%(i)	0.50%		0.50%
Interest Expense	—		—		—		—	%(j)	—	%(j)	—	%(j)
Net Expenses(g)	0.50	%(h)	0.50%		0.50%		0.50	%(i)	0.50%		0.50%
Waiver/Reimbursement	0.08	%(h)(k)	0.15	%(k)	0.25	%(k)	0.26	%(k)	0.30%		0.25%
Net Investment Income (Loss)	1.52	%(h)	1.49%		1.52%		1.23%		1.26%		0.89%
Portfolio Turnover Rate	230	%(f)	269%		218%		307%		366%		345%
Net Assets, End of Period (000’s)	$610,807		$495,099		$325,008		$246,181		$191,535		$190,130

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	The reimbursement from the Advisor had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

(k)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.22% and 0.23% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Enhanced Core Fund – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.50%	4.50%	$10,450.00	$51.13
2	10.25%	0.58%	9.12%	$10,911.89	$61.95
3	15.76%	0.58%	13.94%	$11,394.20	$64.69
4	21.55%	0.58%	18.98%	$11,897.82	$67.55
5	27.63%	0.58%	24.24%	$12,423.70	$70.53
6	34.01%	0.58%	29.73%	$12,972.83	$73.65
7	40.71%	0.58%	35.46%	$13,546.23	$76.91
8	47.75%	0.58%	41.45%	$14,144.97	$80.30
9	55.13%	0.58%	47.70%	$14,770.18	$83.85
10	62.89%	0.58%	54.23%	$15,423.02	$87.56
Total Gain After Fees and Expenses				$5,423.02
Total Annual Fees and Expenses Paid					$718.12

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Columbia Large Cap Enhanced Core Fund

For More Information

You’ll find more information about Columbia Large Cap Enhanced Core Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Large Cap Enhanced Core Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132315-0707

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Convertible Securities Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Convertible Securities Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds).

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Convertible Securities Fund

FUNDimensions™
Columbia Convertible Securities Fund
Investment Objective:	Total return, consisting of capital appreciation and current income
Investment Style:	Convertibles
Benchmark:	Merrill Lynch All Convertibles All Qualities Index
Ticker Symbols:	Class A: PACIX Class B: NCVBX Class C: PHIKX
Principal Risks:	Investment strategy risk Market risk Convertible securities risk Low and below investment grade securities risk Interest rate risk Credit risk Foreign securities risk Short sales risk

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

   Investment Objective

The Fund seeks total return, consisting of capital appreciation and current income.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in convertible securities. The Fund may invest up to 15% of total assets in Eurodollar convertible securities and up to 20% of total assets in foreign securities. Convertible securities tend to have credit ratings that are below investment grade or are unrated. The Fund also may invest in other equity securities.

The Advisor looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets.

The Advisor considers a number of factors in identifying investment opportunities and constructing the Fund’s portfolio, including, among others:

■	overall economic and market conditions.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

■	the characteristics of the security, including its conversion feature.

The Advisor tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The Advisor also may convert securities to common shares when it believes it’s appropriate to do so.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Convertible Securities Fund

FUNDamentals™

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

■  have higher income potential than the underlying common stock,

■  are affected less by changes in the stock market than the underlying common stock, and

■  have the potential to change in value if the value of the underlying common stock changes.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

■

Low and Below Investment Grade Securities Risk – The Fund invests in debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is

6

Columbia Convertible Securities Fund

more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Foreign Securities Risk –- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Short Sales Risk – A short sale generally involves the sale by the Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Fund of a security it does own. In order to short sell a common stock, the Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Fund. Therefore, the Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur.

7

Columbia Convertible Securities Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 2.69%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	17.39%
Worst:	3rd quarter 2002:	-10.59%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance,
including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based
on differences in sales charges and expenses.

8

Columbia Convertible Securities Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Merrill Lynch All Convertibles All Qualities Index, an unmanaged index that measures the performance of all U.S. dollar-denominated convertible securities of issuers not currently in bankruptcy. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class A shares returns before taxes	3.43%	6.14%	8.91%
Class A shares returns after taxes on distributions	0.33%	4.48%	5.92%
Class A shares returns after taxes on distributions and sale of Fund shares	3.80%	4.54%	6.02%
Class B shares returns before taxes	4.13%	6.28%	8.88%
Class C shares returns before taxes	7.91%	6.58%	8.83%
Merrill Lynch All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)	12.83%	7.75%	8.54%

(a)

The inception dates of the Fund’s Class A, Class B and Class C shares are September 25, 1987, July 15, 1998 and October 21, 1996, respectively. Class B shares have no performance prior to their inception date. The performance shown for Class B shares prior to their inception date is that of Class A shares. If Class B shares fees and expenses were included, performance would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Convertible Securities Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Convertible Securities Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	0.78%	0.78%	0.78%
Distribution and service fees	0.25%	1.00%	1.00%
Other expenses(e)(f)	0.17%	0.17%	0.17%
Acquired fund fees and expenses	—	—	—
Total annual Fund operating expenses	1.20%	1.95%	1.95%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays investment advisory fees of 0.61% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.65% for assets up to $500 million; 0.60% for assets in excess of $500 million and up to $1 billion; 0.55% for assets in excess of $1 billion and up to $1.5 billion; 0.50% for assets in excess of $1.5 billion.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.16% for all share classes, and total annual Fund operating expenses would be 1.19%, 1.94% and 1.94% for Class A, Class B and Class C shares, respectively. Columbia Funds, at its discretion, may revise or discontinue this arrangement at any time.

11

Columbia Convertible Securities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$690	$934	$1,197	$1,946
Class B Shares
Assuming no redemption	$198	$612	$1,052	$2,080
Assuming complete redemption of shares at the end of the period	$698	$912	$1,252	$2,080
Class C Shares
Assuming no redemption	$198	$612	$1,052	$2,275
Assuming complete redemption of shares at the end of the period	$298	$612	$1,052	$2,275

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Convertible Securities Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.61% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Managers

The Advisor’s Income Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Income Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Richard Dahlberg, CFA

Service with the Fund since May 2004

Investment experience since 1960

Managing Director of the Advisor since 2003; Grantham, Mayo & Van Otterloo – Portfolio Manager (2001-2002); Pioneer Investment Management – Head of Value Strategies (1998-2001).

Yanfang (Emma) Yan

Service with the Fund since July 2001

Investment experience since 1994

Director of the Advisor since 2001 (Income Strategies Team Lead Portfolio Manager since March 2006); Putnam Investments – Vice President (1998-2001).

Yan Jin

Service with the Fund since March 2006

Investment experience since 1998

Vice President of the Advisor since 2002; Lincoln Investment Management, Inc. – Assistant Vice President and Risk Analyst (1998-2002).

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Convertible Securities Fund	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

17

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares(a)	Class B Shares(a)	Class C Shares(a)
Eligible Investors and Minimum Initial Investments(b)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(c)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(d)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(d)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)

With limited exceptions, the Fund will no longer accept new investors at the time that the Fund’s total assets under management reach $2 billion. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Fund Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(c)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

(d)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

21

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and

Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

28

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

29

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

30

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Fund Closing

With limited exceptions, the Fund will no longer accept new investors at the time that the Fund’s total assets under management reach $2 billion. Following the closing date, any investors that maintain an investment in the Fund will continue to be able to purchase additional shares of the Fund; however, in the event that an order to purchase shares is received after the closing date from a potential investor that does not already hold shares of the Fund, the order will be refused and any money that the Fund has received will be returned to the investor or their selling agent, as appropriate. Retirement plans and certain investment funds managed by the Advisor that currently offer or employ the Fund as an investment option will continue to be able to purchase or offer shares of the Fund after the closing date.

Buying Shares

Eligible Investors

Subject to the Fund closing described above, Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non- omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

32

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

33

Buying, Selling and Exchanging Shares

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia

Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Convertible Securities Fund – Class A Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$17.59		$17.35		$17.33		$13.77		$16.02	$16.04
Income from Investment Operations
Net Investment Income(c)	0.35		0.41		0.43		0.47		0.47	0.59
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.91		1.32		0.24		3.53		(2.25)	(0.04)
Total from Investment Operations	1.26		1.73		0.67		4.00		(1.78)	0.55
Less Distributions Declared to Shareholders
From Net Investment Income	(0.43)		(0.42)		(0.50)		(0.44)		(0.47)	(0.52)
From Net Realized Gains	(1.80)		(1.07)		(0.15)		—		—	(0.05)
Total Distributions Declared to Shareholders	(2.23)		(1.49)		(0.65)		(0.44)		(0.47)	(0.57)
Net Asset Value, End of Period	$16.62		$17.59		$17.35		$17.33		$13.77	$16.02
Total Return(d)	7.96	%(e)(f)	10.54	%(e)	3.87	%(e)	29.32	%(e)	(11.18)%	3.48%
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(g)	1.16	%(h)	1.09%		1.16%		1.19	%(i)	1.22%	1.25%
Interest Expense(j)	—	%(h)	—%		—%		—%		—%	—%
Total Net Expenses(g)	1.16	%(h)	1.09%		1.16%		1.19	%(i)	1.22%	1.25%
Net Investment Income (Loss)	2.25	%(h)	2.39%		2.50%		2.94%		3.34%	3.53%
Waiver/Reimbursement	0.01	%(h)	0.06	%(k)	0.03	%(k)	0.03	%(k)	—%	—%
Portfolio Turnover Rate	44	%(f)	40%		37%		91%		57%	50%
Net Assets, End of Period (000’s)	$328,023		$352,010		$373,390		$398,485		$292,622	$321,858

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	The reimbursement from the Advisor had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

(k)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and 0.01% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

37

Financial Highlights

Columbia Convertible Securities Fund – Class B Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$17.38		$17.16		$17.15		$13.64		$15.88	$15.92
Income from Investment Operations
Net Investment Income(c)	0.23		0.28		0.30		0.35		0.36	0.45
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.90		1.30		0.23		3.48		(2.24)	(0.03)
Total from Investment Operations	1.13		1.58		0.53		3.83		(1.88)	0.42
Less Distributions Declared to Shareholders
From Net Investment Income	(0.34)		(0.29)		(0.37)		(0.32)		(0.36)	(0.41)
From Net Realized Gains	(1.80)		(1.07)		(0.15)		—		—	(0.05)
Total Distributions Declared to Shareholders	(2.14)		(1.36)		(0.52)		(0.32)		(0.36)	(0.46)
Net Asset Value, End of Period	$16.37		$17.38		$17.16		$17.15		$13.64	$15.88
Total Return(d)	7.19	%(e)(f)	9.72	%(e)	3.08	%(e)	28.30	%(e)	(11.83)%	2.68%
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(g)	1.91	%(h)	1.84%		1.91%		1.94	%(i)	1.97%	2.00%
Interest Expense(j)	—	%(h)	—%		—%		—%		—%	—%
Total Net Expenses(g)	1.91	%(h)	1.84%		1.91%		1.94	%(i)	1.97%	2.00%
Net Investment Income (Loss)	1.50	%(h)	1.64%		1.75%		2.19%		2.59%	2.78%
Waiver/Reimbursement	0.01	%(h)	0.06	%(k)	0.03	%(k)	0.03	%(k)	—%	—%
Portfolio Turnover Rate	44	%(f)	40%		37%		91%		57%	50%
Net Assets, End of Period (000’s)	$99,360		$116,566		$143,194		$154,322		$111,468	$90,408

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	The reimbursement from the Advisor had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

(k)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and 0.01% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

38

Financial Highlights

Columbia Convertible Securities Fund – Class C Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$17.57		$17.34		$17.31		$13.77		$16.04	$16.08
Income from Investment Operations
Net Investment Income(c)	0.23		0.28		0.30		0.35		0.36	0.45
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.92		1.31		0.25		3.52		(2.26)	(0.03)
Total from Investment Operations	1.15		1.59		0.55		3.87		(1.90)	0.42
Less Distributions Declared to Shareholders
From Net Investment Income	(0.34)		(0.29)		(0.37)		(0.33)		(0.37)	(0.41)
From Net Realized Gains	(1.80)		(1.07)		(0.15)		—		—	(0.05)
Total Distributions Declared to Shareholders	(2.14)		(1.36)		(0.52)		(0.33)		(0.37)	(0.46)
Net Asset Value, End of Period	$16.58		$17.57		$17.34		$17.31		$13.77	$16.04
Total Return(d)	7.23	%(e)(f)	9.68	%(e)	3.16	%(e)	28.31	%(e)	(11.89)%	2.66%
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(g)	1.91	%(h)	1.84%		1.91%		1.94	%(i)	1.97%	2.00%
Interest Expense(j)	—	%(h)	—%		—%		—%		—%	—%
Total Net Expenses(g)	1.91	%(h)	1.84%		1.91%		1.94	%(i)	1.97%	2.00%
Net Investment Income (Loss)	1.50	%(h)	1.64%		1.75%		2.19%		2.59%	2.78%
Waiver/Reimbursement	0.01	%(h)	0.06	%(k)	0.03	%(k)	0.03	%(k)	—%	—%
Portfolio Turnover Rate	44	%(f)	40%		37%		91%		57%	50%
Net Assets, End of Period (000’s)	$52,794		$57,193		$66,844		$71,205		$30,293	$20,370

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	The reimbursement from the Advisor had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

(k)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and 0.01% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Convertible Securities Fund – Class A Shares

Maximum Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.20%	-2.17%	(b)	$9,783.15	$690.25
2	10.25%	1.20%	1.55%		$10,154.91	$119.63
3	15.76%	1.20%	5.41%		$10,540.80	$124.17
4	21.55%	1.20%	9.41%		$10,941.35	$128.89
5	27.63%	1.20%	13.57%		$11,357.12	$133.79
6	34.01%	1.20%	17.89%		$11,788.69	$138.87
7	40.71%	1.20%	22.37%		$12,236.66	$144.15
8	47.75%	1.20%	27.02%		$12,701.65	$149.63
9	55.13%	1.20%	31.84%		$13,184.31	$155.32
10	62.89%	1.20%	36.85%		$13,685.32	$161.22
Total Gain After Fees and Expenses					$3,685.32
Total Annual Fees and Expenses Paid						$1,945.92

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

40

Hypothetical Fees and Expenses

Columbia Convertible Securities Fund – Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.95%	3.05%	$10,305.00	$197.97
2	10.25%	1.95%	6.19%	$10,619.30	$204.01
3	15.76%	1.95%	9.43%	$10,943.19	$210.23
4	21.55%	1.95%	12.77%	$11,276.96	$216.65
5	27.63%	1.95%	16.21%	$11,620.91	$223.25
6	34.01%	1.95%	19.75%	$11,975.34	$230.06
7	40.71%	1.95%	23.41%	$12,340.59	$237.08
8	47.75%	1.95%	27.17%	$12,716.98	$244.31
9	55.13%	1.20%	32.00%	$13,200.22	$155.50
10	62.89%	1.20%	37.02%	$13,701.83	$161.41
Total Gain After Fees and Expenses				$3,701.83
Total Annual Fees and Expenses Paid					$2,080.47

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Convertible Securities Fund – Class C Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.95%	3.05%	$10,305.00	$197.97
2	10.25%	1.95%	6.19%	$10,619.30	$204.01
3	15.76%	1.95%	9.43%	$10,943.19	$210.23
4	21.55%	1.95%	12.77%	$11,276.96	$216.65
5	27.63%	1.95%	16.21%	$11,620.91	$223.25
6	34.01%	1.95%	19.75%	$11,975.34	$230.06
7	40.71%	1.95%	23.41%	$12,340.59	$237.08
8	47.75%	1.95%	27.17%	$12,716.98	$244.31
9	55.13%	1.95%	31.05%	$13,104.85	$251.76
10	62.89%	1.95%	35.05%	$13,504.55	$259.44
Total Gain After Fees and Expenses				$3,504.55
Total Annual Fees and Expenses Paid					$2,274.76

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Notes

42

Columbia Convertible Securities Fund

For More Information

You’ll find more information about Columbia Convertible Securities Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Convertible Securities Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132401-0707

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007
Columbia Convertible Securities Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Convertible Securities Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Convertible Securities Fund

FUNDimensions™
Columbia Convertible Securities Fund
Investment Objective:	Total return, consisting of capital appreciation and current income
Investment Style:	Blended
Benchmark:	Merrill Lynch All Convertibles All Qualities Index
Ticker Symbols:	Class Z: NCIAX
Principal Risks:	Investment strategy risk Market risk Convertible securities risk Low and below investment grade securities risk Interest rate risk Credit risk Foreign securities risk Short sales risk

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

   Investment Objective

The Fund seeks total return, consisting of capital appreciation and current income.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in convertible securities. The Fund may invest up to 15% of total assets in Eurodollar convertible securities and up to 20% of total assets in foreign securities. Convertible securities tend to have credit ratings that are below investment grade or are unrated. The Fund also may invest in other equity securities.

The Advisor looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets.

The Advisor considers a number of factors in identifying investment opportunities and constructing the Fund’s portfolio, including, among others:

■	overall economic and market conditions.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

■	the characteristics of the security, including its conversion feature.

The Advisor tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The Advisor also may convert securities to common shares when it believes it’s appropriate to do so.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Convertible Securities Fund

FUNDamentals™

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

■  have higher income potential than the underlying common stock,

■  are affected less by changes in the stock market than the underlying common stock, and

■  have the potential to change in value if the value of the underlying common stock changes.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

■

Low and Below Investment Grade Securities Risk – The Fund invests in debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium - a high interest rate or yield - because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s

6

Columbia Convertible Securities Fund

and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Short Sales Risk – A short sale generally involves the sale by the Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Fund of a security it does own. In order to short sell a common stock, the Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Fund. Therefore, the Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

7

Columbia Convertible Securities Fund

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2000:	13.55%
Worst:	3rd quarter 2002:	-10.52%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 2.75%

Columbia Convertible Securities Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Merrill Lynch All Convertibles All Qualities Index, an unmanaged index that measures the performance of all U.S. dollar-denominated convertible securities of issuers not currently in bankruptcy. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	10.00%	7.65%	9.87%
Class Z shares returns after taxes on distributions	6.62%	5.88%	6.78%
Class Z shares returns after taxes on distributions and sale of Fund shares	8.17%	5.80%	6.83%
Merrill Lynch All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)	12.83%	7.75%	8.54%

(a)

The inception date of the Fund’s Class Z shares is May 21, 1999. Class Z shares have no performance prior to their inception date. The performance shown for Class Z shares prior to their inception date is that of the Fund’s Class A shares, which reflect distribution and service fees of 0.25%, which do not apply to Class Z shares.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Convertible Securities Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Convertible Securities Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.78%
Other expenses(b)(c)	0.17%
Acquired fund fees and expenses	—
Total annual Fund operating expenses	0.95%

(a)

The Fund pays investment advisory fees of 0.61% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.65% for assets up to $500 million; 0.60% for assets in excess of $500 million and up to $1 billion; 0.55% for assets in excess of $1 billion and up to $1.5 billion; and 0.50% for assets in excess of $1.5 billion.

(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.16% and total annual Fund operating expenses would be 0.94% for Class Z shares. Columbia Funds, at its discretion, may revise or discontinue this arrangement at any time.

11

Columbia Convertible Securities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$97	$303	$525	$1,166

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Convertible Securities Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.61% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Managers

The Advisor’s Income Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Income Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Richard Dahlberg, CFA

Service with the Fund since May 2004

Investment experience since 1960

Managing Director of the Advisor since 2003; Grantham, Mayo & Van Otterloo – Portfolio Manager (2001-2002); Pioneer Investment Management – Head of Value Strategies (1998-2001).

Yanfang (Emma) Yan

Service with the Fund since July 2001

Investment experience since 1994

Director of the Advisor since 2001 (Income Strategies Team Lead Portfolio Manager since March 2006); Putnam Investments – Vice President (1998-2001).

Yan Jin

Service with the Fund since March 2006

Investment experience since 1998

Vice President of the Advisor since 2002; Lincoln Investment Management, Inc. – Assistant Vice President and Risk Analyst (1998-2002).

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Convertible Securities Fund	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

17

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments(a)	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

With limited exceptions, the Fund will no longer accept new investors at the time that the Fund’s total assets under management reach $2 billion. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Fund Closing for more details.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading

22

Buying, Selling and Exchanging Shares

restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction

23

Buying, Selling and Exchanging Shares

plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

24

Buying, Selling and Exchanging Shares

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Fund Closing

With limited exceptions, the Fund will no longer accept new investors at the time that the Fund’s total assets under management reach $2 billion. Following the closing date, any investors that maintain an investment in the Fund will continue to be able to purchase additional shares of the Fund; however, in the event that an order to purchase shares is received after the closing date from a potential investor that does not already hold shares of the Fund, the order will be refused and any money that the Fund has received will be returned to the investor or their selling agent, as appropriate. Retirement plans and certain investment funds managed by the Advisor that currently offer or employ the Fund as an investment option will continue to be able to purchase or offer shares of the Fund after the closing date.

Buying Shares

Subject to the Fund Closing described above, once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class

26

Buying, Selling and Exchanging Shares

redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at

27

Buying, Selling and Exchanging Shares

800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

28

Buying, Selling and Exchanging Shares

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Convertible Securities Fund – Class Z Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$17.59		$17.35		$17.32		$13.77		$16.03	$16.05
Income from Investment Operations
Net Investment Income(c)	0.39		0.46		0.48		0.51		0.51	0.59
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.91		1.31		0.24		3.52		(2.27)	—
Total from Investment Operations	1.30		1.77		0.72		4.03		(1.76)	0.59
Less Distributions Declared to Shareholders
From Net Investment Income	(0.47)		(0.46)		(0.54)		(0.48)		(0.50)	(0.56)
From Net Realized Gains	(1.80)		(1.07)		(0.15)		—		—	(0.05)
Total Distributions Declared to Shareholders	(2.27)		(1.53)		(0.69)		(0.48)		(0.50)	(0.61)
Net Asset Value, End of Period	$16.62		$17.59		$17.35		$17.32		$13.77	$16.03
Total Return(d)	8.16	%(e)(f)	10.81	%(e)	4.18	%(e)	29.54	%(e)	(11.01%)	3.74%
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(g)	0.91	%(h)	0.84%		0.91%		0.94	%(i)	0.97%	1.00%
Interest Expense(j)	—	%(h)	—%		—%		—%		—%	—%
Total Net Expenses(g)	0.91	%(h)	0.84%		0.91%		0.94	%(i)	0.97%	1.00%
Net Investment Income (Loss)	2.50	%(h)	2.64%		2.75%		3.19%		3.59%	3.78%
Waiver/Reimbursement	0.01	%(h)	0.06	%(k)	0.03	%(k)	0.03	%(k)	—	—
Portfolio Turnover Rate	44	%(f)	40%		37%		91%		57%	50%
Net Assets, End of Period (000’s)	$611,157		$775,758		$924,893		$962,284		$523,271	$236,202

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor Z shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	The reimbursement from the Advisor had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

(k)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and 0.01% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Convertible Securities Fund – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.95%	4.05%	$10,405.00	$96.92
2	10.25%	0.95%	8.26%	$10,826.40	$100.85
3	15.76%	0.95%	12.65%	$11,264.87	$104.93
4	21.55%	0.95%	17.21%	$11,721.10	$109.18
5	27.63%	0.95%	21.96%	$12,195.80	$113.61
6	34.01%	0.95%	26.90%	$12,689.73	$118.21
7	40.71%	0.95%	32.04%	$13,203.67	$122.99
8	47.75%	0.95%	37.38%	$13,738.42	$127.97
9	55.13%	0.95%	42.95%	$14,294.82	$133.16
10	62.89%	0.95%	48.74%	$14,873.76	$138.55
Total Gain After Fees and Expenses				$4,873.76
Total Annual Fees and Expenses Paid					$1,166.37

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Notes

34

Columbia Convertible Securities Fund

For More Information

You’ll find more information about Columbia Convertible Securities Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Convertible Securities Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132402-0707

Columbia Funds Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Marsico 21st Century Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Marsico 21st Century Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico 21st Century Fund

FUNDimensions™
Columbia Marsico 21st Century Fund
Investment Objective:	Long-term growth of capital
Investment Style:	Large Cap Growth
Benchmark:	Russell 3000® Index
Ticker Symbols:	Class A: NMTAX Class B: NMTBX Class C: NMYCX Class R: CMTRX
Principal Risks:	Investment strategy risk Market risk Growth securities risk Smaller company securities risk Foreign securities risk Emerging market securities risk Derivatives risk Frequent trading risk

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when one of their investments performs well, or relatively lower returns when an investment performs poorly.

   Investment Objective

The Fund seeks long-term growth of capital.

   Principal Investment Strategies

The Fund is an aggressive growth fund that invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Advisor is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities, including in emerging markets securities. The Fund also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are believed to offer long-term growth potential. However, the Fund’s portfolio also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Fund on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

5

Columbia Marsico 21st Century Fund

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing - or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

6

Columbia Marsico 21st Century Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher

7

Columbia Marsico 21st Century Fund

risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR), or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes, which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

8

Columbia Marsico 21st Century Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 1.27%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	22.13%
Worst:	3rd quarter 2001:	-18.96%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Marsico 21st Century Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell 3000® Index, an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class A shares returns before taxes	11.69%	14.55%	4.77%
Class A shares returns after taxes on distributions	11.31%	14.46%	4.71%
Class A shares returns after taxes on distributions and sale of Fund shares	8.03%	12.78%	4.12%
Class B shares returns before taxes	12.59%	14.80%	4.90%
Class C shares returns before taxes	16.59%	15.03%	4.90%
Class R shares returns before taxes	18.21%	15.84%	5.65%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	15.72%	7.17%	1.62%

(a)

The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are April 10, 2000, April 10, 2000, April 10, 2000 and January 23, 2006, respectively. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Marsico 21st Century Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Marsico 21st Century Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(d)	0.89%	0.89%	0.89%	0.89%
Distribution and service fees	0.25%	1.00%	1.00%	0.50%
Other expenses(e)(f)	0.15%	0.15%	0.15%	0.15%
Acquired fund fees and expenses(g)	—	—	—	—
Total annual Fund operating expenses	1.29%	2.04%	2.04%	1.54%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays investment advisory fees of 0.67% and an administration fee of 0.22%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.70% for assets in excess of $500 million and up to $1 billion; 0.65% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.58% for assets in excess of $3 billion and up to $6 billion; and 0.56% for assets in excess of $6 billion.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.13% for all share classes, and total annual Fund operating expenses would be 1.27%, 2.02%, 2.02% and 1.52% for Class A, Class B, Class C and Class R shares, respectively. Columbia Funds, at its discretion, may revise or discontinue this arrangement at any time.

(g)	Amount is less than 0.01% and is included in other expenses.

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Columbia Marsico 21st Century Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$699	$960	$1,242	$2,042
Class B Shares
Assuming no redemption	$207	$640	$1,098	$2,176
Assuming complete redemption of shares at the end of the period	$707	$940	$1,298	$2,176
Class C Shares
Assuming no redemption	$207	$640	$1,098	$2,369
Assuming complete redemption of shares at the end of the period	$307	$640	$1,098	$2,369
Class R Shares	$157	$486	$839	$1,834

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Marsico 21st Century Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.67% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Marsico Capital Management, LLC

Marsico is the Fund’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of March 31, 2007, had approximately $87.9 billion in assets under management.

15

Management of the Fund

Marsico Portfolio Managers

Corydon J. Gilchrist, CFA, is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Corydon J. Gilchrist, CFA

Service with the Fund since February 2003

Investment experience since 1996

Prior to joining Marsico in May of 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at Invista Capital Management, where he served on a committee that managed several international equity funds. He holds BBA and MBA degrees from the University of Iowa, and is a CFA® charter holder.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico 21st Century Fund	0.22%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

18

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000	none
Conversion Features	none	convert to Class A shares eight years after purchase	none	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

22

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50%	(b)	—	(b)	0.50%	(b)

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

(b)	The Fund’s Class R shares pay a distribution fee pursuant to the Fund’s distribution plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer;

(2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

29

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

30

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect

31

Buying, Selling and Exchanging Shares

excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering

33

Buying, Selling and Exchanging Shares

price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

34

Buying, Selling and Exchanging Shares

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia

Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico 21st Century Fund – Class A Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003		Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$13.58		$10.61		$9.70		$6.19		$7.06		$6.97
Income from Investment Operations
Net Investment Income (Loss)(c)	0.11	(d)	(0.03)		(0.05)		(0.05)		(0.07)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.89		3.00		0.96		3.56		(0.80)		0.16
Total from Investment Operations	1.00		2.97		0.91		3.51		(0.87)		0.09
Less Distributions Declared to Shareholders
From Net Investment Income	(0.10)		—	(e)	—		—		—		—
From Net Realized Gains	(0.20)		—		—		—		—		—
Total Distributions Declared to Shareholders	(0.30)		—	(e)	—		—		—		—
Net Asset Value, End of Period	$14.28		$13.58		$10.61		$9.70		$6.19		$7.06
Total Return(f)	7.59	%(g)(h)	28.04	%(h)	9.38%		56.70%		(12.32	%)(h)	1.29%
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(i)	1.26	%(j)	1.31%		1.40%		1.49%		1.70%		1.62%
Interest Expense	—		—		—	%(k)	—	%(k)	—	%(k)	—
Total Net Expenses(i)	1.26	%(j)	1.31%		1.40%		1.49%		1.70%		1.62%
Net Investment Income (Loss)	0.84	%(j)	(0.22%)		(0.50%)		(0.59%)		(1.06%)		(0.97%)
Waiver/Reimbursement	0.02	%(j)	0.01%		—		—		0.01%		—
Portfolio Turnover Rate	86	%(g)	141%		130%		204%		308%		419%
Net Assets, End of Period (000’s)	$2,474,268		$675,287		$187,094		$48,630		$10,853		$14,741

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(g)	Not annualized.

(h)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)

The benefits derived from custody credits had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia Marsico 21st Century Fund – Class B Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003		Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$12.99		$10.22		$9.42		$6.05		$6.96		$6.92
Income from Investment Operations
Net Investment Income (Loss)(c)	—	(d)(e)	(0.11)		(0.12)		(0.13)		(0.12)		(0.12)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.88		2.88		0.92		3.50		(0.79)		0.16
Total from Investment Operations	0.88		2.77		0.80		3.37		(0.91)		0.04
Less Distributions Declared to Shareholders
From Net Investment Income	(0.02)		—		—		—		—		—
From Net Realized Gains	(0.12)		—		—		—		—		—
Total Distributions Declared to Shareholders	(0.14)		—		—		—		—		—
Net Asset Value, End of Period	$13.73		$12.99		$10.22		$9.42		$6.05		$6.96
Total Return(f)	6.88	%(g)(h)	27.10	%(g)	8.49%		55.70%		(13.07	%)(g)	0.58%
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(i)	2.01	%(j)	2.06%		2.15%		2.24%		2.45%		2.37%
Interest Expense	—		—		—	%(k)	—	%(k)	—	%(k)	—
Total Net Expenses(i)	2.01	%(j)	2.06%		2.15%		2.24%		2.45%		2.37%
Net Investment Income (Loss)	(0.02	%)(j)	(0.96%)		(1.25%)		(1.34%)		(1.81%)		(1.72%)
Waiver/Reimbursement	0.02	%(j)	0.01%		—		—		0.01%		—
Portfolio Turnover Rate	86	%(h)	141%		130%		204%		308%		419%
Net Assets, End of Period (000’s)	$167,144		$97,006		$60,495		$48,277		$29,562		$43,187

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(g)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)

The benefits derived from custody credits had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

39

Financial Highlights

Columbia Marsico 21st Century Fund – Class C Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003		Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$12.99		$10.22		$9.42		$6.05		$6.96		$6.92
Income from Investment Operations
Net Investment Income (Loss)(c)	0.01	(d)	(0.11)		(0.12)		(0.13)		(0.12)		(0.12)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.87		2.88		0.92		3.50		(0.79)		0.16
Total from Investment Operations	0.88		2.77		0.80		3.37		(0.91)		0.04
Less Distributions Declared to Shareholders
From Net Investment Income	(0.02)		—		—		—		—		—
From Net Realized Gains	(0.12)		—		—		—		—		—
Total Distributions Declared to Shareholders	(0.14)		—		—		—		—		—
Net Asset Value, End of Period	$13.73		$12.99		$10.22		$9.42		$6.05		$6.96
Total Return(e)	6.88	%(f)(g)	27.10	%(f)	8.49%		55.70%		(13.07	%)(f)	0.58%
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(h)	2.01	%(i)	2.06%		2.15%		2.24%		2.45%		2.37%
Interest Expense	—		—		—	%(j)	—	%(j)	—	%(j)	—
Total Net Expenses(h)	2.01	%(i)	2.06%		2.15%		2.24%		2.45%		2.37%
Net Investment Income (Loss)	0.11	%(i)	(0.96%)		(1.25%)		(1.34%)		(1.81%)		(1.72%)
Waiver/Reimbursement	0.02	%(i)	0.01%		—		—		0.01%		—
Portfolio Turnover Rate	86	%(g)	141%		130%		204%		308%		419%
Net Assets, End of Period (000’s)	$651,596		$157,286		$38,460		$14,700		$3,517		$4,660

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)

The benefits derived from custody credits had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

40

Financial Highlights

Columbia Marsico 21st Century Fund – Class R Shares

	Period Ended February 28, 2007(a)	Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$13.58	$12.53
Income from Investment Operations
Net Investment Income (Loss)(c)	0.16 (d)	(0.02)
Net Realized and Unrealized Gain on Investments and Foreign Currency	0.81	1.07
Total from Investment Operations	0.97	1.05
Less Distributions:
From Net Investment Income	(0.06)	—
From Net Realized Gains	(0.17)	— (e)
Total Distributions Declared to Shareholders	(0.23)	— (e)
Net Asset Value, End of Period	$14.32	$13.58
Total Return(f)(g)(h)	7.38%	8.38%
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(i)(j)	1.51%	1.63%
Net Investment Income (Loss)(i)(j)	1.25%	(0.91%)
Waiver/Reimbursement(j)	0.02%	0.03%
Portfolio Turnover Rate(h)	86%	141%
Net Assets, End of Period (000’s)	$4,394	$11

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class R shares commenced operations on January 23, 2006.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)	Amount represents less than $0.01 per share.

(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(g)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of 0.07% and 0.08% for the periods ended February 28, 2007 and March 31, 2006, respectively.

(j)	Annualized.

41

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico 21st Century Fund – Class A Shares

Maximum Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.29%	-2.25%	(b)	$9,774.67	$698.84
2	10.25%	1.29%	1.37%		$10,137.31	$128.43
3	15.76%	1.29%	5.13%		$10,513.40	$133.20
4	21.55%	1.29%	9.03%		$10,903.45	$138.14
5	27.63%	1.29%	13.08%		$11,307.97	$143.26
6	34.01%	1.29%	17.27%		$11,727.49	$148.58
7	40.71%	1.29%	21.63%		$12,162.58	$154.09
8	47.75%	1.29%	26.14%		$12,613.81	$159.81
9	55.13%	1.29%	30.82%		$13,081.79	$165.74
10	62.89%	1.29%	35.67%		$13,567.12	$171.89
Total Gain After Fees and Expenses					$3,567.12
Total Annual Fees and Expenses Paid						$2,041.98

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

42

Hypothetical Fees and Expenses

Columbia Marsico 21st Century Fund – Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.04%	2.96%	$10,296.00	$207.02
2	10.25%	2.04%	6.01%	$10,600.76	$213.15
3	15.76%	2.04%	9.15%	$10,914.54	$219.46
4	21.55%	2.04%	12.38%	$11,237.61	$225.95
5	27.63%	2.04%	15.70%	$11,570.25	$232.64
6	34.01%	2.04%	19.13%	$11,912.73	$239.53
7	40.71%	2.04%	22.65%	$12,265.34	$246.62
8	47.75%	2.04%	26.28%	$12,628.40	$253.92
9	55.13%	1.29%	30.97%	$13,096.91	$165.93
10	62.89%	1.29%	35.83%	$13,582.81	$172.08
Total Gain After Fees and Expenses				$3,582.81
Total Annual Fees and Expenses Paid					$2,176.30

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Marsico 21st Century Fund – Class C Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.04%	2.96%	$10,296.00	$207.02
2	10.25%	2.04%	6.01%	$10,600.76	$213.15
3	15.76%	2.04%	9.15%	$10,914.54	$219.46
4	21.55%	2.04%	12.38%	$11,237.61	$225.95
5	27.63%	2.04%	15.70%	$11,570.25	$232.64
6	34.01%	2.04%	19.13%	$11,912.73	$239.53
7	40.71%	2.04%	22.65%	$12,265.34	$246.62
8	47.75%	2.04%	26.28%	$12,628.40	$253.92
9	55.13%	2.04%	30.02%	$13,002.20	$261.43
10	62.89%	2.04%	33.87%	$13,387.06	$269.17
Total Gain After Fees and Expenses				$3,387.06
Total Annual Fees and Expenses Paid					$2,368.89

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Hypothetical Fees and Expenses

Columbia Marsico 21st Century Fund – Class R Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.54%	3.46%	$10,346.00	$156.66
2	10.25%	1.54%	7.04%	$10,703.97	$162.08
3	15.76%	1.54%	10.74%	$11,074.33	$167.69
4	21.55%	1.54%	14.58%	$11,457.50	$173.50
5	27.63%	1.54%	18.54%	$11,853.93	$179.50
6	34.01%	1.54%	22.64%	$12,264.08	$185.71
7	40.71%	1.54%	26.88%	$12,688.41	$192.13
8	47.75%	1.54%	31.27%	$13,127.43	$198.78
9	55.13%	1.54%	35.82%	$13,581.64	$205.66
10	62.89%	1.54%	40.52%	$14,051.57	$212.78
Total Gain After Fees and Expenses				$4,051.57
Total Annual Fees and Expenses Paid					$1,834.49

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

44

Notes

45

Notes

46

Columbia Marsico 21st Century Fund

For More Information

You’ll find more information about Columbia Marsico 21st Century Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Marsico 21st Century Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132403-0707

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Marsico 21st Century Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Marsico 21st Century Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico 21st Century Fund

FUNDimensions™
Columbia Marsico 21st Century Fund
Investment Objective:	Long-term growth of capital
Investment Style:	Large Cap Growth
Benchmark:	Russell 3000® Index
Ticker Symbols:	Class Z: NMYAX
Principal Risks:	Investment strategy risk Market risk Growth securities risk Smaller company securities risk Foreign securities risk Emerging market securities risk Derivatives risk Frequent trading risk

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when one of their investments performs well, or relatively lower returns when an investment performs poorly.

   Investment Objective

The Fund seeks long-term growth of capital.

   Principal Investment Strategies

The Fund is an aggressive growth fund that invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Advisor is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities, including in emerging markets securities. The Fund also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are believed to offer long-term growth potential. However, the Fund’s portfolio also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Fund on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

5

Columbia Marsico 21st Century Fund

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

6

Columbia Marsico 21st Century Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging

7

Columbia Marsico 21st Century Fund

market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR), or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes, which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

8

Columbia Marsico 21st Century Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 1.32%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	22.28%
Worst:	3rd quarter 2001:	-18.91%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Marsico 21st Century Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell 3000® Index, an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class Z shares returns before taxes	18.86%	16.20%	5.96%
Class Z shares returns after taxes on distributions	18.39%	16.08%	5.89%
Class Z shares returns after taxes on distributions and sale of Fund shares	12.80%	14.26%	5.16%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	15.72%	7.17%	1.62%

(a)	The inception date of the Fund’s Class Z shares is April 10, 2000.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Marsico 21st Century Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Marsico 21st Century Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.89%
Other expenses(b)(c)	0.15%
Acquired fund fees and expenses(d)	—
Total annual Fund operating expenses	1.04%

(a)

The Fund pays investment advisory fees of 0.67% and an administration fee of 0.22%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.70% for assets in excess of $500 million and up to $1 billion; 0.65% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.58% for assets in excess of $3 billion and up to $6 billion; and 0.56% for assets in excess of $6 billion.

(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.13% and total annual Fund operating expenses would be 1.02% for Class Z shares. Columbia Funds, at its discretion, may revise or discontinue this arrangement at any time.

(d)	Amount is less than 0.01% and is included in other expenses.

12

Columbia Marsico 21st Century Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$106	$331	$574	$1,271

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Marsico 21st Century Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.67% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Marsico Capital Management, LLC

Marsico is the Fund’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of March 31, 2007, had approximately $87.9 billion in assets under management.

15

Management of the Fund

Marsico Portfolio Managers

Corydon J. Gilchrist, CFA, is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Corydon J. Gilchrist, CFA

Service with the Fund since February 2003

Investment experience since 1996

Prior to joining Marsico in May of 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at Invista Capital Management, where he served on a committee that managed several international equity funds. He holds BBA and MBA degrees from the University of Iowa, and is a CFA® charter holder.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Marsico 21st Century Fund	0.22%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

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Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact

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Buying, Selling and Exchanging Shares

the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial

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Buying, Selling and Exchanging Shares

intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer

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Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.
■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

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Buying, Selling and Exchanging Shares

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico 21st Century Fund – Class Z Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003		Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$13.76		$10.75		$9.80		$6.24		$7.10		$6.99
Income from Investment Operations
Net Investment Income (Loss)(c)	0.13	(d)	—	(e)	(0.03)		(0.03)		(0.05)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.91		3.04		0.98		3.59		(0.81)		0.16
Total from Investment Operations	1.04		3.04		0.95		3.56		(0.86)		0.11
Less Distributions Declared to Shareholders
From Net Investment Income	(0.12)		(0.03)		—		—		—		—
From Net Realized Gains	(0.23)		—		—		—		—		—
Total Distributions Declared to Shareholders	(0.35)		(0.03)		—		—		—		—
Net Asset Value, End of Period	$14.45		$13.76		$10.75		$9.80		$6.24		$7.10
Total Return(f)	7.84	%(g)(h)	28.33	%(g)	9.69%		57.05%		(12.11	%)(g)	1.57%
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(i)	1.01	%(j)	1.06%		1.15%		1.24%		1.45%		1.37%
Interest Expense	—		—		—	%(k)	—	%(k)	—	%(k)	—
Total Net Expenses(i)	1.01	%(j)	1.06%		1.15%		1.24%		1.45%		1.37%
Net Investment Income (Loss)	1.03	%(j)	0.04%		(0.25%)		(0.34%)		(0.81%)		(0.72%)
Waiver/Reimbursement	0.02	%(j)	0.01%		—		—		0.01%		—
Portfolio Turnover Rate	86	%(h)	141%		130%		204%		308%		419%
Net Assets, End of Period (000’s)	$732,508		$274,594		$114,896		$37,027		$3,543		$3,356

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)	Rounds to less than 0.01%.

(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(g)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)

The benefits derived from custody credits had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(j)	Annualized.

(k)	Rounds to less than 0.01%. per share.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico 21st Century Fund – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.04%	3.96%	$10,396.00	$106.06
2	10.25%	1.04%	8.08%	$10,807.68	$110.26
3	15.76%	1.04%	12.36%	$11,235.67	$114.63
4	21.55%	1.04%	16.81%	$11,680.60	$119.16
5	27.63%	1.04%	21.43%	$12,143.15	$123.88
6	34.01%	1.04%	26.24%	$12,624.02	$128.79
7	40.71%	1.04%	31.24%	$13,123.93	$133.89
8	47.75%	1.04%	36.44%	$13,643.64	$139.19
9	55.13%	1.04%	41.84%	$14,183.93	$144.70
10	62.89%	1.04%	47.46%	$14,745.61	$150.43
Total Gain After Fees and Expenses				$4,745.61
Total Annual Fees and Expenses Paid					$1,270.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Marsico 21st Century Fund

For More Information

You’ll find more information about Columbia Marsico 21st Century Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Marsico 21st Century Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132404-0707

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Global Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Global Value Fund (the Fund), which is one of the global equity funds in the Columbia Funds family of mutual funds (Columbia Funds).

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Global Value Fund

FUNDimensions™
Columbia Global Value Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Cap Value
Benchmark:	MSCI World® Index
Ticker Symbols:	Class A: NVVAX Class B: NGLBX Class C: NCGLX
Principal Risks:	Investment strategy risk Market risk Value securities risk Foreign securities risk Emerging market securities risk

FUNDamentals™

Global Equity Funds

Global equity funds invest in equity securities of both domestic and foreign companies. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities in particular involve special risks not associated with investing in the U.S. stock market.

Global equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

FUNDamentals™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

   Investment Objective

The Fund seeks long-term capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of domestic and foreign companies that have market capitalizations of more than $1 billion at the time of investment and that are believed to be undervalued. The Fund typically invests in at least three countries, including the United States, at any one time and may invest in emerging market countries. The Fund may, with respect to its foreign investments, invest directly in foreign equity securities and/or depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

■	normally invests no more than 5% of total assets in a single security.

■

typically invests up to the greater of (i) 20% of total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI World® Index (limited to less than 25% of total assets in a single industry, other than U.S. Government obligations).

■	generally will not invest more than 20% of total assets in emerging market countries.

The Advisor has engaged an investment sub-advisor – Brandes Investment Partners, L.P. (Brandes) – which manages the Fund on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Fund. Brandes uses the “Graham and Dodd” value approach to managing the Fund. Brandes invests in a company when its current price appears to be below what Brandes views as its “true” long-term – or intrinsic – value.

5

Columbia Global Value Fund

Brandes uses fundamental analysis to determine intrinsic value, and will look at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes, if Brandes believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

What is the Graham and Dodd approach to investing?

Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data. Benjamin Graham and David Dodd have never had any affiliation with the Fund.

Brandes follows this approach, looking at each equity security as though it’s a business that’s for sale. By buying equity securities at what it believes are favorable prices, Brandes looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

6

Columbia Global Value Fund

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

7

Columbia Global Value Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 3.38%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	29.11%
Worst:	3rd quarter 2002:	-24.15%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Global Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the MSCI World® Index, an unmanaged, capitalization weighted index that measures the performance of securities listed on exchanges in the major European and Asian countries, Australia and the United States. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class A shares returns before taxes	19.24%	11.59%	10.50%
Class A shares returns after taxes on distributions	17.39%	10.26%	9.33%
Class A shares returns after taxes on distributions and sale of Fund shares	14.82%	9.64%	8.75%
Class B shares returns before taxes	20.54%	11.83%	10.72%
Class C shares returns before taxes	24.54%	12.05%	10.82%
MSCI World® Index (reflects no deductions for fees, expenses or taxes)	20.07%	9.97%	7.41%

(a)	The inception date of the Fund’s Class A, Class B and Class C shares is April 16, 2001.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Global Value Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Global Value Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)
Redemption fee, as a % of total redemption proceeds	2.00	%(d)	2.00	%(d)	2.00	%(d)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares
Management fees(e)	1.07%	1.07%	1.07%
Distribution and service fees	0.25%	1.00%	1.00%
Other expenses(f)(g)	0.24%	0.24%	0.24%
Acquired fund fees and expenses	—	—	—
Total annual Fund operating expenses(h)	1.56%	2.31%	2.31%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fees for details.

(e)

The Fund pays investment advisory fees of 0.90% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.90% for assets up to $500 million; 0.85% for assets in excess of $500 million and up to $1 billion; 0.80% for assets in excess of $1 billion and up to $1.5 billion; 0.75% for assets in excess of $1.5 billion and up to $3 billion; 0.73% for assets in excess of $3 billion and up to $6 billion; and 0.71% for assets in excess of $6 billion.

(f)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(g)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.23% for all share classes, and total annual Fund operating expenses would be 1.55%, 2.30% and 2.30% for Class A, Class B and Class C shares. Columbia Funds, at its discretion, may revise or discontinue this arrangement at any time.

(h)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 1.65%, 2.40% and 2.40% respectively, for Class A, Class B and Class C shares until June 30, 2008. There is no guarantee that these limitations will continue after June 30, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund’s expenses to exceed the expense limitations in effect at the time of recovery.

11

Columbia Global Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$725	$1,039	$1,376	$2,325
Class B Shares
Assuming no redemption	$234	$721	$1,235	$2,458
Assuming complete redemption of shares at the end of the period	$734	$1,021	$1,435	$2,458
Class C Shares
Assuming no redemption	$234	$721	$1,235	$2,646
Assuming complete redemption of shares at the end of the period	$334	$721	$1,235	$2,646

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Global Value Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The

Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.90% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Brandes Investment Partners, L.P.

Founded in 1974 and located at 11988 El Camino Real, Suite 500, San Diego, California 92130, Brandes is a registered investment advisor. As of March 31, 2007, Brandes had approximately $120 billion in assets under management. Brandes uses a value-oriented approach to managing global investments, seeking to build wealth by buying high quality, undervalued stocks.

14

Management of the Fund

Brandes Portfolio Managers

Brandes’s Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund. Information about the six voting members of Brandes’s Large Cap Investment Committee that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Glenn R. Carlson, CFA

Service with the Fund since inception

Mr. Carlson serves as Chief Executive Officer of Brandes and is a member of the firm’s Executive Committee. As an Executive Committee member, he contributes to strategic decisions and guides the firm toward its vision and objectives. As CEO, he has responsibility for monitoring progress toward plan objectives and managing the firm’s functional areas. He also contributes to the investment process as a member of the Investment Oversight Committee and as a voting member of the Large Cap Investment Committee. Mr. Carlson serves as a senior institutional portfolio manager for a limited number of client relationships and oversees the Portfolio Management/Client Services department. Mr. Carlson earned his BA from the University of California, San Diego. He is a member of the Financial Analysts Society of San Diego and has 24 years of investment experience.

CEO, Brandes Investment Partners 2004-Present

Co-CEO, Brandes Investment Partners 2002-2004

Managing Partner, Brandes Investment Partners 1996-2002

Brent V. Woods, CFA

Service with the Fund since inception

Mr. Woods is a member of the firm’s Executive Committee, contributing to strategic decisions and guiding the firm toward its vision and objectives. Mr. Woods also serves as Managing Director-Investments with responsibility for the securities research efforts of the firm and oversight of the product investment committees. In addition, he is a member of the Investment Oversight Committee and a voting member of the Large Cap Investment Committee. Prior to joining Brandes, Mr. Woods worked as an attorney with a Wall Street law firm, specializing in public and private securities offerings, as well as mergers and acquisitions. Mr. Woods earned his AB, Phi Beta Kappa, from Princeton University, a master’s degree in international studies from St. John’s College at Cambridge University, England, and a JD, cum laude, from Harvard Law School. He has 12 years of investment experience.

Managing Director – Investments, Brandes Investment Partners 2002-Present

Managing Partner, Brandes Investment Partners 1998-2002

Amelia Maccoun Morris, CFA

Service with the Fund since inception

Ms. Maccoun Morris is responsible for overseeing and directing equity research activities in the telecommunications, media, and consumer sectors. In addition, Ms. Maccoun Morris contributes to the investment process as a member of the Investment Oversight Committee and a voting member of the Large Cap Committee. Prior to joining Brandes, Ms. Maccoun Morris worked in corporate finance, specializing in non-U.S. equity offerings, and as a senior equity analyst with an international investment bank. Ms. Maccoun Morris holds an MBA from the University of Chicago, and graduated Phi Beta Kappa, cum laude, with a degree in economics from the University of California, Davis. She has 18 years of investment experience.

Director-Investments, Brandes Investment Partners 2004-Present

Senior Research Analyst, Brandes Investment Partners 1998-2004

15

Management of the Fund

W. James Brown, CFA

Service with the Fund since inception

Mr. Brown is Director of Investments and a voting member of the Large Cap Investment Committee. He also leads the firm’s research efforts in the financial institutions and utilities sectors. Prior to joining Brandes, Mr. Brown was a senior vice president with a major national banking organization where he served in various capacities, including senior portfolio manager, regional director of investments, and head of Texas private banking. His prior professional experience includes 10 years as an Air Force pilot and 10 years as an investment consultant with a large Wall Street firm. Mr. Brown earned a Bachelor of Science degree from the United States Air Force Academy and an MBA from Harvard Business School. He has 23 years of investment experience.

Director Investments, Brandes Investment Partners 2004-Present

Senior Research Analyst, Brandes Investment Partners 1996-2004

Brent Fredberg

Service with the Fund since 2005

Mr. Fredberg is a senior research analyst responsible for research in the technology and household durables areas. He is a voting member of the firm’s Large Cap Investment Committee. Prior to joining Brandes, Mr. Fredberg worked for a major U.S. consumer products company as a financial analyst and controller. He earned his MBA with distinction from Northwestern University’s Kellogg Graduate School of Management and his BS in finance, with distinction, from the University of Iowa. Mr. Fredberg is a CPA and CMA, with 13 years of finance and investment experience.

Senior Research Analyst, Brandes Investment Partners 2003-Present

Analyst, Brandes Investment Partners 1999-2003

Keith Colestock, CFA

Service with the Fund since inception

Mr. Colestock is Director of Investments at Brandes. He also is a voting member of the Large Cap and Mid Cap Investment Committees. Prior to joining Brandes, Mr. Colestock served as senior equity analyst and director of research for an investment research firm in San Diego. Before that, Mr. Colestock was an independent demographic consultant to retail real estate developers. He earned his BA in business administration from California State University, Fullerton. He is a current member and past president of the Financial Analysts Society of San Diego. Mr. Colestock has 17 years of investment experience.

Director Investments, Brandes Investment Partners 2004-Present

Senior Research Analyst, Brandes Investment Partners 2001-2004

Portfolio Manager, Brandes Investment Partners 1995-2001

16

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Global Value Fund	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

19

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares(a)	Class B Shares(a)	Class C Shares(a)
Eligible Investors and Minimum Initial Investments(b)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(c)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(d)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(d)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)

Subject to certain limited exceptions, the Fund is no longer accepting new investments from current or prospective investors. See Buying, Selling and Exchanging Shares – Opening and Account and Placing Orders – Fund Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(c)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(d)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

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Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

23

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

24

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and

Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

25

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

26

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

27

Choosing a Share Class

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans, and

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

The Transfer Agent also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test or any of the other requirements that the Fund must meet in order to qualify for treatment as a regulated investment company under the Internal Revenue Code. See Distributions and Taxes fore more information.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

28

Choosing a Share Class

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

29

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

30

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class) Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

31

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

32

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

33

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

34

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

35

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Fund Closing

Shares of Columbia Global Value Fund currently may only be purchased through reinvestment of dividends and distributions; by certain qualified retirement plans on behalf of plan participants; and by investors who purchase shares through accounts established with certain investment advisors or financial planners, including certain wrap fee accounts.

The Fund is also open to investments by certain institutional and separately managed account (SMA) investors that are pre-existing clients of Brandes to the extent that they may reinvest the proceeds of their existing accounts in shares of the Fund, and then existing Fund closure rules apply. In addition, the Fund is open to investments by the Trustees of Columbia Funds Series Trust; employees of the Advisor, Brandes or their affiliates, including their immediate family members; and Bank of America and Brandes retirement plans.

Buying Shares

Eligible Investors

Subject to the Fund Closing described above, Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth

IRAs and Coverdell Education Savings Accounts) and non- omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

36

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

37

Buying, Selling and Exchanging Shares

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

38

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

39

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	Until December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Because the Fund is an international/global equity fund, if at the end of the taxable year more than 50% of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

40

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Global Value Fund – Class A Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Period Ended March 31, 2002(c)
Net Asset Value, Beginning of Period	$12.64		$11.98		$12.04		$7.18		$10.47	$10.00
Income from Investment Operations
Net Investment Income(d)	0.14		0.16		0.11		0.05		0.05	0.04
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	2.07		1.76		0.85		4.96		(3.15)	0.45
Total from Investment Operations	2.21		1.92		0.96		5.01		(3.10)	0.49
Less Distributions Declared to Shareholders
From Net Investment Income	(0.12)		(0.17)		(0.11)		(0.04)		(0.03)	—	(e)
From Net Realized Gains	(1.30)		(1.09)		(0.91)		(0.11)		(0.16)	(0.02)
Total Distributions Declared to Shareholders	(1.42)		(1.26)		(1.02)		(0.15)		(0.19)	(0.02)
Redemption Fees:
Redemption Fees Added to Paid-in-Capital	—	(e)	—	(e)	—	(e)	—	(e)	—	—
Net Asset Value, End of Period	$13.43		$12.64		$11.98		$12.04		$7.18	$10.47
Total Return(f)	19.27	%(g)(h)	16.97%		8.64%		70.00%		(29.98%)	4.92	%(h)
Ratios to Average Net Assets/Supplemental Data
Operating Expenses	1.53	%(i)(j)	1.45	%(i)	1.52	%(i)	1.55	%(i)	1.65%	1.65	%(i)(j)
Interest Expense	—	%(j)(k)	—	%(k)	—		—		—	—
Net Expenses	1.53	%(i)(j)	1.45	%(i)	1.52	%(i)	1.55	%(i)	1.65%	1.65	%(i)(j)
Net Investment Income (Loss)	1.17	%(j)	1.32%		0.94%		0.44%		0.62%	0.41	%(j)
Waiver/Reimbursement	0.01	%(j)	—		—		—		—	0.23	%(j)
Portfolio Turnover Rate	12	%(h)	16%		18%		28%		15%	19	%(h)
Net Assets, End of Period (000’s)	$114,224		$119,611		$126,679		$127,609		$47,111	$26,172

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	The Fund’s Class A shares commenced operations on April 16, 2001.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

41

Financial Highlights

Columbia Global Value Fund – Class B Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Period Ended March 31, 2002(c)
Net Asset Value, Beginning of Period	$12.40		$11.78		$11.86		$7.11		$10.40	$10.00
Income from Investment Operations
Net Investment Income(d)	0.05		0.07		0.02		(0.03)		(0.01)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	2.02		1.71		0.84		4.89		(3.12)	0.45
Total from Investment Operations	2.07		1.78		0.86		4.86		(3.13)	0.42
Less Distributions Declared to Shareholders
From Net Investment Income	(0.05)		(0.07)		(0.03)		—		—	—
From Net Realized Gains	(1.30)		(1.09)		(0.91)		(0.11)		(0.16)	(0.02)
Total Distributions Declared to Shareholders	(1.35)		(1.16)		(0.94)		(0.11)		(0.16)	(0.02)
Redemption Fees:
Redemption Fees Added to Paid-in-Capital	—	(e)	—	(e)	—		—	(e)	—	—
Net Asset Value, End of Period	$13.12		$12.40		$11.78		$11.86		$7.11	$10.40
Total Return(f)	18.44	%(g)(h)	16.08%		7.85%		68.56%		(30.41%)	4.18	%(h)
Ratios to Average Net Assets/Supplemental Data
Operating Expenses	2.28	%(i)(j)	2.20	%(i)	2.27	%(i)	2.30	%(i)	2.40%	2.40	%(i)(j)
Interest Expense	—	%(j)(k)	—	%(k)	—		—		—	—
Net Expenses	2.28	%(i)(j)	2.20	%(i)	2.27	%(i)	2.30	%(i)	2.40%	2.40	%(i)(j)
Net Investment Income (Loss)	0.41	%(j)	0.58%		0.19%		(0.31%)		(0.13%)	(0.34	%)(j)
Waiver/Reimbursement	0.01	%(j)	—		—		—		—	0.23	%(j)
Portfolio Turnover Rate	12	%(h)	16%		18%		28%		15%	19	%(h)
Net Assets, End of Period (000’s)	$32,635		$32,564		$34,324		$35,343		$15,310	$11,804

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	The Fund’s Class B shares commenced operations on April 16, 2001.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

42

Financial Highlights

Columbia Global Value Fund – Class C Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Period Ended March 31, 2002(c)
Net Asset Value, Beginning of Period	$12.41		$11.78		$11.86		$7.11		$10.40	$10.00
Income from Investment Operations
Net Investment Income(d)	0.04		0.07		0.02		(0.03)		(0.01)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	2.03		1.72		0.84		4.89		(3.12)	0.45
Total from Investment Operations	2.07		1.79		0.86		4.86		(3.13)	0.42
Less Distributions Declared to Shareholders
From Net Investment Income	(0.05)		(0.07)		(0.03)		—		—	—
From Net Realized Gains	(1.30)		(1.09)		(0.91)		(0.11)		(0.16)	(0.02)
Total Distributions Declared to Shareholders	(1.35)		(1.16)		(0.94)		(0.11)		(0.16)	(0.02)
Redemption Fees:
Redemption Fees Added to Paid-in-Capital	—	(e)	—	(e)	—		—	(e)	—	—
Net Asset Value, End of Period	$13.13		$12.41		$11.78		$11.86		$7.11	$10.40
Total Return(f)	18.44	%(g)(h)	16.16%		7.84%		68.56%		(30.41%)	4.18	%(h)
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses	2.28	%(i)(j)	2.20	%(i)	2.27	%(i)	2.30	%(i)	2.40%	2.40	%(i)(j)
Interest Expense	—	%(j)(k)	—	%(k)	—		—		—	—
Net Expenses	2.28	%(i)(j)	2.20	%(i)	2.27	%(i)	2.30	%(i)	2.40%	2.40	%(i)(j)
Net Investment Income (Loss)	0.39	%(j)	0.58%		0.19%		(0.31%)		(0.13%)	(0.34	%)(j)
Waiver/Reimbursement	0.01	%(j)	—		—		—		—	0.23	%(j)
Portfolio Turnover Rate	12	%(h)	16%		18%		28%		15%	19	%(h)
Net Assets, End of Period (000’s)	$97,465		$92,558		$98,850		$101,025		$44,758	$30,914

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	The Fund’s Class C shares commenced operations on April 16, 2001.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

43

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Global Value Fund – Class A Shares

Maximum Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.56%	-2.51%	(b)	$ 9,749.22	$724.56
2	10.25%	1.56%	0.85%		$10,084.59	$154.70
3	15.76%	1.56%	4.32%		$10,431.50	$160.03
4	21.55%	1.56%	7.90%		$10,790.35	$165.53
5	27.63%	1.56%	11.62%		$11,161.53	$171.22
6	34.01%	1.56%	15.45%		$11,545.49	$177.11
7	40.71%	1.56%	19.43%		$11,942.66	$183.21
8	47.75%	1.56%	23.53%		$12,353.48	$189.51
9	55.13%	1.56%	27.78%		$12,778.44	$196.03
10	62.89%	1.56%	32.18%		$13,218.02	$202.77
Total Gain After Fees and Expenses					$3,218.02
Total Annual Fees and Expenses Paid						$2,324.67

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

44

Hypothetical Fees and Expenses

Columbia Global Value Fund – Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.31%	2.69%	$10,269.00	$234.11
2	10.25%	2.31%	5.45%	$10,545.24	$240.40
3	15.76%	2.31%	8.29%	$10,828.90	$246.87
4	21.55%	2.31%	11.20%	$11,120.20	$253.51
5	27.63%	2.31%	14.19%	$11,419.33	$260.33
6	34.01%	2.31%	17.27%	$11,726.51	$267.33
7	40.71%	2.31%	20.42%	$12,041.96	$274.53
8	47.75%	2.31%	23.66%	$12,365.89	$281.91
9	55.13%	1.56%	27.91%	$12,791.27	$196.23
10	62.89%	1.56%	32.31%	$13,231.29	$202.98
Total Gain After Fees and Expenses				$3,231.29
Total Annual Fees and Expenses Paid					$2,458.20

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Global Value Fund – Class C Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.31%	2.69%	$10,269.00	$234.11
2	10.25%	2.31%	5.45%	$10,545.24	$240.40
3	15.76%	2.31%	8.29%	$10,828.90	$246.87
4	21.55%	2.31%	11.20%	$11,120.20	$253.51
5	27.63%	2.31%	14.19%	$11,419.33	$260.33
6	34.01%	2.31%	17.27%	$11,726.51	$267.33
7	40.71%	2.31%	20.42%	$12,041.96	$274.53
8	47.75%	2.31%	23.66%	$12,365.89	$281.91
9	55.13%	2.31%	26.99%	$12,698.53	$289.49
10	62.89%	2.31%	30.40%	$13,040.12	$297.28
Total Gain After Fees and Expenses				$3,040.12
Total Annual Fees and Expenses Paid					$2,645.76

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

45

Notes

46

Columbia Global Value Fund

For More Information

You’ll find more information about Columbia Global Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Global Value Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132406-0707

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Global Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Global Value Fund (the Fund), which is one of the global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Global Value Fund

FUNDimensions™
Columbia Global Value Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Cap Value
Benchmark:	MSCI World® Index
Ticker Symbols:	Class Z: NVPAX
Principal Risks:	Investment strategy risk Market risk Value securities risk Foreign securities risk Emerging market securities risk

FUNDamentals™

Global Equity Funds

Global equity funds invest in equity securities of both domestic and foreign companies. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities in particular involve special risks not associated with investing in the U.S. stock market.

Global equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

FUNDamentals™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of domestic and foreign companies that have market capitalizations of more than $1 billion at the time of investment and that are believed to be undervalued. The Fund typically invests in at least three countries, including the United States, at any one time and may invest in emerging market countries. The Fund may, with respect to its foreign investments, invest directly in foreign equity securities and/or depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

■	normally invests no more than 5% of total assets in a single security.

■

typically invests up to the greater of (i) 20% of total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI World® Index (limited to less than 25% of total assets in a single industry, other than U.S. Government obligations).

■	generally will not invest more than 20% of total assets in emerging market countries.

The Advisor has engaged an investment sub-advisor – Brandes Investment Partners, L.P. (Brandes) – which manages the Fund on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Fund. Brandes uses the “Graham and Dodd” value approach to managing the Fund. Brandes invests in a company when its current price appears to be below what Brandes views as its “true” long-term – or intrinsic – value.

5

Columbia Global Value Fund

Brandes uses fundamental analysis to determine intrinsic value, and will look at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes, if Brandes believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

What is the Graham and Dodd approach to investing?

Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data. Benjamin Graham and David Dodd have never had any affiliation with the Fund.

Brandes follows this approach, looking at each equity security as though it’s a business that’s for sale. By buying equity securities at what it believes are favorable prices, Brandes looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

  Principal Risks

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not always meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

6

Columbia Global Value Fund

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

7

Columbia Global Value Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 3.51%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	29.13%
Worst:	3rd quarter 2002:	-24.07%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Global Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the MSCI World® Index, an unmanaged, capitalization weighted index that measures the performance of securities listed on exchanges in the major European and Asian countries, Australia and the United States. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class Z shares returns before taxes	26.76%	13.20%	11.94%
Class Z shares returns after taxes on distributions	24.77%	11.80%	10.71%
Class Z shares returns after taxes on distributions and sale of Fund shares	19.88%	11.05%	10.02%
MSCI World® Index (reflects no deductions for fees, expenses or taxes)	20.07%	9.97%	7.41%

(a)	The inception date of the Fund’s Class Z shares is April 16, 2001.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Global Value Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Global Value Fund

Shareholder Fees (paid directly from your investment)

	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee, as a % of total redemption proceeds	2.00	%(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(b)	1.07%
Other expenses(c)(d)	0.24%
Acquired fund fees and expenses	—
Total annual Fund operating expenses(e)	1.31%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See About Class Z Shares – Redemption Fees for details.

(b)

The Fund pays investment advisory fees of 0.90% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.90% for assets up to $500 million; 0.85% for assets in excess of $500 million and up to $1 billion; 0.80% for assets in excess of $1 billion and up to $1.5 billion; 0.75% for assets in excess of $1.5 billion and up to $3 billion; 0.73% for assets in excess of $3 billion and up to $6 billion; and 0.71% for assets in excess of $6 billion.

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.23% and total annual Fund operating expenses would be 1.30% for Class Z shares. Columbia Funds, at its discretion, may revise or discontinue this arrangement at any time.

(e)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses to 1.40% for Class Z shares until June 30, 2008. There is no guarantee that this limitation will continue after June 30, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund’s expenses to exceed the expense limitations in effect at the time of recovery.

11

Columbia Global Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$133	$415	$718	$1,579

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Global Value Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.90% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Brandes Investment Partners, L.P.

Founded in 1974 and located at 11988 El Camino Real, Suite 500, San Diego, California 92130, Brandes is a registered investment advisor. As of March 31, 2007, Brandes had approximately $120 billion in assets under management. Brandes uses a value-oriented approach to managing global investments, seeking to build wealth by buying high quality, undervalued stocks.

14

Management of the Fund

Brandes Portfolio Managers

Brandes’s Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund. Information about the six voting members of Brandes’s Large Cap Investment Committee that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Glenn R. Carlson, CFA

Service with the Fund since inception

Mr. Carlson serves as Chief Executive Officer of Brandes and is a member of the firm’s Executive Committee. As an Executive Committee member, he contributes to strategic decisions and guides the firm toward its vision and objectives. As CEO, he has responsibility for monitoring progress toward plan objectives and managing the firm’s functional areas. He also contributes to the investment process as a member of the Investment Oversight Committee and as a voting member of the Large Cap Investment Committee. Mr. Carlson serves as a senior institutional portfolio manager for a limited number of client relationships and oversees the Portfolio Management/Client Services department. Mr. Carlson earned his BA from the University of California, San Diego. He is a member of the Financial Analysts Society of San Diego and has 24 years of investment experience.

CEO, Brandes Investment Partners 2004-Present

Co-CEO, Brandes Investment Partners 2002-2004

Managing Partner, Brandes Investment Partners 1996-2002

Brent V. Woods, CFA

Service with the Fund since inception

Mr. Woods is a member of the firm’s Executive Committee, contributing to strategic decisions and guiding the firm toward its vision and objectives. Mr. Woods also serves as Managing Director-Investments with responsibility for the securities research efforts of the firm and oversight of the product investment committees. In addition, he is a member of the Investment Oversight Committee and a voting member of the Large Cap Investment Committee. Prior to joining Brandes, Mr. Woods worked as an attorney with a Wall Street law firm, specializing in public and private securities offerings, as well as mergers and acquisitions. Mr. Woods earned his AB, Phi Beta Kappa, from Princeton University, a master’s degree in international studies from St. John’s College at Cambridge University, England, and a JD, cum laude, from Harvard Law School. He has 12 years of investment experience.

Managing Director – Investments, Brandes Investment Partners 2002-Present

Managing Partner, Brandes Investment Partners 1998-2002

Amelia Maccoun Morris, CFA

Service with the Fund since inception

Ms. Maccoun Morris is responsible for overseeing and directing equity research activities in the telecommunications, media, and consumer sectors. In addition, Ms. Maccoun Morris contributes to the investment process as a member of the Investment Oversight Committee and a voting member of the Large Cap Committee. Prior to joining Brandes, Ms. Maccoun Morris worked in corporate finance, specializing in non-U.S. equity offerings, and as a senior equity analyst with an international investment bank. Ms. Maccoun Morris holds an MBA from the University of Chicago, and graduated Phi Beta Kappa, cum laude, with a degree in economics from the University of California, Davis. She has 18 years of investment experience.

Director-Investments, Brandes Investment Partners 2004-Present

Senior Research Analyst, Brandes Investment Partners 1998-2004

W. James Brown, CFA

Service with the Fund since inception

Mr. Brown is Director of Investments and a voting member of the Large Cap Investment Committee. He also leads the firm’s research efforts in the financial institutions and utilities sectors. Prior to joining Brandes, Mr. Brown was a senior vice president with a major national banking organization where he served in various capacities, including senior portfolio manager, regional director of investments, and head of Texas private banking. His prior professional experience includes 10 years as an Air Force pilot and 10 years as an investment consultant with a large Wall Street firm. Mr. Brown earned a Bachelor of Science degree from the United States Air Force Academy and an MBA from Harvard Business School. He has 23 years of investment experience.

Director Investments, Brandes Investment Partners 2004-Present

Senior Research Analyst, Brandes Investment Partners 1996-2004

15

Management of the Fund

Brent Fredberg

Service with the Fund since 2005

Mr. Fredberg is a senior research analyst responsible for research in the technology and household durables areas. He is a voting member of the firm’s Large Cap Investment Committee. Prior to joining Brandes, Mr. Fredberg worked for a major U.S. consumer products company as a financial analyst and controller. He earned his MBA with distinction from Northwestern University’s Kellogg Graduate School of Management and his BS in finance, with distinction, from the University of Iowa. Mr. Fredberg is a CPA and CMA, with 13 years of finance and investment experience.

Senior Research Analyst, Brandes Investment Partners 2003-Present

Analyst, Brandes Investment Partners 1999-2003

Keith Colestock, CFA

Service with the Fund since inception

Mr. Colestock is Director of Investments at Brandes. He also is a voting member of the Large Cap and Mid Cap Investment Committees. Prior to joining Brandes, Mr. Colestock served as senior equity analyst and director of research for an investment research firm in San Diego. Before that, Mr. Colestock was an independent demographic consultant to retail real estate developers. He earned his BA in business administration from California State University, Fullerton. He is a current member and past president of the Financial Analysts Society of San Diego. Mr. Colestock has 17 years of investment experience.

Director Investments, Brandes Investment Partners 2004-Present

Senior Research Analyst, Brandes Investment Partners 2001-2004

Portfolio Manager, Brandes Investment Partners 1995-2001

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Global Value Fund	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments(a)	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

Subject to certain limited exceptions, the Fund is no longer accepting new investments from current or prospective investors. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Fund Closing for more details.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■	shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans, and

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

The Transfer Agent also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test or any of the other requirements that the Fund must meet in order to qualify for treatment as a regulated investment company under the Internal Revenue Code. See Distributions and Taxes fore more information.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

21

About Class Z Shares

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

22

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

23

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

24

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

26

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

27

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Fund Closing

Shares of Columbia Global Value Fund currently may only be purchased through reinvestment of dividends and distributions; by certain qualified retirement plans on behalf of plan participants; and by investors who purchase shares through accounts established with certain investment advisors or financial planners, including certain wrap fee accounts.

The Fund is also open to investments by certain institutional and separately managed account (SMA) investors that are pre-existing clients of Brandes to the extent that they may reinvest the proceeds of their existing accounts in shares of the Fund, and then existing Fund closure rules apply. In addition, the Fund is open to investments by the Trustees of Columbia Funds Series Trust; employees of the Advisor, Brandes or their affiliates, including their immediate family members; and Bank of America and Brandes retirement plans.

Buying Shares

Subject to the Fund Closing described above, once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia

Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed

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Buying, Selling and Exchanging Shares

by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

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Buying, Selling and Exchanging Shares

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

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Buying, Selling and Exchanging Shares

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

32

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

33

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Because the Fund is an international/global equity fund, if at the end of the taxable year more than 50% of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

34

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Global Value Fund – Class Z Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003	Period Ended March 31, 2002(c)
Net Asset Value, Beginning of Period	$12.72		$12.04		$12.10		$7.21		$10.50	$10.00
Income from Investment Operations
Net Investment Income(d)	0.17		0.20		0.14		0.07		0.07	0.06
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	2.09		1.77		0.85		4.99		(3.16)	0.47
Total from Investment Operations	2.26		1.97		0.99		5.06		(3.09)	0.53
Less Distributions Declared to Shareholders
From Net Investment Income	(0.15)		(0.20)		(0.14)		(0.06)		(0.04)	(0.01)
From Net Realized Gains	(1.30)		(1.09)		(0.91)		(0.11)		(0.16)	(0.02)
Total Distributions Declared to Shareholders	(1.45)		(1.29)		(1.05)		(0.17)		(0.20)	(0.03)
Redemption Fees:
Redemption Fees Added to Paid-In-Capital	—	(e)	—	(e)	—	(e)	—	(e)	—	—
Net Asset Value, End of Period	$13.53		$12.72		$12.04		$12.10		$7.21	$10.50
Total Return(f)	19.54	%(g)(h)	17.34%		8.84%		70.38%		(29.77%)	5.24	%(h)
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses	1.28	%(i)(j)	1.20	%(i)	1.27	%(i)	1.30	%(i)	1.40%	1.40	%(i)(j)
Interest Expense	—	%(j)(k)	—	%(k)	—		—		—	—
Net Expenses	1.28	%(i)(j)	1.20	%(i)	1.27	%(i)	1.30	%(i)	1.40%	1.40	%(i)(j)
Net Investment Income (Loss)	1.42	%(j)	1.60%		1.19%		0.69%		0.87%	0.66	%(j)
Waiver/Reimbursement	0.01	%(j)	—		—		—		—	0.23	%(j)
Portfolio Turnover Rate	12	%(h)	16%		18%		28%		15%	19	%(h)
Net Assets, End of Period (000’s)	$117,125		$117,072		$134,337		$144,242		$57,373	$49,246

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	The Fund’s Class Z shares commenced operations on April 16, 2001.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Global Value Fund – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.31%	3.69%	$10,369.00	$133.42
2	10.25%	1.31%	7.52%	$10,751.62	$138.34
3	15.76%	1.31%	11.48%	$11,148.35	$143.44
4	21.55%	1.31%	15.60%	$11,559.72	$148.74
5	27.63%	1.31%	19.86%	$11,986.28	$154.23
6	34.01%	1.31%	24.29%	$12,428.57	$159.92
7	40.71%	1.31%	28.87%	$12,887.19	$165.82
8	47.75%	1.31%	33.63%	$13,362.72	$171.94
9	55.13%	1.31%	38.56%	$13,855.81	$178.28
10	62.89%	1.31%	43.67%	$14,367.09	$184.86
Total Gain After Fees and Expenses				$4,367.09
Total Annual Fees and Expenses Paid					$1,578.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Notes

37

Notes

38

Columbia Global Value Fund

For More Information

You’ll find more information about Columbia Global Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Global Value Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132407-0707

                                    [GRAPHIC]

Columbia Funds Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Multi-Advisor International Equity Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Multi-Advisor International Equity Fund (the Fund), which is one of the international/global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Multi-Advisor International Equity Fund

FUNDimensions™
Columbia Multi-Advisor International Equity Fund
Investment Objective:	Long-term capital growth
Investment Style:	Large Cap Blend
Benchmark:	MSCI EAFE® Index
Ticker Symbols:	Class A: NIIAX Class B: NIENX Class C: NITRX Class R: CIERX
Principal Risks:

Investment strategy risk

Market risk

Growth securities risk

Value securities risk

Foreign securities risk

Emerging market securities risk Derivatives risk

Real estate investment trusts risk

Convertible securities risk

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

   Investment Objective

The Fund seeks long-term capital growth.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued. The Fund may invest in addition to direct investment in equity securities, in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund is a “multi-manager” fund. The Advisor has engaged two different sub-advisors – Marsico Capital Management, LLC (Marsico) and Causeway Capital Management LLC (Causeway) – that manage the Fund on a day-to-day basis, although the Advisor retains general investment management responsibility for the Fund. Marsico and Causeway are each responsible for managing approximately one-half of the Fund’s assets. Marsico and Causeway have different, but complementary, investment styles:

■

Marsico combines “top-down” macroeconomic analysis with “bottom-up” stock selection that focuses primarily on investing in securities with earnings growth potential that may not be realized by other investors.

■

Causeway uses a “bottom-up” analysis and a disciplined value approach. Causeway seeks to invest in companies that it believes are currently undervalued by the market. Causeway makes investment decisions based on the following factors: low price-to-earnings ratios relative to the sector, high yields in dividends and share repurchases, low price-to-book value ratios and low price-to-cash flow ratios relative to the market; and financial strength.

Marsico or Causeway may sell a security when the security’s price reaches a target set by them; if they believe that there is deterioration in the company’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

5

Columbia Multi-Advisor International Equity Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

FUNDamentals™

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

■  have higher income potential than the underlying common stock,

■  are affected less by changes in the stock market than the underlying common stock, and

■  have the potential to change in value if the value of the underlying common stock changes.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

6

Columbia Multi-Advisor International Equity Fund

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

7

Columbia Multi-Advisor International Equity Fund

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

8

Columbia Multi-Advisor International Equity Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 1.92%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	28.40%
Worst:	3rd quarter 2002:	-19.15%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Multi-Advisor International Equity Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the MSCI EAFE® Index, an unmanaged, capitalization weighted index that measures the performance of companies in developed markets outside of the United States and Canada, including European, Australasian and Far Eastern markets. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class A shares returns before taxes	17.80%	12.71%	7.14%
Class A shares returns after taxes on distributions	15.67%	12.19%	5.83%
Class A shares returns after taxes on distributions and sale of Fund shares	12.52%	10.94%	5.51%
Class B shares returns before taxes	19.05%	12.76%	6.84%
Class C shares returns before taxes	22.99%	13.34%	7.02%
Class R shares returns before taxes	24.68%	13.99%	7.76%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)	26.34%	14.98%	7.71%

(a)

The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are June 3, 1992, June 7, 1993, June 17, 1992 and January 23, 2006, respectively. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Multi-Advisor International Equity Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Multi-Advisor International Equity Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)	N/A
Redemption fee, as a % of total redemption proceeds	2.00%	(d)	2.00%	(d)	2.00%	(d)	2.00%	(d)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(e)	0.79%	0.79%	0.79%	0.79%
Distribution and service fees	0.25%	1.00%	1.00%	0.50%
Other expenses(f)	0.16%	0.16%	0.16%	0.16%
Acquired fund fees and expenses	—	—	—	—
Total annual Fund operating expenses	1.20%	1.95%	1.95%	1.45%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fees for details.

(e)

The Fund pays investment advisory fees of 0.62% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; 0.60% for assets in excess of $1 billion and up to $1.5 billion; 0.55% for assets in excess of $1.5 billion and up to $3 billion; 0.53% for assets in excess of $3 billion and up to $6 billion; and 0.51% in excess of $6 billion.

(f)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

12

Columbia Multi-Advisor International Equity Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$690	$934	$1,197	$1,946
Class B Shares
Assuming no redemption	$198	$612	$1,052	$2,080
Assuming complete redemption of shares at the end of the period	$698	$912	$1,252	$2,080
Class C Shares
Assuming no redemption	$198	$612	$1,052	$2,275
Assuming complete redemption of shares at the end of the period	$298	$612	$1,052	$2,275
Class R Shares	$97	$303	$525	$1,166

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Multi-Advisor International Equity Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Columbia Multi-Advisor International Equity Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.62% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Marsico Capital Management, LLC

Marsico is one of the Fund’s two investment sub-advisors. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of March 31, 2007, had approximately $87.9 billion in assets under management.

16

Management of the Fund

Marsico Portfolio Managers

James G. Gendelman is the Marsico portfolio manager responsible for making the day-to-day investment decisions for Marsico’s portion of the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

James G. Gendelman

Service with the Fund since August 2000

Investment experience since 1987

Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelor’s degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

Causeway Capital Management LLC

Causeway is one of the Fund’s two investment sub-advisors. Located at 11111 Santa Monica Boulevard, Suite 1550, Los Angeles, California 90025, and founded in 2001, Causeway is a registered investment advisor and is majority-owned by its employees. As of March 31, 2007, Causeway had over $18.6 billion in assets under management.

Causeway Portfolio Managers

Causeway’s portfolio management team is responsible for making the day-to-day investment decisions for Causeway’s portion of the Fund. Information about the portfolio managers on Causeway’s team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Sarah H. Ketterer

Service with the Fund since May 2004

Investment experience since 1986

Sarah H. Ketterer is the chief executive officer of Causeway and is responsible for research in the global financials and healthcare sectors. Ms. Ketterer co-founded Causeway in June 2001.

Harry W. Hartford

Service with the Fund since May 2004

Investment experience since 1984

Harry W. Hartford is the president of Causeway and is responsible for research in the global financials and materials sectors. Mr. Hartford co-founded Causeway in June 2001.

James A. Doyle

Service with the Fund since May 2004

Investment experience since 1993

James A. Doyle is a director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. Mr. Doyle joined Causeway in June 2001.

Jonathan P. Eng

Service with the Fund since May 2004

Investment experience since 1992

Jonathan P. Eng is a director of Causeway and is responsible for research in the consumer discretionary, industrials and materials sectors. Mr. Eng joined Causeway in July 2001.

Kevin V. Durkin

Service with the Fund since January 2006

Investment experience since 1995

Kevin Durkin is a vice president of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined Causeway in June 2001.

17

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Multi-Advisor International Equity Fund	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

18

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

19

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

20

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

21

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000	none
Conversion Features	none	convert to Class A shares eight years after purchase	none	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class - Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

22

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

23

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

24

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

25

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

26

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

27

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50%	(b)	—	(b)	0.50%	(b)

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

(b)	The Fund’s Class R shares pay a distribution fee pursuant to the Fund’s distribution plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

28

Choosing a Share Class

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■	shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans, and

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

The Transfer Agent also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test or any of the other requirements that the Fund must meet in order to qualify for treatment as a regulated investment company under the Internal Revenue Code. See Distributions and Taxes fore more information.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

29

Choosing a Share Class

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

30

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

31

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S.

market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

32

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

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Buying, Selling and Exchanging Shares

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Buying, Selling and Exchanging Shares

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental

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Buying, Selling and Exchanging Shares

impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies

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Buying, Selling and Exchanging Shares

may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

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Buying, Selling and Exchanging Shares

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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Buying, Selling and Exchanging Shares

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

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Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Because the Fund is an international/global equity fund, if at the end of the taxable year more than 50% of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

42

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Multi-Advisor International Equity Fund – Class A Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003(c)		Year Ended March 31, 2002(c)
Net Asset Value, Beginning of Period	$16.39		$13.30		$12.00		$7.93		$10.30		$10.95
Income from Investment Operations
Net Investment Income(d)	0.16		0.21		0.13		0.08		0.08		0.06
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.91		3.20		1.18		4.09		(2.47)		(0.71)
Total from Investment Operations	2.07		3.41		1.31		4.17		(2.39)		(0.65)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.18)		(0.27)		(0.01)		(0.10)		(0.04)		—
From Net Realized Gains	(1.16)		(0.05)		—		—		—		—
Total Distributions Declared to Shareholders	(1.34)		(0.32)		(0.01)		(0.10)		(0.04)		—
Redemption Fees:
Redemption Fees Added To Paid-In-Capital	—	(e)	—	(e)	—	(e)	—	(e)	0.06		—
Net Asset Value, End of Period	$17.12		$16.39		$13.30		$12.00		$7.93		$10.30
Total Return(f)	13.55	%(g)	25.86%		10.88%		52.71%		(22.71%)		(5.94%)
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses	1.15	%(h)(i)	1.14	%(j)	1.26	%(h)	1.37	%(h)	1.43%		1.41%
Interest Expense	—	(i)(k)	—		—	%(k)	—	%(k)	—		—
Net Expenses	1.15	%(h)(i)	1.14	%(j)	1.26	%(h)	1.37	%(h)	1.43%		1.41%
Net Investment Income (Loss)	1.06	%(i)	1.43%		1.01%		0.74%		0.85%		0.63%
Waiver/Reimbursement	—		0.08	%(l)	0.12	%(l)	0.03	%(l)	—		—
Portfolio Turnover Rate	73	%(g)	74%		153%		86%		100	%(m)	85	%(m)
Net Assets, End of Period (000’s)	$42,865		$39,330		$28,527		$27,396		$18,870		$30,067

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of International Equity Master Portfolio

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Amount represents less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

(j)	The benefits derived from custody credits had an impact of 0.01%.

(k)	Rounds to less than 0.01%.

(l)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)	Rate represents the turnover rate for International Equity Master Portfolio.

43

Financial Highlights

Columbia Multi-Advisor International Equity Fund – Class B Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003(c)		Year Ended March 31, 2002(c)
Net Asset Value, Beginning of Period	$15.31		$12.44		$11.30		$7.50		$9.87		$10.56
Income from Investment Operations
Net Investment Income (Loss)(d)	0.05		0.16		0.03		—	(e)	0.02		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.76		2.92		1.11		3.85		(2.38)		(0.68)
Total from Investment Operations	1.81		3.08		1.14		3.85		(2.36)		(0.69)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.07)		(0.16)		—		(0.05)		(0.01)		—
From Net Realized Gains	(1.16)		(0.05)		—		—		—		—
Total Distributions Declared to Shareholders	(1.23)		(0.21)		—		(0.05)		(0.01)		—
Redemption Fees:
Redemption Fees Added to Paid-in-Capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Net Asset Value, End of Period	$15.89		$15.31		$12.44		$11.30		$7.50		$9.87
Total Return(f)	12.76	%(g)	24.96%		10.09%		51.39%		(23.96%)		(6.53%)
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses	1.90	%(h)(i)	1.89	%(j)	2.01	%(h)	2.12	%(h)	2.18%		2.16%
Interest Expense	—	%(i)(k)	—		—	%(k)	—	%(k)	—		—
Net Expenses	1.90	%(h)(i)	1.89	%(j)	2.01	%(h)	2.12	%(h)	2.18%		2.16%
Net Investment Income (Loss)	0.36	%(i)	1.19%		0.26%		0.74%		0.85%		0.63%
Waiver/Reimbursement	—		0.08	%(l)	0.12	%(l)	(0.01)%		0.10%		(0.12)%
Portfolio Turnover Rate	73	%(g)	74%		153%		86%		100	%(m)	85	%(m)
Net Assets, End of Period (000’s)	$4,587		$4,712		$9,976		$9,956		$7,068		$14,408

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of International Equity Master Portfolio

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Amount represents less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

(j)	The benefits derived from custody credits had an impact of 0.01%.

(k)	Rounds to less than 0.01%.

(l)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)	Rate represents the turnover rate for International Equity Master Portfolio.

44

Financial Highlights

Columbia Multi-Advisor International Equity Fund – Class C Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003(c)		Year Ended March 31, 2002(c)
Net Asset Value, Beginning of Period	$15.16		$12.32		$11.20		$7.43		$9.63		$10.30
Income from Investment Operations
Net Investment Income (Loss)(d)	0.05		0.09		0.03		—	(e)	0.01		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.74		2.96		1.09		3.82		(2.33)		(0.66)
Total from Investment Operations	1.79		3.05		1.12		3.82		(2.32)		(0.67)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.07)		(0.16)		—		(0.05)		(0.01)		—
From Net Realized Gains	(1.16)		(0.05)		—		—		—		—
Total Distributions Declared to Shareholders	(1.23)		(0.21)		—		(0.05)		(0.01)		—
Redemption Fees:
Redemption Fees Added to Paid-in-Capital	—	(e)	—	(e)	—	(e)	—	(e)	0.13		—
Net Asset Value, End of Period	$15.72		$15.16		$12.32		$11.20		$7.43		$9.63
Total Return(f)	12.75	%(g)	24.96%		10.00%		51.43%		(22.78%)		(6.50%)
Ratios to Average Net Assets/Supplemental Data
Operating Expenses	1.90	%(h)(i)	1.89	%(j)	2.01	%(h)	2.12	%(h)	2.18%		2.16%
Interest Expense	—	%(i)(k)	—		—	%(k)	—	%(k)	—		—
Net Expenses	1.90	%(h)(i)	1.89	%(j)	2.01	%(h)	2.12	%(h)	2.18%		2.16%
Net Investment Income (Loss)	0.34	%(i)	0.70%		0.26%		(0.01)%		0.10%		(0.12)%
Waiver/Reimbursement	—		0.08	%(l)	0.12	%(l)	0.03	%(l)	—		—
Portfolio Turnover Rate	73	%(g)	74%		153%		86%		100	%(m)	85	%(m)
Net Assets, End of Period (000’s)	$3,533		$3,276		$2,563		$1,867		$1,249		$1,245

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of International Equity Master Portfolio

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Amount represents less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

(j)	The benefits derived from custody credits had an impact of 0.01%.

(k)	Rounds to less than 0.01%.

(l)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)	Rate represents the turnover rate for International Equity Master Portfolio.

45

Financial Highlights

Columbia Multi-Advisor International Equity Fund – Class R Shares

	Period Ended February 28, 2007(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$16.38		$15.44
Income from Investment Operations
Net Investment Income(c)	0.12		0.03
Net Realized and Unrealized Gain on Investments and Foreign Currency	1.91		0.91
Total from Investment Operations	2.03		0.94
Less Distributions Declared to Shareholders
From Net Investment Income	(0.13)		—
From Net Realized Gains	(1.16)		—
Total Distributions Declared to Shareholders	(1.29)		—
Redemption Fees:
Redemption Fees Added to Paid-in-Capital	—		—
Net Asset Value, End of Period	$17.12		$16.38
Total Return(e) (f)	13.31%		6.09%
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(g)	1.40	%(h)	1.39	%(i)
Interest Expense(g)	—	%(j)	—
Net Expenses(g)	1.40	%(h)	1.39	%(i)
Net Investment Income (Loss)(g)	0.80%		0.85%
Waiver/Reimbursement	—		0.08	%(g) (k)
Portfolio Turnover Rate(f)	73%		74%
Net Assets, End of Period (in thousands)	$12		$11

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class R shares commenced operations on January 23, 2006.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	The benefits derived from custody credits had an impact of 0.01%.

(j)	Rounds to less than 0.01%.

(k)	Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% for the period ended March 31, 2006.

46

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Multi-Advisor International Equity Fund – Class A Shares

Maximum Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.20%	-2.17%	(b)	$9,783.15	$690.25
2	10.25%	1.20%	1.55%		$10,154.91	$119.63
3	15.76%	1.20%	5.41%		$10,540.80	$124.17
4	21.55%	1.20%	9.41%		$10,941.35	$128.89
5	27.63%	1.20%	13.57%		$11,357.12	$133.79
6	34.01%	1.20%	17.89%		$11,788.69	$138.87
7	40.71%	1.20%	22.37%		$12,236.66	$144.15
8	47.75%	1.20%	27.02%		$12,701.65	$149.63
9	55.13%	1.20%	31.84%		$13,184.31	$155.32
10	62.89%	1.20%	36.85%		$13,685.32	$161.22
Total Gain After Fees and Expenses					$3,685.32
Total Annual Fees and Expenses Paid						$1,945.92

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

47

Hypothetical Fees and Expenses

Columbia Multi-Advisor International Equity Fund – Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.95%	3.05%	$10,305.00	$197.97
2	10.25%	1.95%	6.19%	$10,619.30	$204.01
3	15.76%	1.95%	9.43%	$10,943.19	$210.23
4	21.55%	1.95%	12.77%	$11,276.96	$216.65
5	27.63%	1.95%	16.21%	$11,620.91	$223.25
6	34.01%	1.95%	19.75%	$11,975.34	$230.06
7	40.71%	1.95%	23.41%	$12,340.59	$237.08
8	47.75%	1.95%	27.17%	$12,716.98	$244.31
9	55.13%	1.20%	32.00%	$13,200.22	$155.50
10	62.89%	1.20%	37.02%	$13,701.83	$161.41
Total Gain After Fees and Expenses				$3,701.83
Total Annual Fees and Expenses Paid					$2,080.47

Columbia Multi-Advisor International Equity Fund – Class C Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.95%	3.05%	$10,305.00	$198.00
2	10.25%	1.95%	6.19%	$10,619.30	$204.01
3	15.76%	1.95%	9.43%	$10,943.19	$210.23
4	21.55%	1.95%	12.77%	$11,276.96	$216.65
5	27.63%	1.95%	16.21%	$11,620.91	$223.25
6	34.01%	1.95%	19.75%	$11,975.34	$230.06
7	40.71%	1.95%	23.41%	$12,340.59	$237.08
8	47.75%	1.95%	27.17%	$12,716.98	$244.31
9	55.13%	1.95%	31.05%	$13,104.85	$251.76
10	62.89%	1.95%	35.05%	$13,504.55	$259.44
Total Gain After Fees and Expenses				$3,504.55
Total Annual Fees and Expenses Paid					$2,274.79

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

48

Hypothetical Fees and Expenses

Columbia Multi-Advisor International Equity Fund – Class R Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.45%	3.55%	$10,355.00	$147.57
2	10.25%	1.45%	7.23%	$10,722.60	$152.81
3	15.76%	1.45%	11.03%	$11,103.25	$158.24
4	21.55%	1.45%	14.97%	$11,497.42	$163.85
5	27.63%	1.45%	19.06%	$11,905.58	$169.67
6	34.01%	1.45%	23.28%	$12,328.23	$175.70
7	40.71%	1.45%	27.66%	$12,765.88	$181.93
8	47.75%	1.45%	32.19%	$13,219.07	$188.39
9	55.13%	1.45%	36.88%	$13,688.34	$195.08
10	62.89%	1.45%	41.74%	$14,174.28	$202.00
Total Gain After Fees and Expenses				$4,174.28
Total Annual Fees and Expenses Paid					$1,735.24

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

49

Notes

50

Columbia Multi-Advisor International Equity Fund

For More Information

You’ll find more information about Columbia Multi-Advisor International Equity Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Multi-Advisor International Equity

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132408-0707

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Multi-Advisor International Equity Fund

NOT FDIC INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Multi-Advisor International Equity Fund (the Fund), which is one of the international/global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	“FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Multi-Advisor International Equity Fund

FUNDimensions™
Columbia Multi-Advisor International Equity Fund
Investment Objective:	Long-term capital growth
Investment Style:	Large Cap Blend
Benchmark:	MSCI EAFE® Index
Ticker Symbols:	Class Z: NIEQX
Principal Risks:

Investment strategy risk

Market risk

Growth securities risk

Value securities risk

Foreign securities risk

Emerging market securities risk

Derivatives risk

Real estate investment trusts risk

Convertible securities risk

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

   Investment Objective

The Fund seeks long-term capital growth.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued. The Fund may invest in addition to direct investment in equity securities, in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund is a “multi-manager” fund. The Advisor has engaged two different sub-advisors – Marsico Capital Management, LLC (Marsico) and Causeway Capital Management LLC (Causeway) – that manage the Fund on a day-to-day basis, although the Advisor retains general investment management responsibility for the Fund. Marsico and Causeway are each responsible for managing approximately one-half of the Fund’s assets. Marsico and Causeway have different, but complementary, investment styles:

■

Marsico combines “top-down” macroeconomic analysis with “bottom-up” stock selection that focuses primarily on investing in securities with earnings growth potential that may not be realized by other investors.

■

Causeway uses a “bottom-up” analysis and a disciplined value approach. Causeway seeks to invest in companies that it believes are currently undervalued by the market. Causeway makes investment decisions based on the following factors: low price-to-earnings ratios relative to the sector, high yields in dividends and share repurchases, low price-to-book value ratios and low price-to-cash flow ratios relative to the market; and financial strength.

Marsico or Causeway may sell a security when the security’s price reaches a target set by them; if they believe that there is deterioration in the company’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Multi-Advisor International Equity Fund

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■	Growth Securities Risk – Because growth securities typically trade at higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

6

Columbia Multi-Advisor International Equity Fund

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

7

Columbia Multi-Advisor International Equity Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 1.95%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	28.59%
Worst:	3rd quarter 2002:	–19.49%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Multi-Advisor International Equity Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the MSCI EAFE® Index, an unmanaged, capitalization weighted index that measures the performance of companies in developed markets outside of the United States and Canada, including European, Australasian and Far Eastern markets. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	25.33%	14.13%	7.93%
Class Z shares returns after taxes on distributions	23.60%	13.66%	6.63%
Class Z shares returns after taxes on distributions and sale of Fund shares	18.13%	12.30%	6.26%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)	26.34%	14.98%	7.71%

(a)	The inception date of the Fund’s Class Z shares is December 2, 1991.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Multi-Advisor International Equity Fund

   Fees and Expenses

                                    [GRAPHIC]

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the
Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Multi-Advisor International Equity Fund

Shareholder Fees (paid directly from your investment)

	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee, as a % of total redemption proceeds	2.00%	(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(b)	0.79%
Other expenses(c)	0.16%
Acquired fund fees and expenses	—
Total annual Fund operating expenses	0.95%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See About Class Z Shares – Redemption Fees for details.

(b)

The Fund pays investment advisory fees of 0.62% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; 0.60% for assets in excess of $1 billion and up to $1.5 billion; 0.55% for assets in excess of $1.5 billion and up to $3 billion; 0.53% for assets in excess of $3 billion and up to $6 billion; and 0.51% in excess of $6 billion.

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

11

Columbia Multi-Advisor International Equity Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$97	$303	$525	$1,166

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Multi-Advisor International Equity Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.62% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Marsico Capital Management, LLC

Marsico is one of the Fund’s two investment sub-advisors. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of March 31, 2007, had approximately $87.9 billion in assets under management.

14

Management of the Fund

Marsico Portfolio Managers

James G. Gendelman is the Marsico portfolio manager responsible for making the day-to-day investment decisions for Marsico’s portion of the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

James G. Gendelman

Service with the Fund since August 2000

Investment experience since 1987

Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelor’s degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

Causeway Capital Management LLC

Causeway is one of the Fund’s two investment sub-advisors. Located at 11111 Santa Monica Boulevard, Suite 1550, Los Angeles, California 90025, and founded in 2001, Causeway is a registered investment advisor and is majority-owned by its employees. As of March 31, 2007, Causeway had over $18.6 billion in assets under management.

Causeway Portfolio Managers

Causeway’s portfolio management team is responsible for making the day-to-day investment decisions for Causeway’s portion of the Fund. Information about the portfolio managers on Causeway’s team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Sarah H. Ketterer

Service with the Fund since May 2004

Investment experience since 1986

Sarah H. Ketterer is the chief executive officer of Causeway and is responsible for research in the global financials and healthcare sectors. Ms. Ketterer co-founded Causeway in June 2001.

Harry W. Hartford

Service with the Fund since May 2004

Investment experience since 1984

Harry W. Hartford is the president of Causeway and is responsible for research in the global financials and materials sectors. Mr. Hartford co-founded Causeway in June 2001.

James A. Doyle

Service with the Fund since May 2004

Investment experience since 1993

James A. Doyle is a director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. Mr. Doyle joined Causeway in June 2001.

Jonathan P. Eng

Service with the Fund since May 2004

Investment experience since 1992

Jonathan P. Eng is a director of Causeway and is responsible for research in the consumer discretionary, industrials and materials sectors. Mr. Eng joined Causeway in July 2001.

Kevin V. Durkin

Service with the Fund since January 2006

Investment experience since 1995

Kevin Durkin is a vice president of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined Causeway in June 2001.

15

Management of the Fund

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Multi-Advisor International Equity Fund	0.17%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■	shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans, and

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

The Transfer Agent also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test or any of the other requirements that the Fund must meet in order to qualify for treatment as a regulated investment company under the Internal Revenue Code. See Distributions and Taxes fore more information.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

21

About Class Z Shares

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

22

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

23

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

24

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

25

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

26

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

27

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

28

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

29

Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

30

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

31

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

32

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

33

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges)

and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Because the Fund is an international/global equity fund, if at the end of the taxable year more than 50% of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

34

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Multi-Advisor International Equity Fund – Class Z Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003(c)		Year Ended March 31, 2002(c)
Net Asset Value, Beginning of Period	$16.58		$13.44		$12.13		$8.01		$10.49		$11.12
Income from Investment Operations
Net Investment Income(d)	0.19		0.24		0.16		0.13		0.10		0.09
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.93		3.25		1.19		4.11		(2.53)		(0.72)
Total from Investment Operations	2.12		3.49		1.35		4.24		(2.43)		(0.63)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.25)		(0.30)		(0.04)		(0.12)		(0.05)		—	(e)
From Net Realized Gains	(1.16)		(0.05)		—		—		—		—
Total Distributions Declared to Shareholders	(1.41)		(0.30)		(0.04)		(0.12)		(0.05)		—
Redemption Fees:
Redemption Fees Added to Paid-in-Capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Net Asset Value, End of Period	$17.29		$16.58		$13.44		$12.13		$8.01		$10.49
Total Return(f)	13.73	%(g)	26.24%		11.10%		53.06%		(23.19%)		(5.65%)
Ratios to Average Net Assets/Supplemental Data
Operating Expenses	0.90	%(h)(i)	0.89	%(j)	1.01	%(h)	1.12	%(h)	1.18%		1.16%
Interest Expense	—	%(i)(k)	—		—	%(k)	—	%(k)	—		—
Net Expenses	0.90	%(h)(i)	0.89	%(j)	1.01	%(h)	1.12	%(h)	1.18%		1.16%
Net Investment Income (Loss)	1.26	%(i)	1.68%		1.26%		0.99%		1.10%		0.88%
Waiver/Reimbursement	—		0.08	%(l)	0.12	%(l)	0.03	%(l)	—		—
Portfolio Turnover Rate	73	%(g)	74%		153%		86%		100	%(m)	85	%(m)
Net Assets, End of Period (000’s)	$2,352,583		$1,841,838		$1,199,712		$917,391		$556,619		$474,738

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of International Equity Master Portfolio

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Amount represents less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

(j)	The benefits derived from custody credits had an impact of 0.01%.

(k)	Rounds to less than 0.01%.

(l)

Bank of America assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)	Rate represents the turnover rate for International Equity Master Portfolio.

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Multi-Advisor International Equity Fund – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.95%	4.05%	$10,405.00	$ 96.92
2	10.25%	0.95%	8.26%	$10,826.40	$100.85
3	15.76%	0.95%	12.65%	$11,264.87	$104.93
4	21.55%	0.95%	17.21%	$11,721.10	$109.18
5	27.63%	0.95%	21.96%	$12,195.80	$113.61
6	34.01%	0.95%	26.90%	$12,689.73	$118.21
7	40.71%	0.95%	32.04%	$13,203.67	$122.99
8	47.75%	0.95%	37.38%	$13,738.42	$127.97
9	55.13%	0.95%	42.95%	$14,294.82	$133.16
10	62.89%	0.95%	48.74%	$14,873.76	$138.55
Total Gain After Fees and Expenses				$4,873.76
Total Annual Fees and Expenses Paid					$1,166.37

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Notes

37

Notes

38

Columbia Multi-Advisor International Equity Fund

For More Information

You’ll find more information about Columbia Multi-Advisor International Equity Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By	Mail: Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Multi-Advisor International Equity

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132409-0707

Columbia Funds Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Marisco International Opportunities Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Marsico International Opportunities Fund (the Fund), which is one of the international/global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico International Opportunities Fund

FUNDimensions™
Columbia Marsico International Opportunities Fund
Investment Objective:	Long-term growth of capital
Investment Style:	Large Cap Growth
Benchmark:	MSCI EAFE® Index
Ticker Symbols:	Class A: MAIOX Class B: MBIOX Class C: MCIOX Class R: CMORX
Principal Risks:	Investment strategy risk Market risk Growth securities risk Foreign securities risk Emerging market securities risk Derivatives risk Frequent trading risk

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

   Investment Objective

The Fund seeks long-term growth of capital.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of foreign companies. The Fund may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States and generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest in common stocks of companies operating in emerging market countries.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are believed to offer long-term growth potential. However, the Fund’s portfolio also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Fund on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico also may examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends

5

Columbia Marsico International Opportunities Fund

observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when one of their investments performs well, or relatively lower returns when an investment performs poorly.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

6

Columbia Marsico International Opportunities Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions.

7

Columbia Marsico International Opportunities Fund

A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains including short-term capital gains, which gains are generally taxable at higher rates than long-term capital gains for federal income tax purposes, which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

8

Columbia Marsico International Opportunities Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 0.73%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	20.20%
Worst:	3rd quarter 2001:	-18.23%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Marsico International Opportunities Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the MSCI EAFE® Index, an unmanaged, capitalization weighted index that measures the performance of companies in developed markets outside of the United States and Canada, including European, Australasian and Far Eastern markets. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class A shares returns before taxes	16.28%	16.01%	8.39%
Class A shares returns after taxes on distributions	14.32%	15.25%	7.83%
Class A shares returns after taxes on distributions and sale of Fund shares	11.74%	13.77%	7.08%
Class B shares returns before taxes	17.42%	16.32%	8.58%
Class C shares returns before taxes	21.51%	16.56%	8.59%
Class R shares returns before taxes	23.13%	17.36%	9.37%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)	26.34%	14.98%	6.23%

(a)

The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are August 1, 2000, August 1, 2000, August 1, 2000 and January 23, 2006, respectively. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Marsico International Opportunities Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of

Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Marsico International Opportunities Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)	N/A
Redemption fee, as a % of total redemption proceeds	2.00%	(d)	2.00%	(d)	2.00%	(d)	2.00%	(d)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(e)	1.02%	1.02%	1.02%	1.02%
Distribution and service fees	0.25%	1.00%	1.00%	0.50%
Other expenses(f)	0.17%	0.17%	0.17%	0.17%
Acquired fund fees and expenses(g)	—	—	—	—
Total annual Fund operating expenses(h)	1.44%	2.19%	2.19%	1.69%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fees for details.

(e)	The Fund pays investment advisory fees of 0.80% and an administration fee of 0.22%.

(f)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(g)	Amount is less than 0.01% and is included in other expenses.

(h)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 1.75%, 2.50%, 2.50% and 2.00% respectively, for Class A, Class B, Class C and Class R shares until June 30, 2008. There is no guarantee that these limitations will continue after June 30, 2008.

12

Columbia Marsico International Opportunities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$713	$1,004	$1,317	$2,200
Class B Shares
Assuming no redemption	$222	$685	$1,175	$2,334
Assuming complete redemption of shares at the end of the period	$722	$985	$1,375	$2,334
Class C Shares
Assuming no redemption	$222	$685	$1,175	$2,524
Assuming complete redemption of shares at the end of the period	$322	$685	$1,175	$2,524
Class R Shares	$172	$533	$918	$1,998

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Marsico International Opportunities Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.80% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Marsico Capital Management, LLC

Marsico is the Fund’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of March 31, 2007, had approximately $87.9 billion in assets under management.

15

Management of the Fund

Marsico Portfolio Managers

James G. Gendelman is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

James G. Gendelman

Service with the Fund since August 2000

Investment experience since 1987

Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelor’s degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Marsico International Opportunities Fund	0.22%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000	none
Conversion Features	none	convert to Class A shares eight years after purchase	none	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

22

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and

Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50%	(b)	—	(b)	0.50%	(b)

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

(b)	The Fund’s Class R shares pay a distribution fee pursuant to the Fund’s distribution plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans, and

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

The Transfer Agent also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test or any of the other requirements that the Fund must meet in order to qualify for treatment as a regulated investment company under the Internal Revenue Code. See Distributions and Taxes fore more information.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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Choosing a Share Class

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

28

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

29

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

30

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

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Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in

32

Buying, Selling and Exchanging Shares

which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of

33

Buying, Selling and Exchanging Shares

available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your

35

Buying, Selling and Exchanging Shares

purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

36

Buying, Selling and Exchanging Shares

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

37

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

38

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Because the Fund is an international/global equity fund, if at the end of the taxable year more than 50% of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

39

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico International Opportunities Fund – Class A Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$14.67		$11.41		$11.05		$6.93	$8.32	$8.01
Income from Investment Operations
Net Investment Income (Loss)(c)	—	(d)	0.09		0.05		— (d)	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.38		3.74		0.51		4.20	(1.40)	0.32
Total from Investment Operations	1.38		3.83		0.56		4.20	(1.39)	0.31
Less Distributions Declared to Shareholders
From Net Investment Income	(0.04)		(0.10)		(0.04)		—	—	—
From Net Realized Gains	(1.16)		(0.47)		(0.16)		(0.08)	—	—
Total Distributions Declared to Shareholders	(1.20)		(0.57)		(0.20)		(0.08)	—	—
Redemption Fees:
Redemption Fees Added to Paid-In-Capital	—	(d)	—	(d)	—	(d)	— (d)	—	—
Net Asset Value, End of Period	$14.85		$14.67		$11.41		$11.05	$6.93	$8.32
Total Return(e)	10.52	%(f)	35.26%		5.24%		60.87%	(16.71%)	3.87%
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(g)	1.40	%(h)	1.34%		1.37%		1.42%	1.73%	1.67%
Interest Expense	—	%(h)(i)	—	%(i)	—	%(i)	—	—	—	%(i)
Net Expenses(g)	1.40	%(h)	1.34%		1.37%		1.42%	1.73%	1.67%
Net Investment Income (Loss)	(0.03	%)(h)	0.74%		0.47%		(0.04%)	0.33%	(0.33%)
Waiver/Reimbursement	—		—		—		—	0.32%	2.60%
Portfolio Turnover Rate	109	%(f)	118%		165%		121%	193%	307%
Net Assets, End of Period (000’s)	$452,047		$150,043		$52,794		$19,785	$2,272	$1,526

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

40

Financial Highlights

Columbia Marsico International Opportunities Fund – Class B Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$14.17		$11.05		$10.75	$6.79	$8.22	$7.97
Income from Investment Operations
Net Investment Income (Loss)(c)	(0.08)		0.01		(0.03)	(0.07)	(0.04)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.30		3.59		0.49	4.11	(1.39)	0.32
Total from Investment Operations	1.22		3.60		0.46	4.04	(1.43)	0.25
Less Distributions Declared to Shareholders
From Net Investment Income	—		(0.01)		—	—	—	—
From Net Realized Gains	(1.16)		(0.47)		(0.16)	(0.08)	—	—
Total Distributions Declared to Shareholders	(1.16)		(0.48)		(0.16)	(0.08)	—	—
Redemption Fees:
Redemption Fees Added to Paid-In-Capital	—	(d)	—	(d)	— (d)	— (d)	—	—
Net Asset Value, End of Period	$14.23		$14.17		$11.05	$10.75	$6.79	$8.22
Total Return(e)	9.76	%(f)	34.22%		4.45%	59.77%	(17.40%)	3.14%
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(g)	2.15	%(h)	2.09%		2.12%	2.17%	2.48%	2.42%
Interest Expense	—	%(h)(i)	—	%(i)	—	—	—	—	%(i)
Net Expenses(g)	2.15	%(h)	2.09%		2.12%	2.17%	2.48%	2.42%
Net Investment Income (Loss)	(0.63	%)(h)	0.12%		(0.28%)	(0.79%)	(0.42%)	(1.08%)
Waiver/Reimbursement	—		—		—	—	0.32%	2.60%
Portfolio Turnover Rate	109	%(f)	118%		165%	121%	193%	307%
Net Assets, End of Period (000’s)	$40,953		$28,883		$16,618	$8,905	$2,782	$1,951

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

41

Financial Highlights

Columbia Marsico International Opportunities Fund – Class C Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$14.18		$11.05		$10.75	$6.80	$8.22	$7.97
Income from Investment Operations
Net Investment Income (Loss)(c)	(0.09)		0.01		(0.03)	(0.07)	(0.05)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.31		3.60		0.49	4.10	(1.37)	0.32
Total from Investment Operations	1.22		3.61		0.46	4.03	(1.42)	0.25
Less Distributions Declared to Shareholders
From Net Investment Income	—		(0.01)		—	—	—	—
From Net Realized Gains	(1.16)		(0.47)		(0.16)	(0.08)	—	—
Total Distributions Declared to Shareholders	(1.16)		(0.48)		(0.16)	(0.08)	—	—
Redemption Fees:
Redemption Fees Added to Paid-In-Capital	—	(d)	—	(d)	— (d)	— (d)	—	—
Net Asset Value, End of Period	$14.24		$14.18		$11.05	$10.75	$6.80	$8.22
Total Return(e)	9.76	%(f)	34.32%		4.45%	59.53%	(17.27%)	3.14%
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(g)	2.15	%(h)	2.09%		2.12%	2.17%	2.48%	2.42%
Interest Expense	—	%(h)(i)	—	%(i)	—	—	—	—	%(i)
Net Expenses(g)	2.15	%(h)	2.09%		2.12%	2.17%	2.48%	2.42%
Net Investment Income (Loss)	(0.69	%)(h)	0.05%		(0.28%)	(0.79%)	(0.42%)	(1.08%)
Waiver/Reimbursement	—		—		—	—	0.32%	2.60%
Portfolio Turnover Rate	109	%(f)	118%		165%	121%	193%	307%
Net Assets, End of Period (000’s)	$86,563		$46,365		$19,530	$8,331	$869	$869

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

42

Financial Highlights

Columbia Marsico International Opportunities Fund – Class R Shares

	Period Ended February 28, 2007(a)	Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$14.67	$13.76
Income from Investment Operations
Net Investment Income (Loss)(c)	(0.17)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.51	0.92
Total from Investment Operations	1.34	0.91
Less Distributions Declared to Shareholders
From Net Investment Income	(0.01)	—
From Net Realized Gains	(1.16)	—
Total Distributions Declared to Shareholders	(1.17)	—
Redemption Fees:
Redemption Fees Added to Paid-In-Capital	— (d)	— (d)
Net Asset Value, End of Period	$14.84	$14.67
Total Return(e)(f)	10.25%	6.61%
Ratios to Average Net Assets/Supplemental Data
Operating Expenses(g)(h)	1.65%	1.64%
Interest Expenses(h)(i)	—%	—%
Net Expenses(g)(h)	1.65%	1.64%
Net Investment Loss(h)	(1.26%)	(0.30%)
Waiver/Reimbursement	—	—
Portfolio Turnover Rate(f)	109%	118%
Net Assets, End of Period (000’s)	$2,037	$11

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class R shares commenced operations on January 23, 2006.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

43

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico International Opportunities Fund – Class A Shares

Maximum Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.44%	-2.39%	(b)	$9,760.53	$713.14
2	10.25%	1.44%	1.08%		$10,108.00	$143.05
3	15.76%	1.44%	4.68%		$10,467.85	$148.15
4	21.55%	1.44%	8.41%		$10,840.51	$153.42
5	27.63%	1.44%	12.26%		$11,226.43	$158.88
6	34.01%	1.44%	16.26%		$11,626.09	$164.54
7	40.71%	1.44%	20.40%		$12,039.98	$170.40
8	47.75%	1.44%	24.69%		$12,468.60	$176.46
9	55.13%	1.44%	29.12%		$12,912.48	$182.74
10	62.89%	1.44%	33.72%		$13,372.17	$189.25
Total Gain After Fees and Expenses					$3,372.17
Total Annual Fees and Expenses Paid						$2,200.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

44

Hypothetical Fees and Expenses

Columbia Marsico International Opportunities Fund – Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.19%	2.81%	$10,281.00	$222.08
2	10.25%	2.19%	5.70%	$10,569.90	$228.32
3	15.76%	2.19%	8.67%	$10,866.91	$234.73
4	21.55%	2.19%	11.72%	$11,172.27	$241.33
5	27.63%	2.19%	14.86%	$11,486.21	$248.11
6	34.01%	2.19%	18.09%	$11,808.97	$255.08
7	40.71%	2.19%	21.41%	$12,140.81	$262.25
8	47.75%	2.19%	24.82%	$12,481.96	$269.62
9	55.13%	1.44%	29.26%	$12,926.32	$182.94
10	62.89%	1.44%	33.86%	$13,386.50	$189.45
Total Gain After Fees and Expenses				$3,386.50
Total Annual Fees and Expenses Paid					$2,333.91

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Marsico International Opportunities Fund – Class C Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.19%	2.81%	$10,281.00	$222.08
2	10.25%	2.19%	5.70%	$10,569.90	$228.32
3	15.76%	2.19%	8.67%	$10,866.91	$234.73
4	21.55%	2.19%	11.72%	$11,172.27	$241.33
5	27.63%	2.19%	14.86%	$11,486.21	$248.11
6	34.01%	2.19%	18.09%	$11,808.97	$255.08
7	40.71%	2.19%	21.41%	$12,140.81	$262.25
8	47.75%	2.19%	24.82%	$12,481.96	$269.62
9	55.13%	2.19%	28.33%	$12,832.71	$277.20
10	62.89%	2.19%	31.93%	$13,193.30	$284.98
Total Gain After Fees and Expenses				$3,193.30
Total Annual Fees and Expenses Paid					$2,523.70

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

45

Hypothetical Fees and Expenses

Columbia Marsico International Opportunities Fund – Class R Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.69%	3.31%	$10,331.00	$171.80
2	10.25%	1.69%	6.73%	$10,672.96	$177.48
3	15.76%	1.69%	10.26%	$11,026.23	$183.36
4	21.55%	1.69%	13.91%	$11,391.20	$189.43
5	27.63%	1.69%	17.68%	$11,768.25	$195.70
6	34.01%	1.69%	21.58%	$12,157.78	$202.17
7	40.71%	1.69%	25.60%	$12,560.20	$208.87
8	47.75%	1.69%	29.76%	$12,975.94	$215.78
9	55.13%	1.69%	34.05%	$13,405.45	$222.92
10	62.89%	1.69%	38.49%	$13,849.17	$230.30
Total Gain After Fees and Expenses				$3,849.17
Total Annual Fees and Expenses Paid					$1,997.81

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

46

Columbia Marsico International Opportunities Fund

For More Information

You’ll find more information about Columbia Marsico International Opportunities Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Marisco International Opportunities Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132410-0707

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Marsico International Opportunities Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Marsico International Opportunities Fund (the Fund), which is one of the international/global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as, some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Fund, but retains general investment management responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico International Opportunities Fund

FUNDimensions™
Columbia Marsico International Opportunities Fund
Investment Objective:	Long-term growth of capital
Investment Style:	Large Cap Growth
Benchmark:	MSCI EAFE® Index
Ticker Symbols:	Class Z: NMOAX
Principal Risks:	Investment strategy risk Market risk Growth securities risk Foreign securities risk Emerging market securities risk Derivatives risk Frequent trading risk

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

   Investment Objective

The Fund seeks long-term growth of capital.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of foreign companies. The Fund may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States and generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest in common stocks of companies operating in emerging market countries.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are believed to offer long-term growth potential. However, the Fund’s portfolio also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Fund on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico also may examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, Marsico

5

Columbia Marsico International Opportunities Fund

seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when one of their investments performs well, or relatively lower returns when an investment performs poorly.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

6

Columbia Marsico International Opportunities Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the

7

Columbia Marsico International Opportunities Fund

Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes, which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

8

Columbia Marsico International Opportunities Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2007: 0.72%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	20.20%
Worst:	3rd quarter 2001:	–18.18%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Marsico International Opportunities Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the MSCI EAFE® Index, an unmanaged, capitalization weighted index that measures the performance of companies in developed markets outside of the United States and Canada, including European, Australasian and Far Eastern markets. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class Z shares returns before taxes	23.69%	17.71%	9.69%
Class Z shares returns after taxes on distributions	21.57%	16.91%	9.10%
Class Z shares returns after taxes on distributions and sale of Fund shares	16.62%	15.29%	8.23%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)	26.34%	14.98%	6.23%

(a)	The inception date of the Fund’s Class Z shares is August 1, 2000.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Marsico International Opportunities Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Marsico International Opportunities Fund

Shareholder Fees (paid directly from your investment)

	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee, as a % of total redemption proceeds	2.00%	(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(b)	1.02%
Other expenses(c)	0.17%
Acquired fund fees and expenses(d)	—
Total annual Fund operating expenses(e)	1.19%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See About Class Z Shares – Redemption Fees for details.

(b)	The Fund pays investment advisory fees of 0.80% and an administration fee of 0.22%.

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)	Amount is less than 0.01% and is included in other expenses.

(e)

The Advisor and/or some of the Fund’s other service providers have agreed to limit total annual operating expenses to 1.50% for Class Z shares until June 30, 2008. There is no guarantee that this limitation will continue after June 30, 2008.

12

Columbia Marsico International Opportunities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$121	$378	$654	$1,443

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Marsico International Opportunities Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates are entitled to receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 Billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.80% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2007.

Marsico Capital Management, LLC

Marsico is the Fund’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of March 31, 2007, had approximately $87.9 billion in assets under management.

15

Management of the Fund

Marsico Portfolio Managers

James G. Gendelman is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

James G. Gendelman

Service with the Fund since August 2000

Investment experience since 1987

Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelor’s degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico International Opportunities Fund	0.22%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

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the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

18

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

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About Class Z Shares

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

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shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans, and

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

The Transfer Agent also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test or any of the other requirements that the Fund must meet in order to qualify for treatment as a regulated investment company under the Internal Revenue Code. See Distributions and Taxes fore more information.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

21

About Class Z Shares

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

22

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

23

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

24

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

25

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked

26

Buying, Selling and Exchanging Shares

accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is

27

Buying, Selling and Exchanging Shares

identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

28

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

29

Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the

30

Buying, Selling and Exchanging Shares

Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

31

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

32

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal excise tax. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally makes cash distributions within five business days after the end of the month, quarter or year in which the distribution was determined. If you sell all of your shares after the record date, but before the payment date, for a distribution you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

33

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Because the Fund is an international/global equity fund, if at the end of the taxable year more than 50% of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

34

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico International Opportunities Fund – Class Z Shares

	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period	$14.83		$11.53		$11.15	$6.98	$8.36	$8.03
Income from Investment Operations
Net Investment Income (Loss)(c)	0.05		0.13		0.08	0.02	0.04	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.39		3.77		0.52	4.24	(1.42)	0.34
Total from Investment Operations	1.44		3.90		0.60	4.26	(1.38)	0.33
Less Distributions Declared to Shareholders
From Net Investment Income	(0.07)		(0.13)		(0.06)	(0.01)	—	—
From Net Realized Gains	(1.16)		(0.47)		(0.16)	(0.08)	—	—
Total Distributions Declared to Shareholders	(1.23)		(0.60)		(0.22)	(0.09)	—	—
Redemption Fees:
Redemption Fees Added to Paid-In-Capital	—	(d)	—	(d)	— (d)	— (d)	—	—
Net Asset Value, End of Period	$15.04		$14.83		$11.53	$11.15	$6.98	$8.36
Total Return(e)	10.81	%(f)	35.53%		5.55%	61.25%	(16.51%)	4.11%
Ratios to Average Net Assets/ Supplemental Data
Operating Expenses(g)	1.15	%(h)	1.09%		1.12%	1.17%	1.48%	1.42%
Interest Expense	—	%(h)(i)	—	%(i)	—	—	—	—	%(i)
Net Expenses(g)	1.15	%(h)	1.09%		1.12%	1.17%	1.48%	1.42%
Net Investment Income (loss)	0.37	% (h)	1.08%		0.72%	0.21%	0.58%	(0.08%)
Waiver/Reimbursement	—		—		—	—	0.32%	2.60%
Portfolio Turnover Rate	109	%(f)	118%		165%	121%	193%	307%
Net Assets, End of Period (000’s)	$2,322,301		$1,744,737		$881,889	$509,262	$95,093	$2,700

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico International Opportunities Fund – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.19%	3.81%	$10,381.00	$121.27
2	10.25%	1.19%	7.77%	$10,776.52	$125.89
3	15.76%	1.19%	11.87%	$11,187.10	$130.68
4	21.55%	1.19%	16.13%	$11,613.33	$135.66
5	27.63%	1.19%	20.56%	$12,055.80	$140.83
6	34.01%	1.19%	25.15%	$12,515.12	$146.20
7	40.71%	1.19%	29.92%	$12,991.95	$151.77
8	47.75%	1.19%	34.87%	$13,486.94	$157.55
9	55.13%	1.19%	40.01%	$14,000.80	$163.55
10	62.89%	1.19%	45.34%	$14,534.23	$169.78
Total Gain After Fees and Expenses				$4,534.23
Total Annual Fees and Expenses Paid					$1,443.18

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Notes

37

Notes

38

Columbia Marsico International Opportunities Fund

For More Information

You’ll find more information about Columbia Marsico International Opportunities Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Marsico International Opportunities Fund

Prospectus, July 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132308-0707

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

July 1, 2007

International/Global Equity Funds
Columbia Global Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated July 1, 2007. The most recent annual reports for the Funds, which include the Funds’ audited financial statements dated February 28, 2007, are incorporated by reference into this SAI.

Copies of any Fund’s current prospectus and annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds website at www.columbiafunds.com.

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SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. Investors nevertheless may find the information important and helpful. The SAI expands discussions of the matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of federal income tax laws.

If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administration Agreement	The administration agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Advisors, LLC

Advisor	Columbia Management Advisors, LLC

AMEX	American Stock Exchange

BAI	Banc of America Investment Services, Inc.

BAS	Banc of America Securities LLC

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

Brandes	Brandes Investment Partners, L.P., the investment sub-advisor to certain of the Funds

Causeway	Causeway Capital Management LLC, the investment sub-advisor to certain of the Funds

CFTC	Commodity Futures Trading Commission

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

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Glossary

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc., as that term is defined under Item 12 of Form N-1A

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.

Custodian	State Street Bank and Trust Company

Distributor	Columbia Management Distributors, Inc.

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

Global Value Fund	Columbia Global Value Fund

GNMA	Government National Mortgage Association

Independent Trustees	The Trustees of the Board who are not “interested persons” of the Fund as defined in the 1940 Act

International/Global Equity Fund(s)	One or more of the international/global equity funds in the Columbia Funds Family

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor

Investment Sub-Advisory Agreement	The investment sub-advisory agreement among the Trust on behalf of the Fund(s), the Advisor and a Fund’s investment sub-advisor(s), as the context may require

IRS	United States Internal Revenue Service

LIBOR	London Interbank Offered Rate

Marsico	Marsico Capital Management, LLC, the investment sub-advisor to certain of the Funds

Marsico International Opportunities Fund	Columbia Marsico International Opportunities Fund

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Moody’s	Moody’s Investors Service, Inc.

Multi-Advisor International Equity Fund	Columbia Multi-Advisor International Equity Fund

NASDAQ	National Association of Securities Dealers Automated Quotations system

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Principal Underwriter	Columbia Management Distributors, Inc.

REIT	Real estate investment trust

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

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Glossary

SEC	United States Securities and Exchange Commission

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

SMBS	Stripped mortgage-backed securities

Transfer Agent	Columbia Management Services, Inc.

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Services, Inc.

The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

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ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and had approximate total assets in excess of $347.4 billion as of March 31, 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On that same day, the names of the Funds were changed as follows: Nations Global Value Fund to Columbia Global Value Fund, Nations Marsico International Opportunities Fund to Columbia Marsico International Opportunities Fund and Nations International Equity Fund to Columbia Multi-Advisor International Equity Fund.

Each of the Funds is a diversified series of the Trust, which is an open-end management investment company. Each of the Funds has a fiscal year end of February 28. Prior to August 2006, each Fund had a fiscal year end of March 31.

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ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the investment of more than 10% of a Fund’s assets) and related principal investment risks for each Fund are discussed in each Fund’s prospectus.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except each Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that each Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

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5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Policies

1.	The Funds may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of a Fund are purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such Fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	Each Fund may not invest more than 15% of its net assets in illiquid securities.

3.	The Funds may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Advisor may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, each Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

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Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest, including those described in the Funds’ prospectuses. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund generally invests no more than 10% of the Fund’s assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Additional information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	Global Value Fund	Marsico International Opportunities Fund	Multi-Advisor International Equity Fund
Asset-Backed Securities	✓	✓	✓
Bank Obligations	✓	✓	✓
Common Stock	✓	✓	✓
Convertible Securities	✓	✓	✓
Corporate Debt Securities	✓	✓	✓
Derivatives	✓	✓	✓
Index or Linked Securities	✓	✓	✓
Futures Contracts	✓	✓	✓
Options on Futures Contracts	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓
Swap Agreements	✓	✓	✓
Dollar Rolls	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓
Foreign Securities	✓	✓	✓
Guaranteed Investment Contracts	✓	✓	✓
Illiquid Securities	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓
Money Market Instruments	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓
Other Investment Companies	✓	✓	✓
Participation Interests		✓	✓
Preferred Stock	✓	✓	✓
Private Placement and Other Securities	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓
Repurchase Agreements	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓
Stripped Securities	✓	✓	✓

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Permissible Fund Investments

Investment Type	Global Value Fund	Marsico International Opportunities Fund	Multi-Advisor International Equity Fund
Structured Products and Linked Securities	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓
Warrants and Rights	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that are convertible to cash over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The securitization trust issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then must be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. For purposes of any applicable investment policies with respect to bank obligations, the assets of a bank or savings institution may, if certain conditions are satisfied, be deemed to include the assets of its domestic and foreign branches.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of

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financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to a Fund payments at negotiated, floating or fixed interest rates.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high-levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded, on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses the risks applicable to investing in a particular type of company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of those companies’ common stocks to decline.

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Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities usually are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity to 390 days. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by NRSROs as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

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Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by NRSROs generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

General

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants; swap agreements and swaptions. For more information about each these derivatives, see the sections in this SAI that describe them.

A Fund may use derivatives for a variety of reasons, including: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or interest rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or interest rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are standardized contracts that generally can be bought and sold easily, and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one hedging technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

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Index or Linked Securities

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Advisor believes that indexed and inverse floating obligations represent flexible portfolio management instruments that allow a Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

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Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators less often own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the Commodity Exchange Act (CEA), and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying instrument) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities (stock index futures contracts do not permit delivery of securities), the contracts usually are closed out before the settlement date

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without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

In addition, there is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution of special procedures by exchanges, which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates

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are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index (the Index). This Index is composed of forty term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The forty prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

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Successful use of index futures by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.
There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Index Futures Contracts and Options on Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

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There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

A primary difference between stock options and stock index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as

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well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, a Fund will treat dealer options as subject to a Fund’s limitation on illiquid securities.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to

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bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund intends to enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s Prospectus) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

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Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities or an index. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

The Advisor does not believe that a Fund’s obligations under swap agreements are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may

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be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to a Fund). In connection with credit default swaps in which a Fund is the buyer, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to a Fund’s exposure (any accrued but unpaid net amounts owed by a Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to a Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of a Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Equity swaps are derivative instruments and their values can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued

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on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and lower price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Using dollar rolls presents certain risks. Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

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A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. If the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are “foreign” based on an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Foreign securities also may include securities of Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain (PFIC tax) related to the investment, which will be allocated over the period that a Fund is invested in a PFIC. The PFIC tax is the highest ordinary income tax rate in effect for any period multiplied by the portion of the excess distribution allocated to such period, and it could be increased by an interest charge on the deemed tax deferral. A Fund may elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs, which in many cases may be difficult to obtain. An alternative election would permit a Fund to recognize as income any appreciation (and, to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year.

Investing in foreign securities is subject to certain risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from

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adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by the Fund pursuant to the SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Low and Below Investment Grade Securities

Low and below investment grade securities are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., any rating lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

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Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated of securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is significantly greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The securitization trust issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. The securities, in turn, are either privately placed or publicly offered.

Mortgage-backed securities may be issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-

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owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Other Investment Companies

Investing in other investment companies is a manner in which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by the company as a whole. Such other investment companies may include exchange-traded funds (ETFs) which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Under the 1940 Act and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest, which are discussed below. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

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Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to gain exposure to a type of security to which it would not otherwise have had access, or to be fully invested, there are potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on a Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF is based. ETFs also are subject to the risk that their prices may not correlate perfectly to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “repackaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

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•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P; municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that ‘unfail’ the process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Securities

Private placement securities are securities that have been privately placed and that are eligible for sale only to certain qualified investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often “restricted” and cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

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Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Investing in REITs is subject to certain risks. For example, REITs may be subject to certain risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements with only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Using repurchase agreements is subject to certain risks. Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

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Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Using reverse repurchase agreements is subject to certain risks. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are derivatives that evidence ownership in either the future interest or principal payments on an instrument. Stripped securities typically are products of brokerage houses and the U.S. Government, and there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended, and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

Structured Products and Linked Securities

Structured products are types of derivative securities that may have various combinations of equity and debt characteristics. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Linked securities are a type of structured product. Index-linked, equity-linked, currency-linked and other types of linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than a typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas.

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Index-linked securities include issues such as S&P Depositary Receipt (SPDR), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products generally are of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured securities. Structured products typically are sold in private placement transactions and may have a limited trading market.

Investments in “linked” securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

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U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Investing in warrants and rights is subject to certain risks. Warrants and rights may be subject to the risk that the purchaser could lose the purchase value of such securities. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

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Engaging in when-issued, delayed delivery and forward commitment transactions is subject to certain risks. There are the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. Among the most common are zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist and operate on the same principle as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks. The market prices of zero-coupon, pay-in-kind step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are the most volatile of all fixed income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33  1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33  1/3% limitation.

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The Funds participate in committed and uncommitted lines of credit provided by State Street Bank and Trust Company (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended February 28, 2007.

As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Under the uncommitted line of credit, as opposed to the committed line of credit, State Street Bank and Trust Company is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

Short Sales

A Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow the security. A Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund will sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above. However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the

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short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

A Fund’s successful use of short sales also will be subject to the ability of the Advisor correctly to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. Subject to its investment policies described above and in the prospectus, a Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans are made pursuant to agreements that require that loans be secured continuously by collateral in cash or short-term debt obligations at least equal to the value of the securities loaned. A Fund retains all or a portion of the interest received on investment of cash collateral, or receives a fee from the borrower where collateral is provided in the form of short-term debt obligations. A borrower will pay to a Fund an amount equal to any dividends or interest received on securities loaned, but a Fund typically will pay for lending fees and related expenses from interest earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

Engaging in securities lending is subject to certain risks. Securities lending generally is subject to counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

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Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that Columbia Funds portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds website, if applicable, or (ii) the time a Columbia Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described below do not apply to the Columbia Fund(s) covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Columbia Funds website. This information is available on the Columbia Funds website as described below.

•	For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Columbia Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Columbia Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’ portfolios, as of month-end on their website, generally within 15 days after such month-end. The equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income Columbia Funds post their top 5-15 holdings.

The scope of the information that is made available on the Columbia Funds website pursuant to the Columbia Funds policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice.

The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

With respect to variable insurance trusts in the Columbia Funds Family, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

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The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President and Chief Executive Officer authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the Columbia Funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President and Chief Executive Officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc
Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc
JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly
Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letter and management’s discussion of Columbia Fund performance.	Quarterly
Data Communique	None	Use to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly
Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily
Factset Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor.	Daily
RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly
Merrill and Bowne	None	Access as printers for the Columbia Funds’ prospectuses, supplements and SAIs.	Monthly
Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly
Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily
Mellon Analytical Solutions	None	Use to provide portfolio characteristics to assist in performance reviews and reporting.	Monthly
Eagle Investment Systems Corp./ FT Interactive Systems Corp	None	Eagle is the Portfolio Accounting System for Causeway Capital Management LLC, the investment sub-advisor to certain of the Funds (Causeway).	Daily
Bloomberg Trade Order Management System	None	Bloomberg is the portfolio trading system for Causeway; holdings data needs is loaded into Bloomberg.	Daily
Institutional Shareholder Services (ISS)	None	ISS is a proxy voting research and record keeping service used by Causeway to vote proxies for certain of the Funds. ISS needs the portfolio holdings to provide Causeway with proxy ballots, research and record keeping services so that Causeway may timely and accurately vote and record proxies for certain of the Funds.	Daily
Cogent Consulting LLC	None	To facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily
Moody’s Investors Service	None	Ongoing portfolio surveillance for ratings they maintain on the Money Market Funds.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Global Value Fund
Advisory Fee Paid	$2,935,901	$3,409,435	$3,565,099
Amount Waived by the Advisor	—	—	—
Amount Reimbursed by the Advisor	—	—	—

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Advisory Fees Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006		Fiscal Year Ended March 31, 2005
Marsico International Opportunities Fund
Advisory Fee Paid	$17,063,949	$11,179,126		$6,149,883
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	—	—		—
Multi-Advisor International Equity Fund
Advisory Fee Paid	$11,958,713	$9,737,323		$7,886,345
Amount Waived by the Advisor	—	—		$579,256
Amount Reimbursed by the Advisor	—	$915,341	*	—

*	These fees were reimbursed by the Advisor in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

Portfolio Manager(s)

Compensation

As of the Funds’ most recent fiscal year end, the Advisor’s portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is largely determined by assets under management.

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

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A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/ dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. More rarely, a portfolio manager may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Sub-Advisor(s) and Investment Sub-Advisory Services

Marsico

Marsico is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico was organized in September 1997 as a registered investment advisor, became a wholly owned indirect subsidiary of Bank of America in January 2001 and is an affiliate of the Advisor. Marsico provides investment management services to other mutual funds and private accounts and, as of March 31, 2007, had approximately $87.9 billion under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico is the investment sub-advisor to Marsico International Opportunities Fund and a portion of the Multi-Advisor International Equity Fund.

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Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Marsico selects and manages the respective investments of the Funds for which it serves as investment sub-advisor. Marsico performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of Marsico’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Marsico shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor, from the investment advisory fees it receives, pays Marsico for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The maximum advisory fee rate payable by each Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by a Fund last fiscal year, are shown in the Funds’ prospectuses in the section entitled Management of the Fund – Primary Service Providers. Sub-advisory fees paid to affiliated investment sub-advisors are not required to be shown. Accordingly, the sub-advisory rates for and sub-advisory fees paid to Marsico are not shown.

Marsico Portfolio Manager(s)

The following provides additional information about the Marsico portfolio manager(s) who are responsible for making the day-to-day investment decisions for certain of the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Marsico portfolio manager(s) who are responsible for the Fund(s) are:

Marsico Portfolio Manager(s)

Portfolio Manager	Fund
James G. Gendelman	Marsico International Opportunities Fund
James G. Gendelman	Multi-Advisor International Equity Fund

Compensation

Marsico’s portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Gendelman’s compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico. In addition to his salary and bonus, Mr. Gendelman may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

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Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Marsico portfolio manager(s) managed, as of February 28, 2007.

Other Accounts Managed by the Marsico Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
James G. Gendelman (a)	18	$7.9 billion	—	—	10	$1.2 billion
James G. Gendelman (b)	18	$9.6 billion	—	—	10	$1.2 billion

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Marsico International Opportunities Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Multi-Advisor International Equity Fund.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the Marsico portfolio manager(s) compensation is based on performance, as of February 28, 2007.

Other Accounts Managed by the Marsico Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
James G. Gendelman (a)	—	—	—	—	—	—
James G. Gendelman (b)	—	—	—	—	—	—

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Marsico International Opportunities Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Multi-Advisor International Equity Fund.

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Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Marsico portfolio manager(s), as of February 28, 2007.

Marsico Portfolio Manager Ownership of the Columbia Funds Family as of February 28, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
James G. Gendelman	Marsico International Opportunities Fund	None
	Multi-Advisor International Equity Fund	None

Marsico Portfolio Managers and Potential Conflicts of Interest

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

Brandes

Brandes is the investment sub-advisor to Global Value Fund. Brandes is 100% beneficially owned either directly or indirectly, by senior professionals of the firm. The principal offices of Brandes are located at 11988 El Camino Real, Suite 500, San Diego, California 92130. As of March 31, 2007, Brandes had approximately $120 billion under management.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Brandes selects and manages the respective investments of each Fund for which it serves as investment sub-advisor. Brandes performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of Brandes’ obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Brandes shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

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The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor, from the investment advisory fees it receives, pays Brandes for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The maximum advisory fee rate payable by each Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by each Fund last fiscal year, is shown in each Fund’s prospectus in the section entitled Management of the Fund – Primary Service Providers.

Brandes received sub-advisory fees from the Advisor for its services as reflected in the following chart, which shows the sub-advisory fees paid to Brandes, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal periods.

Sub-Advisory Fees Paid to Brandes

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Global Value Fund	$1,630,274	$1,894,503	$1,978,820

Brandes Portfolio Manager(s)

The following provides additional information about the Brandes portfolio manager(s) who are responsible for making the day-to-day investment decisions for certain of the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Brandes portfolio manager(s) who are responsible for the Fund(s) are:

Brandes Portfolio Manager(s)

Portfolio Manager	Fund
W. James Brown	Global Value Fund
Glenn R. Carlson	Global Value Fund
Keith Colestock	Global Value Fund
Brent V. Woods	Global Value Fund
Amelia M. Morris	Global Value Fund
Brent Fredberg	Global Value Fund

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Compensation

Brandes’ compensation structure for portfolio managers/analysts is three-fold: competitive base salaries, participation in an annual bonus plan, and eligibility for participation in the firm’s equity through partnership or phantom equity. Compensation is fixed. Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria. The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Brandes portfolio manager(s) managed, as of March 31, 2007.

Other Accounts Managed by the Brandes Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
W. James Brown	7	$11.9 billion	32	$12.6 billion	7,313	$85.1 billion
Glenn R. Carlson	11	$12.3 billion	54	$14.0 billion	8,521	$90.8 billion
Keith Colestock	8	$12.0 billion	39	$13.0 billion	8,048	$12.6 billion
Brent V. Woods	11	$12.3 billion	54	$14.0 billion	8,521	$90.8 billion
Amelia M. Morris	11	$12.3 billion	54	$14.0 billion	8,521	$90.8 billion
Brent Fredberg	7	$11.9 billion	32	$12.6 billion	7,313	$85.1 billion

The following table shows the number and assets of the above accounts (or portions of such accounts) for which for which the Brandes portfolio manager(s) compensation is based on performance, as of March 31, 2007.

Other Accounts Managed by the Brandes Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
W. James Brown	—	—	—	—	17	$11.7 billion
Glenn R. Carlson	—	—	—	—	20	$12.7 billion
Keith Colestock	—	—	—	—	18	$11.7 billion
Brent V. Woods	—	—	—	—	20	$12.7 billion
Amelia M. Morris	—	—	—	—	20	$12.7 billion
Brent Fredberg	—	—	—	—	17	$11.7 billion

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Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Brandes portfolio manager(s) as of March 31, 2007.

Brandes Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
W. James Brown	Global Value Fund	None
Glenn R. Carlson	Global Value Fund	None
Keith Colestock	Global Value Fund	None
Brent V. Woods	Global Value Fund	None
Ameila M. Morris	Global Value Fund	None
Brent Fredberg	Global Value Fund	None

Brandes Portfolio Managers and Potential Conflicts of Interest

For a small number of accounts, Brandes may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Brandes with regard to other accounts where the Advisor is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where Brandes might share in investment gains. In order to address these potential conflicts, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts. Additionally, Brandes’ internal controls are tested on a routine schedule as part of the firm’s Compliance Monitoring Program.

It is possible that at times identical securities will be held by more than one fund and/or account. If the Large Cap Investment Committee identifies a limited investment opportunity that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Brandes has adopted procedures for allocating portfolio transactions across multiple accounts. For client accounts, including the Fund, that are able to participate in aggregated transactions, Brandes utilizes a rotational trading system to execute client transactions in order to provide, over the long-run, fair treatment for each client account.

Members of the Large Cap Investment Committee may invest in a fund or other account that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts. In order to address this potential conflict, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts.

Causeway

Causeway is co-investment sub-advisor to approximately half of the assets of Multi-Advisor International Equity Fund. Causeway is a registered investment advisor with approximately $18.6 billion in assets under management as of March 31, 2007. Causeway has its principal offices at 11111 Santa Monica Boulevard, Suite 1500, Los Angeles, CA 90025.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Causeway selects and manages the respective investments of each Fund for which it serves as investment sub-advisor. Causeway performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

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Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of Causeway’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Causeway shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor, from the investment advisory fees it receives, pays Causeway for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The maximum advisory fee rate payable by each Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by each Fund last fiscal year, is shown in each Fund’s prospectus in the section entitled Management of the Fund – Primary Service Providers.

Causeway received sub-advisory fees from the Advisor for its services as reflected in the following chart, which shows the sub-advisory fees paid to Causeway, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal periods. Sub-advisory fees paid to affiliated sub-advisors are not required to be shown; accordingly, sub-advisory fees paid to Marsico on behalf of the Multi-Advisor International Equity Fund are not shown separately.

Sub-Advisory Fees Paid to Causeway

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Multi-Advisor International Equity Fund	$4,067,830	$3,212,964	$2,033,622

Causeway Portfolio Manager(s)

The following provides additional information about the Causeway portfolio manager(s) who are responsible for making the day-to-day investment decisions for certain of the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Causeway portfolio manager(s) who are responsible for the Fund(s) are:

Causeway Portfolio Manager(s)

Portfolio Manager	Fund
Harry W. Hartford	Multi-Advisor International Equity Fund
Sarah H. Ketterer	Multi-Advisor International Equity Fund
James A. Doyle	Multi-Advisor International Equity Fund
Kevin V. Durkin	Multi-Advisor International Equity Fund
Jonathan P. Eng	Multi-Advisor International Equity Fund

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Compensation

Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salary and are entitled, as controlling owners of the firm, to distributions of the firm’s profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng and Durkin receive salary, incentive compensation and distributions of firm profits based on their minority ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the portion of the Multi-Advisor International Equity Fund that is managed by Causeway or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Causeway portfolio manager(s) managed, as of February 28, 2007.

Other Accounts Managed by the Causeway Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Harry W. Hartford	3	$6.318 billion	7	$1.908 billion	72	$8.037 billion
Sarah H. Ketterer	3	$6.318 billion	7	$1.908 billion	68	$8.032 billion
James A. Doyle	3	$6.318 billion	7	$1.908 billion	72	$8.028 billion
Kevin V. Durkin	3	$6.318 billion	7	$1.908 billion	65	$8.026 billion
Jonathan P. Eng	3	$6.318 billion	7	$1.908 billion	66	$8.026 billion

The following table shows the number and assets of other investment accounts (or portions of investment accounts) for which the Causeway portfolio manager(s) compensation is based on performance, as of February 28, 2007.

Other Accounts Managed by the Causeway Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Harry W. Hartford	—	—	—	—	2	$0.674 billion
Sarah H. Ketterer	—	—	—	—	2	$0.674 billion
James A. Doyle	—	—	—	—	2	$0.674 billion
Kevin V. Durkin	—	—	—	—	2	$0.674 billion
Jonathan P. Eng	—	—	—	—	2	$0.674 billion

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Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Causeway portfolio manager(s).

Causeway Portfolio Manager Ownership of the Columbia Funds Family as of February 28, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Harry W. Hartford	Multi-Advisor International Equity Fund	None
Sarah H. Ketterer	Multi-Advisor International Equity Fund	None
James A. Doyle	Multi-Advisor International Equity Fund	None
Kevin V. Durkin	Multi-Advisor International Equity Fund	None
Jonathan P. Eng	Multi-Advisor International Equity Fund	None

Causeway Portfolio Managers and Potential Conflicts of Interest

The portfolio managers at Causeway who manage the portion of the Multi-Advisor International Equity Fund that is managed by Causeway (the Causeway Portfolio) also provide investment management services to other accounts, including corporate, pension, public, Taft-Hartley, endowment and foundation, mutual fund, charitable, private trust, wrap fee program, other institutional accounts and their own personal accounts (collectively, Other Accounts). In managing the Other Accounts, the portfolio managers may employ an investment strategy similar to that used in managing the Causeway Portfolio, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Causeway Portfolio that they may also recommend to Other Accounts. The portfolio managers may at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts may pay higher management fee rates than the Causeway Portfolio or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in Causeway International Value Fund and/or Causeway Emerging Markets Fund, which are managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway’s equity and Messrs. Doyle, Eng and Durkin have minority interests in Causeway’s equity.

Actual or potential conflicts of interest may arise from the Causeway Portfolio portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

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Administration Fee Rates and Fees Paid

The Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates

Fund	Administration Fee Rate, as a % of Average Daily Net Assets
Global Value Fund	0.17%
Marsico International Opportunities Fund	0.22%
Multi-Advisor International Equity Fund	0.17%

The Administrator received fees from the Funds for its services as reflected in the following chart, which shows the net administration fees paid to the Administrator for the three most recently completed fiscal periods. The fees shown for the fiscal year ended March 31, 2005 were paid to BACAP Distributors, the former administrator for the Funds.

Administration Fees Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Global Value Fund
Administration Fee Paid	$455,735	$607,094	$566,209
Amount Waived/Reimbursed by the Administrator	—	—	—
Marsico International Opportunities Fund
Administration Fee Paid	$4,549,435	$3,021,701	$1,256,432
Amount Waived/Reimbursed by the Administrator	—	—	—
Multi-Advisor International Equity Fund
Administration Fee Paid	$3,131,767	$2,486,178	$1,511,804
Amount Waived/Reimbursed by the Administrator	—	—	—

Pricing and Bookkeeping Services

Columbia Management Advisors, LLC is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street Bank and Trust Company of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Advisor for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the requirements of the Sarbanes-Oxley Act of 2002.

Also, effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Advisor and State Street Bank and Trust Company (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides certain financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an

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Accounting Services Agreement with the Advisor and State Street Bank and Trust Company (together with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust Company provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street Bank and Trust Company annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets. Under the State Street Agreements, the fees payable to State Street Bank and Trust Company will not exceed $140,000 annually in the aggregate for each such Fund.

Prior to December 15, 2006, the Funds had a pricing and bookkeeping agreement and an amended Administration Agreement with the Administrator. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the Funds’ prior pricing and bookkeeping agreement, the Funds paid to Columbia Management Advisors, LLC, or to such other person(s) as Columbia Management Advisors, LLC directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the Fund Accounting Fee); and (ii) a financial reporting service of $13,000 (the Financial Reporting Fee). Additionally, the Funds bore certain reimbursable costs and expenses as provided in their prior pricing and bookkeeping agreement and the Administration Agreement. The aggregate fund accounting and fund reporting fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

Columbia Management Advisors, LLC and State Street Bank and Trust Company received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street Bank and Trust Company under the Services Agreement and to Columbia Management Advisors, LLC under the Funds’ prior pricing and bookkeeping agreement and the Administration Agreement for the two most recently completed fiscal years. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by the Administrator under the Administration Agreement.

Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006 *
Global Value Fund	$109,782	$42,923
Marsico International Opportunities Fund	$151,015	$63,808
Multi-Advisor International Equity Fund	$154,418	$66,712

*	These amounts were paid to Columbia Management Advisors, LLC for the period beginning December 1, 2005 and ending March 31, 2006.

The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. is the Principal Underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own

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expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approval by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows all commissions and other compensation received by the Distributor, as well as amounts the Distributor retained, during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Funds and Retained by the Distributor

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006 (a)	Fiscal Year Ended March 31, 2005
Global Value Fund
Amount Paid			$11,205,844	(b)
Class A shares	$1,598	$9,820
Amount Retained			$11,205,844	(c)
Class A shares	$152	$1,620
Class B shares	$42,386	$67,668
Class C shares	$428	$8,000
Marsico International Opportunities Fund
Amount Paid			$11,205,844	(b)
Class A shares	$1,439,844	$674,046
Amount Retained			$11,205,844	(c)
Class A shares	$201,636	$110,550
Class B shares	$46,417	$45,212
Class C shares	$15,993	$8,299
Multi-Advisor International Equity Fund
Amount Paid			$11,205,844	(b)
Class A shares	$65,641	$35,153
Amount Retained			$11,205,844	(c)
Class A shares	$10,102	$5,798
Class B shares	$2,676	$8,160
Class C shares	$1,373	$101

(a)	Amounts are rounded to the nearest $1,000.
(b)	Amount represents underwriting commissions paid to the Distributor by the Columbia Funds Complex.
(c)	Amount represents underwriting commissions retained by the Distributor from underwriting commissions paid by the Columbia Funds Complex.

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       Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity

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securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other

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advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to some of these restrictions. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other

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interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may arise. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

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The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street Bank and Trust Company, which is located at Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 acts as the Funds’ Custodian. As Custodian, State Street Bank and Trust Company is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal period ended February 28, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal period ended February 28, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for Class A shares, Class B shares, Class C shares and Class R shares of the Funds that offer those classes. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

With respect to a Fund’s Class A shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B shares of the Funds.

With respect to a Fund’s Class C shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C shares of the Funds.

With respect to a Fund’s Class R shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan, the Class C Distribution Plan and the Class R Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor

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or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Rule 12b-1 Fees Paid by the Funds for the Fiscal Period Ended February 28, 2007

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Global Value Fund
Distribution Fee	—	$217,631	$642,593	—
Service Fee	$266,776	$72,543	$214,198	—
Marsico International Opportunities Fund
Distribution Fee	—	$236,316	$457,055	$1,244
Service Fee	$577,693	$78,772	$152,352	—
Multi-Advisor International Equity Fund
Distribution Fee	—	$32,246	$22,867	$50
Service Fee	$92,431	$10,749	$7,622	—

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Expense Limitations

The Advisor (or its predecessor) and/or the Distributor has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the table below.

Fund Level Expense Commitment * - Period ending June 30, 2008

Fund
Global Value Fund **	1.40%
Marsico International Opportunities	1.50%

*	Waivers of investment advisory and/or administration fees and/or other expense reimbursements will result in the listed fund level expense commitments (excluding distribution/shareholder servicing/shareholder administration fees and the Board approved class specific account expense relating to R Shares).
**	The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

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The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds website at www.columbiafunds.com; and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Funds, the services of certain officers of the Funds and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if applicable) as are required for the proper conduct of the Funds’ affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Funds’ shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Funds.

The Funds pay or causes to be paid all other expenses of the Funds, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Funds for the safekeeping of their cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Funds; brokerage commissions chargeable to the Funds in connection with Fund securities transactions to which the Funds are a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Funds to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Funds (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Funds’ shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Funds’ shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Funds; membership dues of industry associations; interest payable on Fund borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Funds’ operation unless otherwise explicitly assumed by the Advisor or the Administrator.

Expenses of the Funds which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees have a fiduciary duty to protect shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

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Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation of the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on five occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee members are all not “interested” persons (as defined in the 1940 Act). The Governance Committee met on four occasions during the last fiscal year.

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The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee members are all not “interested” persons (as defined in the 1940 Act). The Investment Committee met on five occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per Fund basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Period Ended February 28, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees
Edward J. Boudreau, Jr.	$93,070.37	$130,900.00	(b)
William P. Carmichael	$107,517.45	$151,250.00	(c)
Minor M. Shaw	$92,183.00	$129,800.00	(d)
R. Glenn Hilliard	$84,609.63	$118,999.99	(e)
William A. Hawkins	$94,824.23	$133,400.00	(f)

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which is included in the amounts shown.
(b)	Total compensation amount includes deferred compensation payable to Mr. Boudreau in the amount of: $30,181.81.
(c)	Total compensation amount includes deferred compensation payable to Mr. Carmichael in the amount of: $139,490.80.
(d)	Total compensation amount includes deferred compensation payable to Ms. Shaw in the amount of: $59,859.54.
(e)	Total compensation amount includes deferred compensation payable to Mr. Hilliard in the amount of: $109,752.38.
(f)	Total compensation amount includes deferred compensation payable to Mr. Hawkins in the amount of: $0.

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Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of their compensation (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Columbia Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Columbia Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiaries over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and deferring Trustees have the status of unsecured creditors of the selected portfolios.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.	A	C
William P. Carmichael	A	E
Minor M. Shaw	A	C
R. Glenn Hilliard	A	C
William A. Hawkins	A	E

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The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957)	President	2004	Head of Mutual Funds since August 2004 and Managing Director of the Advisor since September 2005; President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. (investment management) from September 1998 to August 2004.

James R. Bordewick, Jr. (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

J. Kevin Connaughton (Born 1964)	Senior Vice President, Chief Financial Officer and Treasurer	2000	Managing Director of the Advisor since February 1998.

Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael G. Clarke (Born 1969)	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor, September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004. Vice President Product Strategy and Development from February 2001 to June 2002.

Stephen T. Welsh (Born 1957)	Vice President	1996	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Jeffrey R. Coleman (Born 1969)	Deputy Treasurer	2004

Director of Fund Administration since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) from May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

Marybeth C. Pilat (Born 1968)	Deputy Treasurer	2006	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Kathryn Dwyer-Thompson (Born 1967)	Assistant Treasurer	2006	Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004; Vice President, State Street Corporation (financial services) prior to December 2004.

Philip N. Prefontaine (Born 1948)	Assistant Treasurer	2006	Vice President, Mutual Fund Reporting of the Advisor since November 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. (investment management) prior to November 2004.

Keith E. Stone (Born 1974)	Assistant Treasurer	2006	Vice President, Trustee Reporting of the Advisor since September 2003; Manager, Investors Bank & Trust Company (financial services) from December 2002 to September 2003; Audit Senior, Deloitte & Touche, LLP (independent registered public accounting firm) prior to December 2002.

Barry S. Vallan (Born 1969)	Controller	2006	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Peter T. Fariel (Born 1957)	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Nicholas J. Kolokithas (Born 1972)	Assistant Secretary	2007

Assistant General Counsel, Bank of America since

March 2007; Vice President and Counsel, Deutsche Asset Management (investment management) from October 2005 to March 2007; Associate, Dechert LLP (law firm) from June 2000 to September 2005.

Julie B. Lyman (Born 1970)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since October 2006; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 to October 2006; Counsel & Assistant Vice President, CDC IXIS Asset Management Services, Inc. (investment management) prior to April 2004.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Assistant General Counsel, Bank of America since March 2005; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Julian Quero (Born 1967)	Assistant Treasurer	2003	Senior Compliance Manager of the Advisor since April 2002; Assistant Vice President of Taxes and Distributions of the Advisor from 2001 to April 2002.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Funds. Conversely, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The

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Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

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Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for the other mutual funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to each Fund and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007		Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Global Value Fund	$172,082		$272,455	$305,490
Marsico International Opportunities Fund	$8,226,210		$5,516,454	$6,260,063
Multi-Advisor International Equity Fund	$4,688,557	*	$3,732,968	$4,413,519

*	This amount includes $966,786 in commissions paid by the portion of the Fund that is sub-advised by Causeway and $3,721,771 in commissions paid by the portion of the Fund that is sub-advised by Causeway.

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal period ended February 28, 2007.

The Funds paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2006 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commissions
Global Value Fund	Banc of America Capital Management Consulting Services Group	$6,316

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal year ended March 31, 2005.

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Directed Brokerage

The Funds or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Advisor.

During the fiscal period ended February 28, 2007, Columbia Multi-Advisor International Equity Fund directed $561,6868,699 in brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of February 28, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of February 28, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Global Value Fund	ABN AMRO HOLDING NV	$8,833,439
	MITSUBISHI TOKYO FINANCIAL	$7,903,555
Multi-Advisor International Equity Fund	AXA	$59,580,850
	ROYAL BANK OF SCOTLAND GROUP	$53,020,212
	UBS AG	$37,615,586
	MACQUARIE BANK LIMITED	$35,307,406
	MAN GROUP	$24,550,941
	ZURICH FINANCIAL SERVICES	$22,996,546
	MITSUI TRUST HLDGS	$20,594,257
	CREDIT SUISSE GROUP	$20,508,513
	BNP PARIBAS	$19,659,837
	HSBC HLDGS	$18,978,572
	ABN AMRO HOLDING	$17,561,141
	MITSUBISHI TOKYO FINANCIAL	$17,299,046
	ICICI BANK LTD	$14,739,227
	MIZUHO FINL GB	$13,346,170
Marsico International Opportunities Fund	UBS AG	$89,469,129
	AXA	$86,713,235
	MACQUARIE BANK LIMITED	$81,403,209
	ROYAL BANK OF SCOTLAND GROUP	$69,652,944
	MAN GROUP	$58,335,609
	MITSUI TRUST HLDGS	$47,290,930
	ICICI BANK LTD	$33,929,524
	MIZUHO FINL GB	$31,634,068

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without

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limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

• ABR Retirement Plan Services, Inc.	• JP Morgan Retirement Plan Services LLC
• Acclaim Benefits, Inc.	• Lincoln Financial Group
• ACS HR Solutions LLC	• Linsco/Private Ledger Corp.
• ADP Retirement Services	• M&T Securities, Inc.
• American Century Investments	• Marquette Trust Company
• Ameriprise Financial Services, Inc.	• Massachusetts Mutual Life Insurance Company
• AMG Service Corp.	• Matrix Settlement & Clearance Services
• AST Trust Company	• Mercer HR Services, LLC
• Benefit Plan Administrators	• Merrill Lynch, Pierce, Fenner & Smith Incorporated
• Bisys Retirement Services	• Mid Atlantic Capital Corporation
• Ceridian Retirement Plan Services	• National Deferred Compensation, Inc.
• Charles Schwab & Co.	• National Investor Services Corp.
• Citigroup Global Markets Inc.	• Nationwide Investment Services
• CitiStreet LLC	• New York State Deferred Compensation, Inc.
• City National Bank	• NYLife Distributors LLC
• CNA Trust Corporation	• PNC Advisors
• Compensation & Capital Administrative Services, Inc.	• Princeton Retirement Group
• CompuSys Erisa Group of Companies	• Principal Life Insurance Company
• Daily Access Concepts, Inc.	• RBC Dain Rauscher Inc.
• Digital Retirement Solutions	• Robert W. Baird & Co., Inc.
• Edgewood Services, Inc.	• Strong Funds Distributors, Inc.
• E*Trade Group, Inc.	• The 401k Company
• ExpertPlan	• T. Rowe Price Group, Inc.
• Fidelity Investments Institutional Operations Co.	• The Gem Group, L.P.

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Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

• Fiserv Trust Company	• The Principal Financial Group
• Great West Life & Annuity Co.	• The Vanguard Group, Inc.
• GWFS Equities, Inc.	• Unified Trust Company, N.A.
• Hartford Life Insurance Company	• Wachovia Securities, LLC
• Hewitt Associates LLC	• Wells Fargo Bank, N.A.
• Invesmart, Inc.	• Wells Fargo Funds Management, LLC
• John Hancock Life Insurance Company (USA)	• Wespac Plan Services, Inc.
• John Hancock Life Insurance Company of New York	• Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

Marketing Support Payments

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

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While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

• A.G. Edwards & Sons, Inc.	• Linsco/Private Ledger Corp.
• AIG Advisor Group	• Mellon Financial Markets, LLC
• Ameriprise Financial Services, Inc.	• Merrill Lynch, Pierce, Fenner & Smith Incorporated
• AXA Advisors, LLC	• Money Market One
• Banc of America Securities LLC	• Morgan Stanley & Co. Incorporated.
• Banc One Investment Group, LLC	• National Financial Services LLC
• Bank of America, N.A.	• Pershing LLC
• Bank of New York	• PNC Bank, N.A.
• Bear Stearns Securities Corporation	• Prudential Investment Management Services, LLC
• BMO Nesbitt Burns	• Raymond James & Associates, Inc.
• Brown Brothers Harriman & Co.	• Raymond James Financial Services, Inc.
• Chicago Mercantile Exchange	• Security Benefit Life Insurance Company
• Citicorp Investment Services	• SEI Investments Inc.
• Citigroup Global Markets Inc.	• State Street Global Markets, LLC
• Commonwealth Financial Network	• SVB Securities
• Custodial Trust Company	• Summit Bank
• FAS Corp.	• SunGard Institutional Brokerage Inc.
• Fidelity Brokerage Services, Inc.	• Sun Life Assurance Company of Canada
• Frost Bank of America	• TIAA-CREF Life Insurance Company
• Genworth Financial, Inc.	• Transamerica Corporation
• Goldman, Sachs & Co.	• UBS Financial Services Inc.
• Harris Corporation	• US Bank National Association
• Huntington Capital Corp.	• Wachovia Securities LLC
• ING Group	• Webster Investment Services, Inc.
• J.J.B. Hilliard, W.L. Lyons, Inc.	• Wells Fargo Fund Management LLC
• Lincoln Financial Advisors Corp.	• Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any

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self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectus, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Z Shares
Global Value Fund	✓	✓	✓		✓
Marsico International Opportunities Fund	✓	✓	✓	✓	✓
Multi-Advisor International Equity Fund	✓	✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Funds will not be personally liable for payment of the Funds’ debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Funds’ obligation only if the Funds had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of the Funds are entitled to receive any dividends or other distributions declared for the Funds. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or investment sub-advisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectus.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the Exchange is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, and their respective successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Insurance company separate accounts for the benefit of group retirement plans.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund’s transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor’s proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This reinstatement privilege allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (i) the sole shareholder on an individual account; (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the purchase of shares; (ii) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

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Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (i) the grantor of the trust is the sole trustee and the sole life beneficiary, and (ii) death occurs following the purchase, and (iii) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

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Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments,

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including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the

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regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if a Fund that previously failed to qualify as a regulated investment company failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to re-qualify as a regulated investment company in a subsequent year.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its capital gain net income (adjusted for net ordinary losses) for the 12 month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund generally intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Fund).

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such capital gains. The Funds cannot carry back or carry forward any net operating losses. The Funds do not have any capital loss carry-forwards for federal income tax purposes.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

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Taxation of Fund Investments

In general, realized gains or losses on the sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256 of the Code, described above, then such straddles could be characterized as “mixed straddles.” A Fund may make one or

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more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle will affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

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In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

All distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives or is deemed to receive a long-term capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

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Foreign Taxes

Amounts realized by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only an International/Global Stock Fund may qualify for and make the election; however, even if an International/Global Stock Fund qualifies for the election for a year, it may not make the election for such year. If an International/Global Stock Fund does not so elect then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. Each International/Global Stock Fund will notify its shareholders within 60 days after the close of the Fund’s taxable year whether it has elected for the foreign taxes paid by the Fund to “pass-through” for that year.

Even if an International/Global Stock Fund qualifies for the election, foreign income and similar taxes will only pass-through to the Fund’s shareholders if the Fund and its shareholders meets certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. An International/Global Stock Fund may choose not to make the election if the International/Global Stock Fund has not satisfied its holding requirement.

If an International/Global Stock Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If such shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by the Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

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The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions, which, in some cases, could effectively reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction only if certain holding period requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (exempt foreign shareholder). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

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In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or receipt of the capital gain distribution and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Under recently enacted legislation, any distribution by a Fund to a foreign shareholder that is attributable to gain from the Fund’s sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Fund’s assets are invested directly or indirectly in U.S. real property interests, taking into account the Fund’s investments in certain regulated investment companies and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Fund has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Stock Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of May 31, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Global Value Fund –Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	2,828,231.3600	34.64%

Global Value Fund – Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	520,235.2610	22.15%

Global Value Fund – Class B	MORGAN STANLEY DW ATTN: MUTUAL FUND OPERATIONS HARBORSIDE PLAZA 3, 6TH FLOOR JERSEY CITY NJ 07311	423,034.3650	18.39%

Global Value Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	2,450,626.2430	33.89%

Global Value Fund – Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7th FLR. 333 W 34th ST NEW YORK NY 10001-2402	581,495.2240	8.04%

Global Value Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	6,973459.7810	82.64%

Global Value Fund – Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	670,249.7850	7.94%

Marsico International Opportunities Fund – Class A	INVESTMENT MANAGEMENT SERVICES JOHN HANCOCK FINANCIAL SERVICES 601 CONGRESS ST BOSTON MA 02210-2804	3,595,030.9760	11.11%

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Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Marsico International Opportunities Fund – Class R	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN: UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	93,641.2480	65.92%

Marsico International Opportunities Fund – Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	964,455.1530	15.38%

Marsico International Opportunities Fund – Class A	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	1,776,453.8750	5.49%

Marsico International Opportunities Fund – Class B	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	252,355.6210	8.66%

Marsico International Opportunities Fund –Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,799,508.4620	28.69%

Marsico International Opportunities Fund – Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	2,071,634.0640	6.40%

Marsico International Opportunities Fund –Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	291,430.0360	10.00%

Marsico International Opportunities Fund – Class R	FISERV ISS & CO TTEE FBO BODE CALL & STROUPE PO BOX 5508 DENVER CO 80217-5508	34,306.0490	24.15%

Marsico International Opportunities Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	119,186,615.47	75.74%

Marsico International Opportunities Fund – Class R	MG TRUST CO CUST FBO O DANIEL AUTOMATIVE GROUP 410K SA 700 17TH ST STE 300 DENVER CO 80202-3531	9,737.3800	6.85%

94

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Marsico International Opportunities Fund – Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	3,198,702.2620	9.88%

Multi-Advisor International Equity Fund – Class R	FIM FUNDING INC C/O COLUMBIA FUNDS GROUP MAIL STOP MA5 100 11 05 100 FEDERAL STREET BOSTON MA 02110-1802	695.3830	100.00%

Multi-Advisor International Equity Fund – Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR 333W 34TH ST NEW YORK NY 10001-2402	19,034.7460	8.18%

Multi-Advisor International Equity Fund – Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLR JACKSONVILLE, FL 32246-6484	170,460.4500	6.86%

Multi-Advisor International Equity Fund – Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLR JACKSONVILLE, FL 32246-6484	31,347.2850	11.79%

Multi-Advisor International Equity Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLR JACKSONVILLE, FL 32246-6484	87,885.8360	37.79%

Multi-Advisor International Equity Fund – Class C	PATERSON & CO FBO HIGHTOWER CONSTRUCTION 401K PLAN 1525 WEST WT HARRIS BLVD CHARLOTTE NC	20,498.0930	8.81%

Multi-Advisor International Equity Fund – Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA PO BOX 2518 HOUSTON TX 77252-2518	13,241,083.2130	9.50%

Multi-Advisor International Equity Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	105,837,195.05	75.96%

95

As of May 31, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Global Value Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	6,973,459.7810	26.63%
Marsico International Opportunities Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	119,186,615.47	59.87%
Multi-Advisor International Equity Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	105,837,195.05	74.37%

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA—This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA—Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A—Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B—Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1—Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2—Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa—Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa—Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-1

•

A—Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa—Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba—Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B—Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1—Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2—Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB—Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

A-2

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

A-3

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”)—Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B—Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

• Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:
Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:
(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

        FOR

        AGAINST

        WITHHOLD

        ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

MARSICO CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

Statement of Policy

1. It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.

•

MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

•

In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.

•

MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.

•

In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, MCM might use other procedures to resolve an apparent material conflict.

•

MCM may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

•

MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

Definitions

2. By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.

3.a. By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity, or other circumstances in which

MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted. A material conflict of interest might also exist in unusual circumstances when MCM has actual knowledge of a material business arrangement between a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity and MCM’s parent company, Bank of America Corporation (“BAC”) or another BAC subsidiary, or when MCM has actual knowledge that MCM or BAC or another BAC subsidiary may have a significant interest in the subject matter or outcome of a proxy vote.

3.b. A material conflict of interest ordinarily does not exist when BAC or a BAC subsidiary other than MCM does business with a particular proxy issuer or closely affiliated entity, because: (i) MCM is separately managed from BAC and other subsidiaries; (ii) MCM’s employees work in a separate location from BAC and other subsidiaries and do not routinely communicate with them; (iii) MCM generally is not aware of a proxy issuer’s (or affiliated entity’s) business arrangements with BAC or other subsidiaries, and is not aware of the materiality of such arrangements to BAC or other subsidiaries; and (iv) MCM has no direct interest in any such business arrangements.

Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations

4. MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.

5. In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents — such as, without limitation, proposals that would effect changes in corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters – could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in MCM’s sole discretion, it may vote against a management recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management in order to oppose management proposals that are not shareholder-friendly in MCM’s view.

6. MCM periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management recommendations, or selling shares of the company.

Procedures: Use of an Independent Service Provider

7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To avoid the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM generally does not cause such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).

Procedures: Voting/Abstention/No Action/Other Exceptions

8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

9.a MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by the client or by a previous adviser), MCM generally may choose to abstain or take no action on the proxies because the related shares may not be retained in the account for a substantial period of time. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).

9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.

10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

Alternative Procedures for Potential Material Conflicts of Interest

11. In certain circumstances, such as when the issuer or other proponent of a proxy proposal is also a client of MCM, an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.

12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.

13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3.a. and 3.b. above) between MCM’s interests and clients’ interests may appear to exist, MCM generally will, to avoid any appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:

(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or

(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure will only be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

14. In unusual cases, MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

(i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

(ii) Abstaining or taking no action on the proxies; or

(iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

Voting by Client Instead of MCM

15. An MCM client may vote its own proxies instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.

16. MCM generally cannot implement client proxy voting guidelines (and may instead encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis.

17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients

Persons Responsible for Implementing MCM’s Policy

18. MCM’s Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.

19. Members of MCM’s Investment staff, such as security analysts generally review proxy proposals as part of their ongoing assessment of companies.

Recordkeeping

20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:

(i) Copies of all proxy voting policies and procedures;

(ii) Copies of proxy statements received (unless maintained elsewhere as described below);

(iii) Records of proxy votes cast on behalf of clients;

(iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

(v) Written client requests for proxy voting information, and

(vi) Written responses by MCM to written or oral client requests.

20.b. MCM will document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Client Services Department also documents certain other non-routine proxy voting issues, including: (1) the basis for any decision in which MCM determines to vote against a management recommendation that does not involve general matters relating to corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management recommendation.

20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions to vote against general corporate governance issues, or to abstain or take no action on proxies in circumstances when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, when MCM has sold or determined to sell a security, when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or in other routine situations identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.

21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

22. MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).

Availability of Policy and Proxy Voting Records to Clients

24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.

*    *    *

MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

Approved by:	/s/ Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	October 1, 2004

Policy Amended: February 10, 2006

Approved by:	/s/ Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	February 10, 2006

Policy Amended: July 19, 2006

Approved by:	/s/ Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	July 19, 2006

CAUSEWAY CAPITAL MANAGEMENT LLC

PROXY VOTING POLICIES AND PROCEDURES

Overview

As an investment adviser with fiduciary responsibilities to its clients, Causeway Capital Management LLC (“Causeway”) votes the proxies of companies owned by Causeway International Value Fund (the “Fund”), for which it serves as investment adviser. In addition, Causeway votes the proxies of companies owned by institutional and private clients who have granted Causeway such voting authority. Causeway has adopted these Proxy Voting Policies and Procedures to govern how it performs and documents its fiduciary duty regarding the voting of proxies.

Proxies are voted solely in the best interests of the client, the Fund shareholders or, where employee benefit assets are involved, in the best interests of plan participants and beneficiaries (collectively “clients”). Causeway’s intent has always been to vote proxies, wherever possible to do so, in a manner consistent with its fiduciary obligations. Practicalities involved in international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

The Chief Operating Officer of Causeway supervises the proxy voting process. Portfolio managers have final decision-making authority over case-by-case votes. To assist in fulfilling its responsibility for voting proxies, Causeway uses independent research and recordkeeping software provided by third parties. Causeway uses Institutional Shareholder Services (“ISS”) ProxyMaster for research, which assists the decision-making process, and ProxyEdge software, which organizes and tracks pending proxies, communicates voting decisions to custodian banks and maintains records.

Proxy Voting Guidelines

Causeway will generally vote on specific matters in accordance with the proxy voting guidelines set forth below. However, Causeway reserves the right to vote proxies on behalf of clients on a case-by-case basis if the facts and circumstances so warrant.

Causeway’s proxy voting guidelines are designed to ensure, to the extent feasible, that votes cast are consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway’s guidelines also recognize that a company’s management is charged with the day-to-day operations and, therefore, Causeway generally votes on routine business matters in favor of management’s proposals or positions.

Causeway generally votes for:

•	distributions of income

•	appointment of auditors

•	director compensation, unless deemed excessive

•

boards of directors – Causeway generally votes for management’s slate of director nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner Causeway believes is not in the best interests of shareholders.

•	Causeway generally opposes cumulative voting and attempts to classify boards of directors.

•	financial results/director and auditor reports

•	share repurchase plans

•	changing corporate names and other similar matters

Causeway generally votes the following matters on a case-by-case basis:

•	amendments to articles of association or other governing documents

•	changes in board or corporate governance structure

•	changes in authorized capital including proposals to issue shares

•

compensation – Causeway believes that it is important that a company’s equity-based compensation plans, including stock option or restricted stock plans, are aligned with the interests of shareholders, including Causeway’s clients. Causeway evaluates compensation plans on a case-by-case basis. Causeway generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. Causeway generally opposes proposals to reprice options because the underlying stock has fallen in value.

•	debt issuance requests

•	mergers, acquisitions and other corporate reorganizations or restructurings

•	changes in state or country of incorporation

•	related party transactions

Causeway generally votes against:

•

anti-takeover mechanisms – Causeway generally opposes anti-takeover mechanisms including poison pills, unequal voting rights plans, staggered boards, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions.

Causeway generally votes with management regarding:

•

social issues – Causeway believes that it is management’s responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. Causeway will oppose social proposals that it believes will be a detriment to the investment performance of a portfolio company.

Conflicts of Interest

Causeway’s interests may, in certain proxy voting situations, be in conflict with the interests of clients. Causeway may have a conflict if a company that is soliciting a proxy is a client of Causeway or is a major vendor for Causeway. Causeway may also have a conflict if Causeway personnel have a significant business or personal relationship with participants in proxy contests, corporate directors or director candidates.

The Chief Operating Officer will determine the issuers with which Causeway may have a significant business relationship. For this purpose, a “significant business relationship” is one that: (1) represents 1.5% or $1,000,000 of Causeway’s revenues reasonably expected for the current fiscal year, whichever is less; (2) represents 2.5% or $2,000,000 of revenues of an affiliate reasonably expected for the current fiscal year, whichever is less; or (3) may not directly involve revenue to Causeway or its affiliates but is otherwise determined by the Chief Operating Officer to be significant to Causeway or its affiliates, such as a significant relationship with the company that might create an incentive for Causeway to vote in favor of management.

The Chief Operating Officer will identify issuers with which Causeway’s employees who are involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how Causeway votes proxies.

The Chief Operating Officer will reasonably investigate information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Chief Operating Officer will rely on publicly available information about Causeway and its affiliates, information about Causeway and its affiliates that is generally known by Causeway’s employees, and other information actually known by the Chief Operating Officer. Absent actual knowledge, the Chief Operating Officer is not required to investigate possible conflicts involving Causeway where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Chief Operating Officer.

The Chief Operating Officer will maintain a list of issuers with which there may be a conflict and will monitor for potential conflicts of interest on an ongoing basis.

Proxy proposals that are “routine,” such as uncontested elections of directors or those not subject to a vote withholding campaign, meeting formalities and approvals of annual reports/financial statements are presumed not to involve material conflicts of interest. For non-routine proposals, the Chief Operating Officer in consultation with Causeway’s General Counsel decides if they involve a material conflict of interest.

If a proposal is determined to involve a material conflict of interest, Causeway may, but is not required to, obtain instructions from the client on how to vote the proxy or obtain the client’s consent for Causeway’s vote. If Causeway does not seek the client’s instructions or consent, Causeway will vote as follows:

•	If a “for” or “against” or “with management” guideline applies to the proposal, Causeway will vote in accordance with that guideline.

•	If a “for” or “against” or “with management” guideline does not apply to the proposal, Causeway will follow the recommendation of an independent third party such as ISS.

Practical Limitations Relating to Proxy Voting

While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, may involve a number of problems that may restrict or prevent Causeway’s ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with powers of attorney to facilitate Causeway’s voting instructions. As a result, Causeway will only use its best efforts to vote clients’ non-US proxies.

In addition, regarding US and non-US companies, Causeway will not vote proxies if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.

EFFECTIVE AS OF

May 20, 2005

BRANDES INVESTMENT PARTNERS, L.P.

Proxy Voting Policy

Brandes Investment Partners, L.P. (“Brandes”) generally is responsible for voting proxies with respect to securities held in client accounts, including clients that are pension plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA Plans”). This document sets forth Brandes’ policy with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. specifically, rule 206(4)-6 requires that we:

•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•	Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

•	Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

A.	Objective

Where Brandes is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social, political, and environmental responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, Brandes generally votes in accordance with the recommendations of management and/or a third-party proxy service provider (see discussion below) on these issues, although, on occasion Brandes abstains from voting on these issues.

When making proxy-voting decisions, Brandes generally adheres to its Proxy Voting Guidelines (the “Guidelines”), as revised from time to time by Brandes’ Corporate Governance committee. The Guidelines are described generally in an insert to our Form ADV, Part II and on our website, and are made available to clients on request. The Guidelines, which have been developed with reference to the positions of certain third party proxy service providers, set forth Brandes’ positions on recurring issues and criteria for addressing non-recurring issues.

B.	Accounts for Which Brandes Has Proxy Voting Responsibility

Brandes generally is responsible for voting proxies with respect to securities selected by Brandes and held in client accounts. Brandes’ form Investment Advisory Agreement provides that Brandes is generally responsible for proxy voting unless the client has directed Brandes to the contrary in writing. As a general rule, Brandes does not, however, vote proxies for securities not selected by Brandes but that are nevertheless held in a client account or where Brandes otherwise is not vested with discretionary authority over securities held in a client account.

Although clients may reserve to themselves or assign to another person proxy voting responsibility, certain formalities must be observed in the case of ERISA Plans. Where authority to manage ERISA Plan assets has been delegated to Brandes, this delegation automatically includes responsibility to vote proxies unless the named fiduciary that appointed Brandes has expressly reserved to itself or another named fiduciary proxy voting responsibility. To be effective, a reservation of proxy voting responsibility for a given ERISA Plan should:

•	Be in writing;

•	state that Brandes is “precluded” from voting proxies because proxy voting responsibility is reserved to an identified named fiduciary; and

•	be consistent with the plan’s documents (which should provide for procedures for allocating fiduciary responsibilities among named fiduciaries).

C.	Adherence to Client Proxy Voting Policies

Although clients do not always have proxy voting policies, if a client has such a policy and instructs Brandes to follow it, Brandes is required to comply with it except in any instance in which doing so would be contrary to the economic interests of the plan or otherwise imprudent or unlawful. In the case of ERISA Plans, Brandes, as a fiduciary, is required to discharge its duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA). These documents include statements of proxy voting policy.

Brandes must, to the extent possible, comply with each client’s proxy voting policy. If such policies conflict, Brandes may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account, for example unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

D.	Arrangements with Third-Party Service Providers

Brandes presently uses the following firms as third-party proxy service providers (“PSP”) to assist in voting proxies.

•

Institutional Shareholder Services, Inc. (“ISS”) is a proxy research, advisory, voting and vote-reporting service that specializes in global proxy voting. ISS’s primary function with respect to Brandes is to apprise it of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals.

•

Investor Responsibility Research Center (“IRRC”) is a source of impartial information on corporate governance and social responsibility issues affecting investors and corporations. IRRC does not advocate any one position with respect to the issues it covers. IRRC seeks to provide information to Brandes that is objective and unbiased.

•

ADP Financial Services, Inc. (“ADP”) Proxy Edge service is an electronic proxy voting and vote-tracking service. ADP’s primary function with respect to Brandes is to apprise it of the shareholder meeting dates of securities holdings, forward copies of proxy materials, and vote proxies in accordance with our instructions.

Although we may consider ISS’s and others’ recommendations on proxy issues, Brandes bears ultimate responsibility for proxy voting decisions. For ERISA Plans for which Brandes votes proxies, Brandes is not relieved of its fiduciary responsibility by following directions of a PSP or the ERISA Plans’ named fiduciaries or by delegating proxy voting responsibility to another person.

E.	Conflicts

Brandes is sensitive to conflicts of interest that may arise in the proxy decision-making process. For example, conflicts of interest may arise when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Brandes; (ii) Brandes has material business relationships with participants in proxy contests, corporate directors or director candidates; or (iii) a Brandes employee has a material personal interest in the outcome of a particular matter before shareholders.

Brandes is committed to resolving all such and similar conflicts in its clients’ best interests. Brandes has developed these policies and procedures to serve the best interests of its clients, and accordingly, will generally vote pursuant to its Guidelines when conflicts of interest arise. When there are proxy voting proposals, however, that give rise to conflicts of interest that are not addressed by the Guidelines, the Corporate Governance Committee will consult the Head of Compliance (“HOC”)

and the approach taken to address the conflict situation shall be documented in writing. If necessary, the Corporate Governance Committee, the HOC, and senior management will consult with an independent consultant or outside counsel to resolve material conflicts of interest. Possible resolutions of such conflicts may include: (i) voting in accordance with the guidance of an independent consultant or outside counsel; (ii) erecting information barriers around the person or persons making voting decisions; (iii) designating a person or committee to vote that has no knowledge of any relationship between Brandes and the issuer, its officers or directors, director candidates, or proxy proponents; or (iv) voting in other ways that are consistent with Brandes’ obligation to vote in its clients’ best interests.

Brandes has taken various steps to neutralize potential conflicts that may arise with PSPs, such as ISS, that also provide other products and services to issuers. ISS has made a copy of its policies, procedures and practices regarding potential conflicts of interest available to Brandes. In addition, ISS shall, on a periodic basis, provide Brandes with a list of those companies that have a business relationship with ISS. Brandes exercises best efforts to compare this list to proxies it votes on behalf of clients so that potential conflicts of interest are made known at the time of voting proxies. In addition, Brandes’ Corporate Governance Committee reviews, not less than annually, potential material conflicts of interest disclosed to Brandes by ISS. Finally, Brandes obtains additional proxy voting information from other PSPs as an additional check on the independence of the voting recommendations provided to Brandes by ISS.

F.	Special Issues with voting Foreign Proxies

Although Brandes has arrangements with PSPs, voting proxies with respect to shares of foreign companies may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions, and share blocking.

•

To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. Brandes may refrain from voting shares of foreign stocks subject to blocking restrictions where, in Brandes’ judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

•	Often it is difficult to ascertain the date of a shareholder meeting because certain countries do not require companies to publish announcements in any official stock exchange publication.

•	Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.

•

Lack of a “proxy voting service” by custodians in certain countries. In countries in which custodians do not offer a “proxy voting service”, Brandes will attempt, on a best efforts basis, to lodge votes in such countries.

Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Brandes may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

G.	Reports

An insert to Brandes’ Form ADV, Part II and the Brandes website describe how clients may obtain information from Brandes about how we voted proxies with respect to their securities. If requested, Brandes provides clients with periodic reports on Brandes’ proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the clients reasonably request. In the case of ERISA Plans, the named fiduciary that appointed Brandes is required to monitor periodically Brandes’ activities, including our decisions and actions with regard to proxy voting. Accordingly, Brandes provides these named fiduciaries on request with reports to enable them to monitor Brandes’ proxy voting decisions and actions, including our adherence (as applicable) to their proxy voting policies.

H.	Operational Procedures

1.	Role of the Reorganization Department

Brandes’ Reorganization Department is primarily responsible for receiving, processing and voting proxies for securities held in the portfolios of our clients.

Once a client account is established, the Reorganization Department will arrange for the client’s custodian to forward proxy materials it receives to Brandes and certain PSPs. The Reorganization Department is also responsible for providing the PSPs with a list of client holdings on a regular basis to enable them to track meeting dates and notify Brandes of upcoming meetings.

The Reorganization Department logs the receipt of the materials from various sources in a pending file until the PSPs provide voting recommendations electronically. The Reorganization Department confirms that the correct amount of shares, as of the record date, is generally reflected on the proxy.

It is Brandes’ general policy to have proxies voted at least forty-eight (48) hours prior to the deadline. Unfortunately, in some instances, proxy materials are received with less than a week’s time before the deadline, and in such cases, Brandes uses reasonable efforts to exercise its vote.

The Reorganization Department also compiles and maintains information, for each client for which Brandes votes proxies, showing the issuer’s name, meeting date and manner in which it voted on each proxy proposal. The Reorganization Department is also responsible for developing compliance procedures with respect to client proxy voting policies.

2.	Role of Investments Group in Voting Proxies

Once the PSP’s recommendations and associated research are received electronically, the recommendations and associated materials are transmitted to the relevant investment research team(s) and/or investment committee(s) for consideration. In determining how to vote a given proxy, Brandes generally adheres to the Guidelines, as revised from time to time by the Corporate Governance Committee, except to the extent superseded by client proxy voting policies. Proposals not covered by the Guidelines and contested situations are, at the relevant analyst’s request, evaluated on a case-by-case basis by a member of the Corporate Governance Committee and/or the relevant investment research team(s) or investment committee(s). The firm’s voting decisions are then communicated by the Reorganization Department to ADP.

3.	Role of the Corporate Governance Committee

Brandes’ Corporate Governance Committee is responsible for setting, reviewing from time to time, but at least annually, and making appropriate changes to the firm’s position on various corporate governance issues, as set forth in the Guidelines. The Corporate Governance Committee shall also provide oversight to the firm’s investment research teams and/or investment committees from time to time on significant proxy voting proposals or issues. Generally, a member of the Corporate Governance Committee must approve a decision to vote proxies contrary to the recommendation of the PSPs.

4.	Disclosures of Proxy Voting Intentions

Brandes personnel should not discuss with members of the public how Brandes intends to vote on any particular proxy proposal without the advance approval of its General Counsel. This does not restrict communications in the ordinary course of business with named fiduciaries of ERISA Plans or other clients for which Brandes votes proxies. Disclosure of Brandes’ proxy voting intentions—especially where done with the purpose or effect of influencing the management or control of a company—could trigger various restrictions under the federal securities laws, including under the proxy solicitation, beneficial ownership and short-swing profit liability provisions of the Securities Exchange Act of 1934.

I.	Securities Subject to Lending Arrangements

For various legal or administrative reasons, Brandes is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. Brandes will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan are perceived to outweigh the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Brandes may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Brandes’ judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding, and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

J.	Recordkeeping

The Brandes Reorganization Department will maintain copies of the following records for a period of five years, the first two in an easily accessible place:

1.	Copies of all policies and procedures relating to proxy voting.

2.	A copy of each proxy statement: received regarding client securities.

3.	A record of each vote cast on behalf of a client.

4.	A copy of any document created by Brandes that was material to making a decision how to vote proxies on behalf of the client or that memorializes the basis for that decision.

5.	A copy of each written client request for information on how Brandes voted proxies on behalf of the client, and a copy of any written response by Brandes to any (written and oral) client request for information on how Brandes voted proxies on behalf of the requesting client.

K.	Proxy Voting Review Committee

No less frequently than annually, the Proxy Voting Review committee shall meet to review and discuss the operation of Brandes’ proxy voting procedures. The committee shall consist of, at least, the following individuals:

•	The HOC (who shall act of the Chair of the committee)

•	The General Counsel or his/her designee

•	A representative of the Corporate governance committee

•	A representative of the Reorganization Department

•	A representative of the Research Department

In reviewing the proxy voting procedures, the Committee shall consider the operation of the policies and procedures since the previous review, including but not limited to the following areas:

•	Operational aspects of the policies and procedures (e.g., is information getting to the necessary people in a timely fashion or have any votes been missed)

•	Maintenance of all required records

•	Performance of service providers (ISS, IRRC and ADP)

•	Conflict of interest issues

•	Any instance where Brandes has failed to comply with its policies

•	Any suggested revisions to the policies and procedures

The HOC shall meet with the office of the CEO no less frequently than annually to discuss the results of the Proxy Voting committee’s review of the policies and procedures.

BRANDES INVESTMENT PARTNERS, L.P.

Proxy Voting Guidelines

Summary

With the understanding that many of the issues below are dealt with in detail in these Proxy Voting guidelines (the “Guidelines”), Brandes’ current policies with respect to a number of more common ;sues are briefly summarized as follows:

•	Brandes typically votes with the recommendations of a company’s Board of Directors on routine or non-controversial issues.

•	In general, Brandes opposes anti-takeover proposals and supports the elimination of anti-takeover policies, unless unusual circumstances dictate otherwise.

•

In general, Brandes supports proposals that enhance shareholder rights through protecting the ability to call special meetings, act by written consent, access proxy voting materials, and by lowering the requirement for supermajority shareholder vote requirements on certain important governance issues.

•

It is not possible to represent fairly the diverse views of our clients on proposals regarding social, political, and environmental issues and, therefore, unless directed by a client to vote in a certain manner, we will generally vote in accordance with the recommendations of management and/or ISS or abstain from voting on the respective issues.

•

Proposals not covered by the Guidelines and contested situations will be evaluated on a case-by- case basis by a member of the Corporate Governance Committee and/or the relevant investment research team(s) or investment committee($), typically with reference to third-party recommendations and analysis.

Examples of proxy voting with the recommendation of a company’s Board of Directors on non- controversial matters

•	Election of directors. in the absence of a contest or controversy or sustained poor performance.

•	Ratification of selection of independent auditors, in the absence of controversy.

•	Fixing number of directors, unless the proposal is of an anti-takeover nature.

•	Stock splits, if not for anti-takeover purposes.

•	Change of state of incorporation for specific corporate purposes and not for anti-takeover purposes.

Proxy Voting Guidelines

The following guidelines have been developed with reference to the positions of Institutional Shareholder Services, Inc. (“ISS). Exceptions and modifications to these guidelines may occur with respect to issues that arise relating to certain companies and/or unique circumstances in certain countries.

I.	The Board of Directors

A.	Voting on Director Nominees in Uncontested Elections

We generally support the election of a company’s nominees for director and believe that the board’s nominating committee is in the best possible position to evaluate the qualification of directors and the needs of a particular board. In determining whether to support a board nominee, we will also consider the following factors:

•	Long-term corporate performance record relative to a market index;

•	Composition of board and key board committees;

•	Nominee’s attendance at meetings (past two years);

•	Nominee’s investment in the company;

•	Whether a retired CEO sits on the board; and

•	Whether the chairman is also serving as CEO

In cases of significant votes and when information is readily available, we also review:

•	Corporate governance provisions and takeover activity;

•	Board decisions regarding executive pay;

•	Director compensation;

•	Number of other board seats held by nominee; and

•	Interlocking directorships.

B.	Separating Chairman/CEO

We will generally vote for resolutions to separate the Chairman and CEO positions unless the company has a strong countervailing governance structure, which includes an independent lead director that is elected by and from the independent board members with clearly delineated duties, a minimum two-thirds independent board, all key committees comprised of independent directors, and established governance guidelines.

C.	Majority of Independent Directors

We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining the independence of a board member, we base the classification on the standards issued by the primary stock exchange in which the company is listed. We generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D.	Stock Ownership Requirements

We generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

E.	Term of Office

We generally vote against shareholder proposals to limit the tenure of outside directors.

F.	Director and officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

We generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We generally vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

II.	Auditors

We generally rely on the judgment of the board’s audit committee in selecting the independent auditors that will provide the best service to the company. In doing so, we generally support the ratification or reappointment of the company’s auditor unless:

•	The auditor has a significant professional or personal relationship with the issuer that compromises the firm’s independence;

•	There is a reason to believe the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors receives a significant amount of compensation for non-auditing activities or consulting activities.

III.	Proxy Contests, Tender Offer Defenses, and Miscellaneous Governance Provisions

A.	Board Structure: Staggered vs. Annual Elections

We vote against proposals to classify the board.

We vote for proposals to repeal classified boards and to elect all directors annually.

B.	Shareholder Ability to Remove Directors

We vote against proposals that provide that directors may be removed only for cause.

We vote for proposals to restore shareholder ability to remove directors with or without cause.

We vote for proposals that require director nominees to be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders.

We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote for proposals that permit shareholders to elect directors to fill board vacancies.

C.	Cumulative Voting

We generally support proposals to eliminate cumulative voting. However, in rare circumstances we will vote for proposals to permit cumulative voting where it is judged by Brandes that doing so would be in the interests of Brandes clients.

D.	Shareholder Ability to Call Special Meetings

We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

We vote for proposals that remove restriction on the right of shareholders to act independently of management.

E.	Shareholder Ability to Act by Written Consent

We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We vote for proposals to allow or make easier shareholder action by written consent.

F.	Poison Pills

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We generally vote for shareholder proposals to redeem a company’s poison pill.

We generally vote against management proposals to ratify a poison pill.

We generally advocate withholding votes from board members who adopt or renew dead-hand poison pills or their variants.

G.	Greenmail

We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payment.

We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

H.	Unequal Voting Rights

We vote against dual class exchange offers.

We vote against dual class recapitalizations.

I.	Supermajority Shareholder vote Requirement to Amend the Charter or Bylaws

We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

J.	Supermajority Shareholder Vote Requirement to Approve Mergers

We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

K.	Confidential Voting

We generally vote for shareholder proposals that request corporations adopt confidential voting, use independent tabulators and use independent inspectors of elections. We vote for management proposals to adopt confidential voting.

L.	Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

M.	Bundled Proposals

We review on a case-by-case basis, bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

N.	Majority-Supported Shareholder Proposals

We will consider a recommendation on withholding votes from board members who fail to take action on shareholder proposals supported by a majority of votes cast for two consecutive years or a majority of shares outstanding for one year on a case-by-case basis. A vote to withhold votes will be based, in part, on the following principles:

•	Our “withhold” policy applies to incumbent board members and excludes new nominees to the board (i.e., those being nominated for the first time).

•	A board ignoring two different majority-supported proposals in back-to-back years will face a “withhold” recommendation.

•

If after two or more years of majority votes the proposal is not resubmitted, our decision to continue withholding votes in subsequent years will be case-by-case, based on whether or not shareholders are still engaging the company on the issue in some manner, such as a “vote no” campaign.

O.	Miscellaneous Governance Provisions

All other governance related issues not specifically addressed elsewhere in these Guidelines are voted on a case-by-case basis upon evaluating; each proposal on its merits, based on the particular facts and circumstances.

IV.	Capital Structure

A.	Common Stock Authorization

We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

We vote against proposed common stock authorizations that increase the existing issued share capital by more than 100% unless a clear need for the excess shares is presented by the company.

We vote against proposed common stock authorization without preemptive rights that are in excess of 5% of the company’s issued share capital.

B.	Stock Distributions: Splits and Dividends

We vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.	Blank Check Preferred Authorization

We vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights. We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

D.	Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

E.	Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

F.	Preemptive Rights

We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

G.	Debt Restructurings

We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plar. We consider the following issues:

•	Dilution – How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control – Will the transaction result in a change in control of the company?

•	Bankruptcy – Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H.	Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

V.	Executive and Director Compensation

In general, we vote on a case-by-case basis on executive and director compensation plans with the view that viable compensation programs reward the creation of shareholder wealth by having a high payout sensitivity to increases in shareholder value.

In evaluating a compensation plan, we consider equity-based compensation along with the cash components of pay and attempt to determine the dilutive effect both on shareholder wealth and on voting power. However, in recognition of the fact that it is difficult, if not impossible, for us to develop specific quantitative rules regarding compensation plans that apply to all companies, we instead tend to focus on the following:

•	The process used by a company to establish compensation plans. Is it fundamentally sound i.e., is the process logical; are outside experts employed) and replete with independence?

•	The structure of the overall compensation program. Does the total potential compensation (cash and non-cash elements) appear reasonable and fair for this company and industry?

•	The link between compensation and the creation of long-term shareholder value. Does the plan:

•	Incentivize long-term thinking and stewardship of the company instead of focusing on achieving short-term metrics?

•	Provide for adequate compensation to attract and retain competent managerial talent suitable to the challenges and opportunities faced by the individual company?

•	Directly tie incentive compensation to performance with above-average rewards only being earned if shareholders are being rewarded with above-average corporate performance?

•	Include downside potential as well as up-side rewards without the possibility for a material “second chance” (i.e. repricing of options)?

•	Measure performance on clearly objective criteria that are consistent with increases in shareholder value (i.e., ROIC, EVA, etc.)?

•	Require significant ongoing share ownership by the executive or director?

Other factors we consider in evaluating compensation plans include the following:

•	Disclosure Policy for Compensation Plans

When reviewing compensation plans in markets where information is limited, at the very minimum, we seek to obtain information regarding (1) the total dilution level and (2) the exercise price.

In markets where certain terms are regularly disclosed and a company has not disclosed this information, we generally a vote against the plan for substandard disclosure.

•	Discounted options and restricted stock

We oppose discounted options and restricted stock without performance criteria, with the exception of restricted stock in U.S.-style stock option plans, which will be reviewed in a case-by-case basis.

We consider supporting option plans that allow for discounted options if exercise is contingent on the achievement of well-defined and challenging performance criteria.

•	Options Expensing

We will generally vote for shareholder proposals to expense options. We will not support such a shareholder resolution if the company has already publicly committed to expensing options by a specific date.

•	Option Repricing

We generally oppose the repricing of options, which includes all of the following that constitute repricings

i)	Reduction in exercise price of outstanding options.

ii)	Cancellation and regrant of options at lower exercise prices. This will include 6&1 (six-month and one-day) cancellations/regrants and bullet options (a type of 6&1 with accelerated vesting).

iii)	Substitution of restricted stock for underwater options.

iv)	Buyback of underwater options and issuance of new awards.

•	Performance-based stock options

We will examine shareholder proposals advocating the use of performance-based stock options on a case-by-case basis. Voting decision will therefore take into account the following:

i)	Whether the proposal mandates that all awards be performance-based.

ii)	Whether the proposal extends beyond executive awards to those of lower ranging employees.

iii)	Whether the company’s stock-based compensation plans meet certain shareholder value transfer criteria and do not violate our repricing guidelines.

•	Plan Amendments

We generally vote for amendments that improve the overall structure of given compensation plan, even if the underlying plan does not necessarily meet our guidelines.

VI.	Mergers and Corporate Restructurings

A.	Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

•	anticipated financial and operating benefits;

•	offer price (cost vs. premium);

•	prospects of the combined companies;

•	how the deal was negotiated; and

•	changes in corporate governance and their impact on shareholder rights.

B.	Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

C.	Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.	Asset Sales

Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.	Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.	Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

VII.	Reincorporation

Proposals to change a company’s state or country of incorporation are reviewed on a case-by-case basis giving consideration to both financial and corporate governance factors including the reason for reincorporation, a comparison of the governance provisions and jurisdictional laws, and potential economic costs and benefits.

VIII.	Money Market Funds

For money market funds in which we have not selected the fund, we will not review proxies, but instead we will vote with the recommendations of a third party proxy service provider on all proposals. In rare circumstances when no such entity provides recommendations, we vote proposals in accordance with the recommendations of management.

IX.	Social, Political, and Environmental Issues

In the case of social, political, and environmental responsibility issues that in our view do not primarily involve financial considerations, it is; not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, we generally vote in accordance with the recommendations of ISS on these issues, although, on occasion we abstain from voting on these issues.

We generally vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders’ social and environmental concerns.

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

July 1, 2007

Domestic Equity Funds Columbia Convertible Securities Fund Columbia Large Cap Value Fund Columbia Marsico 21st Century Fund Columbia Mid Cap Value Fund Columbia Small Cap Value Fund II

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated July 1, 2007. The most recent annual reports for the Funds, which include the Funds’ audited financial statements dated February 28, 2007, are incorporated by reference into this SAI.

Copies of any Fund’s current prospectus and annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds website at www.columbiafunds.com.

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. Investors nevertheless may find the information important and helpful. The SAI expands discussions of the matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of federal income tax laws.

If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administration Agreement	The administration agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Advisors, LLC

Advisor	Columbia Management Advisors, LLC

AMEX	American Stock Exchange

BAI	Banc of America Investment Services, Inc.

BAS	Banc of America Securities LLC

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

CFTC	Commodity Futures Trading Commission

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management, Distributors, Inc., as that term is defined under Item 12 of Form N-1A

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.

Glossary

Convertible Securities Fund	Columbia Convertible Securities Fund

Custodian	State Street Bank and Trust Company

Distributor	Columbia Management Distributors, Inc.

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

GNMA	Government National Mortgage Association

Independent Trustees	The Trustees of the Board who are not “interested persons” of the Fund as defined in the 1940 Act

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor

Investment Sub-Advisory Agreement	The investment sub-advisory agreement among the Trust on behalf of the Fund(s), the Advisor and a Fund’s investment sub-advisor(s), as the context may require

IRS	United States Internal Revenue Service

Large Cap Value Fund	Columbia Large Cap Value Fund

LIBOR	London Interbank Offered Rate

Marsico	Marsico Capital Management, LLC, the investment sub-advisor to certain of the Funds

Marsico 21st Century Fund	Columbia Marsico 21st Century Fund

Mid Cap Value Fund	Columbia Mid Cap Value Fund

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Moody’s	Moody’s Investors Service, Inc.

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NASDAQ	National Association of Securities Dealers Automated Quotations system

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Principal Underwriter	Columbia Management Distributors, Inc.

REIT	Real estate investment trust

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Small Cap Value Fund II	Columbia Small Cap Value Fund II

SMBS	Stripped mortgage-backed securities

Transfer Agent	Columbia Management Services, Inc.

Glossary

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Services, Inc.

The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and had approximate total assets in excess of $347.4 billion as of March 31, 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On or about that same day, the names of the Funds were changed as follows: Nations Convertible Securities Fund to Columbia Convertible Securities Fund, Nations Value Fund to Columbia Large Cap Value Fund, Nations Marsico 21st Century Fund to Columbia Marsico 21st Century Fund, Nations MidCap Value Fund to Columbia Mid Cap Value Fund and Nations SmallCap Value Fund to Columbia Small Cap Value Fund II.

Each of the Funds is a diversified series of the Trust, which is an open-end management investment company. Each of the Funds has a fiscal year end of February 28. Prior to August 2006, each Fund had a fiscal year end of March 31.

ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the investment of more than 10% of a Fund’s assets) and related principal investment risks for each Fund are discussed in each Fund’s prospectus.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except each Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that each Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Policies

1.	The Funds may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of a Fund are purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such Fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	Each Fund may not invest more than 15% of its net assets in illiquid securities.

3.	The Funds may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Advisor may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, each Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest, including those described in the Funds’ prospectuses. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund generally invests no more than 10% of the Fund’s assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Additional information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	Convertible Securities Fund	Large Cap Value Fund	Marsico 21st Century Fund	Mid Cap Value Fund	Small Cap Value Fund II
Asset-Backed Securities	✓	✓	✓	✓	✓
Bank Obligations	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓	✓
Index or Linked Securities	✓	✓	✓	✓	✓
Futures Contracts	✓	✓	✓	✓	✓
Options on Futures Contracts	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓
Guaranteed Investment Contracts	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓
Other Investment Companies	✓	✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓
Private Placements and Other Securities	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓

Permissible Fund Investments

Investment Type	Convertible Securities Fund	Large Cap Value Fund	Marsico 21st Century Fund	Mid Cap Value Fund	Small Cap Value Fund II
Stripped Securities	✓	✓	✓	✓	✓
Structured Products and Linked Securities	✓	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that are convertible to cash over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The securitization trust issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then must be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. For purposes of any applicable investment policies with respect to bank obligations, the assets of a bank or savings institution may, if certain conditions are satisfied, be deemed to include the assets of its domestic and foreign branches.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to a Fund payments at negotiated, floating or fixed interest rates.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high-levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded, on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses the risks applicable to investing in a particular type of company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of those companies’ common stocks to decline.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities usually are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity to 390 days. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by NRSROs as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by NRSROs generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

General

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants; swap agreements and swaptions. For more information about each these derivatives, see the sections in this SAI that describe them.

A Fund may use derivatives for a variety of reasons, including: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or interest rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or interest rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are standardized contracts that generally can be bought and sold easily, and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one hedging technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Advisor believes that indexed and inverse floating obligations represent flexible portfolio management instruments that allow a Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators less often own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the Commodity Exchange Act (CEA), and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying instrument) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities (stock index futures contracts do not permit delivery of securities), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

In addition, there is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution of special procedures by exchanges, which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index (the Index). This Index is composed of forty term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The forty prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Index Futures Contracts and Options on Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

A primary difference between stock options and stock index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, a Fund will treat dealer options as subject to a Fund’s limitation on illiquid securities.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund intends to enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s Prospectus) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities or an index. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

The Advisor does not believe that a Fund’s obligations under swap agreements are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to a Fund). In connection with credit default swaps in which a Fund is the buyer, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to a Fund’s exposure (any accrued but unpaid net amounts owed by a Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to a Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of a Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Equity swaps are derivative instruments and their values can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and lower price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Using dollar rolls presents certain risks. Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. If the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are “foreign” based on an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Foreign securities also may include securities of Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain (PFIC tax) related to the investment, which will be allocated over the period that a Fund is invested in a PFIC. The PFIC tax is the highest ordinary income tax rate in effect for any period multiplied by the portion of the excess distribution allocated to such period, and it could be increased by an interest charge on the deemed tax deferral. A Fund may elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs, which in many cases may be difficult to obtain. An alternative election would permit a Fund to recognize as income any appreciation (and, to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year.

Investing in foreign securities is subject to certain risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by the Fund pursuant to the SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Low and Below Investment Grade Securities

Low and below investment grade securities are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., any rating lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated of securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is significantly greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The securitization trust issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. The securities, in turn, are either privately placed or publicly offered.

Mortgage-backed securities may be issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Other Investment Companies

Investing in other investment companies is a manner in which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by the company as a whole. Such other investment companies may include exchange-traded funds (ETFs) which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Under the 1940 Act and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest, which are discussed below. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to gain exposure to a type of security to which it would not otherwise have had access, or to be fully invested, there are potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on a Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF is based. ETFs also are subject to the risk that their prices may not correlate perfectly to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “repackaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P; municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that ‘unfail’ the process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Securities

Private placement securities are securities that have been privately placed and that are eligible for sale only to certain qualified investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often “restricted” and cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Investing in REITs is subject to certain risks. For example, REITs may be subject to certain risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements with only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Using repurchase agreements is subject to certain risks. Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Using reverse repurchase agreements is subject to certain risks. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are derivatives that evidence ownership in either the future interest or principal payments on an instrument. Stripped securities typically are products of brokerage houses and the U.S. Government, and there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended, and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

Structured Products and Linked Securities

Structured products are types of derivative securities that may have various combinations of equity and debt characteristics. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Linked securities are a type of structured product. Index-linked, equity-linked, currency-linked and other types of linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than a typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas.

Index-linked securities include issues such as S&P Depositary Receipt (SPDR), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products generally are of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured securities. Structured products typically are sold in private placement transactions and may have a limited trading market.

Investments in “linked” securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Investing in warrants and rights is subject to certain risks. Warrants and rights may be subject to the risk that the purchaser could lose the purchase value of such securities. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

Engaging in when-issued, delayed delivery and forward commitment transactions is subject to certain risks. There are the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. Among the most common are zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist and operate on the same principle as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks. The market prices of zero-coupon, pay-in-kind step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are the most volatile of all fixed income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in committed and uncommitted lines of credit provided by State Street Bank and Trust Company (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended February 28, 2007.

As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Under the uncommitted line of credit, as opposed to the committed line of credit, State Street Bank and Trust Company is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

Short Sales

A Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow the security. A Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund will sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above. However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

A Fund’s successful use of short sales also will be subject to the ability of the Advisor correctly to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. Subject to its investment policies described above and in the prospectus, a Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans are made pursuant to agreements that require that loans be secured continuously by collateral in cash or short-term debt obligations at least equal to the value of the securities loaned. A Fund retains all or a portion of the interest received on investment of cash collateral, or receives a fee from the borrower where collateral is provided in the form of short-term debt obligations. A borrower will pay to a Fund an amount equal to any dividends or interest received on securities loaned, but a Fund typically will pay for lending fees and related expenses from interest earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

Engaging in securities lending is subject to certain risks. Securities lending generally is subject to counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that Columbia Funds portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds website, if applicable, or (ii) the time a Columbia Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described below do not apply to the Columbia Fund(s) covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Columbia Funds website. This information is available on the Columbia Funds website as described below.

•	For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Columbia Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Columbia Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’ portfolios, as of month-end on their website, generally within 15 days after such month-end. The equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income Columbia Funds post their top 5-15 holdings.

The scope of the information that is made available on the Columbia Funds website pursuant to the Columbia Funds policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice.

The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

With respect to variable insurance trusts in the Columbia Funds Family, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President and Chief Executive Officer authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the Columbia Funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President and Chief Executive Officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letter and management’s discussion of Columbia Fund performance.	Quarterly

Data Communique	None	Use to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Merrill and Bowne	None	Access as printers for the Columbia Funds’ prospectuses, supplements and SAIs.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Use to provide portfolio characteristics to assist in performance reviews and reporting.	Monthly

Eagle Investment Systems Corp./ FT Interactive Systems Corp	None	Eagle is the Portfolio Accounting System for Causeway Capital Management LLC, the investment sub-advisor to certain of the Funds (Causeway).	Daily

Bloomberg Trade Order Management System	None	Bloomberg is the portfolio trading system for Causeway; holdings data needs is loaded into Bloomberg.	Daily

Institutional Shareholder Services (ISS)	None	ISS is a proxy voting research and record keeping service used by Causeway to vote proxies for certain of the Funds. ISS needs the portfolio holdings to provide Causeway with proxy ballots, research and record keeping services so that Causeway may timely and accurately vote and record proxies for certain of the Funds.	Daily

Cogent Consulting LLC	None	To facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s Investors Service	None	Ongoing portfolio surveillance for ratings they maintain on the Money Market Funds.	Monthly

INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006		Fiscal Year Ended March 31, 2005
Convertible Securities Fund
Advisory Fee Paid	$6,629,806	$8,467,535		$9,736,822
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	—	$857,944	*	—

Advisory Fees Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006		Fiscal Year Ended March 31, 2005
Large Cap Value Fund
Advisory Fee Paid	$17,788,096	$13,620,302		$9,382,253
Amount Waived by the Advisor	$558,630	$200,002		$488,522
Amount Reimbursed by the Advisor	—	$1,705,234	*	—
Marsico 21st Century Fund
Advisory Fee Paid	$13,674,493	$4,882,197		$1,729,384
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	—	—		—
Mid Cap Value Fund
Advisory Fee Paid	$15,114,313	$8,994,560		$3,472,030
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	—	—		—
Small Cap Value Fund II
Advisory Fee Paid	$2,179,547	$1,486,919		$1,436,112
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	—	—		$21,754
Recovery of Fees Waived or Expenses Reimbursed by the Advisor	$82,017	—		—

*	These fees were reimbursed by the Advisor in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the portfolio manager(s) of the Advisor who are responsible for the Funds are:

Portfolio Manager(s) of the Advisor

Portfolio Manager	Fund
Richard Dahlberg	Convertible Securities Fund

Lori Ensinger	Large Cap Value Fund Mid Cap Value Fund

Jarl Ginsberg	Small Cap Value Fund II

David Hoffman	Large Cap Value Fund Mid Cap Value Fund

Yan Jin	Convertible Securities Fund

Noah Petrucci	Large Cap Value Fund Mid Cap Value Fund

Diane Sobin	Large Cap Value Fund Mid Cap Value Fund

Christian Stadlinger	Small Cap Value Fund II

Yanfang (Emma) Yan	Convertible Securities Fund

Compensation

As of the Funds’ most recent fiscal year end, the Advisor’s portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Richard E. Dahlberg	Merrill Lynch All Convertibles All Qualities	N/A	Convertibles

Lori J. Ensinger	Russell 1000 Value TR Russell MidCap Value Total Return	N/A	Large Value Mid Value

Jarl Ginsberg	Russell 2000 Value TR	N/A	Small Value

David I. Hoffman	Russell 1000 Value TR Russell MidCap Value Total Return	N/A	Large Value Mid Value

Yan Jin	Merrill Lynch All Convertibles All Qualities	N/A	Convertibles

Noah J. Petrucci	Russell 1000 Value TR Russell Mid Cap Value Total Return	N/A	Large Value Mid Value

Diane L. Sobin	Russell 1000 Value TR Russell Mid Cap Value Total Return	N/A	Large Value Mid Value

Christian K. Stadlinger	Russell 2000 Value TR	N/A	Small Value

Yanfang (Emma) Yan	Merrill Lynch All Convertibles All Qualities	N/A	Convertibles

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is largely determined by assets under management.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of February 28, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Richard E. Dahlberg	1	$1.7 billion	—	—	107	$1.3 billion
Lori J. Ensinger (a)	10	$4.2 billion	2	$562.3 million	4,755	$4.1 billion
Lori J. Ensinger (b)	10	$4.9 billion	2	$562.3 million	4,755	$4.1 billion
Jarl Ginsberg	1	$529.7 million	—	—	25	$0.2 billion
David I. Hoffman (c)	10	$4.2 billion	2	$562.3 million	4,768	$4.2 billion
David I. Hoffman (d)	10	$4.9 billion	2	$562.3 million	4,768	$4.2 billion
Yan Jin	2	$28 million			5	$200,000
Noah J. Petrucci (e)	10	$4.2 billion	2	$562.3 million	4,760	$4.1 billion
Noah J. Petrucci (f)	10	$4.9 billion	2	$562.3 million	4,760	$4.1 billion
Diane L. Sobin (g)	10	$4.2 billion	2	$562.3 million	4,766	$4.1 billion
Diane L. Sobin (h)	10	$4.9 billion	2	$562.3 million	4,766	$4.1 billion
Christian K. Stadlinger	1	$529.7 million	—	—	26	$0.2 billion
Yanfang (Emma) Yan	2	$27 million	—	—	12	$4.5 million

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.

(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.

(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.

(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.

(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.

(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.

(g)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.

(h)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the compensation of the Advisor’s portfolio manager(s) is based on performance, as of February 28, 2007, the Funds’ most recent fiscal year end.

Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Richard E. Dahlberg	—	—	—	—	—	—
Lori J. Ensinger (a)	—	—	—	—	—	—
Lori J. Ensinger (b)	—	—	—	—	—	—
Jarl Ginsberg	—	—	—	—	—	—
David I. Hoffman (c)	—	—	—	—	—	—
David I. Hoffman (d)	—	—	—	—	—	—
Yan Jin	—	—	—	—	—	—
Noah J. Petrucci (e)	—	—	—	—	—	—
Noah J. Petrucci (f)	—	—	—	—	—	—
Diane L. Sobin (g)	—	—	—	—	—	—
Diane L. Sobin (h)	—	—	—	—	—	—
Christian K. Stadlinger	—	—	—	—	—	—
Yanfang (Emma) Yan	—	—	—	—	—	—

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.

(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.

(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.

(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.

(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.

(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.

(g)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.

(h)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of February 28, 2007.

Portfolio Manager Ownership of the Columbia Funds Family as of February 28, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned*
Richard E. Dahlberg	Convertible Securities Fund	None
Lori J. Ensinger**	Large Cap Value Fund	over $1 million(a) $100,001 - $500,000(b)
Lori J. Ensinger**	Mid Cap Value Fund	$500,001 - $1 million(a) $100,001 - $500,000(b)
David I. Hoffman**	Large Cap Value Fund	$50,001 - $100,000(a) $100,001 - $500,000(b)

Portfolio Manager Ownership of the Columbia Funds Family as of February 28, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned*
Jarl Ginsberg***	Small Cap Value Fund II	$100,001 - $500,000(a) $10,001 - $50,000(b)
David I. Hoffman**	Mid Cap Value Fund	$50,001 - $100,000(a) $100,001 - $500,000(b)
Yan Jin	None	—
Noah J. Petrucci**	Large Cap Value Fund	$50,001 - $100,000(a) $1 - $10,000(b)
Noah J. Petrucci**	Mid Cap Value Fund	$10,001 - $50,000(a) $10,001 - $50,000(b)
Diane L. Sobin**	Large Cap Value Fund	$100,001 - $500,000(a) $10,001 - $50,000(b)
Diane L. Sobin**	Mid Cap Value Fund	$100,001 - $500,000(a) $10,001 - $50,000(b)
Christian K. Stadlinger**	Small Cap Value Fund II	$500,001 - $1 million(a) $100,001 - $500,000(b)
Yanfang (Emma) Yan	Convertible Securities Fund	$100,001 - $500,000(a) $1 - $10,000(b)

*	Each portfolio manager’s selection of shares was made on February 14, 2007, but notional amounts may have been conferred after that date.

**	Effective date of ownership is March 1, 2007.

***	Effective date of ownership is April 2, 2007.
(a)	Excludes any notional investments.

(b)	Notional investments through a deferred compensation account.

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/ dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. More rarely, a portfolio manager may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Sub-Advisor(s) and Investment Sub-Advisory Services

Marsico

Marsico is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico was organized in September 1997 as a registered investment advisor, became a wholly owned indirect subsidiary of Bank of America in January 2001 and is an affiliate of the Advisor. Marsico provides investment management services to other mutual funds and private accounts and, as of March 31, 2007, had approximately $87.9 billion under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico is the investment sub-advisor to Marsico 21st Century Fund.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Marsico selects and manages the respective investments of the Funds for which it serves as investment sub-advisor. Marsico performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of Marsico’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Marsico shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor, from the investment advisory fees it receives, pays Marsico for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The maximum advisory fee rate payable by each Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by a Fund last fiscal year, are shown in the Funds’ prospectuses in the section entitled Management of the Fund – Primary Service Providers. Sub-advisory fees paid to affiliated investment sub-advisors are not required to be shown. Accordingly, the sub-advisory rates for and sub-advisory fees paid to Marsico are not shown.

Marsico Portfolio Manager(s)

The following provides additional information about the Marsico portfolio manager(s) who are responsible for making the day-to-day investment decisions for certain of the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Marsico portfolio manager(s) who are responsible for the Fund(s) are:

Marsico Portfolio Manager(s)

Portfolio Manager	Fund
Corydon J. Gilchrist	Marsico 21st Century Fund

Compensation

Marsico’s portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Gendelman’s compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico. In addition to his salary and bonus, Mr. Gendelman may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Marsico portfolio manager(s) managed, as of February 28, 2007.

Other Accounts Managed by the Marsico Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Corydon J. Gilchrist	3	$1,713,324,000	—	—	4	$2,885,830,000

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the Marsico portfolio manager(s) compensation is based on performance, as of February 28, 2007.

Other Accounts Managed by the Marsico Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Corydon J. Gilchrist	—	—	—	—	—	—

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Marsico portfolio manager(s), as of February 28, 2007.

Marsico Portfolio Manager Ownership of the Columbia Funds Family as of February 28, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Corydon J. Gilchrist	Marsico 21st Century Fund	None

Marsico Portfolio Managers and Potential Conflicts of Interest

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

Administration Fee Rates and Fees Paid

The Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates

Fund	Administration Fee Rate, as a % of Average Daily Net Assets
Convertible Securities Fund	0.17%
Large Cap Value Fund	0.17%
Marsico 21st Century Fund	0.22%
Mid Cap Value Fund	0.17%
Small Cap Value Fund II	0.17%

The Administrator received fees from the Funds for its services as reflected in the following chart, which shows the net administration fees paid to the Administrator for the three most recently completed fiscal periods. The fees shown for the fiscal year ended March 31, 2005 were paid to BACAP Distributors, the former administrator for the Funds.

Administration Fees Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Convertible Securities Fund
Administration Fee Paid	$1,693,870	$2,332,950	$2,601,866
Amount Waived/Reimbursed by the Administrator	—	—	—
Large Cap Value Fund
Administration Fee Paid	$6,133,720	$4,684,232	$2,573,437
Amount Waived/Reimbursed by the Administrator	$183,015	$200,002	—
Marsico 21st Century Fund
Administration Fee Paid	$4,379,392	$1,406,994	$380,702
Amount Waived/Reimbursed by the Administrator	—	—	—
Mid Cap Value Fund
Administration Fee Paid	$4,523,445	$2,603,232	$825,158
Amount Waived/Reimbursed by the Administrator	—	—	—
Small Cap Value Fund II
Administration Fee Paid	$433,027	$331,117	$265,042
Amount Waived/Reimbursed by the Administrator	—	—	—

Pricing and Bookkeeping Services

Columbia Management Advisors, LLC is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street Bank and Trust Company of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Advisor for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the requirements of the Sarbanes-Oxley Act of 2002.

Also, effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Advisor and State Street Bank and Trust Company (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides certain financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with the Advisor and State Street Bank and Trust Company (together with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust Company provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street Bank and Trust Company annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets. Under the State Street Agreements, the fees payable to State Street Bank and Trust Company will not exceed $140,000 annually in the aggregate for each such Fund.

Prior to December 15, 2006, the Funds had a pricing and bookkeeping agreement and an amended Administration Agreement with the Administrator. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the Funds’ prior pricing and bookkeeping agreement, the Funds paid to Columbia Management Advisors, LLC, or to such other person(s) as Columbia Management Advisors, LLC directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the Fund Accounting Fee); and (ii) a financial reporting service of $13,000 (the Financial Reporting Fee). Additionally, the Funds bore certain reimbursable costs and expenses as provided in their prior pricing and bookkeeping agreement and the Administration Agreement. The aggregate fund accounting and fund reporting fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

Columbia Management Advisors, LLC and State Street Bank and Trust Company received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street Bank and Trust Company under the Services Agreement and to Columbia Management Advisors, LLC under the Funds’ prior pricing and bookkeeping agreement and the Administration Agreement for the two most recently completed fiscal years. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by the Administrator under the Administration Agreement.

Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006 *
Convertible Securities Fund	$160,274	$57,015
Large Cap Value Fund	$144,452	$53,764
Marsico 21st Century Fund	$153,802	$57,806
Mid Cap Value Fund	$144,996	$54,428
Small Cap Value Fund II	$98,013	$30,738

*	These amounts were paid to Columbia Management Advisors, LLC for the period beginning December 1, 2005 and ending March 31, 2006.

The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. is the Principal Underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approval by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows all commissions and other compensation received by the Distributor, as well as amounts the Distributor retained, during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Funds and Retained by the Distributor

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006 (a)		Fiscal Year Ended March 31, 2005
Convertible Securities Fund
Amount Paid				$11,205,844	(b)
Class A shares	$164,276	$195,060
Amount Retained				$11,205,844	(c)
Class A shares	$25,672	$396,000
Class B shares	$177,182	$267,000
Class C shares	$2,811	$8,000
Large Cap Value Fund
Amount Paid				$11,205,844	(b)
Class A shares	$498,588	$291,615
Amount Retained				$11,205,844	(c)
Class A shares	$79,875	$108,000
Class B shares	$810,176	$103,000
Class C shares	$5,048	$5,000
Marsico 21st Century Fund
Amount Paid				$11,205,844	(b)
Class A shares	$9,692,036	$2,490,416
Amount Retained				$11,205,844	(c)
Class A shares	$1,399,252	$859,000
Class B shares	$133,747	$90,000
Class C shares	$97,744	$5,000
Mid Cap Value Fund
Amount Paid				$11,205,844	(b)
Class A shares	$1,659,012	$660,623
Amount Retained				$11,205,844	(c)
Class A shares	$240,590	$20,000
Class B shares	$299,698	$8,000
Class C shares	$33,009	—	(d)
Small Cap Value Fund II
Amount Paid				$11,205,844	(b)
Class A shares	$182,247	$16,609
Amount Retained				$11,205,844	(c)
Class A shares	$26,787	$10,000
Class B shares	$4,492	$3,000
Class C shares	$1,944	—	(d)

(a)	Amounts are rounded to the nearest $1,000.

(b)	Amount represents underwriting commissions paid to the Distributor by the Columbia Funds Complex.

(c)	Amount represents underwriting commissions retained by the Distributor from underwriting commissions paid by the Columbia Funds Complex.

(d)	Amount represents less than $500.

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico Capital Management, LLC and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to some of these restrictions. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may arise. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street Bank and Trust Company, which is located at Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 acts as the Funds’ Custodian. As Custodian, State Street Bank and Trust Company is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal period ended February 28, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal period ended February 28, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for Class A shares, Class B shares, Class C shares and Class R shares of the Funds that offer those classes. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

With respect to a Fund’s Class A shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B shares of the Funds.

With respect to a Fund’s Class C shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C shares of the Funds.

With respect to a Fund’s Class R shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan, the Class C Distribution Plan and the Class R Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Rule 12b-1 Fees Paid by the Funds for the Fiscal Period Ended February 28, 2007

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Convertible Securities Fund
Distribution Fee	—	$733,029	$373,897	—
Service Fee	$771,332	$244,403	$124,632	—
Large Cap Value Fund
Distribution Fee	—	$4,219,795	$658,441	$49
Service Fee	$2,739,045	$1,406,599	$219,480	—
Marsico 21st Century Fund
Distribution Fee	—	$851,334	$2,290,213	$6,099
Service Fee	$3,095,508	$283,958	$764,227	—
Mid Cap Value Fund
Distribution Fee	—	$1,868,069	$1,254,863	$6,596
Service Fee	$2,333,985	$612,544	$410,551	—
Small Cap Value Fund II
Distribution Fee	—	$20,245	$48,179	$1,387
Service Fee	$114,152	$6,748	$15,937	—

Expense Limitations

The Advisor (or its predecessor) and/or the Distributor has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the table below.

Fund Level Expense Commitment * - Period ending June 30, 2008

Fund
Mid Cap Value Fund **	1.25%
Small Cap Value Fund II **	1.30%

*	Waivers of investment advisory and/or administration fees and/or other expense reimbursements will result in the listed fund level expense commitments (excluding distribution/shareholder servicing/shareholder administration fees and the Board approved class specific account expense relating to R Shares).

**	The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds website at www.columbiafunds.com; and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Funds, the services of certain officers of the Funds and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if applicable) as are required for the proper conduct of the Funds’ affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Funds’ shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Funds.

The Funds pay or cause to be paid all other expenses of the Funds, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Funds for the safekeeping of their cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Funds; brokerage commissions chargeable to the Funds in connection with Fund securities transactions to which the Funds are a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Funds to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Funds (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Funds’ shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Funds’ shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Funds; membership dues of industry associations; interest payable on Fund borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Funds’ operation unless otherwise explicitly assumed by the Advisor or the Administrator.

Expenses of the Funds which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees have a fiduciary duty to protect shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation of the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on five occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee members are all not “interested” persons (as defined in the 1940 Act).The Governance Committee met on four occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee members are all not “interested” persons (as defined in the 1940 Act). The Investment Committee met on five occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per Fund basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Period Ended February 28, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees
Edward J. Boudreau, Jr.	$93,070.37	$130,900.00	(b)
William P. Carmichael	$107,517.45	$151,250.00	(c)
Minor M. Shaw	$92,183.00	$129,800.00	(d)
R. Glenn Hilliard	$84,609.63	$118,999.99	(e)
William A. Hawkins	$94,824.23	$133,400.00	(f)

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which is included in the amounts shown.

(b)	Total compensation amount includes deferred compensation payable to Mr. Boudreau in the amount of: $30,181.81.

(c)	Total compensation amount includes deferred compensation payable to Mr. Carmichael in the amount of: $139,490.80.

(d)	Total compensation amount includes deferred compensation payable to Ms. Shaw in the amount of: $59,859.54.

(e)	Total compensation amount includes deferred compensation payable to Mr. Hilliard in the amount of: $109,752.38.

(f)	Total compensation amount includes deferred compensation payable to Mr. Hawkins in the amount of: $0.

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of their compensation (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Columbia Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Columbia Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiaries over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and deferring Trustees have the status of unsecured creditors of the selected portfolios.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.	A	C
William P. Carmichael	A	E
Minor M. Shaw	A	C
R. Glenn Hilliard	A	C
William A. Hawkins	A	E

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957)	President	2004	Head of Mutual Funds since August 2004 and Managing Director of the Advisor since September 2005; President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. (investment management) from September 1998 to August 2004.

James R. Bordewick, Jr. (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

J. Kevin Connaughton (Born 1964)	Senior Vice President, Chief Financial Officer and Treasurer	2000	Managing Director of the Advisor since February 1998.

Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor, September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004. Vice President Product Strategy and Development from February 2001 to June 2002.

Stephen T. Welsh (Born 1957)	Vice President	1996	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Jeffrey R. Coleman (Born 1969)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Joseph F. DiMaria (Born 1968)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) from May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

Marybeth C. Pilat (Born 1968)	Deputy Treasurer	2006	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Kathryn Dwyer-Thompson (Born 1967)	Assistant Treasurer	2006	Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004; Vice President, State Street Corporation (financial services) prior to December 2004.

Philip N. Prefontaine (Born 1948)	Assistant Treasurer	2006	Vice President, Mutual Fund Reporting of the Advisor since November 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. (investment management) prior to November 2004.

Keith E. Stone (Born 1974)	Assistant Treasurer	2006	Vice President, Trustee Reporting of the Advisor since September 2003; Manager, Investors Bank & Trust Company (financial services) from December 2002 to September 2003; Audit Senior, Deloitte & Touche, LLP (independent registered public accounting firm) prior to December 2002.

Barry S. Vallan (Born 1969)	Controller	2006	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Peter T. Fariel (Born 1957)	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Nicholas J. Kolokithas (Born 1972)	Assistant Secretary	2007

Assistant General Counsel, Bank of America since

March 2007; Vice President and Counsel, Deutsche Asset Management (investment management) from October 2005 to March 2007; Associate, Dechert LLP (law firm) from June 2000 to September 2005.

Julie B. Lyman (Born 1970)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since October 2006; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 to October 2006; Counsel & Assistant Vice President, CDC IXIS Asset Management Services, Inc. (investment management) prior to April 2004.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Assistant General Counsel, Bank of America since March 2005; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Julian Quero (Born 1967)	Assistant Treasurer	2003	Senior Compliance Manager of the Advisor since April 2002; Assistant Vice President of Taxes and Distributions of the Advisor from 2001 to April 2002.

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Funds. Conversely, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The

Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for the other mutual funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to each Fund and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Convertible Securities Fund	$284,338.37	$294,402	$597,582
Large Cap Value Fund	$4,377,579.36	$3,474,135	$2,643,850
Marsico 21st Century Fund	$6,808,598	$3,415,987	$924,414
Mid Cap Value Fund	$4,218,186.41	$2,270,763	$1,030,900
Small Cap Value Fund II	$1,024,106.98	$853,883	$600,605

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal period ended February 28, 2007.

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal year ended March 31, 2006.

The Funds paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2005 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2005

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commissions
Large Cap Value Fund	Banc of America Securities LLC (a securities underwriting affiliate of Bank of America)	$4,670
Mid Cap Value Fund	Banc of America Securities LLC (a securities underwriting affiliate of Bank of America)	$7,915

Directed Brokerage

The Funds or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Advisor.

During the fiscal period ended February 28, 2007, no Fund directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of February 28, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of February 28, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Convertible Securities Fund	WELLS FARGO + CO NEW LEHMAN BROS HLDGS INC HARTFORD FINANCIAL SVCS GROUP	$ $ $	13,152,943 12,276,125 2,309,250
Large Cap Value Fund	J P MORGAN CHASE & CO CITIGROUP INC MERRILL LYNCH & CO INC U.S. BANCORP WELLS FARGO & CO STATE STREET CORP PNC FINANCIAL SERVICES GROUP AMBAC FINANCIAL GROUP INC WACHOVIA CORP GENWORTH FINL INC MARSHALL & ILSLEY CORP HARTFORD FINANCIAL SVCS GROUP PRUDENTIAL FINANCIAL INC SUNTRUST BANKS INC DEUTSCHE BANK AG UNIONBANCAL CORPORATION	$ $ $ $ $ $ $ $ $ $ $ $ $ $ $ $	152,522,994 144,623,304 120,841,116 102,254,408 95,675,326 69,859,864 63,704,850 59,531,486 50,742,840 50,095,490 48,380,930 44,940,586 44,042,242 43,310,047 39,287,952 6,186,367
Marsico 21st Century Fund	GOLDMAN SACHS GROUP INC UBS AG WELLS FARGO & CO JEFFERIES GROUP INC EVERCORE PARTNERS INC	$ $ $ $ $	99,136,800 92,469,922 90,468,417 69,526,886 6,914,272

Investments in Securities of Regular Broker/Dealers as of February 28, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Mid Cap Value Fund	AMBAC FINANCIAL GROUP INC MARSHALL & ILSLEY CORP CITY NATIONAL CORP CULLEN/FROST BANKERS INC GENWORTH FINL INC BANK OF HAWAII CORP	$ $ $ $ $ $	49,705,026 44,084,075 42,008,760 39,210,704 33,845,553 32,656,008
Small Cap Value Fund II	NATIONAL FINANCIAL PARTNERS LAZARD LTD AFFILIATED MANAGERS GROUP COWEN GROUP INC	$ $ $ $	5,077,600 5,046,020 4,994,000 3,233,920

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•	ABR Retirement Plan Services, Inc.

•	Acclaim Benefits, Inc.

•	ACS HR Solutions LLC

•	ADP Retirement Services

•	American Century Investments

•	Ameriprise Financial Services, Inc.

•	AMG Service Corp.

•	AST Trust Company

•	Benefit Plan Administrators

•	Bisys Retirement Services

•	Ceridian Retirement Plan Services

•	Charles Schwab & Co.

•	Citigroup Global Markets Inc.

•	CitiStreet LLC

•	City National Bank

•	CNA Trust Corporation

•	Compensation & Capital Administrative Services, Inc.

•	CompuSys Erisa Group of Companies

•	Daily Access Concepts, Inc.

•	Digital Retirement Solutions

•	Edgewood Services, Inc.

•	E*Trade Group, Inc.

•	ExpertPlan

•	Fidelity Investments Institutional Operations Co.

•	Fiserv Trust Company

•	Great West Life & Annuity Co.

•	GWFS Equities, Inc.

•	Hartford Life Insurance Company

•	Hewitt Associates LLC

•	Invesmart, Inc.

•	John Hancock Life Insurance Company (USA)

•	John Hancock Life Insurance Company of New York

•	JP Morgan Retirement Plan Services LLC

•	Lincoln Financial Group

•	Linsco/Private Ledger Corp.

•	M&T Securities, Inc.

•	Marquette Trust Company

•	Massachusetts Mutual Life Insurance Company

•	Matrix Settlement & Clearance Services

•	Mercer HR Services, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Mid Atlantic Capital Corporation

•	National Deferred Compensation, Inc.

•	National Investor Services Corp.

•	Nationwide Investment Services

•	New York State Deferred Compensation, Inc.

•	NYLife Distributors LLC

•	PNC Advisors

•	Princeton Retirement Group

•	Principal Life Insurance Company

•	RBC Dain Rauscher Inc.

•	Robert W. Baird & Co., Inc.

•	Strong Funds Distributors, Inc.

•	The 401k Company

•	T. Rowe Price Group, Inc.

•	The Gem Group, L.P.

•	The Principal Financial Group

•	The Vanguard Group, Inc.

•	Unified Trust Company, N.A.

•	Wachovia Securities, LLC

•	Wells Fargo Bank, N.A.

•	Wells Fargo Funds Management, LLC

•	Wespac Plan Services, Inc.

•	Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

Marketing Support Payments

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•	A.G. Edwards & Sons, Inc.

•	AIG Advisor Group

•	Ameriprise Financial Services, Inc.

•	AXA Advisors, LLC

•	Banc of America Securities LLC

•	Banc One Investment Group, LLC

•	Bank of America, N.A.

•	Bank of New York

•	Bear Stearns Securities Corporation

•	BMO Nesbitt Burns

•	Brown Brothers Harriman & Co.

•	Linsco/Private Ledger Corp.

•	Mellon Financial Markets, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Money Market One

•	Morgan Stanley & Co. Incorporated.

•	National Financial Services LLC

•	Pershing LLC

•	PNC Bank, N.A.

•	Prudential Investment Management Services, LLC

•	Raymond James & Associates, Inc.

•	Raymond James Financial Services, Inc.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•	Chicago Mercantile Exchange

•	Citicorp Investment Services

•	Citigroup Global Markets Inc.

•	Commonwealth Financial Network

•	Custodial Trust Company

•	FAS Corp.

•	Fidelity Brokerage Services, Inc.

•	Frost Bank of America

•	Genworth Financial, Inc.

•	Goldman, Sachs & Co.

•	Harris Corporation

•	Huntington Capital Corp.

•	ING Group

•	J.J.B. Hilliard, W.L. Lyons, Inc.

•	Lincoln Financial Advisors Corp.

•	Security Benefit Life Insurance Company

•	SEI Investments Inc.

•	State Street Global Markets, LLC

•	SVB Securities

•	Summit Bank

•	SunGard Institutional Brokerage Inc.

•	Sun Life Assurance Company of Canada

•	TIAA-CREF Life Insurance Company

•	Transamerica Corporation

•	UBS Financial Services Inc.

•	US Bank National Association

•	Wachovia Securities LLC

•	Webster Investment Services, Inc.

•	Wells Fargo Fund Management LLC

•	Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectus, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Z Shares
Convertible Securities Fund	✓	✓	✓		✓

Large Cap Value Fund	✓	✓	✓	✓	✓

Marsico 21st Century Fund	✓	✓	✓	✓	✓

Mid Cap Value Fund	✓	✓	✓	✓	✓

Small Cap Value Fund II	✓	✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Funds will not be personally liable for payment of the Funds’ debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Funds’ obligation only if the Funds had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of the Funds are entitled to receive any dividends or other distributions declared for the Funds. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or investment sub-advisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectus.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the Exchange is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, and their respective successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Insurance company separate accounts for the benefit of group retirement plans.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund’s transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor’s proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This reinstatement privilege allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (i) the sole shareholder on an individual account; (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the purchase of shares; (ii) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (i) the grantor of the trust is the sole trustee and the sole life beneficiary, and (ii) death occurs following the purchase, and (iii) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if a Fund that previously failed to qualify as a regulated investment company failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to re-qualify as a regulated investment company in a subsequent year.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its capital gain net income (adjusted for net ordinary losses) for the 12 month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund generally intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Fund).

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such capital gains. The Funds cannot carry back or carry forward any net operating losses. The Funds do not have any capital loss carry-forwards for federal income tax purposes.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256 of the Code, described above, then such straddles could be characterized as “mixed straddles.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle will affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized.

Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

All distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives or is deemed to receive a long-term capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI. Foreign Taxes

Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. It is not expected that any of the Funds will qualify for this election.

Foreign Taxes

Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. It is not expected that any of the Funds will qualify for this election.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by the Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction only if certain holding period requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (exempt foreign shareholder). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or receipt of the capital gain distribution and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Under recently enacted legislation, any distribution by a Fund to a foreign shareholder that is attributable to gain from the Fund’s sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Fund’s assets are invested directly or indirectly in U.S. real property interests, taking into account the Fund’s investments in certain regulated investment companies and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Fund has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of May 31, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Convertible Securities Fund – Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	346,842.0260	6.11%
Convertible Securities Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,230,903.2990	42.57%
Convertible Securities Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	28,642,968.1290	84.37%
Large Cap Value Fund – Class R	GPC AGENT FOR MFS HERITAGE TRUST CO FBO CHERENZIA & ASSOCIATES 401K PLAN PO BOX 79377	72.9220	8.82%
Large Cap Value Fund – Class R	FIM FUNDING INC C/O COLUMBIA FUNDS GROUP MAIL STOP MA5 100 11 05 100 FEDERAL STREET BOSTON MA 02110-1802	753.6620	91.18%
Large Cap Value Fund – Class Z	BANK OF AMERICA TTEE 401 (K) FOR LEGACY FLEET TRUST 700 LOUISIANA ST HOUSTON TX 77002-2700	14,332,132.5180	9.52%
Large Cap Value Fund – Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	2,257,916.2000	6.53%
Large Cap Value Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	556,478.2380	9.02%
Large Cap Value Fund – Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA / TX4-213-06-14 P O BOX 2518 HOUSTON TX 77252-2518	15,660,112.9840	10.40%

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Large Cap Value Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	72,290,107.8620	52.67%
Marsico 21st Century Fund – Class R	MG TRUST CO CUST FBO STEVENS INDUSTRIES INC 401K PLAN 700 17TH ST STE 150 DENVER CO 80202-3502	58,750.6000	10.40%
Marsico 21st Century Fund – Class R	GPC AGENT FOR MFS HERITAGE TRUST CO FBO MARSHALL ADVERTISING & DESIGN PSP PO BOX 79377 ATLANTA GA 30357-7377	42,298.2420	7.49%
Marsico 21st Century Fund – Class R	GPC AGENT FOR MFS HERITAGE TRUST CO FBO MARSHALL ADVERTISING & DESIGN PSP PO BOX 79377 ATLANTA GA 30357-7377	53,570.7500	9.48%
Marsico 21st Century Fund – Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH, 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	10,023,166.1520	16.30%
Marsico 21st Century Fund – Class B	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH, 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	1,335,337.3510	9.97%
Marsico 21st Century Fund – Class Z	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC FBO MUTUAL FUND CLIENTS 100 MULBERRY ST NEWARK NJ 07102-4056	3,376,463.0890	5.58%
Marsico 21st Century Fund – Class A	FBO MUTUAL FUND CLIENTS ATTN PRUCHOICE UNIT MAIL STOP 194-201 194 WOOD AVE S ISELIN NJ 08830-2710	29,920,190.9940	12.49%
Marsico 21st Century Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-648	19,904,327.6280	32.38%
Marsico 21st Century Fund – Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	21,676,363.7370	9.05%

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Marsico 21st Century Fund – Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,528,351.9050	11.41%
Marsico 21st Century Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	26,639,339.0560	44.05%
Marsico 21st Century Fund – Class R	MG TRUST CO CUST FBO HARTSELL & WILLIAMS PA 401K & PS P 700 17TH ST STE 300 DENVER, CO 80202-3531	28,896.6000	5.12%
Marsico 21st Century Fund – Class R	MG TRUST CO CUST FBO NORTH COUNTRY BUSINESS PRODUCTS 401 700 17TH ST STE 300 DENVER, CO 80202-3531	28,751.6250	5.09%
Marsico 21st Century Fund – Class R	ORCHARD TRUST COMPANY LLC TTEE FBO EMPLOYEE BENEFITS CLIENTS 401 K PLAN 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	59,126.6900	10.47%
Marsico 21st Century Fund – Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	7,186,943.3910	11.88%
Marsico 21st Century Fund – Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	69,174,133.2770	28.88%
Mid Cap Value Fund – Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR 333W 34TH ST NEW YORK NY 10001-2402	1,982,895.8000	10.73%
Mid Cap Value Fund – Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR 333W 34TH ST NEW YORK NY 10001-2402	884,123.0840	5.55%
Mid Cap Value Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLR JACKSONVILLE, FL 32246-6484	5,042,966.2410	27.29%

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Mid Cap Value Fund – Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE, FL 32246-6484	6,577,226.8010	7.02%
Mid Cap Value Fund – Class R	WILMINGTON TRUST COMP TTEE FBO ORNL FEDERAL CREDIT UNION DEFBENE PL & TRUST C./O MUTUAL FUNDS PO BOX 8880 WILMINGTON DE 19899-880	39,585.2900	5.56%
Mid Cap Value Fund – Class R	WILMINGTON TRUST COMP TTEE FBO ORNL FEDERAL CREDIT UNION DEFBENE PL & TRUST C/O MUTUAL FUNDS PO BOX 8880 WILMINGTON DE 19899-880	40,355.5730	5.67%
Mid Cap Value Fund – Class A	CHARLES SCHWAB & CO INC ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6,591,000.7290	7.03%
Mid Cap Value Fund – Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	10,532,656.5170	8.61%
Mid Cap Value Fund – Class R	CAPITAL BANK & TRUST COMPANY CHA GROUP RETIREMENT PLAN C/O PLAN PREMIER/FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOON VLG CO 80111-5002	36,577.4140	5.14%
Mid Cap Value Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	55,384,077.7100	45.28%
Mid Cap Value Fund – Class R	CAPITAL BANK & TRUST COMPANY PROSPECT MOLD & DIE CO THRIFT INCENTIVE PLAN C/O PLANPREMIER/FASCORE, LLC 8515 E ORCHARD RD # 2T2 GREENWOON VLG CO 80111-5002	42,054.0160	5.91%
Mid Cap Value Fund – Class R	CAPITAL BANK & TRUST COMPANY C/O PLANPREMIER/FASCORE, LLC 8515 E ORCHARD RD # 2T2 GREENWOON VLG CO 80111-5002	54,812.1450	7.70%
Small Cap Value Fund II – Class R	JUPITER & CO C/O INVESTORS BANK & TRUST CO PO BOX 9130 FPG90 BOSTON, MA 02117-9130	28,332.1890	12.21%

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Small Cap Value Fund II – Class Z	DIVERSIFIED INVESTMENT ADVISORS ATTN: BHEESHAM PERSAUD MAIL DROP 2-52 4 MANHATTANVILLE ROAD PURCHASE NY 10577-2139	2,879,200.0380	9.46%
Small Cap Value Fund II – Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE, FL 32246-6484	24,886.9270	10.73%
Small Cap Value Fund II – Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE, FL 32246-6484	3,190,281.9010	21.40%
Small Cap Value Fund II – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE, FL 32246-6484	923,085.5990	51.87%
Small Cap Value Fund II – Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTOLIS TWO AVENUE DE LAFAYETTE, LCC/4S BOSTON MA 02111-1724	2,338,204.3960	7.68%
Small Cap Value Fund II – Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTOLIS TWO AVENUE DE LAFAYETTE, LCC/4S BOSTON MA 02111-1724	2,375,337.6260	7.81%
Small Cap Value Fund II – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	14,192,748.3150	46.64%
Small Cap Value Fund II – Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-415	886,030.6950	5.94%
Small Cap Value Fund II – Class A	SUPPLEMENTAL INCOME TRUST FUND PO BOX 8338 BOSTON MA 0266-8338	2,863,638.6960	19.21%

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Small Cap Value Fund II – Class R	CAPITAL BANK & TRUST COMPANY TTEE FBO FOLCOMER EQUIPMENT CORPORATION RETIREMENT SAVINGS PLAN 8515 E ORCHARD RD # 2T2 GREENWOON VLG CO 80111-5002	18,296.3250	7.89%
Small Cap Value Fund II – Class R	CAPITAL BANK & TRUST COMPANY TTEE QPS LLC 401K PLAN C/O PLAN PREMIERE/FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOON VLG CO 80111-5002	26,188.0930	11.29%
Small Cap Value Fund II – Class R	CAPITAL BANK & TRUST COMPANY TTEE FBO OPTIMUMINC 401 RETIREMENT PLAN C/O PLAN PREMIERE/FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOON VLG CO 80111-5002	28,654.4280	12.35%
Small Cap Value Fund II – Class R	ACCESS 401K PLAN CAPITAL BANK & TRUST COMPANY TTEE FBO OPTIMUMINC 401 RETIREMENT PLAN C/O PLAN PREMIERE/FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOON VLG CO 80111-5002	33,640.0200	14.50%

As of May 31, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Convertible Securities Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	28,642,968.1290	46.71%
Large Cap Value Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	79,290,107.8620	28.20%
Mid Cap Value Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	55,384,077.7100	22.05%
Small Cap Value Fund II	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	14,192,748.3150	29.78%

APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

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•

A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 — Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

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•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

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APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

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Means of achieving compliance

I.	PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II.	CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

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III.	CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV.	PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V.	VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

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•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

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•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

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Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

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•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

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Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

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CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

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CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

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CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

___________________________________________________________________________________________________________

Issuer and Proxy Matter:

___________________________________________________________________________________________________________

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

___________________________________________________________________________________________________

___________________________________________________________________________________________________

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

___________________________________________________________________________________________________

___________________________________________________________________________________________________

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

___________________________________________________________________________________________________

___________________________________________________________________________________________________

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

___________________________________________________________________________________________________

___________________________________________________________________________________________________

Name: _________________________________________________________________________________________________

Signed: _________________________________________________________________________________________________

Date: _________________________________________________________________________________________________

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.

[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

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CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate: _______________________________________________

Company Name: ___________________________________________________________________

Cutoff Date and Meeting Date: _______________________________________________

Proxy Agenda Item: _____________________________________________________________________________________

Description of Item: _______________________________________________

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

☐  FOR

☐  AGAINST

☐  WITHHOLD

☐   ABSTAIN

Brief rationale: _____________________________________________________________________

__________________________________________________________________________________

_________________________________________________________________________________________

_________________________________________________________________________________________

_________________________________________________________________________________________

_________________________________________________________________________________________

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

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MARSICO CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

Statement of Policy

1. It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.

•

MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

•

In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.

•

MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.

•

In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, MCM might use other procedures to resolve an apparent material conflict.

•

MCM may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

•

MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

Definitions

2. By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.

3.a. By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how

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proxies are voted. A material conflict of interest might also exist in unusual circumstances when MCM has actual knowledge of a material business arrangement between a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity and MCM’s parent company, Bank of America Corporation (“BAC”) or another BAC subsidiary, or when MCM has actual knowledge that MCM or BAC or another BAC subsidiary may have a significant interest in the subject matter or outcome of a proxy vote.

3.b. A material conflict of interest ordinarily does not exist when BAC or a BAC subsidiary other than MCM does business with a particular proxy issuer or closely affiliated entity, because: (i) MCM is separately managed from BAC and other subsidiaries; (ii) MCM’s employees work in a separate location from BAC and other subsidiaries and do not routinely communicate with them; (iii) MCM generally is not aware of a proxy issuer’s (or affiliated entity’s) business arrangements with BAC or other subsidiaries, and is not aware of the materiality of such arrangements to BAC or other subsidiaries; and (iv) MCM has no direct interest in any such business arrangements.

Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations

4. MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.

5. In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents — such as, without limitation, proposals that would effect changes in corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters – could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in MCM’s sole discretion, it may vote against a management recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management in order to oppose management proposals that are not shareholder-friendly in MCM’s view.

6. MCM periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management recommendations, or selling shares of the company.

Procedures: Use of an Independent Service Provider

7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To avoid the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM generally does not cause such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).

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Procedures: Voting/Abstention/No Action/Other Exceptions

8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

9.a MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by the client or by a previous adviser), MCM generally may choose to abstain or take no action on the proxies because the related shares may not be retained in the account for a substantial period of time. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).

9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.

10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

Alternative Procedures for Potential Material Conflicts of Interest

11. In certain circumstances, such as when the issuer or other proponent of a proxy proposal is also a client of MCM, an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.

12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.

13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3.a. and 3.b. above) between MCM’s interests and clients’ interests may appear to exist, MCM generally will, to avoid any appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:

(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or

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(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure will only be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

14. In unusual cases, MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

(i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

(ii) Abstaining or taking no action on the proxies; or

(iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

Voting by Client Instead of MCM

15. An MCM client may vote its own proxies instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.

16. MCM generally cannot implement client proxy voting guidelines (and may instead encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis.

17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients

Persons Responsible for Implementing MCM’s Policy

18. MCM’s Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.

19. Members of MCM’s Investment staff, such as security analysts generally review proxy proposals as part of their ongoing assessment of companies.

Recordkeeping

20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:

(i) Copies of all proxy voting policies and procedures;

(ii) Copies of proxy statements received (unless maintained elsewhere as described below);

(iii) Records of proxy votes cast on behalf of clients;

(iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

(v) Written client requests for proxy voting information, and

(vi) Written responses by MCM to written or oral client requests.

B-20

20.b. MCM will document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Client Services Department also documents certain other non-routine proxy voting issues, including: (1) the basis for any decision in which MCM determines to vote against a management recommendation that does not involve general matters relating to corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management recommendation.

20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions to vote against general corporate governance issues, or to abstain or take no action on proxies in circumstances when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, when MCM has sold or determined to sell a security, when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or in other routine situations identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.

21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

22. MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).

Availability of Policy and Proxy Voting Records to Clients

24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.

*        *        *

MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

Approved by:	/s/ Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	October 1, 2004

Policy Amended: February 10, 2006

Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	February 10, 2006

Policy Amended: July 19, 2006

Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	July 19, 2006

B-21

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

July 1, 2007

Index Funds Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund Columbia Large Cap Enhanced Core Fund

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated July 1, 2007. The most recent annual reports for the Funds, which include the Funds’ audited financial statements dated February 28, 2007, are incorporated by reference into this SAI.

Copies of any Fund’s current prospectus and annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds website at www.columbiafunds.com.

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SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. Investors nevertheless may find the information important and helpful. The SAI expands discussions of the matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of federal income tax laws.

If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administration Agreement	The administration agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Advisors, LLC

Advisor	Columbia Management Advisors, LLC

AMEX	American Stock Exchange

BAI	Banc of America Investment Services, Inc.

BAS	Banc of America Securities LLC

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

CFTC	Commodity Futures Trading Commission

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc., as that term is defined under Item 12 of Form N-1A

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.

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Glossary

Custodian	State Street Bank and Trust Company

Distributor	Columbia Management Distributors, Inc.

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

GNMA	Government National Mortgage Association

Independent Trustees	The Trustees of the Board who are not “interested persons” of the Fund as defined in the 1940 Act

Index Fund(s)	One or more of the index funds in the Columbia Funds Family

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor

Investment Sub-Advisory Agreement	The investment sub-advisory agreement among the Trust on behalf of the Fund(s), the Advisor and a Fund’s investment sub-advisor(s), as the context may require

IRS	United States Internal Revenue Service

Large Cap Index Fund	Columbia Large Cap Index Fund

Large Cap Enhanced Core Fund	Columbia Large Cap Enhanced Core Fund

LIBOR	London Interbank Offered Rate

Mid Cap Index Fund	Columbia Mid Cap Index Fund

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Principal Underwriter	Columbia Management Distributors, Inc.

REIT	Real estate investment trust

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

SMBS	Stripped mortgage-backed securities

Small Cap Index Fund	Columbia Small Cap Index Fund

Transfer Agent	Columbia Management Services, Inc.

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Services, Inc.

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Glossary

The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

4

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and had approximate total assets in excess of $347.4 billion as of March 31, 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On that same day, the names of the Funds were changed as follows: Nations LargeCap Index Fund to Columbia Large Cap Index Fund, Nations MidCap Index Fund to Columbia Mid Cap Index Fund, Nations SmallCap Index Fund to Columbia Small Cap Index Fund and Nations LargeCap Enhanced Core Fund to Nations Large Cap Enhanced Core Fund.

Each of the Funds is a diversified series of the Trust, which is an open-end management investment company. Each of the Funds has a fiscal year end of February 28. Prior to August 2006, each Fund had a fiscal year end of March 31.

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ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the investment of more than 10% of a Fund’s assets) and related principal investment risks for each Fund are discussed in each Fund’s prospectus.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except each Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that each Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

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5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Policies

1.	The Funds may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of a Fund are purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such Fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	Each Fund may not invest more than 15% of its net assets in illiquid securities.

3.	The Funds may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Advisor may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, each Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

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Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest, including those described in the Funds’ prospectuses. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund generally invests no more than 10% of the Fund’s assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Additional information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	Large Cap Index Fund	Mid Cap Index Fund	Small Cap Index Fund	Large Cap Enhanced Core Fund
Asset-Backed Securities	✓	✓	✓	✓

Bank Obligations	✓	✓	✓	✓

Common Stock	✓	✓	✓	✓

Convertible Securities	✓	✓	✓	✓

Corporate Debt Securities	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓

Index or Linked Securities	✓	✓	✓	✓

Futures Contracts	✓	✓	✓	✓

Options on Futures Contracts	✓	✓	✓	✓

Stock Options and Stock Index Options	✓	✓	✓	✓

Swap Agreements	✓	✓	✓	✓

Dollar Rolls	✓	✓	✓	✓

Foreign Currency Transactions	✓	✓	✓	✓

Foreign Securities	✓	✓	✓	✓

Guaranteed Investment Contracts	✓	✓	✓	✓

Illiquid Securities	✓	✓	✓	✓

Low and Below Investment Grade Securities				✓

Money Market Instruments	✓	✓	✓	✓

Mortgage-Backed Securities	✓	✓	✓	✓

Other Investment Companies	✓	✓	✓	✓

Participation Interests	✓	✓	✓	✓

Preferred Stock	✓	✓	✓	✓

Private Placement and Other Securities	✓	✓	✓	✓

Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓

Repurchase Agreements	✓	✓	✓	✓

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Permissible Fund Investments

Investment Type	Large Cap Index Fund	Mid Cap Index Fund	Small Cap Index Fund	Large Cap Enhanced Core Fund
Reverse Repurchase Agreements	✓	✓	✓	✓

Stripped Securities	✓	✓	✓	✓

Structured Products and Linked Securities	✓	✓	✓	✓

U.S. Government and Related Obligations	✓	✓	✓	✓

Variable- and Floating-Rate Obligations	✓	✓	✓	✓

Warrants and Rights	✓	✓	✓	✓

When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that are convertible to cash over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The securitization trust issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then must be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. For purposes of any applicable investment policies with respect to bank obligations, the assets of a bank or savings institution may, if certain conditions are satisfied, be deemed to include the assets of its domestic and foreign branches.

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Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to a Fund payments at negotiated, floating or fixed interest rates.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high-levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded, on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses the risks applicable to investing in a particular type of company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the

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share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of those companies’ common stocks to decline.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities usually are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity to 390 days. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by NRSROs as investment grade may have a relatively

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modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by NRSROs generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

General

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants; swap agreements and swaptions. For more information about each these derivatives, see the sections in this SAI that describe them.

A Fund may use derivatives for a variety of reasons, including: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or interest rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or interest rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are standardized contracts that generally can be bought and sold easily, and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

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A Fund may use any or all of the above investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one hedging technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Advisor believes that indexed and inverse floating obligations represent flexible portfolio management instruments that allow a Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index

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of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators less often own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the Commodity Exchange Act (CEA), and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying instrument) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

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Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities (stock index futures contracts do not permit delivery of securities), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

In addition, there is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution of special procedures by exchanges, which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes.

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A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index (the Index). This Index is composed of forty term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The forty prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the

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hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Index Futures Contracts and Options on Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the

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expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

A primary difference between stock options and stock index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, a Fund will treat dealer options as subject to a Fund’s limitation on illiquid securities.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand

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in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund intends to enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s Prospectus) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

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Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities or an index. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

The Advisor does not believe that a Fund’s obligations under swap agreements are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has

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occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to a Fund). In connection with credit default swaps in which a Fund is the buyer, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to a Fund’s exposure (any accrued but unpaid net amounts owed by a Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, a Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to a Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of a Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Equity swaps are derivative instruments and their values can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount

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of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and lower price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Using dollar rolls presents certain risks. Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

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Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. If the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are “foreign” based on an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Foreign securities also may include securities of Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain (PFIC tax) related to the investment, which will be allocated over the period that a Fund is invested in a PFIC. The PFIC tax is the highest ordinary income tax rate in effect for any period multiplied by the portion of the excess distribution allocated to such period, and it could be increased by an interest charge on the deemed tax deferral. A Fund may elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs, which in many cases may be difficult to obtain. An alternative election would permit a Fund to recognize as income any appreciation (and, to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year.

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Investing in foreign securities is subject to certain risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by the Fund pursuant to the SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Low and Below Investment Grade Securities

Low and below investment grade securities are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., any rating lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a

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downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated of securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is significantly greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The securitization trust issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. The securities, in turn, are either privately placed or publicly offered.

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Mortgage-backed securities may be issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Other Investment Companies

Investing in other investment companies is a manner in which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by the company as a whole. Such other

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investment companies may include exchange-traded funds (ETFs) which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Under the 1940 Act and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest, which are discussed below. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to gain exposure to a type of security to which it would not otherwise have had access, or to be fully invested, there are potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on a Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF is based. ETFs also are subject to the risk that their prices may not correlate perfectly to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “repackaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

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Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P; municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that ‘unfail’ the process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Securities

Private placement securities are securities that have been privately placed and that are eligible for sale only to certain qualified investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often “restricted” and cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited

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investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Investing in REITs is subject to certain risks. For example, REITs may be subject to certain risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements with only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Using repurchase agreements is subject to certain risks. Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including

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interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Using reverse repurchase agreements is subject to certain risks. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are derivatives that evidence ownership in either the future interest or principal payments on an instrument. Stripped securities typically are products of brokerage houses and the U.S. Government, and there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended, and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

Structured Products and Linked Securities

Structured products are types of derivative securities that may have various combinations of equity and debt characteristics. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

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Linked securities are a type of structured product. Index-linked, equity-linked, currency-linked and other types of linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than a typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas.

Index-linked securities include issues such as S&P Depositary Receipt (SPDR), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products generally are of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured securities. Structured products typically are sold in private placement transactions and may have a limited trading market.

Investments in “linked” securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

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U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Investing in warrants and rights is subject to certain risks. Warrants and rights may be subject to the risk that the purchaser could lose the purchase value of such securities. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

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Engaging in when-issued, delayed delivery and forward commitment transactions is subject to certain risks. There are the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. Among the most common are zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist and operate on the same principle as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks. The market prices of zero-coupon, pay-in-kind step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are the most volatile of all fixed income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

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The Funds participate in committed and uncommitted lines of credit provided by State Street Bank and Trust Company (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended February 28, 2007.

As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Under the uncommitted line of credit, as opposed to the committed line of credit, State Street Bank and Trust Company is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

Short Sales

A Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow the security. A Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund will sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above. However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the

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short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

A Fund’s successful use of short sales also will be subject to the ability of the Advisor correctly to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. Subject to its investment policies described above and in the prospectus, a Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans are made pursuant to agreements that require that loans be secured continuously by collateral in cash or short-term debt obligations at least equal to the value of the securities loaned. A Fund retains all or a portion of the interest received on investment of cash collateral, or receives a fee from the borrower where collateral is provided in the form of short-term debt obligations. A borrower will pay to a Fund an amount equal to any dividends or interest received on securities loaned, but a Fund typically will pay for lending fees and related expenses from interest earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

Engaging in securities lending is subject to certain risks. Securities lending generally is subject to counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

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Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that Columbia Funds portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds website, if applicable, or (ii) the time a Columbia Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described below do not apply to the Columbia Fund(s) covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Columbia Funds website. This information is available on the Columbia Funds website as described below.

•	For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Columbia Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Columbia Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’ portfolios, as of month-end on their website, generally within 15 days after such month-end. The equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income Columbia Funds post their top 5-15 holdings.

The scope of the information that is made available on the Columbia Funds website pursuant to the Columbia Funds policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice.

The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

With respect to variable insurance trusts in the Columbia Funds Family, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

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The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President and Chief Executive Officer authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the Columbia Funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President and Chief Executive Officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE

Electra Information Systems	None	Use for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letter and management’s discussion of Columbia Fund performance.	Quarterly

Data Communique	None	Use to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill and Bowne	None	Access as printers for the Columbia Funds’ prospectuses, supplements and SAIs.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Use to provide portfolio characteristics to assist in performance reviews and reporting.	Monthly

Eagle Investment Systems Corp./ FT Interactive Systems Corp	None	Eagle is the Portfolio Accounting System for Causeway Capital Management LLC, the investment sub-advisor to certain of the Funds (Causeway).	Daily

Bloomberg Trade Order Management System	None	Bloomberg is the portfolio trading system for Causeway; holdings data needs is loaded into Bloomberg.	Daily

Institutional Shareholder Services (ISS)	None	ISS is a proxy voting research and record keeping service used by Causeway to vote proxies for certain of the Funds. ISS needs the portfolio holdings to provide Causeway with proxy ballots, research and record keeping services so that Causeway may timely and accurately vote and record proxies for certain of the Funds.	Daily

Cogent Consulting LLC	None	To facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s Investors Service	None	Ongoing portfolio surveillance for ratings they maintain on the Money Market Funds.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006		Fiscal Year Ended March 31, 2005
Large Cap Index Fund
Advisory Fee Paid	$2,279,789	$2,013,756		$1,327,735
Amount Waived by the Advisor	—	$381,563		—
Amount Reimbursed by the Advisor	$1,379,819	$2,445,540	(a)	$800,970

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Advisory Fees Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006		Fiscal Year Ended March 31, 2005
Mid Cap Index Fund
Advisory Fee Paid	$1,755,688	$1,726,396		$1,531,604
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	$1,607,614	$2,582,810	(b)	$1,675,122
Small Cap Index Fund
Advisory Fee Paid	$1,410,638	$1,314,412		$1,302,801
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	—	$979,588	(c)	$482,962
Large Cap Enhanced Core Fund
Advisory Fee Paid	$1,691,254	$1,464,109		$1,094,271
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	$393,249	$619,599	(d)	$640,524

(a)

$1,231,972 of this amount was reimbursed by the Advisor in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

(b)

$1,055,620 of this amount was reimbursed by the Advisor in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

(c)

$804,518 of this amount was reimbursed by the Advisor in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

(d)

$255,885 of this amount was reimbursed by the Advisor in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the portfolio manager(s) of the Advisor who are responsible for the Funds are:

Portfolio Manager(s) of the Advisor

Portfolio Manager	Fund
Vikram J. Kuriyan, PhD	Large Cap Index Fund Mid Cap Index Fund Small Cap Index Fund Large Cap Enhanced Core Fund

Compensation

As of the Funds’ most recent fiscal year end, the Advisor’s portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally

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considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Lipper Category (Peer Group)
Vikram J. Kuriyan	S&P 500 Index S&P MidCap 400 Index S&P SmallCap 600 Index	N/A	Large Blend Mid-Cap Blend Small Blend

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is largely determined by assets under management.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of February 28, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram J. Kuriyan (a)	26	$8.60 billion	38	$4.70 billion	121	$10.22 billion
Vikram J. Kuriyan (b)	26	$9.09 billion	38	$4.70 billion	121	$10.22 billion
Vikram J. Kuriyan (c)	26	$9.67 billion	38	$4.70 billion	121	$10.22 billion
Vikram J. Kuriyan (d)	26	$10.63 billion	38	$4.70 billion	121	$10.22 billion

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Index Fund.

(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Index Fund.

(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Small Cap Index Fund.

(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Enhanced Core Fund.

Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram J. Kuriyan (a)	—	—	—	—	2	21.96 million
Vikram J. Kuriyan (b)	—	—	—	—	2	21.96 million

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Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram J. Kuriyan (c)	2	$21.96 million	—	—	—	—
Vikram J. Kuriyan (d)	2	$21.96 million	—	—	—	—

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Index Fund.

(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Index Fund.

(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Small Cap Index Fund.

(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Enhanced Core Fund.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of February 28, 2007.

Portfolio Manager Ownership of the Columbia Funds Family as of February 28, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned(a)
Vikram J. Kuriyan	Large Cap Enhanced Core Fund	$500,001 - $1 million(b)

(a)	The portfolio manager’s selection of shares was made on February 14, 2007, but notional amounts may have been conferred after that date.

(b)	Includes notional investments through a deferred compensation account.

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

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A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/ dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. More rarely, a portfolio manager may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

Administration Fee Rates and Fees Paid

The Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

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Administration Fee Rates

Fund	Administration Fee Rate, as a % of Average Daily Net Assets
Large Cap Index Fund	0.10%
Mid Cap Index Fund	0.10%
Small Cap Index Fund	0.10%
Large Cap Enhanced Core Fund	0.17%

The Administrator received fees from the Funds for its services as reflected in the following chart, which shows the net administration fees paid to the Administrator for the three most recently completed fiscal periods. The fees shown for the fiscal year ended March 31, 2005 were paid to BACAP Distributors, the former administrator for the Funds.

Administration Fees Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Large Cap Index Fund
Administration Fee Paid	$2,270,948	$2,013,756	$745,716
Amount Waived/Reimbursed by the Administrator	—	—	—
Mid Cap Index Fund
Administration Fee Paid	$1,612,462	$1,673,682	$901,400
Amount Waived/Reimbursed by the Administrator	—	—	—
Small Cap Index Fund
Administration Fee Paid	$1,410,638	$1,314,412	$493,582
Amount Waived/Reimbursed by the Administrator	—	—	—
Large Cap Enhanced Core Fund
Administration Fee Paid	$706,617	$668,755	$436,265
Amount Waived/Reimbursed by the Administrator	—	—	—

Pricing and Bookkeeping Services

Columbia Management Advisors, LLC is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street Bank and Trust Company of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Advisor for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the requirements of the Sarbanes-Oxley Act of 2002.

Also, effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Advisor and State Street Bank and Trust Company (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides certain financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with the Advisor and State Street Bank and Trust Company (together with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust Company

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provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street Bank and Trust Company annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets. Under the State Street Agreements, the fees payable to State Street Bank and Trust Company will not exceed $140,000 annually in the aggregate for each such Fund.

Prior to December 15, 2006, the Funds had a pricing and bookkeeping agreement and an amended Administration Agreement with the Administrator. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the Funds’ prior pricing and bookkeeping agreement, the Funds paid to Columbia Management Advisors, LLC, or to such other person(s) as Columbia Management Advisors, LLC directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the Fund Accounting Fee); and (ii) a financial reporting service of $13,000 (the Financial Reporting Fee). Additionally, the Funds bore certain reimbursable costs and expenses as provided in their prior pricing and bookkeeping agreement and the Administration Agreement. The aggregate fund accounting and fund reporting fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

Columbia Management Advisors, LLC and State Street Bank and Trust Company received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street Bank and Trust Company under the Services Agreement and to Columbia Management Advisors, LLC under the Funds’ prior pricing and bookkeeping agreement and the Administration Agreement for the two most recently completed fiscal years. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by the Administrator under the Administration Agreement.

Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006 *
Large Cap Index Fund	—	—
Mid Cap Index Fund	$148,287	$56,290
Small Cap Index Fund	—	—
Large Cap Enhanced Core Fund	$125,889	$44,908

*	These amounts were paid to Columbia Management Advisors, LLC for the period beginning December 1, 2005 and ending March 31, 2006.

The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. is the Principal Underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or

46

reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approval by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows all commissions and other compensation received by the Distributor, as well as amounts the Distributor retained, during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Funds and Retained by the Distributor

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Large Cap Index Fund
Amount Paid	—	—	$11,205,844	(a)
Amount Retained	—	—	$11,205,844	(b)
Mid Cap Index Fund
Amount Paid	—	—	$11,205,844	(a)
Amount Retained	—	—	$11,205,844	(b)
Small Cap Index Fund
Amount Paid	—	—	$11,205,844	(a)
Amount Retained	—	—	$11,205,844	(b)
Large Cap Enhanced Core Fund
Amount Paid	—	—	$11,205,844	(a)
Amount Retained	—	—	$11,205,844	(b)

(a)	Amount represents underwriting commissions paid to the Distributor by the Columbia Funds Complex.

(b)	Amount represents underwriting commissions retained by the Distributor from underwriting commissions paid by the Columbia Funds Complex.

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Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico Capital Management, LLC and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity

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securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other

49

advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to some of these restrictions. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other

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interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may arise. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

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The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street Bank and Trust Company, which is located at Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 acts as the Funds’ Custodian. As Custodian, State Street Bank and Trust Company is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal period ended February 28, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal period ended February 28, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for Class A shares, Class B shares and Class R shares of the Funds that offer those classes. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

With respect to a Fund’s Class A shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B shares of the Funds.

With respect to a Fund’s Class R shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan and the Class R Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

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All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Rule 12b-1 Fees Paid by the Funds for the Fiscal Period Ended February 28, 2007

Fund	Class A Shares	Class B Shares	Class R Shares
Large Cap Index Fund
Distribution Fee	—	$76,404	—
Service Fee	$175,040	$25,468	—
Mid Cap Index Fund
Distribution Fee	—	—	—
Service Fee	$80,183	—	—
Small Cap Index Fund
Distribution Fee	—	—	—
Service Fee	$108,688	—	—
Large Cap Enhanced Core Fund
Distribution Fee	—	—	$48
Service Fee	$41,103	—	—

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Expense Limitations

The Advisor (or its predecessor) and/or the Distributor has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the table below.

Fund Level Expense Commitment * - Period ending June 30, 2008

Fund
Large Cap Index Fund **	0.14%
Mid Cap Index Fund	0.14%
Small Cap Index Fund **	0.21%
Large Cap Enhanced Core Fund **	0.50%

*	Waivers of investment advisory and/or administration fees and/or other expense reimbursements will result in the listed fund level expense commitments (excluding distribution/shareholder servicing/shareholder administration fees and the Board approved class specific account expense relating to R Shares).

**	The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

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The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds website at www.columbiafunds.com; and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Funds, the services of certain officers of the Funds and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if applicable) as are required for the proper conduct of the Funds’ affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Funds’ shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Funds.

The Funds pay or cause to be paid all other expenses of the Funds, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Funds for the safekeeping of their cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Funds; brokerage commissions chargeable to the Funds in connection with Fund securities transactions to which the Funds are a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Funds to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Funds (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Funds’ shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Funds’ shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Funds; membership dues of industry associations; interest payable on Fund borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Funds’ operation unless otherwise explicitly assumed by the Advisor or the Administrator.

Expenses of the Funds which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees have a fiduciary duty to protect shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

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Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation of the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on five occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee members are all not “interested” persons (as defined in the 1940 Act). The Governance Committee met on four occasions during the last fiscal year.

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The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee members are all not “interested” persons (as defined in the 1940 Act). The Investment Committee met on five occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per Fund basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Period Ended February 28, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees
Edward J. Boudreau, Jr.	$93,070.37	$130,900.00	(b)
William P. Carmichael	$107,517.45	$151,250.00	(c)
Minor M. Shaw	$92,183.00	$129,800.00	(d)
R. Glenn Hilliard	$84,609.63	$118,999.99	(e)
William A. Hawkins	$94,824.23	$133,400.00	(f)

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which is included in the amounts shown.

(b)	Total compensation amount includes deferred compensation payable to Mr. Boudreau in the amount of: $30,181.81.

(c)	Total compensation amount includes deferred compensation payable to Mr. Carmichael in the amount of: $139,490.80.

(d)	Total compensation amount includes deferred compensation payable to Ms. Shaw in the amount of: $59,859.54.

(e)	Total compensation amount includes deferred compensation payable to Mr. Hilliard in the amount of: $109,752.38.

(f)	Total compensation amount includes deferred compensation payable to Mr. Hawkins in the amount of: $0.

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Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of their compensation (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Columbia Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Columbia Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiaries over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and deferring Trustees have the status of unsecured creditors of the selected portfolios.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.	A	C
William P. Carmichael	A	E
Minor M. Shaw	A	C
R. Glenn Hilliard	A	C
William A. Hawkins	A	E

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The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957)	President	2004	Head of Mutual Funds since August 2004 and Managing Director of the Advisor since September 2005; President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. (investment management) from September 1998 to August 2004.

James R. Bordewick, Jr. (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

J. Kevin Connaughton (Born 1964)	Senior Vice President, Chief Financial Officer and Treasurer	2000	Managing Director of the Advisor since February 1998.

Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael G. Clarke (Born 1969)	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor, September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004. Vice President Product Strategy and Development from February 2001 to June 2002.

Stephen T. Welsh (Born 1957)	Vice President	1996	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Jeffrey R. Coleman (Born 1969)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) from May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

Marybeth C. Pilat (Born 1968)	Deputy Treasurer	2006	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Kathryn Dwyer-Thompson (Born 1967)	Assistant Treasurer	2006	Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004; Vice President, State Street Corporation (financial services) prior to December 2004.

Philip N. Prefontaine (Born 1948)	Assistant Treasurer	2006	Vice President, Mutual Fund Reporting of the Advisor since November 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. (investment management) prior to November 2004.

Keith E. Stone (Born 1974)	Assistant Treasurer	2006	Vice President, Trustee Reporting of the Advisor since September 2003; Manager, Investors Bank & Trust Company (financial services) from December 2002 to September 2003; Audit Senior, Deloitte & Touche, LLP (independent registered public accounting firm) prior to December 2002.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Barry S. Vallan (Born 1969)	Controller	2006	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

Peter T. Fariel (Born 1957)	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Nicholas J. Kolokithas (Born 1972)	Assistant Secretary	2007

Assistant General Counsel, Bank of America since

March 2007; Vice President and Counsel, Deutsche Asset Management (investment management) from October 2005 to March 2007; Associate, Dechert LLP (law firm) from June 2000 to September 2005.

Julie B. Lyman (Born 1970)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since October 2006; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 to October 2006; Counsel & Assistant Vice President, CDC IXIS Asset Management Services, Inc. (investment management) prior to April 2004.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Assistant General Counsel, Bank of America since March 2005; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Julian Quero (Born 1967)	Assistant Treasurer	2003	Senior Compliance Manager of the Advisor since April 2002; Assistant Vice President of Taxes and Distributions of the Advisor from 2001 to April 2002.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Funds. Conversely, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The

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Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

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Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for the other mutual funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to each Fund and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Large Cap Index Fund	$49,915	$36,585	$16,935
Mid Cap Index Fund	$137,138	$140,823	$53,188
Small Cap Index Fund	$95,561	$53,577	$64,320
Large Cap Enhanced Core Fund	$633,227	$480,489	$509,507

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal period ended February 28, 2007.

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal year ended March 31, 2006.

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal year ended March 31, 2005.

Directed Brokerage

The Funds or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Advisor.

During the fiscal period ended February 28, 2007, no Fund directed brokerage transactions.

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Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of February 28, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of February 28, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Large Cap Index Fund	CITIGROUP INC LEHMAN BROTHERS HLDG INC BEAR STEARNS COMPANIES INC	$ $ $	51,049,404 8,009,491 3,675,835

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Investments in Securities of Regular Broker/Dealers as of February 28, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Mid Cap Index Fund	JEFFERIES GROUP INC	$4,875,763

Small Cap Index Fund	None	N/A

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Investments in Securities of Regular Broker/Dealers as of February 28, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Large Cap Enhanced Core Fund	CITIGROUP INC MORGAN STANLEY MERRILL LYNCH & CO INC	$ $ $	51,049,404 16,350,166 15,249,425

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by a

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Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•	ABR Retirement Plan Services, Inc.

•	Acclaim Benefits, Inc.

•	ACS HR Solutions LLC

•	ADP Retirement Services

•	American Century Investments

•	Ameriprise Financial Services, Inc.

•	AMG Service Corp.

•	AST Trust Company

•	Benefit Plan Administrators

•	Bisys Retirement Services

•	Ceridian Retirement Plan Services

•	Charles Schwab & Co.

•	Citigroup Global Markets Inc.

•	CitiStreet LLC

•	City National Bank

•	CNA Trust Corporation

•	Compensation & Capital Administrative Services, Inc.

•	CompuSys Erisa Group of Companies

•	Daily Access Concepts, Inc.

•	Digital Retirement Solutions

•	Edgewood Services, Inc.

•	E*Trade Group, Inc.

•	ExpertPlan

•	Fidelity Investments Institutional Operations Co.

•	Fiserv Trust Company

•	Great West Life & Annuity Co.

•	GWFS Equities, Inc.

•	Hartford Life Insurance Company

•	Hewitt Associates LLC

•	Invesmart, Inc.

•	John Hancock Life Insurance Company (USA)

•	John Hancock Life Insurance Company of New York

•	JP Morgan Retirement Plan Services LLC

•	Lincoln Financial Group

•	Linsco/Private Ledger Corp.

•	M&T Securities, Inc.

•	Marquette Trust Company

•	Massachusetts Mutual Life Insurance Company

•	Matrix Settlement & Clearance Services

•	Mercer HR Services, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Mid Atlantic Capital Corporation

•	National Deferred Compensation, Inc.

•	National Investor Services Corp.

•	Nationwide Investment Services

•	New York State Deferred Compensation, Inc.

•	NYLife Distributors LLC

•	PNC Advisors

•	Princeton Retirement Group

•	Principal Life Insurance Company

•	RBC Dain Rauscher Inc.

•	Robert W. Baird & Co., Inc.

•	Strong Funds Distributors, Inc.

•	The 401k Company

•	T. Rowe Price Group, Inc.

•	The Gem Group, L.P.

•	The Principal Financial Group

•	The Vanguard Group, Inc.

•	Unified Trust Company, N.A.

•	Wachovia Securities, LLC

•	Wells Fargo Bank, N.A.

•	Wells Fargo Funds Management, LLC

•	Wespac Plan Services, Inc.

•	Wilmington Trust Corporation

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The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

Marketing Support Payments

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank

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of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•	A.G. Edwards & Sons, Inc.

•	AIG Advisor Group

•	Ameriprise Financial Services, Inc.

•	AXA Advisors, LLC

•	Banc of America Securities LLC

•	Banc One Investment Group, LLC

•	Bank of America, N.A.

•	Bank of New York

•	Bear Stearns Securities Corporation

•	BMO Nesbitt Burns

•	Brown Brothers Harriman & Co.

•	Chicago Mercantile Exchange

•	Citicorp Investment Services

•	Citigroup Global Markets Inc.

•	Commonwealth Financial Network

•	Custodial Trust Company

•	FAS Corp.

•	Fidelity Brokerage Services, Inc.

•	Frost Bank of America

•	Genworth Financial, Inc.

•	Goldman, Sachs & Co.

•	Harris Corporation

•	Huntington Capital Corp.

•	ING Group

•	J.J.B. Hilliard, W.L. Lyons, Inc.

•	Lincoln Financial Advisors Corp.

•	Linsco/Private Ledger Corp.

•	Mellon Financial Markets, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Money Market One

•	Morgan Stanley & Co. Incorporated.

•	National Financial Services LLC

•	Pershing LLC

•	PNC Bank, N.A.

•	Prudential Investment Management Services, LLC

•	Raymond James & Associates, Inc.

•	Raymond James Financial Services, Inc.

•	Security Benefit Life Insurance Company

•	SEI Investments Inc.

•	State Street Global Markets, LLC

•	SVB Securities

•	Summit Bank

•	SunGard Institutional Brokerage Inc.

•	Sun Life Assurance Company of Canada

•	TIAA-CREF Life Insurance Company

•	Transamerica Corporation

•	UBS Financial Services Inc.

•	US Bank National Association

•	Wachovia Securities LLC

•	Webster Investment Services, Inc.

•	Wells Fargo Fund Management LLC

•	Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

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Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectus, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares	Class R Shares	Class Z Shares
Large Cap Index Fund	✓	✓		✓
Mid Cap Index Fund	✓			✓
Small Cap Index Fund	✓			✓
Large Cap Enhanced Core Fund	✓		✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Funds will not be personally liable for payment of the Funds’ debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Funds’ obligation only if the Funds had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of the Funds are entitled to receive any dividends or other distributions declared for the Funds. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or investment sub-advisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectus.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the Exchange is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, and their respective successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Insurance company separate accounts for the benefit of group retirement plans.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund’s transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor’s proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This reinstatement privilege allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (i) the sole shareholder on an individual account; (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the purchase of shares; (ii) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

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Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (i) the grantor of the trust is the sole trustee and the sole life beneficiary, and (ii) death occurs following the purchase, and (iii) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

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Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.
Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments,

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including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the

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regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if a Fund that previously failed to qualify as a regulated investment company failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to re-qualify as a regulated investment company in a subsequent year.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its capital gain net income (adjusted for net ordinary losses) for the 12 month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund generally intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Fund).

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such capital gains. The Funds cannot carry back or carry forward any net operating losses. The Funds do not have any capital loss carry-forwards for federal income tax purposes.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and

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redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256 of the Code, described above, then such straddles could be characterized as “mixed straddles.” A Fund may make one or

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more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle will affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized.

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Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

All distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income (defined below) may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives or is deemed to receive a long-term capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

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Foreign Taxes

Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. It is not expected that any of the Funds will qualify for this election.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by the Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

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Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction only if certain holding period requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (exempt foreign shareholder). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or receipt of the capital gain distribution and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Under recently enacted legislation, any distribution by a Fund to a foreign shareholder that is attributable to gain from the Fund’s sale or exchange of a U.S. real property interest (which is defined in the Code to include, among other things, the stock of certain U.S. corporations that are substantially invested, directly or indirectly, in U.S. real property) may be subject to U.S. tax if more than half of a Fund’s assets are invested directly or indirectly in U.S. real property interests, taking into account the Fund’s investments in certain regulated investment companies and most REITs. Any such distributions that are taxable may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. persons, and also may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). The preceding distribution rules generally will not apply to tax years beginning on or after January 1, 2008, except in limited circumstances in which a Fund has invested in a REIT. In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the

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61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described in this paragraph. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of May 31, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Large Cap Index Fund – Class Z	BANK OF AMERICA TTEE 401 (K) FOR LEGACY FLEET TRUST 700 LOUISIANA ST HOUSTON TX 77002-2700	9,838,883.8230	10.68%

Large Cap Index Fund – Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	20,147.6290	5.55%

Large Cap Index Fund – Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 2518 HOUSTON TX 77252-2518	29,687,173.9630	32.24%

Large Cap Index Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	30,186,140.9730	32.78%

Large Cap Index Fund – Class A	BANK OF AMERICA FBO BRISTOL HOSPITAL SHAREHOLDER SVCS 411 N AKARD ST TX1-945-06-07 DALLAS, TX 75201-3307	283,987.0380	8.87%

Mid Cap Index Fund – Class Z	BANK OF AMERICA TTEE 401 (K) FOR LEGACY FLEET TRUST 700 LOUISIANA ST HOUSTON TX 77002-2700	24,670,916.4460	15.52%

Mid Cap Index Fund – Class A	NEW YORK LIFE TRUST COMPANY 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	1,731,004.8410	42.03%

Mid Cap Index Fund – Class Z	BANK OF AMERICA NA TTE BANK OF AMERICA 401K PLAN ATTN NORMA AJA PO BOX 2518 HOUSTON TX 77252-2518	35,040,093.3630	22.04%

Mid Cap Index Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	92,895,031.1980	58.43%

Mid Cap Index Fund – Class A	WELLS FARGO BANK NA TTEE PLANS SERVICED BY EDUCATORS MONEY.COM C/O FASCORE, LLC 8515 E ORCHARD RD #2 2T2 GREENWOOD VLG CO 80111-5002	289,056.9990	7.02%

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Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Small Cap Index Fund – Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLR JACKSONVILLE, FL 32246-6484	118,022.1170	5.13%

Small Cap Index Fund – Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA PO BOX 2518 HOUSTON TX 77252-2518	13,629,468.8400	20.19%

Small Cap Index Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	35,422,155.2190	52.47%

Small Cap Index Fund – Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	203,751.7110	8.85%

Large Cap Enhanced Core Fund – Class R	FIM FUNDING INC C/O COLUMBIA FUNDS GROUP MAIL STOP MA5 100 11 05 100 FEDERAL STREET BOSTON MA 02110-1802	766.8030	100.00%

Large Cap Enhanced Core Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	43,928,776.4090	91.62%

As of May 31, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Large Cap Index Fund	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 2518 HOUSTON TX 77252-2518	29,687,173.9630	31.04%

Large Cap Index Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	30,186,140.9730	31.56%

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Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Mid Cap Index Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	92,895,031.1980	56.95%

Small Cap Index Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	35,422,155.2190	50.74%

Large Cap Enhanced Core Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	43,928,776.4090	89.38%

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

•

A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 — Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

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Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

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III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

B-3

actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

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•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

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CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

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Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

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•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

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Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

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CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

B-13

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

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CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

____________________________________________________________________________________________________________

Issuer and Proxy Matter: _______________________________________________________________________________________

____________________________________________________________________________________________________________

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

____________________________________________________________________________________________________

____________________________________________________________________________________________________

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

____________________________________________________________________________________________________

____________________________________________________________________________________________________

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

____________________________________________________________________________________________________

____________________________________________________________________________________________________

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

____________________________________________________________________________________________________

____________________________________________________________________________________________________

Name: ____________________________________________________________________________________

Signed: ___________________________________________________________________________________

Date: _____________________________________________________________________________________

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.

[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

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CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

☐ FOR

☐ AGAINST

☐ WITHHOLD

☐ ABSTAIN

Brief rationale: ______________________________________________________________________________

____________________________________________________________________________________________________________

____________________________________________________________________________________________________________

____________________________________________________________________________________________________________

____________________________________________________________________________________________________________

____________________________________________________________________________________________________________

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

____________________________________________________________________________________________________________

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

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COLUMBIA FUNDS SERIES TRUST

One Financial Center

Boston, Massachusetts 02111

1-800-345-6611

FORM N-1A

PART C

OTHER INFORMATION

ITEM 23.	Exhibits

All references to the registration statement (the Registration Statement) in the following list of exhibits refer to the Registration Statement for Columbia Funds Series Trust (the Registrant) on Form N-1A (File Nos. 333-89661; 811-09645)

Exhibit Letter	Description
(a)	Articles of Incorporation:

(a)(1)	Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(a)(2)	Certificate of Amendment of Certificate of Trust dated September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(a)(3)	Amended and Restated Declaration of Trust dated September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(b)	Bylaws:

Not Applicable.

(c)	Instruments Defining Rights of Securities Holders: Not Applicable.

Exhibit Letter	Description
(d)	Investment Advisory Contracts:

(d)(1)	Investment Advisory Agreement between Columbia Management Advisors, LLC (CMA) and the Registrant dated September 30, 2005, Schedule I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(2)	CMA Assumption Agreement on behalf of the LifeGoal Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(3)	Investment Advisory Agreement between CMA and the Registrant on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(4)	CMA Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(5)	Investment Advisory Agreement between CMA and the Registrant on behalf of Columbia Multi-Advisor International Equity Fund dated September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(6)	Investment Sub-Advisory Agreement among CMA, Brandes Investment Partners, L.P. (Brandes) and the Registrant dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(7)	Investment Sub-Advisory Agreement among CMA, Marsico Capital Management, LLC (Marsico) and the Registrant dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(8)	Investment Sub-Advisory Agreement among CMA, Causeway Capital Management LLC (Causeway) and the Registrant on behalf of Columbia Multi-Advisor International Equity Fund dated September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

Exhibit Letter	Description
(e)	Underwriting Contract:

(e)(1)	Distribution Agreement with Columbia Management Distributors, Inc. (CMD) dated September 26, 2005, Schedules I and II current as of September 26, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(f)	Bonus or Profit Sharing Contracts:

(f)(1)	Deferred Compensation Plan adopted December 9, 1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(g)	Custodian Agreements:

(g)(1)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (State Street) dated June 13, 2005, Appendix A last amended September 26, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(g)(2)	Amendment No. 1 to the Master Custodian Agreement between the Registrant and State Street, dated June 1, 2006, incorporated by reference to Post-Effective Amendment 45, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)	Other Material Contracts:

(h)(1)	Administration Agreement between the Registrant and CMA, dated February 15, 2007, to be filed by amendment.

(h)(2)	Pricing and Bookkeeping Agreement between the Registrant and CMA, dated December 1, 2005, Schedule A current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(3)	Shareholder Servicing Plan relating to all share classes of the Registrant, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(4)	Shareholder Administration Plan relating to Class A Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

Exhibit Letter	Description
(h)(5)	Shareholder Administration Plan relating to Class B and Class C Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(6)	Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(7)	Shareholder Administration Plan relating to Marsico Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(8)	Shareholder Administration Plan relating to Trust Class Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(9)	Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement among Columbia Management Services, Inc. (formerly, Columbia Fund Services, Inc.) (CMS), CMA and the Registrant dated September 30, 2005, Appendix I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(10)	Cross Indemnification Agreement between Columbia Funds Master Investment Trust (the Master Trust) and the Registrant dated September 26, 2005, incorporated by reference to Post-Effective Amendment 45, filed June 14, 2006.

(h)(11)	Mutual Fund Fee and Expense Agreement among the Registrant, the Master Trust, Columbia Funds Variable Insurance Trust I (the Variable Trust), Banc of America Funds Trust, CMA and CMD dated February 14, 2007, to be filed by amendment.

(i)	Legal Opinion

(i)(1)	Opinion of Morrison & Foerster LLP, filed herewith.

(j)	Other Opinions

(j)(1)	Opinion of PricewaterhouseCoopers LLP, filed herewith.

(k)	Omitted Financial Statements

Not Applicable.

Exhibit Letter	Description
(l)	Initial Capital Agreements:

(l)(1)	Investor Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(m)	Rule 12b-1 Plans:

(m)(1)	Shareholder Servicing and Distribution Plan relating to Class A Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(m)(2)	Distribution Plan relating to all share classes of the Registrant, Exhibits I and II current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(n)	Financial Data Schedule: Not Applicable.

(o)	Rule 18f-3 Plan:

(o)(1)	Rule 18f-3 Multi-Class Plan, to be filed by amendment.

(p)	Codes of Ethics:

(p)(1)	Columbia Management Group Code of Ethics, effective July 1, 2006, incorporated by reference to Post-Effective Amendment No. 46, filed July 28, 2006.

(p)(2)	Brandes Code of Ethics, filed herewith.

(p)(3)	Marsico Code of Ethics, incorporated by reference to Post-Effective Amendment No. 49, filed May 2, 2007.

(p)(4)	Causeway Code of Ethics, filed herewith.

(q)(1)	Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau, Jr., William A. Hawkins, R. Glenn Hilliard and William P. Carmichael, incorporated by reference to Post-Effective Amendment 45, filed June 14, 2006.

Exhibit Letter	Description
(q)(2)	Power of Attorney for Keith Banks, incorporated by reference to Post-Effective Amendment No. 34, filed June 29, 2004.

ITEM 24.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 25.	Indemnification

Article VII of the Registrant’s Declaration of Trust provides for the indemnification of the Registrant’s trustees, officers, employees and other agents. Indemnification of the Registrant’s administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1.	Administration Agreement with CMA;

2.	Distribution Agreement with CMD;

3.	Custody Agreement with State Street; and

4.	Transfer Agency and Services Agreement with CFS and CMA.

The Registrant has entered into a Cross Indemnification Agreement with the Master Trust dated September 26, 2005. The Master Trust will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities to which the Trust may become subject under the Securities Act of 1933 (the 1933 Act), the Investment Company Act of 1940 (the 1940 Act), or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the Securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the “Offering Documents”), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust for use in the Offering Documents.

The Trust will indemnify and hold harmless the Master Trust against any losses, claims, damages or liabilities to which the Master Trust may become subject under the 1933 Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in the Offering Documents or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust expressly for use therein; and will reimburse the Master Trust for any legal or other expenses reasonably incurred by the Master Trust in connection with investigating or defending any such action or claim; provided, however, that the Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust for use in the Offering Documents.

Promptly after receipt by an indemnified party under subsection (a) or (b) above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against an indemnifying party or parties under such subsection, notify the indemnifying party or parties in writing of the commencement thereof; but the omission to so notify the indemnifying party or parties shall not relieve it or them from any liability which it or they may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party or parties of the commencement thereof, the indemnifying party or parties shall be entitled to participate therein and, to the extent that either indemnifying party or both shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party or parties to such indemnified part of its or their election so to assume the defense thereof, the indemnifying party or parties shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.	Business and Other Connections of the Investment Advisor

To the knowledge of the Registrant, none of the directors or officers of CMA, the investment advisor to the Registrant’s portfolios, or Brandes, Marsico or Causeway, the investment sub-advisors to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors’ qualifying shares) of CMA or Marsico, or other subsidiaries of Bank of America Corporation.

(a) CMA performs investment advisory services for the Registrant and certain other customers. CMA is a wholly owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by CMA (formerly, Banc of America Capital Management, LLC (BACAP)) with the SEC pursuant to the Investment Advisers Act of 1940 (the Advisers Act) (File No. 801-50372).

(b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (File No. 801-24986).

(c) Marsico performs investment sub-advisory services for the Registrant and certain other customers. Marsico is a wholly owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Marsico with the SEC pursuant to the Advisers Act (File No. 801-54914).

(d) Causeway performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Causeway with the SEC pursuant to the Advisers Act (File No. 801-60343).

ITEM 27.	Principal Underwriters

(a) CMD is the Registrant’s principal underwriter. CMD acts in such capacity for each series of Columbia Funds Series Trust I, Columbia Funds Variable Insurance Trust, Columbia Acorn Trust and Wanger Acorn Trust. CMD also acts as distributor for the Registrant, the Variable Trust and Banc of America Funds Trust, and as placement agent for the Master Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant

Ahmed, Yaqub	V.P.	None

Aldi, Andrew	V.P.	None

Anderson, Judith M.	V.P.	None

Ash, James R.	V.P.	None

Banks, Keith T.	Director	None

Ballou, Richard J.	Sr. V.P.	None

Bartlett, John	Managing Director	None

Berretta, Frederick R.	Director and Managing Director	None

Bozek, James	Sr. V.P.	None

Brantley, Thomas M.	Sr. V.P.-Tax	None

Brown, Beth Ann	Sr. V.P.	None

Claiborne, Douglas	Sr. V.P.	None

Climer, Quentin	V.P.	None

Conley, Brook	V.P.	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant

Davis, W. Keith	Sr. V.P.-Tax	None

DeFao, Michael	Chief Legal Officer	None

Desilets, Marian	V.P.	None

Devaney, James	Sr. V.P.	None

Dolan, Kevin	V.P.	None

Donovan, M. Patrick	Chief Compliance Officer	None

Doyle, Matthew	V.P.	None

Emerson, Kim P.	Sr. V.P.	None

Feldman, David	Managing Director	None

Feloney, Joseph	Sr. V.P.	None

Ferullo, Jeanne	V.P.	None

Fisher, James F.	V.P.	None

Ford, David C.	V.P.	None

Gellman, Laura D.	Conflicts of Interest Officer	None

Gentile, Russell	V.P.	None

Goldberg, Matthew	Sr. V.P.	None

Gubala, Jeffrey	V.P.	None

Guenard, Brian	V.P.	None

Jones, Michael A.	Chief Executive Officer, President and Director	None

Lynch, Andrew R.	Managing Director	None

Marcelonis, Sheila	V.P.	None

Martin, William W.	Operational Risk Officer	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant

Miller, Anthony	V.P.	None

Miller, Gregory M.	V.P.	None

Moberly, Ann R.	Sr. V.P.	None

Mroz, Gregory S.	Sr. V.P.-Tax	None

Nigrosh, Diane J.	V.P.	None

Owen, Stephanie	V.P.	None

Piken, Keith A.	Sr. V.P.	None

Pryor, Elizabeth A.	Secretary	None

Ratto, Gregory	V.P.	None

Reed, Christopher B.	Sr. V.P.	None

Roberts, Amy S.	Director	None

Ross, Gary	Sr. V.P.	None

Scully-Power, Adam	V.P.	None

Seller, Gregory	V.P.	None

Shea, Terence	V.P.	None

Sideropoulos, Lou	Sr. V.P.	None

Studer, Eric	Sr. V.P.	None

Waldron, Thomas	V.P.	None

Walsh, Brian	V.P.	None

Wasp, Kevin	Corporate Ombudsman	None

Weidner, Donna M.	Treasurer and Chief Financial Officer	None

Wess, Valerie	Sr. V.P.	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant

Wilson, Christopher L.	Sr. V.P.	President

Winn, Keith	Sr. V.P.	None

Yates, Susan	V.P.	None

*	The address for each individual is One Financial Center, Boston, MA 02111.

(c) Not applicable.

ITEM 28.	Location of Accounts and Records

(1)	CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment advisor and administrator).

(2)	Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-advisor).

(3)	Marsico, 1200 17th Street, Suite 1600, Denver, CO 80202 (records relating to its function as investment sub-advisor).

(4)	Causeway, 1111 Santa Monica Boulevard, Suite 1150, Los Angeles, CA 90025 (records relating to its function as investment sub-advisor).

(5)	CMS (formerly, Columbia Funds Services, Inc.), P.O. Box 8081, Boston, MA 02266-8081 (records relating to its function as transfer agent).

(6)	CMD, One Financial Center, Boston, MA 02110 (records relating to its function as distributor and principal underwriter).

(7)	State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 02111-2900 (records relating to its function as custodian).

ITEM 29.	Management Services

Not Applicable.

ITEM 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 29th day of June, 2007.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ Christopher L. Wilson
Christopher L. Wilson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Christopher L. Wilson	President and	June 29, 2007
(Christopher L. Wilson)	Chief Executive Officer
(Principal Executive Officer)

/s/ J. Kevin Connaughton	Senior Vice President, Treasurer
(J. Kevin Connaughton)	and Chief Financial Officer	June 29, 2007
(Principal Financial Officer)

/s/ Michael G. Clarke	Assistant Treasurer
(Michael G. Clarke)	and Chief Accounting Officer	June 29, 2007
(Principal Accounting Officer)

*	Chairman	June 29, 2007
(William P. Carmichael)	of the Board of Trustees

*	Trustee	June 29, 2007
(Edward J. Boudreau, Jr.)

*	Trustee	June 29, 2007
(William A. Hawkins)

*	Trustee	June 29, 2007
(R. Glenn Hilliard)

*	Trustee	June 29, 2007
(Minor Mickel Shaw)

*/s/ James R. Bordewick, Jr.
James R. Bordewick, Jr.**

*	Attorney-in-Fact for each Trustee
**	Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated May 16, 2006 incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on June 14, 2006.